As filed on November 19, 2003

                                                     1933 Act File No. 002-85905
                                                     1940 Act File No. 811-3826

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  X
                                                                        ---
      Pre-Effective Amendment No.
                                --------

      Post-Effective Amendment No.   41                                  X
                                  -------                               ---

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X
                                                                        ---

      Amendment No.   41                                                 X
                    ------                                              ---

                                AIM SECTOR FUNDS

                    (as Successor to AIM Sector Funds, Inc.,
                   formerly named INVESCO SECTOR FUNDS, INC.)

               (Exact Name of Registrant as Specified in Charter)

                 11 Greenway Plaza, Suite 100, Houston, TX 77046
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (713) 626-1919

                                Robert H. Graham
                          11 Greenway Plaza, Suite 100
                                Houston, TX 77046
                     (Name and Address of Agent for Service)
                                  ------------
                                   Copies to:

Clifford J. Alexander, Esq.       John H. Lively, Esq.   Martha J. Hayes, Esq.
Kirkpatrick & Lockhart LLP        AIM Advisors, Inc.     Ballard Spahr Andrews
1800 Massachusetts Avenue, N.W.   11 Greenway Plaza,     & Ingersoll, LLP
Washington, D.C. 20036            Suite 100              1735 Market Street,
                                  Houston, TX  77046     51st Floor
                                                         Philadelphia, PA 19103-
                                                         7599

                                  ------------

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.
It is proposed that this filing will become effective (check appropriate box)
       immediately upon filing pursuant to paragraph (b)
---


 X     on November 20, 2003 pursuant to paragraph (b)
---

       60 days after filing pursuant to paragraph (a)(1)
---
       on _________, pursuant to paragraph (a)(1)
---
       75 days after filing pursuant to paragraph (a)(2)
---
       on _________, pursuant to paragraph (a)(2) of rule 485
---

If appropriate, check the following box:
___   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                       Contents of Registration Statement

Cover Page

Contents of Registration Statement

Prospectus for Investor Class, Class A, Class B, Class C and Class K shares

Prospectus for INVESCO Technology Fund, Institutional Class shares

Statement of Additional Information

Part C

Signature Page

Exhibits

AIM SECTOR FUNDS
INVESCO ENERGY FUND--INVESTOR CLASS, CLASS A, B, C, AND K
INVESCO FINANCIAL SERVICES FUND--INVESTOR CLASS, CLASS A, B, C, AND K INVESCO GOLD & PRECIOUS METALS FUND--INVESTOR CLASS, CLASS A, B, AND C INVESCO HEALTH SCIENCES FUND--INVESTOR CLASS, CLASS A, B, C, AND K INVESCO LEISURE FUND--INVESTOR CLASS, CLASS A, B, C, AND K

INVESCO TECHNOLOGY FUND--INVESTOR CLASS, CLASS A, B, C, AND K
INVESCO TELECOMMUNICATIONS FUND--INVESTOR CLASS, CLASS A, B, C, AND K INVESCO UTILITIES FUND--INVESTOR CLASS, CLASS A, B, AND C

EIGHT MUTUAL FUNDS DESIGNED FOR INVESTORS SEEKING CAPITAL GROWTH THROUGH TARGETED INVESTMENT OPPORTUNITIES.

INVESTOR CLASS SHARES OFFERED BY THIS PROSPECTUS ARE OFFERED ONLY TO GRANDFATHERED INVESTORS. PLEASE SEE THE SECTION OF THE PROSPECTUS ENTITLED "HOW TO BUY SHARES."

CLASS A, B, AND C SHARES ARE SOLD PRIMARILY THROUGH FINANCIAL INTERMEDIARIES. CLASS K SHARES ARE SOLD TO QUALIFIED RETIREMENT PLANS, RETIREMENT SAVINGS PROGRAMS, EDUCATIONAL SAVINGS PROGRAMS, AND WRAP PROGRAMS PRIMARILY THROUGH FINANCIAL INTERMEDIARIES.


TABLE OF CONTENTS
Investment Goals, Strategies, And Risks .........2
Fund Performance ................................5
Fees And Expenses ..............................10
Investment Risks ...............................14
Principal Risks Associated With The Funds ......16
Temporary Defensive Positions ..................16
Portfolio Turnover .............................16
Fund Management ................................17
Portfolio Managers .............................17
Potential Rewards ..............................18
Share Price ....................................19
Tools Used to Combat Excessive Short-Term
  Trading Activity .............................19
How To Buy Shares ..............................21
Your Account Services ..........................28
How To Sell Shares .............................29
Taxes ..........................................31
Dividends And Capital Gain Distributions .......32
Financial Highlights ...........................33


No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.

The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

PROSPECTUS | NOVEMBER 20, 2003

INVESCO Funds Group, Inc. ("INVESCO") is the investment advisor for the Funds as of the date of this prospectus. Effective November 25, 2003, A I M Advisors, Inc. ("AIM") will serve as the investment advisor for each Fund, and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional") will serve as the sub-advisor for each Fund. On November 20, 2003, the series portfolios of AIM Sector Funds, Inc., a Maryland corporation (the "Company"), were redomesticated as the Funds, which are series portfolios of AIM Sector Funds, a Delaware statutory trust. INVESCO Institutional is an affiliate of INVESCO. INVESCO and AIM are referred to herein, as appropriate, as the "Advisor."


This Prospectus contains important information about the Funds' Investor Class, Class A, B, C, and, if applicable, K shares. Class A, B, and C shares are sold primarily through financial intermediaries. Class K shares are sold to qualified retirement plans, retirement savings programs, educational savings programs, and wrap programs primarily through financial intermediaries. If you invest through a financial intermediary, please contact your financial intermediary or, with respect to Class K shares, your plan or program sponsor, for detailed information on suitability and transactional issues (i.e., how to purchase or sell shares, minimum investment amounts, and fees and expenses). INVESCO Technology Fund also offers an additional class of shares through a separate Prospectus. Each of the Fund's classes has varying expenses, with resulting effects on their performance. You can choose the class of shares that is best for you, based on how much you plan to invest and other relevant factors discussed in "How To Buy Shares." To obtain additional information about the other class of Technology Fund's shares, contact A I M Distributors, Inc. ("ADI") at 1-800-347-4246.

This Prospectus will tell you more about:


[KEY ICON] INVESTMENT GOALS & STRATEGIES

[ARROW ICON] POTENTIAL INVESTMENT RISKS

[GRAPH ICON] PAST PERFORMANCE

--------------------------------------------------------------------------------

[KEY ICON][ARROW ICON] INVESTMENT GOALS, STRATEGIES, AND RISKS

FOR MORE DETAILS ABOUT EACH FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

FACTORS COMMON TO ALL THE FUNDS

The Funds seek capital growth; Telecommunications, and Utilities Funds also attempt to earn income for you. The Funds are actively managed. They invest primarily in equity securities that the Advisor believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities.


Each Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies doing business in the economic sector described by its name. At any given time, 20% of each Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in a particular sector, a company must meet at least one of the following tests:

o At least 50% of its gross income or its net sales must come from activities in the sector;

o At least 50% of its assets must be devoted to producing revenues from the sector; or

o Based on other available information, we determine that its primary business is within the sector.

The Advisor uses a research oriented "bottom-up" investment approach to create each Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Funds emphasize companies that the Advisor believes are strongly managed and will generate above-average long-term capital appreciation.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style. Value investing seeks securities, particularly stocks, that are currently undervalued by the market -- companies that are performing well, or have solid management and products, but whose stock prices do not reflect that value. Through our value process, we seek to provide reasonably consistent returns over a variety of market cycles. Value-oriented funds typically will underperform growth-oriented funds when investor sentiment favors the growth investing style.

As sector funds, each portfolio is concentrated in a comparatively narrow segment of the economy. This means a Fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the Funds tend to be more volatile than other mutual funds, and the value of their portfolio investments and consequently the value of an investment in a Fund tend to go up and down more rapidly.

The Funds are subject to other principal risks, as applicable, such as market, foreign securities, liquidity, derivatives, counterparty, lack of timely information, and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Funds." An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that you may lose money on your investment in a Fund.

The Funds are concentrated in these sectors:

[KEY ICON] INVESCO ENERGY FUND -- INVESTOR CLASS, CLASS A, B, C, AND K

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies within the energy sector. These companies include, but are not limited to, oil companies, oil and gas exploration companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal, alternative energy companies, and innovative energy technology companies.

Generally, we prefer to keep the Fund's investments divided among the four main energy subsectors: major oil companies, energy services, oil and gas exploration/production companies, and natural gas pipeline companies. We adjust portfolio weightings depending on current economic conditions. Although individual security selection drives the performance of the Fund, short-term fluctuations in commodity prices may influence Fund returns and increase price fluctuations in the Fund's shares. The businesses in which we invest may be adversely affected by foreign government, federal, or state regulations on energy production, distribution, and sale.

[KEY ICON] INVESCO FINANCIAL SERVICES FUND -- INVESTOR CLASS, CLASS A, B, C,
AND K

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services sector. These companies include, but are not limited to, banks (regional and money-centers), insurance companies (life, property and casualty, and multiline), investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies), and suppliers to financial services companies.

We place a greater emphasis on companies that are increasing their revenue streams along with their earnings. We seek companies that we believe can grow their revenues and earnings in a variety of interest rate environments -- although securities prices of financial services companies generally are interest rate sensitive. We seek companies with successful sales and marketing cultures and that leverage technologies in their operations and distribution. We adjust portfolio weightings depending on current economic conditions and relative valuations of securities.

This sector generally is subject to extensive governmental regulation, which may change frequently. In addition, the profitability of businesses in these industries depends heavily upon the availability and cost of money, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. From time to time, severe competition may also affect the profitability of these industries.

[KEY ICON] INVESCO GOLD & PRECIOUS METALS FUND -- INVESTOR CLASS, CLASS A, B, AND C

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in exploring for, mining, processing, or dealing and investing in gold, gold bullion, and other precious metals, such as silver, platinum, and palladium, as well as diamonds. The securities of these companies are highly dependent on the price of precious metals at any given time.

Fluctuations in the price of gold directly -- and often dramatically -- affect the profitability and market value of companies in this sector. Changes in political or economic climate for the two largest gold producers -- South Africa and the former Soviet Union -- may have a direct impact on the price of gold worldwide. Up to 10% at the time of purchase of the Fund's assets may be invested in gold bullion. The Fund's investments directly in gold bullion will earn no income return; appreciation in the market price of gold is the sole manner in which the Fund can realize gains on bullion investments. The Fund may have higher storage and custody costs in connection with its ownership of bullion than those associated with the purchase, holding and sale of more traditional types of investments.

The Fund primarily focuses on those gold companies that have the ability to increase production capacity at low costs, while having the potential to make major gold discoveries around the world. Additionally, we try to identify companies that leverage increasing gold prices; that is, companies that do not hedge gold prices on the market. While the Fund may take positions in mid- to small-sized exploration companies that may be more volatile than investments in large, more established companies, it will primarily focus on major gold stocks that are leaders in their fields. Up to 100% of the Fund's assets may be invested in foreign companies.

[KEY ICON] INVESCO HEALTH SCIENCES FUND -- INVESTOR CLASS, CLASS A, B, C, AND K

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies that develop, produce, or distribute products or services related to health care. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, biotechnology, and health care providers and services companies.

We focus on the dominant players in fast-growing therapeutic areas or companies on the verge of exciting medical breakthroughs. We seek companies with strong, commercially successful products as well as promising product pipelines. This strategy may lead us to invest in both well-established health care firms and faster-growing, more dynamic entities. Well-established health care companies typically provide liquidity and earnings visibility for the portfolio and represent core holdings in the Fund. The Fund also may invest in high growth, earlier stage companies whose future profitability could be dependent upon increasing market shares from one or a few key products. Such companies often have limited operating histories and their potential profitability may be dependent on regulatory approval of their products, which increases the volatility of these companies' securities prices and could have an adverse impact upon the companies' future growth and profitability.

Changes in government regulation could also have an adverse impact. Continuing technological advances may mean rapid obsolescence of products and services.

[KEY ICON] INVESCO LEISURE FUND -- INVESTOR CLASS, CLASS A, B, C, AND K

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in the design, production, and distribution of products related to the leisure activities. These industries include, but are not limited to, hotels/gaming, publishing, advertising, beverages, audio/video, broadcasting-radio/TV, cable & satellite operators, cable & satellite programmers, motion pictures & TV, recreation services/entertainment, retail, and toys.

We seek firms that can grow their businesses regardless of the economic environment. The Advisor attempts to keep the portfolio well diversified across the leisure sector, adjusting portfolio weightings depending on prevailing economic conditions and relative valuations of securities. This sector depends on consumer discretionary spending, which generally falls during economic downturns. Securities of gambling casinos often are subject to high price volatility and are considered speculative. Video and electronic games are subject to risks of rapid obsolescence.




[KEY ICON] INVESCO TECHNOLOGY FUND -- INVESTOR CLASS, CLASS A, B, C, AND K

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in technology-related industries. These include, but are not limited to, various applied technologies, hardware, software, semiconductors, telecommunications equipment and services, and service-related companies in information technology. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector.

A core portion of the Fund's portfolio is invested in market-leading technology companies among various subsectors in the technology universe that we believe will maintain or improve their market share regardless of overall economic conditions. These companies are leaders in their field and are believed to have a strategic advantage over many of their competitors. The remainder of the Fund's portfolio consists of faster-growing, more volatile technology companies that the Advisor believes to be emerging leaders in their fields. The market prices of these companies tend to rise and fall more rapidly than those of larger, more established companies.

[KEY ICON] INVESCO TELECOMMUNICATIONS FUND -- INVESTOR CLASS, CLASS A, B, C,
AND K

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in the design, development, manufacture, distribution, or sale of communications services and equipment, and companies that are involved in supplying equipment or services to such companies. The telecommunications sector includes, but is not limited to, companies that offer telephone services, wireless communications, satellite communications, television and movie programming, broadcasting, and Internet access. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector.

We select stocks based on projected total return for individual companies, while also analyzing country specific factors that might affect stock performance or influence company valuation. Normally, the Fund will invest primarily in companies located in at least three different countries, although U.S. issuers will often dominate the portfolio. The Fund's portfolio emphasizes strongly managed market leaders, with a lesser weighting on smaller, faster growing companies that offer new products or services and/or are increasing their market share.

[GRAPH ICON] INVESCO UTILITIES FUND -- INVESTOR CLASS, CLASS A, B, AND C

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in utilities-related industries. These include, but are not limited to, companies that produce, generate, transmit, or distribute natural gas or electricity, as well as companies that provide telecommunications services, including local, long distance and wireless.

Governmental regulation, difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for generation of electricity, availability of natural gas, risks associated with power marketing and trading, and risks associated with nuclear power facilities may adversely affect the market value of the Fund's holdings. The recent trend towards deregulation in the utility industries presents special risks. Some companies may be faced with increased competition and may become less profitable.

Normally, the Advisor seeks to keep the portfolio divided among the electric utilities, natural gas, and telecommunications industries. Weightings within the various industry segments are continually monitored, and the Advisor adjusts the portfolio weightings depending on the prevailing economic conditions.

FUND PERFORMANCE

Performance information in the bar charts below is that of the Funds' Investor Class shares, which has the longest operating history of the Funds' classes. Information included in the table is that of Investor Class, Class C, and, if applicable, Class K shares. Performance information for Class A and B shares is not shown in the table as those classes do not yet have a full calendar year of performance. Investor Class and Class A, B, C, and K returns would be similar because all classes of shares invest in the same portfolio of securities. The returns of the classes would differ, however, to the extent of differing levels of expenses. In this regard, the returns reflected in the bar charts and table reflect only the applicable total expenses of the class shown. If the effect of the other classes' total expenses were reflected, the returns would be lower than those shown because the other classes have higher total expenses.


The bar charts below show the Funds' Investor Class actual yearly performance (commonly known as their "total return") for the years ended December 31 over the past decade or since inception. The returns in the bar charts do not reflect a 12b-1 fee in excess of 0.25%, the sales charge for Class A shares, or the applicable contingent deferred sales charge (CDSC) for Class B or Class C shares; if they did, the total returns shown would be lower. The table below shows the pre-tax and after-tax average annual total returns of Investor Class and pre-tax average annual total returns for Class C shares, and, if applicable, Class K shares for various periods ended December 31, 2002 compared to the S&P 500 Index and the S&P 500 Financials Index with respect to Financial Services Fund. The after-tax returns are shown only for the Investor Class shares. After-tax returns for other classes of shares offered in this Prospectus will vary.


After-tax returns are provided on a pre-redemption and post-redemption basis. Pre-redemption returns assume you continue to hold your shares and pay taxes on Fund distributions (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon selling or exchanging shares. Post-redemption returns assume payment of taxes on fund distributions and also that you close your account and pay remaining federal taxes. After-tax returns are calculated using the highest individual federal income tax rates in effect at the time the distribution is paid. State and local taxes are not considered. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. For investors holding their shares in tax-deferred arrangements such as 401(k) plans or individual retirement accounts, the after-tax returns shown are not relevant.

The information in the bar charts and table illustrates the variability of each Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance (before and after taxes) does not indicate how a Fund will perform in the future.

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                           ENERGY FUND--INVESTOR CLASS
                       ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                               [GRAPHIC OMITTED]

 '93     '94    '95    '96     '97     '98     '99    '00     '01      '02
16.71% (7.25%) 19.80% 38.84%  19.09% (27.83%) 41.88% 58.17% (16.81%) (4.32%)
--------------------------------------------------------------------------------
Best Calendar Qtr.  9/97   28.24%
Worst Calendar Qtr. 9/98  (18.34%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    FINANCIAL SERVICES FUND--INVESTOR CLASS
                       ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                               [GRAPHIC OMITTED]

 '93     '94     '95     '96     '97     '98     '99    '00     '01      '02
18.52%  (5.89%)  39.81%  30.29%  44.79%  13.45%  0.73%  26.69% (10.17%) (15.56%)
--------------------------------------------------------------------------------
Best Calendar Qtr.  9/00   22.76%
Worst Calendar Qtr. 9/98  (18.20%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          GOLD & PRECIOUS METALS FUND--
                                 INVESTOR CLASS
                          ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                               [GRAPHIC OMITTED]

'93     '94     '95    '96     '97      '98      '99     '00     '01    '02
72.47% (27.85%) 12.72% 40.64% (55.50%) (22.54%) (8.99%) (12.98%) 17.12% 59.65%
--------------------------------------------------------------------------------
Best Calendar Qtr.   3/96   46.17%
Worst Calendar Qtr. 12/97  (37.51%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      HEALTH SCIENCES FUND--INVESTOR CLASS
                       ACTUAL ANNUAL TOTAL RETURN(1),(2)
===============================================================================
                               [GRAPHIC OMITTED]

 '93     '94    '95     '96     '97     '98     '99    '00      '01      '02
(8.41%)  0.94%  58.89%  11.41%  18.46%  43.40%  0.59%  25.80%  (14.68%) (25.24%)
--------------------------------------------------------------------------------
Best Calendar Qtr.   9/95   19.53%
Worst Calendar Qtr.  3/01  (22.91%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          LEISURE FUND--INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
===============================================================================
                               [GRAPHIC OMITTED]

'93      '94     '95     '96    '97     '98     '99      '00     '01    '02
35.73%  (4.98%)  15.79%  9.08%  26.46%  29.78%  65.59%  (7.97%)  4.10% (15.41%)
--------------------------------------------------------------------------------
Best Calendar Qtr.   12/99   25.59%
Worst Calendar Qtr.   9/01  (24.06%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        TECHNOLOGY FUND--INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
===============================================================================
                               [GRAPHIC OMITTED]

'93     '94    '95     '96    '97    '98     '99       '00      '01      '02
15.03%  5.27%  45.80%  21.75% 8.85%  30.12%  144.94%  (22.77%) (45.51%) (47.22%)
--------------------------------------------------------------------------------
Best Calendar Qtr.   12/99   66.77%
Worst Calendar Qtr.   9/01  (41.44%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     TELECOMMUNICATIONS FUND--INVESTOR CLASS
                     ACTUAL ANNUAL TOTAL RETURN(1),(2),(4)
===============================================================================
                               [GRAPHIC OMITTED]

1995      1996      1997      1998      1999      2000      2001      2002
27.37%    16.81%    30.29%    40.98%    144.28%  (26.91%)  (54.19%)  (50.96%)
--------------------------------------------------------------------------------
Best Calendar Qtr.   12/99   62.22%
Worst Calendar Qtr.   9/01  (41.40%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         UTILITIES FUND--INVESTOR CLASS
                       ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                               [GRAPHIC OMITTED]

'93     '94    '95     '96     '97     '98     '99     '00     '01       '02
21.20% (9.94%) 25.25%  12.75%  24.38%  24.30%  19.88%  4.14%  (33.98%)  (22.29%)
--------------------------------------------------------------------------------
Best Calendar Qtr.   12/98   16.33%
Worst Calendar Qtr.   9/01  (23.67%)
--------------------------------------------------------------------------------

                                        AVERAGE ANNUAL TOTAL RETURN5
                                               AS OF 12/31/02
--------------------------------------------------------------------------------
                                                               10 YEARS OR
                                      1 YEAR       5 YEARS   SINCE INCEPTION

INVESTOR CLASS

 Energy Fund(1),(2)

   Return Before Taxes                  (4.32%)      5.21%        10.70%

   Return After Taxes on
    Distributions                       (4.32%)      4.86%         9.21%

   Return After Taxes on
    Distributions and Sale of
    Fund Shares                         (2.65%)      4.24%         8.34%

 Gold & Precious Metals Fund(1),(2)

   Return Before Taxes                  59.65%       2.78%         0.07%

   Return After Taxes on
    Distributions                       59.65%       2.58%        (1.25%)

   Return After Taxes on
    Distributions and Sale of
    Fund Shares                         36.62%       2.12%        (0.26%)

 Health Sciences Fund(1),(2)

  Return Before Taxes                  (25.24%)      2.97%         8.42%

  Return After Taxes on
   Distributions                       (25.24%)      0.99%         6.14%

  Return After Taxes on
   Distributions and Sale of
   Fund Shares                         (15.50%)      2.36%         6.54%

 Leisure Fund(1),(2)

  Return Before Taxes                  (15.41%)     11.73%        13.63%

  Return After Taxes on
   Distributions                       (15.41%)     10.02%        11.35%

  Return After Taxes on
   Distributions and Sale of
   Fund Shares                          (9.46%)      9.43%        10.73%

 Technology Fund(1),(2)
  Return Before Taxes                  (47.22%)     (6.67%)        5.18%

  Return After Taxes on
   Distributions                       (47.22%)     (7.16%)        2.46%

  Return After Taxes on
   Distributions and Sale of
   Fund Shares                         (28.99%)     (4.64%)        3.64%

 Utilities Fund(1),(2)

  Return Before Taxes                  (22.29%)     (4.46%)        4.32%

  Return After Taxes on
   Distributions                       (23.10%)     (5.55%)        2.14%

  Return After Taxes on
   Distributions and Sale of
   Fund Shares                         (13.67%)     (3.41%)        2.79%

 S&P 500 Index(6)
  (reflects no deduction for
  fees, expenses or  taxes)            (22.09%)     (0.58%)        9.35%

 Financial Services Fund(1),(2)

  Return Before Taxes                  (15.56%)      1.89%        12.44%
  Return After Taxes on
   Distributions                       (15.60%)      0.59%         9.48%

  Return After Taxes on
   Distributions and Sale of
   Fund Shares                          (9.53%)      1.43%         9.20%

 S&P 500 Index(6)
  (reflects no deduction
  for fees, expenses or taxes)         (22.09%)     (0.58%)        9.35%

 S&P 500 Financials Index(6)
  (reflects no deduction
   for fees, expenses or taxes)        (14.64%)      2.53%        14.08%




 Telecommunications Fund(1),(2)

  Return Before Taxes                  (50.96%)    (10.78%)        1.69%(4)
  Return After Taxes on
   Distributions                       (50.96%)    (11.09%)        0.21%(4)

  Return After Taxes on
   Distributions and Sale of
   Fund Shares                         (31.29%)     (7.89%)        1.12%(4)

 S&P 500 Index(6)
 (reflects no deduction for
 fees, expenses or  taxes)             (22.09%)     (0.58%)        9.96%(4)

CLASS C - RETURN BEFORE TAXES
 (INCLUDING CDSC)

 Energy Fund(1),(7)                     (6.01%)       N/A          7.54%(8)

 Gold & Precious Metals Fund(1),(7)     56.69%        N/A         19.78%(8)

 Health Sciences Fund(1),(7)           (27.28%)       N/A        (12.12%)(8)

 Leisure Fund(1),(7)                   (17.21%)       N/A         (6.36%)(8)

 Technology Fund(1),(7)                (48.74%)       N/A        (44.62%)(8)

 Telecommunications Fund(1),(7)        (52.53%)       N/A        (49.61%)(8)

 Utilities Fund(1),(7)                 (24.11%)       N/A        (23.09%)(8)

 S&P 500 Index(6)                      (22.09%)       N/A        (13.19%)(8)

 Financial Services Fund(1),(7)        (17.36%)       N/A          2.05%(8)

 S&P 500 Index(6)                      (22.09%)       N/A        (13.19%)(8)

 S&P 500 Financials Index(6)           (14.64%)       N/A          4.45%(8)




CLASS K - RETURN BEFORE TAXES

 Energy Fund(1),(9)                     (7.29%)       N/A         (4.04%)(10)

 Health Sciences Fund(1),(9)           (25.71%)       N/A        (17.67%)(10)

 Technology Fund(1),(9)                (47.20%)       N/A        (45.27%)(10)

 Telecommunications Fund(1),(9)        (51.03%)       N/A        (51.38%)(10)

 S&P 500 Index(6)                      (22.09%)       N/A        (16.32%)(10)

 Financial Services Fund(1),(9)        (15.88%)       N/A        (8.84%)(10)

 S&P 500 Index(6)                      (22.09%)       N/A        (16.32%)(10)

 S&P 500 Financials Index(6)           (14.64%)       N/A        (7.64%)(10)

 Leisure Fund(1),(9)                   (15.52%)       N/A        (11.49%)(11)

 S&P 500 Index(6)                      (22.09%)       N/A        (22.09%)(11)


(1) Total return figures include reinvested dividends and capital gain distributions and the effect of each class's expenses.

(2) Returns before taxes for Investor Class shares of Energy, Financial Services, Gold & Precious Metals, Health Sciences, Leisure, Technology, Telecommunications, and Utilities Funds year-to-date as of the calendar quarter ended September 30, 2003 were 6.98%, 15.70%, 18.68%, 14.74%,
       14.51%, 27.69%, 18.77%, and 7.98%, respectively.
(3) The Fund (Investor Class shares) commenced investment operations on January 2, 1997. Index comparison begins on January 2, 1997.
(4) The Fund (Investor Class shares) commenced investment operations on August 1, 1994. Index comparison begins on August 1, 1994.
(5) The total returns are for those classes of shares with a full calendar year of performance. If the effect of the other classes' total expenses, including 12b-1 fees, front-end sales charge for Class A, and CDSC for Class B were reflected, returns for those classes would be lower than those shown.

(6) The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. The S&P 500 Financials Index is an unmanaged index that contains companies involved in activities such as banking, consumer finance, investment banking and brokerage, asset management, insurance and investment, and real estate, including REITs. Please keep in mind that the Indexes do not pay brokerage, management, administrative, or distribution expenses, all of which are paid by the classes and are reflected in their annual returns. Index returns also do not include sales charges or CDSCs that may be paid by the shareholder.

(7) Returns before taxes, including CDSC, for Class C shares of Energy, Financial Services, Gold & Precious Metals, Health Sciences, Leisure, Technology, Telecommunications, and Utilities Funds year-to-date as of the calendar quarter ended September 30, 2003 were 5.57%, 13.73%, 17.47, 12.61%, 12.72%, 26.28%, 17.18%, and 6.16%, respectively.

(8) Since inception of Class C shares on February 15, 2000. Index comparison begins on February 29, 2000.

(9) Returns before taxes for Class K shares of Energy, Financial Services, Health Sciences, Leisure, Technology, and Telecommunications Funds year-to-date as of the calendar quarter ended September 30, 2003 were 6.96%, 15.65%, 14.10%, 14.00%, 27.28%, and 18.52%, respectively.

(10) Since inception of Class K shares on December 1, 2000. Index comparisons begin on December 1, 2000.
(11) Since inception of Class K shares on December 17, 2001. Index comparison begins on December 31, 2001.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class, Class A, Class B, Class C, or, if applicable, Class K shares of the Funds. If you invest in the Funds through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for purchases and sales of Fund shares.


SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT


                                                               Investor Class    Class A         Class B     Class C      Class K
Maximum Front-End Sales Charge
on purchases as a percentage of
offering price                                                 None              5.50%           None        None         None
Maximum Contingent Deferred

Sales Charge (CDSC) as a percentage
 of the total original cost or current market value
 of the shares                                                 None              None(1)         5.00%(2)    1.00%(2)     None(1)

Maximum Sales Charge on reinvested
dividends/distributions                                        None              None            None        None         None

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM
 FUND ASSETS

ENERGY FUND
                                                               Investor Class    Class A         Class B     Class C     Class K
Management Fees                                                0.75%             0.75%           0.75%       0.75%       0.75%
Distribution and Service (12b-1) Fees(3)                       0.25%             0.35%           1.00%       1.00%       0.45%
Other Expenses(4),(5)                                          0.69%             0.36%           0.66%(6)    0.78%(7)    4.16%(8)
                                                               ----              ----            -----       ----        ----
Total Annual Fund Operating Expenses(4),(5)                    1.69%             1.46%           2.41%(6)    2.53%(7)    5.36%(8)
                                                               ====              ====            =====       =====       =====
Fee Waivers/Reimbursements(5),(9)                              0.00%             0.00%           0.00%       0.00%       3.16%
Net Expenses(5),(9)                                            1.69%             1.46%           2.41%(6)    2.53%(7)    2.20%(8)
                                                               ====              ====            =====       =====       =====
FINANCIAL SERVICES FUND
                                                               Investor Class    Class A         Class B     Class C     Class K
Management Fees                                                0.66%             0.66%           0.66%       0.66%       0.66%
Distribution and Service (12b-1) Fees(3)                       0.25%             0.35%           1.00%       1.00%       0.45%
Other Expenses(4),(5)                                          0.49%             0.50%(10)       0.74%(6)    0.79%       1.02%(8)
                                                               ====              ====            =====       =====       =====
Total Annual Fund Operating Expenses(4),(5)                    1.40%             1.51%(10)       2.40%(6)    2.45%       2.13%(8)
                                                               ====              ====            =====       =====       =====
Fee Waivers/Reimbursements(5),(9)                              0.00%             0.00%           0.00%       0.00%       0.00%
Net Expenses(5),(9)                                            1.40%             1.51%(10)       2.40%(6)    2.45%       2.13%(8)
                                                               ====              ====            =====       =====       =====
GOLD & PRECIOUS METALS FUND
                                                               Investor Class    Class A         Class B     Class C
Management Fees                                                0.75%             0.75%           0.75%       0.75%
Distribution and Service (12b-1) Fees(3)                       0.25%             0.35%           1.00%       1.00%
Other Expenses(4),(5)                                          0.88%             1.01%(10)       0.43%       0.90%
                                                               ====              ====            =====       =====
Total Annual Fund Operating Expenses(4),(5)                    1.88%             2.11%(10)       2.18%       2.65%
Fee Waivers/Reimbursements(5),(9)                              0.00%             0.01%           0.00%       0.00%
Net Expenses(5),(9)                                            1.88%             2.10%(10)       2.18%       2.65%
                                                               ====              ====            =====       =====


HEALTH SCIENCES FUND
                                                               Investor Class    Class A         Class B     Class C     Class K
Management Fees                                                0.64%             0.64%           0.64%       0.64%       0.64%
Distribution and Service (12b-1) Fees(3)                       0.25%             0.35%           1.00%       1.00%       0.45%
Other Expenses(4),(5)                                          0.55%             0.89%(10)       0.87%(6)    1.63%(7)    0.98%
                                                               ====              ====            =====       =====       =====
Total Annual Fund Operating Expenses(4),(5)                    1.44%             1.88%(10)       2.51%(6)    3.27%(7)    2.07%
                                                               ====              ====            =====       =====
Fee Waivers/Reimbursements(5),(9)                              0.00%             0.00%           0.00%       0.52%       0.00%
Net Expenses(5),(9)                                            1.44%             1.88%(10)       2.51%(6)    2.75%(7)    2.07%
                                                               ====              ====            =====       =====       =====

LEISURE FUND
                                                               Investor Class    Class A         Class B     Class C     Class K
Management Fees                                                0.69%             0.69%           0.69%       0.69%       0.69%
Distribution and Service (12b-1) Fees(3)                       0.25%             0.35%           1.00%       1.00%       0.45%
Other Expenses(4),(5)                                          0.56%             0.38%           0.54%(6)    0.75%       1.07%(8)
                                                               ====              ====            =====       =====       ========
Total Annual Fund Operating Expenses(4),(5)                    1.50%             1.42%           2.23%(6)    2.44%       2.21%(8)
                                                               ====              ====            =====       =====
Fee Waivers/Reimbursements(5),(9)                              0.00%             0.00%           0.00%       0.00%       0.01%
Net Expenses(5),(9)                                            1.50%             1.42%           2.23%(6)    2.44%       2.20%(8)
                                                               ====              ====            =====       =====       ========



TECHNOLOGY FUND
                                                               Investor Class    Class A         Class B     Class C     Class K
Management Fees                                                0.60%             0.60%           0.60%       0.60%       0.60%
Distribution and Service (12b-1) Fees(3)                       0.25%             0.35%           1.00%       1.00%       0.45%
Other Expenses(4),(5)                                          0.92%             0.56%(10)       1.14%(6)    2.35%(7)    1.44%(8)
                                                               ====              ====            =====       =====       ========
Total Annual Fund Operating Expenses(4),(5)                    1.77%             1.51%(10)       2.74%(6)    3.95%(7)    2.49%(8)
                                                               ====              ====            =====       =====       ========
Fee Waivers/Reimbursements(5),(9)                              0.00%             0.00%           0.00%       1.20%       0.29%
Net Expenses(5),(9)                                            1.77%             1.51%(10)       2.74%(6)    2.75%(7)    2.20%(8)
                                                               ====              ====            =====       =====       ========

TELECOMMUNICATIONS FUND
                                                               Investor Class    Class A         Class B     Class C     Class K
Management Fees                                                0.65%             0.65%           0.65%       0.65%       0.65%
Distribution and Service (12b-1) Fees(3)                       0.25%             0.35%           1.00%       1.00%       0.45%
Other Expenses(4),(5)                                          1.86%(11)         0.66%           10.50%(6)   4.11%(7)    2.20%(8)
                                                               ====              ====            =====       =====
Total Annual Fund Operating Expenses(4),(5)                    2.76%(11)         1.66%           12.15%(6)   5.76%(7)    3.30%(8)
                                                               ====              ====            =====       =====
Fee Waivers/Reimbursements(5),(9)                              0.00%             0.00%           9.40%       3.01%       1.10%
Net Expenses(5),(9)                                            2.76%(11)         1.66%           2.75%(6)    2.75%(7)    2.20%(8)
                                                               ====              ====            =====       =====

UTILITIES FUND
                                                               Investor Class    Class A         Class B     Class C
Management Fees                                                0.75%             0.75%           0.75%       0.75%
Distribution and Service (12b-1) Fees(3)                       0.25%             0.25%(12)       1.00%       1.00%
Other Expenses(4),(5)                                          0.90%(11)         0.64%(10)       0.94%(6)    1.95%(7)
                                                               ====              ====            =====       =====
Total Annual Fund Operating Expenses(4),(5)                    1.90%(11)         1.64%(10)(12)   2.69%(6)    3.70%(7)
                                                               ====              ====            =====       =====
Fee Waivers/Reimbursements(5),(9)                              0.00%             0.00%           0.00%       0.95%
Net Expenses(5),(9)                                            1.90%(11)         1.64%(10)(12)   2.69%(6)    2.75%(7)
                                                               ====              ====            =====       =====

(1) If you buy $1,000,000 or more of Class A shares and redeem those shares within eighteen months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
(2) A 5% and 1% CDSC may be charged on Class B and Class C shares, respectively. Please see the section entitled "How To Buy
    Shares."
(3) Because each class pays a 12b-1 distribution and service fee which is based upon each class's assets, if you own shares of a
    Fund for a certain period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(4) Each Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under expense offset arrangements.


(5) The Advisor is entitled to reimbursement from the classes for fees and expenses absorbed pursuant to voluntary and contractual expense limitation commitments between the Advisor and the Funds if such reimbursements do not cause a class to exceed expense limitations and the reimbursement is made within three years after the Advisor incurred the expense. The voluntary expense limitations may be changed at any time following consultation with the board of trustees.

(6) Certain expenses of Class B shares of Energy, Financial Services, Health Sciences, Leisure, Technology, Telecommunications, and
    Utilities Funds were absorbed voluntarily by INVESCO pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of trustees. After absorption, but excluding any expense offset arrangements, Energy Fund's Class B shares' Other Expenses and Total Annual Fund Operating Expenses were 0.58% and 2.33%, respectively, of the Fund's average net assets attributable to Class B shares; Financial Services Fund's Class B shares' Other
    Expenses and Total Annual Fund Operating Expenses were 0.43% and 2.09%, respectively, of the Fund's average net assets attributable to Class B shares; Health Sciences Fund's Class B shares' Other Expenses and Total Annual Fund Operating Expenses
    were 0.42% and 2.06%, respectively, of the Fund's average net assets attributable to Class B shares; Leisure Fund's Class B shares' Other Expenses and Total Annual Fund Operating Expenses were 0.45% and 2.14%, respectively, of the Fund's average net assets attributable to Class B shares; Technology Fund's Class B shares' Other Expenses and Total Annual Fund Operating Expenses
    were 0.55% and 2.15%, respectively, of the Fund's average net assets attributable to Class B shares; Telecommunications Fund's
    Class B shares' Other Expenses and Total Annual Fund Operating Expenses were 0.92% and 2.57%, respectively, of the Fund's average net assets attributable to Class B shares; and Utilities Fund's Class B shares' Other Expenses and Total Annual Fund
    Operating Expenses were 0.39% and 2.14%, respectively, of the Fund's average net assets attributable to Class B shares.
(7) Certain expenses of Class C shares of Energy, Technology, Telecommunications, and Utilities Funds were absorbed voluntarily by
    INVESCO pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of trustees. Certain expenses of Class C shares of Health Sciences Fund were absorbed by INVESCO pursuant to a contractual agreement between the Fund and INVESCO. After absorption, but excluding any expense offset arrangements, Energy Fund's Class C shares' Other Expenses and Total Annual Fund Operating Expenses were 0.58% and 2.33%, respectively, of the Fund's average net assets attributable to Class C shares; Technology Fund's Class C shares' Other Expenses and Total Annual Fund Operating Expenses were 1.09% and 2.69%, respectively, of the Fund's average net assets attributable to
    Class C shares; Telecommunications Fund's Class C shares' Other Expenses and Total Annual Fund Operating Expenses were 0.98% and
    2.63%, respectively, of the Fund's average net assets attributable to Class C shares; and Utilities Fund's Class C shares' Other
    Expenses and Total Annual Fund Operating Expenses were 0.30% and 2.05%, respectively, of the Fund's average net assets attributable to Class C shares.

(8) Certain expenses of Class K shares of Energy, Financial Services, and Telecommunications Funds were absorbed voluntarily by
    INVESCO pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of trustees. Certain expenses of Class K shares of Leisure and Technology Funds were absorbed by
    INVESCO pursuant to contractual agreements between the Funds and INVESCO. After absorption, but excluding any expense offset arrangement, Energy Fund's Class K shares' Other Expenses and Total Annual Fund Operating Expenses were 0.87% and 2.07%, respectively, of the Fund's average net assets attributable to Class K shares; Financial Services Fund's Class K shares' Other
    Expenses and Total Annual Fund Operating Expenses were 0.67% and 1.78%, respectively, of the Fund's average net assets attributable to Class K shares; and Telecommunications Fund's Class K shares' Other Expenses and Total Annual Fund Operating
    Expenses were 0.96% and 2.06%, respectively, of the Fund's average net assets attributable to Class K shares.
(9) To limit expenses, the Advisor has contractually obligated itself to waive fees and bear expenses through March 31, 2004 that would cause the ratio of expenses to average net assets to exceed 2.10% for Class A shares, 2.75% for each of Class B and Class
    C shares, and 2.20% for Class K shares.
(10)Certain expenses of Class A shares of Financial Services, Health Sciences, Technology, and Utilities Funds were absorbed voluntarily by INVESCO pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of trustees. Certain expenses of Class A shares of Gold & Precious Metals Fund were absorbed by INVESCO pursuant to a contractual agreement between the Fund and INVESCO. After absorption, but excluding any expense offset arrangements, Financial Services Fund's Class A shares' Other Expenses and Total Annual Fund Operating Expenses
    were 0.37% and 1.38%, respectively, of the Fund's average net assets attributable to Class A shares; Health Sciences Fund's
    Class A shares' Other Expenses and Total Annual Fund Operating Expenses were 0.42% and 1.41%, respectively, of the Fund's average net assets attributable to Class A shares; Technology Fund's Class A shares' Other Expenses and Total Annual Fund
    Operating Expenses were 0.52% and 1.47%, respectively, of the Fund's average net assets attributable to Class A shares; and
    Utilities Fund's Class A shares' Other Expenses and Total Annual Fund Operating Expenses were 0.41% and 1.41%, respectively, of the Fund's average net assets attributable to Class A shares.

(11)Certain expenses of Investor Class shares of Telecommunications, and Utilities Funds were absorbed voluntarily by INVESCO pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of trustees. After absorption, but excluding any expense offset arrangements, Telecommunications Fund's Investor Class shares' Other Expenses and Total Annual Fund Operating Expenses were 0.91% and 1.81%, respectively, of the Fund's average net assets attributable to Investor Class shares; and Utilities Fund's Investor Class shares' Other Expenses and Total Annual Fund
    Operating Expenses were 0.30% and 1.30%, respectively, of the Fund's average net assets attributable to Investor Class shares.

(12)Effective July 1, 2003, the Distribution and Service (12b-1) Fees have been reduced from 0.35% to 0.25%. Total Annual Fund
    Operating Expenses have been restated for the current fiscal year end.

EXPENSE EXAMPLE

The Example is intended to help you compare the cost of investing in the Investor Class, Class A, Class B, Class C, and, if applicable, Class K shares of the Funds to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in Investor Class, Class A, Class B, Class C, or Class K shares of a Fund for the time periods indicated. Within each Example, there is an assumption that you redeem all of your shares at the end of those periods and that you keep your shares. The Example also assumes that your investment had a hypothetical 5% return each year, and that a Fund's Investor Class, Class A, Class B, Class C, and Class K shares' operating expenses remain the same. Although the actual costs and performance of a Fund's Investor Class, Class A, Class B, Class C, and Class K shares may be higher or lower, based on these assumptions your costs would be:

                                    1 year      3 years     5 years    10 years
ENERGY FUND

  Investor Class                    $  172      $  533      $  918     $1,998

  Class A(1)                        $  690      $  986      $1,304     $2,200
  Class B - With Redemption(1)      $  744      $1,051      $1,485     $2,511(2)
  Class B - Without Redemption      $  244      $  751      $1,285     $2,511(2)
  Class C - With Redemption(1)      $  356      $  788      $1,345     $2,866
  Class C - Without Redemption      $  256      $  788      $1,345     $2,866
  Class K(3)                        $  223      $1,321      $2,411     $5,103

FINANCIAL SERVICES FUND
  Investor Class                    $  143      $  443      $  766     $1,680
  Class A(1)                        $  695      $1,001      $1,328     $2,252
  Class B - With Redemption(1)      $  743      $1,048      $1,480     $2,515(2)
  Class B - Without Redemption      $  243      $  748      $1,280     $2,515(2)
  Class C - With Redemption(1)      $  348      $  764      $1,306     $2,786
  Class C - Without Redemption      $  248      $  764      $1,306     $2,786
  Class K                           $  216      $  667      $1,144     $2,462

GOLD & PRECIOUS METALS FUND
  Investor Class                    $  191      $  591      $1,016     $2,201
  Class A(1,3)                      $  751      $1,174      $1,621     $2,856
  Class B - With Redemption(1)      $  721      $  982      $1,369     $2,496(2)
  Class B - Without Redemption      $  221      $  682      $1,169     $2,496(2)
  Class C - With Redemption(1)      $  368      $  823      $1,405     $2,983
  Class C - Without Redemption      $  268      $  823      $1,405     $2,983

HEALTH SCIENCES FUND
  Investor Class                    $  147      $  456      $  787     $1,724
  Class A(1)                        $  730      $1,108      $1,510     $2,630
  Class B - With Redemption(1)      $  754      $1,082      $1,535     $2,691(2)
  Class B - Without Redemption      $  254      $  782      $1,335     $2,691(2)
  Class C - With Redemption(1,3)    $  378      $  958      $1,663     $3,532
  Class C - Without Redemption(3)   $  278      $  958      $1,663     $3,532
  Class K                           $  210      $  649      $1,114     $2,400

LEISURE FUND
  Investor Class                    $  153      $  474      $  818     $1,791
  Class A(1)                        $  687      $  975      $1,284     $2,158
  Class B - With Redemption(1)      $  726      $  997      $1,395     $2,361(2)
  Class B - Without Redemption      $  226      $  697      $1,195     $2,361(2)
  Class C - With Redemption(1)      $  347      $  761      $1,301     $2,776
  Class C - Without Redemption      $  247      $  761      $1,301     $2,776
  Class K(3)                        $  223      $  690      $1,184     $2,543




TECHNOLOGY FUND
  Investor Class                    $  180      $  557      $  959     $2,084
  Class A1                          $  695      $1,001      $1,328     $2,252
  Class B - With Redemption(1)      $  777      $1,150      $1,650     $2,773(2)
  Class B - Without Redemption      $  277      $  850      $1,450     $2,773(2)
  Class C - With Redemption(1,3)    $  378      $1,094      $1,928     $4,089
  Class C - Without Redemption(3)   $  278      $1,094      $1,928     $4,089

  Class K(3)                        $  223      $  748      $1,300     $2,804

TELECOMMUNICATIONS FUND
  Investor Class                    $  279      $  856      $1,459     $3,090
  Class A(1)                        $  709      $1,045      $1,403     $2,407
  Class B - With Redemption(1,3)    $  778      $2,888      $4,780     $7,273(2)
  Class B - Without Redemption(3)   $  278      $2,588      $4,580     $7,273(2)
  Class C - With Redemption(1,3)    $  378      $1,447      $2,598     $5,401
  Class C - Without Redemption(3)   $  278      $1,447      $2,598     $5,401
  Class K(3)                        $  223      $  913      $1,627     $3,520

UTILITIES FUND
  Investor Class                    $  193      $  597      $1,026     $2,222
  Class A(1)                        $  708      $1,039      $1,393     $2,387
  Class B - With Redemption(1)      $  772      $1,135      $1,625     $2,768(2)
  Class B - Without Redemption      $  272      $  835      $1,425     $2,768(2)
  Class C - With Redemption(1,3)    $  378      $1,045      $1,831     $3,889
  Class C - Without Redemption(3)   $  278      $1,045      $1,831     $3,889


(1) Based on initial sales charge for Class A shares at the beginning of each period shown and CDSC charges for Class B and C shares based on redemption at the end of each period shown. Please see "How To Buy Shares."
(2) Assumes conversion of Class B to Class A at the end of the eighth year. Please see "How To Buy Shares."
(3) Class expenses remain the same for each period (except that the Example reflects the contractual expense reimbursements by the Advisor for the one-year period and the first year of the three-, five-, and ten-year periods).

[GRAPHIC OMITTED]
INVESTMENT RISKS

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including these Funds, are:

BEFORE INVESTING IN A FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Funds will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of a Fund's underlying investments and changes in the equity markets as a whole.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Funds are designed to be only a part of your personal investment plan.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUNDS

You should consider the special risk factors discussed below associated with the Funds' policies in determining the appropriateness of investing in a Fund. See the Statement of Additional Information for a discussion of additional risk factors.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of a Fund's investments. Certain stocks selected for any Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.

FOREIGN SECURITIES RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks. Energy, Financial Services, Health Sciences, Leisure, Technology, and Utilities Funds may invest up to 25% of their respective assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation. Foreign securities risks are potentially greater for Gold & Precious Metals and Telecommunications Funds, since those Funds have the ability to invest more than 25% of their respective assets in the securities of non-U.S. issuers.


      CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of a Fund's investment in a security valued in the foreign currency, or based on that currency value.

      POLITICAL RISK. Political actions, events, or instability may result in unfavorable changes in the value of a security.

      REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

      DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

LIQUIDITY RISK
A Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

DERIVATIVES RISK
A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset, or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.

Options and futures are common types of derivatives that a Fund may occasionally use to hedge its investments. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index, or commodity at a specific price on a specific date. The use of options and futures may increase the performance of the Fund, but also may increase market risk. Other types of derivatives include swaps, caps, floors, and collars.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with a Fund.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK
A Fund's investments may be bought and sold relatively frequently. A high turnover rate may affect a Fund's performance because it results in higher brokerage commissions and may result in taxable gain distributions to a Fund's shareholders.

                 ----------------------------------------------

Although each Fund generally invests in equity securities of companies in the economic sector described by its name, the Funds also may invest in other types of securities and other financial instruments, indicated in the chart below. Although these investments typically are not part of any Fund's principal investment strategy, they may constitute a significant portion of a Fund's portfolio, thereby possibly exposing a Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------

INVESTMENT                         RISKS                  APPLIES TO THESE FUNDS
--------------------------------------------------------------------------------
AMERICAN DEPOSITARY RECEIPTS       Market, Information,   All Funds
(ADRS) These are securities        Political,
issued by U.S. banks that          Regulatory,
represent shares of foreign        Diplomatic,
corporations held by those         Liquidity, and
banks. Although traded in U.S.     Currency Risks
securities markets and valued in
U.S. dollars, ADRs carry most of
the risks of investing directly
in foreign securities
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INVESTMENT                         RISKS                  APPLIES TO THESE FUNDS
--------------------------------------------------------------------------------
FUTURES
A futures contract is an           Market, Liquidity,     Technology
agreement to buy or sell a         and Derivatives Risks  Telecommunications
specific amount of a financial
instrument (such as an index
option) at a stated price on a
stated date. A Fund may use
futures contracts to provide
liquidity and to hedge portfolio
value.
--------------------------------------------------------------------------------
OPTIONS
The obligation or right to         Information,           Technology
deliver or receive a security or   Liquidity, and         Telecommunications
other instrument, index, or        Derivatives Risks
commodity, or cash payment
depending on the price of the
underlying security or the
performance of an index or other
benchmark. Includes options on
specific securities and stock
indices, and options on stock
index futures. May be used in a
Fund's portfolio to provide
liquidity and hedge portfolio
value.
--------------------------------------------------------------------------------
OTHER FINANCIAL INSTRUMENTS
These may include forward          Counterparty,          Technology
contracts, swaps, caps, floors,    Currency, Liquidity,   Telecommunications
and collars. They may be used to   Market, and
try to manage a Fund's foreign     Regulatory Risks
currency exposure and other
investment risks, which can
cause its net asset value to
rise or fall. A Fund may use
these financial instruments,
commonly known as "derivatives,"
to increase or decrease its
exposure to changing securities
prices, interest rates, currency
exchange rates, or other
factors.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
A contract under which the         Counterparty Risk      All Funds
seller of a security agrees to
buy it back at an agreed-upon
price and time in the future.
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
[KEY ICON] TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of a Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of any Fund. We have the right to invest up to 100% of a Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, a Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[GRAPHIC]
[KEY ICON] PORTFOLIO TURNOVER

We actively manage and trade the Funds' portfolios. Therefore, some of the Funds may have a higher portfolio turnover rate compared to many other mutual funds. The Funds with higher-than-average portfolio turnover rates for the fiscal year ended March 31, 2003, were:

Energy                   144%
Health Sciences          179%

Technology               107%(1)
Telecommunications       137%(1)

(1)The increase in the Funds' portfolio turnover rates was greater than expected during the year due to active trading undertaken in response to market conditions.

A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect a Fund's performance because it results in higher brokerage commissions and may result in taxable capital gain distributions to a Fund's shareholders.

FUND MANAGEMENT

INVESTMENT ADVISOR

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, currently serves as the investment advisor of the Funds. INVESCO was founded in 1932 and, as of the date of this prospectus, manages over $18.5 billion for 2,756,061 shareholder accounts in 37 INVESCO mutual funds as of June 30, 2003. INVESCO performs a wide variety of other services for t.

INVESCO, AIM, INVESCO INSTITUTIONAL AND ADI ARE SUBSIDIARIES OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $318.5 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON. WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESCO Institutional is an affiliate of INVESCO. AIM is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM has acted as an investment advisor since its organization in 1976. Today, AIM, together with its subsidiaries, advises or manages over 190 investment portfolios, encompassing a broad range of investment objectives. INVESCO Institutional is located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309. As sub-advisor, INVESCO Institutional will be responsible for the Funds' day-to-day management, including the Funds' investment decisions and the execution of securities transactions with respect to the Funds.

ADI is the Funds' distributor and is responsible for the sale of the Funds' shares.

INVESCO, AIM, INVESCO Institutional and ADI are subsidiaries of AMVESCAP PLC.

The following table shows the fees the Funds paid to INVESCO for its advisory services in the fiscal year ended March 31, 2003.

                       ---------------------------------------------------------
                                         ADVISORY FEE AS A PERCENTAGE OF AVERAGE
                       FUND                 ANNUAL NET ASSETS UNDER MANAGEMENT
                       ---------------------------------------------------------
                       Energy                             0.75%
                       Financial
                       Services                           0.66%
                       Gold &
                       Precious
                       Metals                             0.75%
                       Health Sciences                    0.64%
                       Leisure                            0.69%

                       Technology                         0.60%
                       Telecommunications                 0.65%
                       Utilities                          0.75%
                       ---------------------------------------------------------

PORTFOLIO MANAGERS

The following individuals are primarily responsible for the day-to-day management of their respective Fund's or Funds' portfolio holdings:

        FUND                     PORTFOLIO MANAGER
        Energy                   John S. Segner
        Financial Services       Joseph W. Skornicka
        Gold & Precious Metals   John S. Segner
        Health Sciences          Thomas R. Wald
                                 Andy Summers
        Leisure                  Mark D. Greenberg

        Technology               William R. Keithler
                                 Chris Dries
                                 Michelle Fenton
        Telecommunications       William R. Keithler
        Utilities                Jeffrey G. Morris*

----------

*Effective December 1, 2003, Jeffrey G. Morris will retire from managing the Fund, and John S. Segner will be primarily responsible for the day-to-day management of the Fund's portfolio holdings.





CHRIS DRIES is a Portfolio Manager for the INVESCO Technology Fund. Chris joined INVESCO in 1993, and was promoted to the investment division in 1995. He previously held the position of manager of investment operations for the investment division at INVESCO. Chris received his master's degree in finance from the University of Colorado at Denver and his bachelor's degree in finance from University of Colorado at Boulder.

MICHELLE FENTON is a Portfolio Manager of INVESCO Dynamics Fund and INVESCO Mid-Cap Growth Fund. Michelle is also a Portfolio Manager for the INVESCO Technology Fund. She is a CFA charterholder. Michelle has more than eight years of investment industry experience. Before joining the investment division of INVESCO in 1998, Michelle worked at Berger Funds as an equity analyst. Prior to that, she was a research analyst at Smith Barney. Michelle received her bachelor's degree in finance from Montana State University.

MARK D. GREENBERG, a senior vice president of INVESCO, is the portfolio manager of Leisure Fund. Before joining INVESCO in 1996, Mark was a vice president and global media and entertainment analyst with Scudder, Stevens & Clark. He is a CFA charterholder. Mark holds a B.S.B.A. from Marquette University.

WILLIAM R. KEITHLER, Director of Sector Management and a senior vice president of INVESCO, is the lead portfolio manager of Technology Fund and heads the Technology Team at INVESCO. Before rejoining INVESCO in 1998, Bill was a portfolio manager with Berger Associates, Inc. He is a CFA charterholder. Bill holds an M.S. from the University of Wisconsin--Madison and a B.A. from Webster College.

JEFFREY G. MORRIS, a vice president of INVESCO, is the portfolio manager of Utilities Fund. Jeff joined INVESCO in 1991 and is a CFA charterholder. He holds an M.S. in Finance from the University of Colorado--Denver and a B.S. in Business Administration from Colorado State University.





JOHN S. SEGNER*, a senior vice president of INVESCO, is the portfolio manager of Energy and Gold & Precious Metals Funds. Before joining INVESCO in 1997, John was a managing director and principal with The Mitchell Group, Inc. He holds an M.B.A. in Finance from the University of Texas-Austin and a B.S. in Civil Engineering from the University of Alabama.


JOSEPH W. SKORNICKA, a vice president of INVESCO, is the portfolio manager of Financial Services Fund. Before joining INVESCO in 2001, Joe was a senior equity analyst and fund manager with Munder Capital Management and an assistant vice president for Comerica Incorporated. He is a CFA charterholder. Joe holds an M.B.A. from the University of Michigan and a B.A. from Michigan State University.

ANDY SUMMERS is a Portfolio Manager for all INVESCO Health Sciences portfolios. Andy joined the INVESCO Health Sciences investment team in 1998. He is a CFA charterholder. Prior to joining INVESCO, Andy worked as an analyst assistant for Denver Investment Advisors. He received his master's degree in finance from the University of Wisconsin at Madison in 1998. He received his bachelor's degree in finance from the University of Wisconsin at Whitewater in 1996.




THOMAS R. WALD, a vice president of INVESCO, is the portfolio manager of Health Sciences Fund. Before joining INVESCO in 1997, Tom was an analyst with Munder Capital Management, Duff & Phelps and Prudential Investment Corp. He is a CFA charterholder. Tom holds an M.B.A. from the Wharton School at the University of Pennsylvania and a B.A. from Tulane University.


----------

*Effective December 1, 2003, John S. Segner will also be portfolio manager of INVESCO Utilities Fund.


POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUNDS FOR SHORT-TERM TRADING PURPOSES.


The Funds offer shareholders the potential to increase the value of their capital over time; Telecommunications, and Utilities Funds also offer the opportunity for current income. Like most mutual funds, each Fund seeks to provide higher returns than the market or its competitors, but cannot guarantee that performance. While each Fund invests in a single targeted market sector, each seeks to minimize risk by investing in many different companies.


SUITABILITY FOR INVESTORS

Only you can determine if an investment in a Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Funds are most suitable for investors who:

o  are willing to grow their capital over the long-term (at least five years)
o can accept the additional risks and volatility associated with sector investing
o understand that shares of a Fund can, and likely will, have daily price fluctuations
o are investing through tax-deferred retirement accounts, such as traditional and Roth Individual Retirement Accounts ("IRAs"), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.

   You probably do not want to invest in the Funds if you are:

o primarily seeking current dividend income (although Telecommunications, and Utilities Funds do seek to provide income in addition to capital growth)

o unwilling to accept potentially significant changes in the price of Fund shares
o  speculating on short-term fluctuations in the stock markets.

SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS + ACCRUED INTEREST AND DIVIDENDS - FUND DEBTS. INCLUDING ACCRUED EXPENSES

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. The Advisor determines the market value of each investment in each Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time), except that securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued by a Fund at the Nasdaq Official Closing Price provided by Nasdaq each business day. Shares of the Funds are not priced on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S., and Good Friday.


The Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the Funds may value the security at its fair value as determined in good faith by or under the supervision of the Funds' Board of Directors or Trustees. The effect of using fair value pricing is that a Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the Funds do not price their shares, the value of those Funds' assets may change on days when you will not be able to purchase or redeem Fund shares.


NAV is calculated by adding together the current market price of all of a Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares. Because their expenses vary, NAV is calculated separately for each class.

All purchases, sales, and exchanges of Fund shares are made by the Advisor at the NAV next calculated after the Advisor receives proper instructions from you, your financial intermediary, or your plan or program sponsor. Instructions must be received by the Advisor no later than the close of the NYSE to effect transactions at that day's NAV. If the Advisor receives instructions from you, your financial intermediary, or your plan or program sponsor after that time, the instructions will be processed at the NAV next calculated after receipt of these instructions. Financial institutions that process customer transactions through the National Securities Clearing Corporation's Fund/SERV and Networking facilities must obtain their customers' permission for each transaction, and each financial institution retains responsibility to its customers for any errors or irregularities related to these transactions.

Foreign securities exchanges, which set the prices for foreign securities held by the Funds, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Funds would not calculate NAV on Thanksgiving Day (and the Advisor would not buy, sell, or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Funds on that day.


TOOLS USED TO COMBAT EXCESSIVE SHORT-TERM TRADING ACTIVITY

While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the Funds' shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time. AIM and its affiliates (collectively, the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the retail funds within The AIM Family of Funds(R) and the INVESCO family of funds (together, the "AIM and INVESCO Funds"):

      o   trade activity monitoring;
      o   trading guidelines;
      o   redemption fee on trades in certain AIM and INVESCO Funds; and
      o   selective use of fair value pricing.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the AIM and INVESCO Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.

Trade Activity Monitoring
-------------------------

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of shareholders.

The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

Trading Guidelines
------------------

Currently, if a shareholder exceeds 10 exchanges per calendar year, or an AIM or INVESCO Fund or ADI determines, in its sole discretion, that a shareholder's short-term trading activity is excessive (regardless of whether or not such shareholder exceeds such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each AIM and INVESCO Fund and ADI reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders.

Effective on or about March 1, 2004, if a shareholder exceeds four exchanges out of an AIM or INVESCO Fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and INVESCO U.S. Government Money Fund) per calendar year, or an AIM or INVESCO Fund or ADI determines, in its sole discretion, that a shareholder's short-term trading activity is excessive (regardless of whether or not such shareholder exceeds such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each AIM and INVESCO Fund and ADI reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one AIM or INVESCO Fund and into (purchase) another AIM or INVESCO Fund.

The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

Redemption Fee
--------------

Effective on or about November 24, 2003, certain shareholders may be charged a 2% redemption fee if the shareholders redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of certain funds within 30 days of purchase. The AIM Affiliates expect to charge the redemption fee on other classes of shares when the AIM or INVESCO Funds' transfer agent system has the capability of processing the fee across these other classes. Please see the section entitled "How to Buy Shares - Redemption Fee" for more information.

The ability of an AIM or INVESCO Fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee. These are two reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

Fair Value Pricing
------------------

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the AIM or INVESCO Fund's net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the AIM or INVESCO Fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Directors or Trustees of the AIM or INVESCO Fund. Please see the section entitled "Share Price" for more information.

Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of excessive short-term trading.

HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY 4:00 P.M. EASTERN TIME.

The Funds offer multiple classes of shares. The chart in this section shows several convenient ways to invest in the shares of the Funds if you invest directly through ADI. If you invest in a Fund through a financial intermediary, please consult the financial intermediary, or with respect to Class K shares, the plan or program sponsor, for more information on how to purchase shares of a Fund. You may be charged a commission or transaction fee by the financial intermediary or plan or program sponsor for purchases of Fund shares.


With the exception of Class A shares, there is no charge to invest directly through ADI. Class A shares are subject to a front-end sales charge. For more information on this charge, please see the subsection entitled "Sales Charges." If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's ADI account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the lower of the total original cost or current market value of the shares may be assessed. With respect to redemption of Class C shares held twelve months or less, a CDSC of 1% of the lower of the total original cost or current market value of the shares may be assessed. With respect to Class K shares, if you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from initial deposit in the plan's ADI account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. For a non-qualified plan, in determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, C, or K shares acquired through reinvestment of dividends or other distributions, or Class A, B, C, or K shares exchanged for the same class of another AIM or INVESCO Fund. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions."

For all new accounts, please send a completed application form, and specify the Fund or Funds and class or classes of shares you wish to purchase. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA Patriot Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the Fund verify and record your identifying information. If you do not specify a Fund or Funds, your initial investment and any subsequent purchases will automatically go into the AIM Cash Reserve Shares of AIM Money Market Fund, a series of AIM Investment Securities Funds. You will receive a confirmation of this transaction and may contact AIM Investment Services, Inc. ("AIS"), the Funds' transfer agent, to exchange into the fund you choose.


A share of each class represents an identical interest in a Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee, if applicable, and the other expenses payable by that class.


AIS reserves the right to increase, reduce, or waive each Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of that Fund's shareholders. AIS also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange. If a Fund determines that you have not provided a correct social security or other tax ID number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Please remember that if you pay by check, Automated Clearing House ("ACH"), or wire and your funds do not clear, you will be responsible for any related loss to a Fund or AIS. If you are already an INVESCO Funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

MINIMUM INITIAL INVESTMENT. $1,000, which is waived for regular investment plans, including Systematic Purchase Plan and Direct Payroll Purchase, and certain retirement plans, including IRAs.


MINIMUM SUBSEQUENT INVESTMENT. $50 (Minimums are lower for certain retirement plans.)

The following chart shows several ways to invest in a Fund if you invest directly through ADI.


METHOD                           INVESTMENT MINIMUM         PLEASE REMEMBER
-----------------------------------------------------------------------------------------
BY CHECK                         $1,000 for regular         Mail your completed account
                                 accounts;                  application and check to
AIM Investment Services, Inc.    $250 for an IRA;           AIS.
P.O. Box 4739                    $50 for each subsequent    AIS does not accept cash,
Houston, TX  77210-4739          investment.                credit cards, travelers'
                                                            cheques, credit card
                                                            checks, instant loan
                                                            checks, money orders, or
                                                            third party checks unless
                                                            they are from another
                                                            financial institution
                                                            related to a retirement
                                                            plan transfer.

or

AIM Investment Services, Inc.
P.O. Box 173706
Denver, CO  80217-3706.

You may also send your check
by overnight
courier to:
AIM Investment Services, Inc.
11 Greenway Plaza, Suite 100
Houston, TX  77046

or

AIM Investment Services, Inc.
4350 South Monaco
Denver, CO  80237
-----------------------------------------------------------------------------------------
BY WIRE                          $1,000 for regular         Mail completed account
You may send your payment by     accounts; $250 for an      application to the transfer
bank wire                        IRA; $50 for each          agent. Call the transfer
(call 1-800-959-4246 for         subsequent investment.     agent at (800) 959-4246 to
instructions).                                              receive a reference number.
                                                            Then, use the following
                                                            wire instructions:

                                                            Beneficiary Bank
                                                            ABA/Routing #: 113000609
                                                            Beneficiary Account Number:
                                                            00100366807
                                                            Beneficiary Account Name:
                                                            AIM Investment Services, Inc.
                                                            RFB: Fund Name, Reference #
                                                            OBI: Your Name, Account #
-----------------------------------------------------------------------------------------
BY TELEPHONE WITH ACH            $1,000 for regular         You must provide your bank
Call 1-800-959-4246 to           accounts; $250 for an      account information to AIS
request your purchase. Upon      IRA; $50 for each          prior to using this option.
your telephone instructions,     subsequent investment.
AIS will move money from
your designated bank/credit
union checking or savings
account in order to purchase
shares.
-----------------------------------------------------------------------------------------
BY INTERNET                      $1,000 for regular         Open your account using one
Go to AIM's Web site at          accounts;                  of the methods described
aiminvestments.com.              $250 for an IRA; $50       above.
                                 for each
                                 subsequent investment.     Access your account at
                                                            www.aiminvestments.com. The
                                                            proper bank instructions
                                                            must have been provided on
                                                            your account. You may not
                                                            purchase shares in AIM
                                                            prototype retirement
                                                            accounts on the internet.

                                                            You will need a Web browser
                                                            to use this service.
-----------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------
REGULAR INVESTING WITH           $50 per month for          Like all regular investment
SYSTEMATIC PURCHASE PLAN OR      Systematic Purchase        plans, neither Systematic
DIRECT PAYROLL PURCHASE          Plan; $50 per pay          Purchase Plan nor Direct
You may enroll on your fund      period for Direct          Payroll Purchase ensures a
application, or call us for      Payroll Purchase. You      profit or protects against
a separate form and more         may start or stop your     loss in a falling
details. Investing the same      regular investment plan    market. Because you'll
amount on a monthly basis        at any time, with two      invest continually,
allows you to buy more           weeks' notice to AIS.      regardless of varying price
shares when prices are low                                  levels, consider your
and fewer shares when prices                                financial ability to keep
are high. This "dollar cost                                 buying through low price
averaging" may help offset                                  levels. And remember that
market fluctuations. Over a                                 you will lose money if you
period of time, your average                                redeem your shares when the
cost per share may be less                                  market value of all your
than the actual average net                                 shares is less than their
asset value per share.                                      cost.
-----------------------------------------------------------------------------------------
BY AIM 24-HOUR AUTOMATED         $50 for subsequent         You must provide your bank
INVESTOR LINE WITH ACH           investments.               account information to AIS
Automated transactions by                                   prior to using this option.
telephone are available for
subsequent purchases and
exchanges 24 hours a day.
Simply call 1-800-246-5463.
-----------------------------------------------------------------------------------------
BY EXCHANGE                      $1,000 for regular         See "Exchange Policy."
Between the same class of        accounts; $250 for an
any two INVESCO Funds or         IRA;
certain classes of AIM           $50 for each subsequent
Funds. Call 1-800-959-4246       investment.
for prospectuses of other
INVESCO Funds or AIM Funds.
Exchanges may be made by
phone or at AIM's Web site
at aiminvestments.com. You
may also establish an
automatic monthly exchange
service between two INVESCO
Funds or certain classes of
AIM Funds; call us for
further details and the
correct form.


      GRANDFATHERED INVESTORS. Investor Class shares of a Fund can be purchased only by:

      o Persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI ("Grandfathered Funds") and have continuously maintained such account in Investor Class shares since April 1, 2002;
      o Any person or entity listed in the account registration for any Grandfathered Funds, which account in Investor Class shares was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians, and designated beneficiaries;
      o Customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002;
      o Defined benefit, defined contribution, and deferred compensation plans; and
      o INVESCO or AIM employees, INVESCO Funds directors, AIM Funds Trustees, AMVESCAP employees, AMVESCAP directors, and their immediate families.

      For more detailed information about eligibility, please call 1-800-525-8085. If you hold Grandfathered Funds through a broker/dealer or other financial institution, your eligibility to purchase Investor Class shares may differ depending on that institution's policies.

      EXCHANGE POLICY. You may exchange your shares in any of the Funds for shares of the same class in another INVESCO Fund or into certain classes of another AIM Fund, as described in the table below, on the basis of their respective NAVs at the time of the exchange.

--------------------------------------------------------------------------------
    SHAREHOLDERS INVESTED IN THE        WILL BE OFFERED THE ABILITY TO EXCHANGE
  FOLLOWING CLASSES OF THE INVESCO       INTO THE FOLLOWING CLASSES OF THE AIM
               FUNDS:                                   FUNDS:
--------------------------------------------------------------------------------

  o  Investor Class Shares of all       o  Investor Class Shares of all AIM
     INVESCO Funds                         Funds

  o  Class A Shares(1) of all           o  Class A Shares of Category I and II
     INVESCO Funds                         Funds and AIM Tax-Exempt Cash Fund
--------------------------------------------------------------------------------

----------
(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

--------------------------------------------------------------------------------
                                        o  Class A3 Shares of all AIM Funds

                                        o  AIM Cash Reserve Shares of AIM Money
                                           Market Fund
--------------------------------------------------------------------------------
  o  Class B Shares of all INVESCO      o  Class B Shares of all AIM Funds,
     Funds                                 with the exception of AIM Floating
                                           Rate Fund
--------------------------------------------------------------------------------
  o  Class C Shares of all INVESCO      o  Class C Shares of all AIM Funds,
     Funds                                 with the exception of AIM Floating
                                           Rate Fund
--------------------------------------------------------------------------------
  o  Institutional Class Shares of      o  Institutional Class Shares of all
     all INVESCO Funds                     AIM Retail Funds
--------------------------------------------------------------------------------
  o  Class K Shares of all INVESCO      o  Exchanges not permitted
     Funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    SHAREHOLDERS INVESTED IN THE      WILL BE OFFERED THE ABILITY TO EXCHANGE
FOLLOWING CLASSES OF THE AIM FUNDS:      INTO THE FOLLOWING CLASSES OF THE
                                                  INVESCO FUNDS:
--------------------------------------------------------------------------------
o  Investor Class Shares of all        o  Investor Class Shares of all INVESCO
   AIM Funds                              Funds

o  Class A Shares of all AIM           o  Class A Shares of all INVESCO Funds(2)
   Funds, with the exception of
   Class A Shares of Category III
   Funds purchased at net asset
   value

o  Class A3 Shares of the AIM
   Funds

o  AIM Cash Reserve Shares of
   AIM Money Market Fund
--------------------------------------------------------------------------------
o  Class B Shares of all AIM           o  Class B Shares of all INVESCO Funds
   Funds
--------------------------------------------------------------------------------
o  Class C Shares of all AIM           o  Class C Shares of all INVESCO Funds
   Funds
--------------------------------------------------------------------------------
o  Institutional Class Shares of       o  Institutional Class Shares of all
   all AIM Retail Funds                   INVESCO Funds
--------------------------------------------------------------------------------
o  Class R Shares of all AIM           o  Exchanges not permitted
   Funds
--------------------------------------------------------------------------------


FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSITY YOUR INVESTMENTS, OR TO REALLOCATE YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

You will not pay a sales charge when exchanging Class B shares for other Class B shares, Class C shares for other Class C shares, or Class K shares for other Class K shares. If you make an exchange involving Class B, Class C, or Class K shares, the amount of time you held the original shares will be added to the holding period of the Class B, Class C, or Class K shares, respectively, into which you exchanged for the purpose of calculating any CDSC that may be assessed upon a subsequent redemption.

----------

(2) You may be required to pay an initial sales charge equal to the difference between the sales charge of the Fund being acquired and the sales charge paid on the Fund being exchanged when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

We have the following policies governing exchanges:

o Both AIM or INVESCO Fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o Currently, if you exceed 10 exchanges per calendar year, or an AIM or INVESCO Fund or ADI determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each Fund and ADI reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders.
o Effective on or about March 1, 2004, if you exceed four exchanges out of an AIM or INVESCO Fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and INVESCO U.S. Government Money
   Fund) per calendar year, or an AIM or INVESCO Fund or ADI determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each AIM or INVESCO Fund and ADI reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one AIM or INVESCO Fund and into (purchase) another AIM or INVESCO Fund.
o Please see the subsection entitled "Tools Used to Combat Excessive Short-Term Trading Activity - Trading Guidelines" for more information.
o Under unusual market conditions, an AIM or INVESCO Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM or INVESCO Funds or the distributor may modify or terminate this privilege at any time. The AIM or INVESCO Fund or ADI will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the AIM or INVESCO Fund into which you wish to exchange are temporarily stopped.

REDEMPTION FEE

Effective on or about November 24, 2003, you may be charged a 2% redemption fee (on total redemption proceeds after applicable deferred sales charges) if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of the following Funds (either by selling or exchanging to another AIM Fund or INVESCO Fund) within 30 days of their purchase:

    AIM Asia Pacific Growth Fund          AIM High Yield Fund
    AIM Developing Markets Fund           AIM International Emerging Growth Fund
    AIM European Growth Fund              AIM International Growth Fund
    AIM European Small Company Fund       AIM Trimark Fund
    AIM Global Aggressive Growth Fund     INVESCO International Blue Chip Value
                                            Fund (effective
    AIM Global Growth Fund                  November 24, 2003, name will change
                                            to INVESCO
    AIM Global Trends Fund                  International Core Equity Fund)
    AIM Global Value Fund                 INVESCO S&P 500 Index Fund

The redemption fee will be paid to the AIM or INVESCO Fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the AIM or INVESCO Fund. The redemption fee is imposed to the extent that the number of AIM or INVESCO Fund shares you redeem exceeds the number of AIM or INVESCO Fund shares that you have held for more than 30 days. In determining whether the minimum 30 days holding period has been met, only the period during which you have held shares of the AIM or INVESCO Fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

The 2% redemption fee will not be charged on transactions involving the following:

      o total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

      o total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

      o total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

      o total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan set up in the AIM or INVESCO Funds;

      o total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability; or

      o    redemptions initiated by an AIM or INVESCO Fund.

The AIM Affiliates' goal is to apply the redemption fee on all classes of shares regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares. AIM expects to charge the redemption fee on all other classes of shares when the AIM or INVESCO Funds' transfer agent system has the capability of processing the fee across these other classes. In addition, AIM intends to develop a plan to encourage brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to the terms above to modify computer programs to impose the redemption fee or to develop alternate processes to monitor and restrict short-term trading activity in the AIM or INVESCO Funds. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the AIM or INVESCO Fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited. These are reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

The AIM or INVESCO Funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of failing the 90% income test or losing its registered investment company qualification for tax purposes.


CHOOSING A SHARE CLASS.

In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to the class, if any, (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. Your financial intermediary can help you decide among the various classes. Please contact your financial intermediary for several convenient ways to invest in a Fund. Class A, B, C, and K shares of the Funds are available primarily through financial intermediaries.

In addition, you should also consider the factors below:

--------------------------------------------------------------------------------
                      Investor  Class A    Class B      Class C     Class K
                      Class
--------------------------------------------------------------------------------
Initial Sales Charge  None      5.50%      None         None        None
--------------------------------------------------------------------------------
CDSC(1)               None      1% on      1%-5% for    1% for      0.70% on
                                certain    shares held  shares      certain
                                purchases  less than 6  held less   purchases
                                held less  years        than 12     held less
                                than 18                 months      than 12
                                months                              months
--------------------------------------------------------------------------------
12b-1 Fee             0.25%     0.35%      1.00%        1.00%       0.45%
--------------------------------------------------------------------------------
12b-1 Fee (Utilities  0.25%     0.25%      1.00%        1.00%       None
Fund only)
--------------------------------------------------------------------------------
Conversion            No        No         Yes(2)       No          No
--------------------------------------------------------------------------------
Purchase Order        None      None       $250,000     $1,000,000  None
Maximum
--------------------------------------------------------------------------------

(1)Please see the subsection entitled "Sales Charges" below and the section of the Funds' Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions" for more information regarding CDSC charges and dealer concessions.

(2)Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

INTERNET TRANSACTIONS. Investors may exchange and redeem shares of any INVESCO Fund through AIM's Web site. In addition, certain Grandfathered Investor Class shareholders may open new accounts in Investor Class shares. To use this service, you will need a web browser (presently Netscape version 4.0 or higher, Microsoft Internet Explorer version 4.0 or higher, or AOL version 5.0 or higher) and the ability to use AIM's Web site. AIS will accept Internet purchase instructions only for exchanges or if the purchase price is paid to AIS through debiting your bank account, and any Internet cash redemptions will be paid only to the same bank account from which the payment to AIS originated. Other minimum transaction amounts are discussed in this Prospectus. You may also download an application to open an account from the Web site, complete it by hand, and mail it to AIS, along with a check.

AIS employs reasonable procedures to confirm that transactions entered into over the Internet are genuine. These procedures include the use of alphanumeric passwords, secure socket layering, encryption, and other precautions reasonably designed to protect the integrity, confidentiality, and security of shareholder information. In order to enter into a transaction on AIM's Web site, you will need an account number, your Social Security number, and an alphanumeric password. If AIS follows these procedures, neither AIS, its affiliates nor any fund will be liable for any loss, liability, cost, or expense for following instructions communicated via the Internet that are reasonably believed to be genuine or that follow AIS's security procedures. By entering into the user's agreement with AIS to open an account through our Web site, you lose certain rights if someone gives fraudulent or unauthorized instructions to AIS that result in a loss to you.

SALES CHARGES (CLASS A, B, C, AND K ONLY)
Sales charges on Class A shares of the Funds are detailed below. As used below, the term "offering price" with respect to Class A shares includes the initial sales charge.

INITIAL SALES CHARGES. Class A shares of the Funds are subject to the following initial sales charges:

                                                 INVESTOR'S SALES CHARGE
     ---------------------------------------------------------------------------
     AMOUNT OF                                  AS A % OF        AS A % OF
     INVESTMENT
     ---------------------------------------------------------------------------
     IN A SINGLE                                OFFERING PRICE   INVESTMENT
     transaction
     ---------------------------------------------------------------------------
     Less than                     $25,000      5.50%            5.82%
     ---------------------------------------------------------------------------
     $25,000       but less than   $50,000      5.25%            5.54%
     ---------------------------------------------------------------------------
     $50,000       but less than   $100,000     4.75%            4.99%
     ---------------------------------------------------------------------------
     $100,000      but less than   $250,000     3.75%            3.90%
     ---------------------------------------------------------------------------
     $250,000      but less than   $500,000     3.00%            3.09%
     ---------------------------------------------------------------------------
     $500,000      but less than   $1,000,000   2.00%            2.04%
     ---------------------------------------------------------------------------
     $1,000,000    or more                      NAV              NAV
     ---------------------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS A AND CLASS K SHARES. You can purchase $1,000,000 or more of Class A shares at net asset value, and the distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more. However, if you purchase shares worth $1,000,000 or more, they may be subject to a CDSC of 1% if you redeem them prior to eighteen months after the date of purchase. We will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption will be compared with the earliest purchase date of shares held in your account. If your holding period is less than eighteen months, the CDSC may be assessed on the amount of the lower of the total original cost or current market value of the shares. For qualified plans investing in Class A shares, you may pay a CDSC of 1% if the plan is redeemed within twelve months from initial deposit in the plan's ADI account. For qualified plans investing in Class K shares, you may pay a CDSC of 0.70% if the plan is redeemed within twelve months from initial deposit in the plan's ADI account.

CDSC FOR CLASS B AND CLASS C SHARES. You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages. If your holding period is less than six years for Class B shares and twelve months for Class C shares, the CDSC may be assessed on the amount of the lower of the total original cost or current market value of the shares.

YEAR SINCE
PURCHASE MADE      CLASS B      CLASS C

First              5%           1%
Second             4%           None
Third              3%           None
Fourth             3%           None
Fifth              2%           None
Sixth              1%           None

Seventh and        None(1)      None
following

(1) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS. You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial intermediary must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

      REDUCED SALES CHARGES. You may be eligible to buy Class A shares at reduced initial sales charge rates under Right of Accumulation or Letter of Intent under certain circumstances.

           RIGHTS OF ACCUMULATION. You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

           Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation described above.

           LETTER OF INTENT. Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of a Fund during a thirteen-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the thirteen-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

      INITIAL SALES CHARGE/CDSC EXCEPTIONS

      You will not pay initial sales charges:

         o  on shares purchased by reinvesting dividends and distributions;

         o when exchanging shares of the same class among certain INVESCO Funds and certain classes of AIM Funds;

         o  when using the reinstatement privilege;

         o when a merger, consolidation, or acquisition of assets of an INVESCO Fund occurs; and

         o  upon automatic conversion of Class B to Class A.

     You will not pay a CDSC:

         o  if you purchase less than $1,000,000 of Class A shares;
         o if you purchase $1,000,000 or more of Class A shares and hold those shares for more than eighteen months;
         o  if you redeem Class B shares you held for more than six years;
         o  if you redeem Class C shares you held for more than twelve months;
         o if you participate in the periodic withdrawal program and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period. The value of your shares, and applicable twelve-month period, will be calculated based upon the value of your account on, and the date of, the first periodic withdrawal;
         o if you redeem shares acquired through reinvestment of dividends and distributions;
         o  if you are a participant in a qualified retirement plan and redeem
            Class C shares or Class K shares in order to fund a distribution;
         o  if you are a qualified plan investing in Class A or Class K shares and elect to forego any dealer concession;
         o  on increases in the net asset value of your shares;
         o  to pay account fees;
         o for IRA distributions due to death or disability or periodic distributions based on life expectancy;
         o to return excess contributions (and earnings, if applicable) from retirement plan accounts; or
         o for redemptions following the death of a shareholder or beneficial owner.

      There may be other situations when you may be able to purchase or redeem shares at reduced or no sales charges. Consult the Funds' Statement of Additional Information for further details.

      DISTRIBUTION EXPENSES. We have adopted a Master Distribution Plan (commonly known as a "12b-1 Plan") for each class of shares of the Funds. The 12b-1 fees paid by each Fund's classes of shares are used to pay distribution and service fees to ADI for the sale and distribution of the Funds' shares and to pay for services provided to shareholders. These services include compensation to financial intermediaries that sell Fund shares and/or service shareholder accounts. Because each Fund's shares pay these fees out of their assets on an ongoing basis, these fees increase the cost of your investment.

      Under each Plan, payments are limited to an amount computed at each class's applicable 12b-1 fee. If distribution expenses for a class exceed these computed amounts, ADI pays the difference. Conversely, if distribution fees are less than computed amounts, ADI retains the difference.

YOUR ACCOUNT SERVICES

With the exception of householding, the following information pertains only to shareholders who hold their shares directly through ADI.

SHAREHOLDER ACCOUNTS. AIS maintains your share account, which contains your current Fund holdings. The Funds do not issue share certificates.

AIS PROVIDES YOU WITH SRVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL, OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUNDS

QUARTERLY INVESTMENT SUMMARIES. Each calendar quarter, you receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO Funds.

TRANSACTION CONFIRMATIONS. You receive detailed confirmations of individual purchases, exchanges, and sales. If you choose certain recurring transaction plans (for instance, Systematic Purchase Plan), your transactions are confirmed on your quarterly Investment Summaries.

TELEPHONE TRANSACTIONS. You and your financial intermediary or plan or program sponsor may buy, exchange, and sell Fund shares by telephone, unless these privileges are specifically declined when the new account Application is filled out.


YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT AIM'S WEBSITE, AIMINVESTMENTS.COM.


Unless you decline the telephone transaction privileges, when you fill out and sign the new account Application, a Telephone Transaction Authorization Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to AIS that result in a loss to you. In general, if AIS has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, AIS is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

HOUSEHOLDING. To save money for the Funds, you may receive only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing AIS. You may also request that householding be eliminated from all your required mailings.

IRAS AND OTHER RETIREMENT PLANS. Shares of any INVESCO or AIM mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call AIS for information and forms to establish or transfer your existing retirement plan or account.

HOW TO SELL SHARES

The chart in this section shows several convenient ways to sell your Fund shares if you invest directly through ADI. If you invest in a Fund through a financial intermediary, please consult the financial intermediary, or with respect to Class K shares, the plan or program sponsor, for information on how to sell shares of a Fund. You may be charged a commission or transaction fee by your financial intermediary or plan or program sponsor for sales of Fund shares. Shares of the Funds may be sold at any time at the next NAV calculated after your request to sell is received by AIS in proper form. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

Various fees may apply to Fund redemptions. You may be charged a CDSC at the time of redemption depending on how long you have held your shares. If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's ADI account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the lower of the total original cost or current market value of the shares may be assessed. With respect to redemption of Class C shares held twelve months or less, a CDSC of 1% of the lower of the total original cost or current market value of the shares may be assessed. With respect to Class K shares, if you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from initial deposit in the plan's ADI account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. For a non-qualified plan, in determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, C, or K shares acquired through reinvestment of dividends or other distributions, or Class A, B, C, or K shares exchanged for the same class of another INVESCO Fund or certain classes of another AIM Fund as set forth under the section entitled "Exchange Policy." For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions."

TO SELL SHARES AT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.


If you own shares in more than one Fund, please specify the Fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While AIS attempts to process telephone redemptions promptly, there may be times -- particularly in periods of severe economic or market disruption -- when you may experience delays in redeeming shares by telephone.

AIS usually forwards the proceeds from the sale of Fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your Fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to twelve business days.

If you participate in Systematic Purchase Plan, the Funds' automatic monthly investment program, and sell all of the shares in your account, we will not make any additional Systematic Purchase Plan purchases unless you give us other instructions.

Because of the Funds' expense structures, it costs as much to handle a small account as it does to handle a large one. If the value of your account in a Fund falls below $500 ($250 for Investor Class) as a result of your actions (for example, sale of your Fund shares), the Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given sixty days to increase the value of your account to $500 ($250 for Investor Class) or more.


REDEMPTION FEES. Except for any applicable CDSC, we will not charge you any fees to redeem your shares; however, your financial intermediary may charge service fees for handling these transactions.


REINSTATEMENT PRIVILEGE (CLASS A AND CLASS B ONLY). You may, within 120 days after you sell Class A or Class B shares, reinvest all or part of your redemption proceeds in Class A shares of a Fund at net asset value in an identically registered account. You will not pay any sales charges on the amount reinvested. You must notify AIS in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per calendar year.


The following chart shows several ways to sell your shares of the Funds if you invest directly through ADI.


Method                         REDEMPTION Minimum        Please Remember
--------------------------------------------------------------------------------
BY TELEPHONE                   Any amount.               You must provide an
Call us toll-free at:                                    IRA redemption form
1-800-959-4246.                                          to AIS prior to
                                                         making an IRA
                                                         redemption by
                                                         telephone. AIS's
                                                         telephone redemption
                                                         privileges may be
                                                         modified or
                                                         terminated in the
                                                         future at AIS's
                                                         discretion. The
                                                         maximum amount which
                                                         may be redeemed by
                                                         telephone is
                                                         generally $250,000.

--------------------------------------------------------------------------------
IN WRITING                     Any amount.               The redemption
Mail your request to:                                    request must be
AIM Investment Services, Inc.                            signed by all
P.O. Box 4739                                            registered account
Houston, TX 77210-4739.                                  owners. Payment will
You may also send your                                   be mailed to your
request by overnight                                     address as it appears
courier to:                                              on AIS's records, or
AIM Investment Services, Inc                             to a bank designated
11 Greenway Plaza, Suite 100                             by you in writing.
Houston, TX  77046



--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH          Any amount.               You must provide your
Call 1-800-959-4246 to                                   bank account
request your redemption.                                 information or IRA
                                                         redemption form to
                                                         AIS prior to using
                                                         this option. AIS will
                                                         automatically pay the
                                                         proceeds into your
                                                         designated bank
                                                         account.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY INTERNET                    Any amount. IRA           Place your redemption
Go to AIM's Web site at        redemptions are not       request at
aiminvestments.com.            permitted via the         www.aiminvestments.com.
                               internet.                 You will be allowed
                                                         to redeem by internet
                                                         if (1) you do not
                                                         hold physical share
                                                         certificates; (2) you
                                                         can provide proper
                                                         identification
                                                         information; (3) the
                                                         proceeds of the
                                                         redemption do not
                                                         exceed $250,000; and
                                                         (4) you have already
                                                         provided proper bank
                                                         information. AIM
                                                         prototype retirement
                                                         accounts may not be
                                                         redeemed on the
                                                         internet. The
                                                         transfer agent must
                                                         confirm your
                                                         transaction during
                                                         the hours of the
                                                         customary trading
                                                         session of the NYSE
                                                         in order to effect
                                                         the redemption at
                                                         that day's closing
                                                         price. You will need
                                                         a Web browser to use
                                                         this service.
                                                         AIS will
                                                         automatically pay the
                                                         proceeds into your
                                                         designated bank
                                                         account.
--------------------------------------------------------------------------------
BY AIM 24-HOUR AUTOMATED       $50.                      Be sure to write down
INVESTOR LINE WITH ACH                                   the confirmation
Automated transactions by                                number provided to
telephone are available for                              you. You must provide
redemptions and exchanges                                your bank account
24 hours a day. Simply call                              information to AIS
1-800-246-5463.                                          prior to using this
                                                         option.

--------------------------------------------------------------------------------
SYSTEMATIC REDEMPTION PLAN     $100 per payment on a     You must have at
You may call us to request     monthly or quarterly      least $10,000 total
the appropriate form and       basis.  The redemption    invested with the
more information at            check may be made payable INVESCO Funds with at
1-800-959-4246.                to any party you          least $5,000 of that
                               designate.                total invested in the
                                                         fund from which
                                                         withdrawals will be
                                                         made.
--------------------------------------------------------------------------------
PAYMENT TO THIRD PARTY         Any amount.               All registered
Mail your request to:                                    account owners must
AIM Investment Services,                                 sign the request,
Inc.                                                     with signature
P.O. Box 4739                                            guarantees from an
Houston, TX  77210-4739                                  eligible guarantor
                                                         financial
                                                         institution, such as
                                                         a commercial bank or
                                                         a recognized national
                                                         or regional
                                                         securities firm.
--------------------------------------------------------------------------------


[GRAPH ICON] [GRAPHIC] TAXES

Everyone's tax status is unique. We manage the Funds in an effort to provide maximum total returns to all shareholders of the Funds. The Advisor generally focuses on pre-tax results and ordinarily does not manage a Fund to minimize taxes. We may, nevertheless, take advantage of opportunities to mitigate taxes through management of capital gains and losses. We encourage you to consult your own tax adviser on the tax impact to you of investing directly or indirectly in the Funds.

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.


Each Fund customarily distributes to its shareholders substantially all of its net investment income, net capital gain and net gain from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of a Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the intent of each Fund to distribute all investment company taxable income and net capital gain. As a result of this policy and each Fund's qualification as a regulated investment company, it is anticipated that none of the Funds will pay any federal income or excise taxes. Instead, each Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.

However, unless you are (or your account is) exempt from income taxes, you must include all dividends and capital gain distributions paid to you by a Fund in your taxable income for federal, state, and local income tax purposes. You also may realize capital gains or losses when you sell shares of a Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the distributing Fund(s) or other funds.

If you have not provided AIS with complete, correct tax information, the Funds are required by law to withhold from your distributions, and any money that you receive from the sale of shares of the Funds, a backup withholding tax at the rate in effect on the date of the transaction.

Unless your account is held through a financial intermediary, we will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.

[GRAPHIC]
[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS


The Funds earn ordinary or investment income primarily from dividends and interest on their investments. Energy, Financial Services, Gold & Precious Metals, Health Sciences, Leisure, Technology, and Telecommunications Funds expect to distribute their respective investment income, less Fund expenses, to shareholders annually. Utilities Fund expects to make such distributions quarterly. All Funds can make distributions at other times, if they choose to do so. Please note that classes with higher expenses are expected to have lower dividends.


NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY, DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT OR TAX DEFERRED ACCOUNTS)


Each Fund also realizes capital gains or losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), a Fund has a net realized capital gain. Net realized capital gain, if any, is distributed to shareholders at least annually, usually in December. Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares.

Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long a Fund has held the underlying investment. Short-term capital gains, which are derived from the sale of assets held one year or less, are taxed as ordinary income. Long-term capital gains, which are derived from the sale of assets held for more than one year, are taxed at up to the maximum capital gains rate, currently 15% for individuals (20% for gains that a Fund recognized prior to May 6, 2003).

A Fund's daily NAV reflects all realized capital gains that have not yet been distributed to shareholders. Therefore, a Fund's NAV will drop by the amount of a distribution, net of market fluctuations, on the day the distribution is declared. If you buy shares of a Fund just before a distribution is declared, you may wind up "buying a distribution." This means that if the Fund declares a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Although purchasing your shares at the resulting higher NAV may mean a smaller capital gain or greater loss upon sale of the shares, most shareholders want to avoid the purchase of shares immediately before the distribution record date. However, keep in mind that your basis in the Fund will be increased to the extent such distributions are reinvested in the Fund. If you sell your shares of a Fund at a loss for tax purposes and then replace those shares with a substantially identical investment either thirty days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss at the time of sale. Instead, the loss will be deferred to a later date.

Dividends and capital gain distributions paid by each Fund are automatically reinvested in additional Fund shares at the NAV on the ex-distribution date, unless you choose to have them automatically reinvested in another INVESCO or AIM Fund or paid to you by check or electronic funds transfer. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, are generally subject to federal income tax.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the financial performance of the various classes of each Fund for the past five years (or, if shorter, the period of the class's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Sector Funds, Inc.'s 2003 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. Prior to November 20, 2003, each series of AIM Sector Funds was a series portfolio of a Maryland corporation named AIM Sector Funds, Inc. (formerly, INVESCO Sector Funds, Inc.). This Report is available without charge by contacting ADI at the address or telephone number on the back cover of this Prospectus.


                                                            PERIOD          YEAR
                                 YEAR ENDED MARCH 31       MARCH 31    ENDED OCTOBER 31
                            -------------------------------------------------------------
                             2003       2002       2001     2000(a)      1999     1998
ENERGY FUND--
   INVESTOR CLASS
PER SHARE DATA
Net Asset Value--
Beginning of Period         $19.26     $19.73     $17.40    $13.68      $11.30   $19.38
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS (b)
Net Investment              (0.10)     (0.07)     (0.08)    (0.00)      (0.00)     0.00
Income(Loss)(c)

Net Gains or (Losses)
  on Securities (Both
  Realized and Unrealized)  (2.35)     (0.40)       3.84      3.72       2.39    (5.04)
-----------------------------------------------------------------------------------------

TOTAL FROM INVESTMENT
OPERATIONS                  (2.45)     (0.47)       3.76      3.72       2.39    (5.04)
-----------------------------------------------------------------------------------------

LESS DIVIDENDS AND
DISTRIBUTIONS                0.00        0.00       1.43      0.00       0.01      3.04
-----------------------------------------------------------------------------------------

Net Asset Value--End of
Period                     $16.81      $19.26    $ 19.73   $ 17.40    $ 13.68    $11.30
=========================================================================================

TOTAL RETURN             (12.72%)     (2.38%)     23.09% 27.19%(d)     21.19%  (28.51%)

RATIOS
Net Assets--End of
 Period ($000 Omitted)   $231,023    $358,439   $445,845  $221,432   $196,136  $137,455

Ratio of Expenses to
Average Net Assets(e)       1.69%       1.53%      1.41%  1.60%(f)      1.68%     1.58%

Ratio of Net Investment
Income (Loss) to Average
  Net Assets              (0.57%)     (0.34%)    (0.35%)(0.26%)(f)    (0.05%)     0.01%

Portfolio Turnover Rate      144%        144%       166%   109%(d)       279%      192%


(a)   From November 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the years ended March 31, 2003, 2002 and 2001.
(c) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the period ended March 31, 2000 and the years ended October 31, 1999 and 1998.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(f)   Annualized

                                                          CLASS A     CLASS B

                                                         YEAR ENDED  YEAR ENDED
                                                          MARCH 31    MARCH 31
--------------------------------------------------------------------------------
ENERGY FUND--CLASS A & CLASS B                             2003(a)     2003(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                       $ 19.26     $ 19.26
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                        (0.05)      (0.17)
Net Investment Loss
Net Losses on Securities (Both Realized and Unrealized)     (2.36)      (2.38)
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                            (2.41)      (2.55)
--------------------------------------------------------------------------------
Net Asset Value--End of Period                             $ 16.85     $ 16.71
================================================================================

TOTAL RETURN(C)

RATIOS                                                    (12.51%)    (13.24%)

Net Assets--End of Period  ($000 Omitted)                   $9,131      $1,502

Ratio of Expenses to Average Net Assets(d)(e)                1.46%       2.33%

Ratio of Net Investment Loss to Average Net Assets(e)      (0.33%)     (1.16%)

Portfolio Turnover Rate                                       144%        144%

(a)   Class commenced operations on April 1, 2002.
(b)   The per share information was computed based on average shares.
(c) The applicable sales charge for Class A or CDSC for Class B is not included in the Total Return Calculation.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of Class B were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed for Class B, ratio of expenses to average net assets would have been 2.41% and ratio of net investment loss to average net assets would have been (1.24%).

                                                                  PERIOD ENDED
                                        YEAR ENDED MARCH 31           MARCH 31
                                      ------------------------------------------
                                           2003     2002      2001     2000(a)
ENERGY FUND--CLASS C
PER SHARE DATA
Net Asset Value--Beginning of Period    $ 18.98   $ 19.58   $ 17.39   $ 14.35
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)

Net Investment Loss                      (0.11)    (0.07)    (0.05)     (0.01)

Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)         (2.42)    (0.53)      3.67       3.05
--------------------------------------------------------------------------------

TOTAL FROM INVESTMENT OPERATIONS         (2.53)    (0.60)      3.62       3.04
--------------------------------------------------------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS           0.00      0.00      1.43       0.00
--------------------------------------------------------------------------------

Net Asset Value--End of Period          $ 16.45   $ 18.98   $ 19.58    $ 17.39
================================================================================

TOTAL RETURN(c)                        (13.33%)   (3.06%)    22.35%  21.11%(d)

RATIOS
Net Assets--End of Period
 ($000 Omitted)                          $9,566   $12,324    $8,704       $ 16

Ratio of Expenses to Average
 Net Assets(e)(f)                         2.33%     2.27%     2.05%   2.05%(g)

Ratio of Net Investment Loss to
 Average Net Assets(f)                  (1.22%)   (1.08%)   (1.10%) (1.11%)(g)

Portfolio Turnover Rate                    144%      144%      166%    109%(h)


(a)   From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c)   The applicable CDSC is not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO , if applicable, which is before any expense offset arrangements (which may include custodian fees).
(f) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.53% and ratio of net investment loss to average net assets would have been (1.42%).
(g)   Annualized
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

                                                                    PERIOD ENDED
                                             YEAR ENDED MARCH 31      MARCH 31
                                           -------------------------------------
                                                   2003         2002   2001(a)
ENERGY FUND--CLASS K

PER SHARE DATA
Net Asset Value--Beginning of Period              $17.98      $19.62  $ 16.76
--------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                               (0.14)      (0.05)   (0.15)

Net Gains or (Losses) on Securities (Both
Realized and Unrealized)                          (2.29)      (1.59)     3.01
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT  OPERATIONS                 (2.43)      (1.64)     2.86
--------------------------------------------------------------------------------
Net Asset Value--End of Period                    $15.55      $17.98  $ 19.62
================================================================================

TOTAL RETURN                                    (13.52%)     (8.36%)   17.06%(c)

RATIOS
Net Assets--End of Period  ($000 Omitted)          $289         $37        $ 1

Ratio of Expenses to Average Net
Assets(d)(e)                                      2.07%      11.62%   3.11%(f)

Ratio of Net Investment Loss to Average
Net Assets(e)                                   (0.90%)    (10.45%) (2.34%)(f)

Portfolio Turnover Rate                            144%        144%    166%(g)

(a)   From December 1, 2000, since inception of Class, to March 31, 2001.
(b) The per share information was computed based on average shares for the year ended March 31, 2003.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 5.36% and ratio of net investment loss to average net assets would have been (4.19%).
(f)   Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended March 31, 2001.

                                                                PERIOD ENDED      YEAR ENDED
                                         YEAR ENDED MARCH 31       MARCH 31       OCTOBER 31
                                 -----------------------------------------------------------------
                                        2003     2002     2001      2000(a)     1999       1998
FINANCIAL SERVICES
 FUND--INVESTOR  CLASS

PER SHARE DATA
Net Asset Value--Beginning
 of Period                           $ 28.22   $ 28.88    $ 27.13    $ 29.73   $ 28.45     $29.14
--------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                   0.10      0.07       0.10       0.03      0.08       0.25

Net Gains or (Losses) on
Securities (Both Realized and
  Unrealized)                         (6.42)      0.94       2.97       0.05      3.52       3.01
--------------------------------------------------------------------------------------------------

TOTAL FROM INVESTMENT OPERATIONS      (6.32)      1.01       3.07       0.08      3.60       3.26
--------------------------------------------------------------------------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS        0.13      1.67       1.32       2.68      2.32       3.95
--------------------------------------------------------------------------------------------------

Net Asset Value--End of Period        $21.77    $28.22     $28.88     $27.13    $29.73     $28.45

==================================================================================================

TOTAL RETURN                        (22.39%)     3.82%     11.25%   0.60%(b)    13.52%     11.76%

RATIOS
Net Assets--End of Period
 ($000 Omitted)                     $734,440 $1,234,23 $1,368,583 $1,133,350 $1,242,55 $1,417,655

Ratio of Expenses to Average Net
  Assets(c)                            1.40%     1.27%      1.25%    1.29%(d)    1.26%      1.05%

Ratio of Net Investment Income
  to Average Net Assets                0.38%     0.24%      0.36%    0.25%(d)    0.25%      0.85%

Portfolio Turnover Rate                  60%       81%        99%      38%(b)      83%        52%

(a)   From November 1, 1999 to March 31, 2000.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(d)   Annualized

                                                          CLASS A     CLASS B

                                                         YEAR ENDED  YEAR ENDED
                                                          MARCH 31    MARCH 31
--------------------------------------------------------------------------------
FINANCIAL SERVICES FUND--CLASS A & CLASS B                 2003(a)     2003(a)

PER SHARE DATA
Net Asset Value--Beginning of Period                       $ 28.22     $ 28.22
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS                             0.06       (0.03)
Net Investment Income (Loss)

Net Losses on Securities (Both Realized and Unrealized)    (6.37)      (6.30)
--------------------------------------------------------------------------------

TOTAL FROM INVESTMENT OPERATIONS                           (6.31)      (6.33)
--------------------------------------------------------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS                            0.23        0.15
--------------------------------------------------------------------------------

Net Asset Value--End of Period                             $ 21.68     $ 21.74
================================================================================

TOTAL RETURN(b)                                             (22.36%)    (22.48%)

RATIOS

Net Assets--End of Period ($000 Omitted)                   $5,311        $990

Ratio of Expenses to Average Net Assets(c)(d)               1.38%        2.09%

Ratio of Net Investment Income (Loss) to
  Average Net Assets(d)                                     0.49%       (0.20%)

Portfolio Turnover Rate                                       60%          60%


(a)   Class commenced operations on April 1, 2002.
(b) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return calculation.
(c) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of each Class were absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.51% for Class A and 2.40% for Class B and ratio of net investment income (loss) to average net assets would have been 0.36% for Class A and (0.51%) for Class B.

                                                                    PERIOD ENDED
                                             YEAR ENDED MARCH 31        MARCH 31
                                      ------------------------------------------
                                           2003     2002      2001       2000(a)
FINANCIAL SERVICES FUND--CLASS C

PER SHARE DATA
Net Asset Value--Beginning of Period     $27.89   $28.72   $ 27.06       $23.66
--------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(b)     (0.25)   (0.10)    (0.09)         0.00
Net Investment Income (Loss)(c)

Net Gains or (Losses) on Securities
 (Both Realized and Unrealized)          (6.22)     0.87      3.05         3.48
--------------------------------------------------------------------------------

TOTAL FROM INVESTMENT OPERATIONS         (6.47)     0.77      2.96         3.48
--------------------------------------------------------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS           0.04     1.60      1.30         0.08
--------------------------------------------------------------------------------

Net Asset Value--End of Period           $21.38   $27.89   $ 28.72       $27.06
================================================================================

TOTAL RETURN(d)                        (23.22%)    2.98%    10.87%    14.72%(e)

RATIOS
Net Assets--End of Period
 ($000 Omitted)                        $10,026   $16,880   $12,221         $138

Ratio of Expenses to Average
 Net Assets(f)                           2.45%     2.07%     1.85%     1.63%(g)

Ratio of Net Investment Income
 (Loss) to Average Net Assets          (0.68%)   (0.57%)   (0.31%)     0.39%(g)

Portfolio Turnover Rate                    60%       81%       99%       38%(h)


(a)   From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the year ended March 31, 2001.
(c) Net Investment Income aggregated less than $0.01 on a per share basis for the period ended March 31, 2000.
(d)   The applicable CDSC is not included in the Total Return Calculation.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(g)   Annualized
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

                                                                    PERIOD ENDED
                                          YEAR ENDED MARCH 31         MARCH 31
                                      ------------------------------------------
                                          2003          2002           2001(a)
FINANCIAL SERVICES FUND--CLASS K

PER SHARE DATA
Net Asset Value--Beginning
 of Period                               $27.69        $28.67          $ 29.35
--------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(b)       0.15        (0.03)           (0.17)
Net Investment Income (Loss)

Net Gains or (Losses) on Securities
 (Both Realized and Unrealized)          (6.14)          0.90           (0.38)
--------------------------------------------------------------------------------

TOTAL FROM INVESTMENT OPERATIONS         (6.26)          0.87           (0.55)
--------------------------------------------------------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS           0.16          1.85             0.13
--------------------------------------------------------------------------------

Net Asset Value--End of Period           $21.27        $27.69          $ 28.67
================================================================================

TOTAL RETURN                           (22.62%)         3.38%       (1.97%)(c)

RATIOS
Net Assets--End of Period
 ($000 Omitted)                         $ 1,348       $ 1,033               $1

Ratio of Expenses to Average
 Net Assets(d)(e)                         1.78%         1.63%         3.35%(f)

Ratio of Net Investment Loss
 to Average Net Assets(e)                 0.18%       (0.12%)       (1.80%)(f)

Portfolio Turnover Rate                     60%           81%           99%(g)


(a)   From December 1, 2000, since inception of Class, to March 31, 2001.
(b) The per share information was computed based on average shares for the year ended March 31, 2002.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.13% and ratio of net investment loss to average net assets would have been (0.17%).
(f)   Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended March 31, 2001.

                                                                  PERIOD ENDED      YEAR ENDED
                                         YEAR ENDED MARCH 31         MARCH 31       OCTOBER 31
                                 -------------------------------------------------------------------
                                        2003     2002     2001        2000(a)     1999       1998
GOLD & PRECIOUS METALS
  FUND--INVESTOR CLASS

PER SHARE DATA
Net Asset Value--
  Beginning of Period                   $2.29    $1.43    $1.60        $1.83       $ 1.90    $ 3.21
---------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
  OPERATIONS(b)
Net Investment Income (Loss)           (0.02)   (0.01)   (0.01)       (0.01)       (0.03)

Net Gains or (Losses) on
  Securities (Both Realized
  and Unrealized)                      (0.13)     0.87   (0.12)       (0.22)       (0.04)    (1.29)
---------------------------------------------------------------------------------------------------------

TOTAL FROM INVESTMENT OPERATIONS         0.11     0.86   (0.13)       (0.23)       (0.07)    (1.28)
---------------------------------------------------------------------------------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS         0.00     0.00     0.04         0.00         0.00      0.03
---------------------------------------------------------------------------------------------------------

Net Asset Value--End of Period          $2.40    $2.29    $1.43        $1.60        $1.83     $1.90
=========================================================================================================

TOTAL RETURN                            4.80%   60.14%  (8.38%)  (12.58%)(c)      (3.68%)  (39.98%)


RATIOS
Net Assets--End of Period
  ($000 Omitted)                      $98,388 $104,831  $64,429      $81,470      $99,753  $107,249

Ratio of Expenses to Average
  Net Assets(d)                         1.88%    2.10%    2.34%     2.08%(e)        2.20%     1.90%

Ratio of Net Investment
  Loss to Average Net Assets          (0.79%)  (0.80%)  (0.99%)   (0.76%)(e)      (1.60%)   (0.93%)

Portfolio Turnover Rate                   84%      46%      90%       37%(c)         141%      133%


(a)   From November 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the years ended March 31, 2003 and 2001 and October 31, 1999.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(e)   Annualized

                                                          CLASS A     CLASS B

                                                         YEAR ENDED  YEAR ENDED
                                                          MARCH 31    MARCH 31
--------------------------------------------------------------------------------
GOLD & PRECIOUS METALS FUND--CLASS A & CLASS B             2003(a)     2003(a)

PER SHARE DATA
Net Asset Value--Beginning of Period                        $ 2.29      $ 2.29
--------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(b)                        (0.02)      (0.02)
Net Investment Loss

Net Gains on Securities (Both Realized and Unrealized)        0.12        0.12
--------------------------------------------------------------------------------

TOTAL FROM INVESTMENT OPERATIONS                              0.10        0.10
--------------------------------------------------------------------------------

Net Asset Value--End of Period                              $ 2.39      $ 2.39
================================================================================
                                                             4.37%       4.37%
TOTAL RETURN(c)

RATIOS

Net Assets--End of Period ($000 Omitted)                    $1,514      $2,315

Ratio of Expenses to Average Net Assets(d)(e)                2.09%       2.18%

Ratio of Net Investment Loss to Average Net Assets(e)      (1.09%)     (1.12%)

Portfolio Turnover Rate                                        84%         84%

(a)   Class commenced operations on April 1, 2002.

(b)   The per share information was computed based on average shares.

(c) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return calculation.

(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(e) Various expenses of Class A were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed for Class A, ratio of expenses to average net assets would have been 2.11% and ratio of net investment loss to average net assets would have been (1.11%).

                                                                    PERIOD ENDED
                                        YEAR ENDED MARCH 31             MARCH 31
                                      ------------------------------------------
                                         2003         2002      2001     2000(a)
GOLD & PRECIOUS METALS FUND--CLASS C

PER SHARE DATA
Net Asset Value--Beginning of Period    $2.42        $1.53     $ 1.60      $1.75
--------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(b)   (0.00)       (0.07)     (0.01)     (0.00)
Net Investment Loss(c)

Net Gains or (Losses) on Securities
 (Both Realized and Unrealized)        (0.10)         0.96     (0.02)     (0.15)
--------------------------------------------------------------------------------

TOTAL FROM INVESTMENT OPERATIONS         0.10         0.89     (0.03)     (0.15)
--------------------------------------------------------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS         0.00         0.00       0.04       0.00
--------------------------------------------------------------------------------

Net Asset Value--End of Period          $2.52        $2.42      $1.53      $1.60
================================================================================

TOTAL RETURN(d)                         4.13%       58.17%    (1.95%) (8.57%)(e)

RATIOS
Net Assets--End of Period
 ($000 Omitted)                        $2,459         $515        $57        $ 1

Ratio of Expenses to Average
 Net Assets(f)                          2.65%        3.33%      3.38%   3.54%(g)

Ratio of Net Investment Loss
 to Average Net Assets                (1.60%)      (1.67%)    (1.41%) (0.82%)(g)

Portfolio Turnover Rate                   84%          46%        90%     37%(h)


(a)   From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the year ended March 31, 2001.
(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended March 31, 2003 and the period ended March 31, 2000.
(d)   The applicable CDSC is not included in the Total Return calculation.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(g)   Annualized
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

                                                                  PERIOD ENDED       YEAR ENDED
                                         YEAR ENDED MARCH 31         MARCH 31        OCTOBER 31
                                 --------------------------------------------------------------------
                                    2003        2002        2001      2000(a)     1999        1998
HEALTH SCIENCES FUND--
  INVESTOR CLASS
PER SHARE DATA
Net Asset Value--Beginning of
Period                             $47.56      $45.78      $55.52      $58.39    $ 62.12     $  57.50
-----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT             (0.28)      (0.38)      (0.12)      (0.06)       0.14         0.15
   OPERATIONS(b)
Net Investment Income (Loss)

Net Gains or (Losses) on
  Securities (Both Realized
  and Unrealized)                  (8.75)        2.18      (0.51)        3.53       5.02        13.55
-----------------------------------------------------------------------------------------------------

TOTAL FROM INVESTMENT
  OPERATIONS                       (9.03)        1.80      (0.63)        3.47       5.16        13.68
-----------------------------------------------------------------------------------------------------

LESS DIVIDENDS AND
  DISTRIBUTIONS                      0.00     0.02(c)        9.11        6.34       8.89         9.06
-----------------------------------------------------------------------------------------------------

Net Asset Value--
  End of Period                    $38.53      $47.56      $45.78     $ 55.52    $ 58.39      $ 62.12
=====================================================================================================

TOTAL RETURN                     (18.99%)       3.95%     (4.12%)    6.30%(d)      8.44%       28.58%

RATIOS
Net Assets--End of Period
($000 Omitted)                   $954,765  $1,475,313  $1,580,378  $1,622,624  $1,574,02   $1,328,196

Ratio of Expenses to Average
  Net Assets(e)                     1.44%       1.31%       1.23%    1.18%(f)      1.22%        1.12%

Ratio of Net Investment
  Income (Loss) to Average
  Net Assets                      (0.68%)     (0.75%)     (0.20%)  (0.22%)(f)      0.07%        0.25%

Portfolio Turnover Rate              179%        160%        177%     107%(d)       127%          92%


(a)   From November 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the years ended March 31, 2003, 2002 and 2001 and the period ended March 31, 2000.
(c)   Distribution was a tax return of capital.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(f)   Annualized

                                                          CLASS A     CLASS B

                                                         YEAR ENDED  YEAR ENDED
                                                          MARCH 31    MARCH 31
--------------------------------------------------------------------------------
HEALTH SCIENCES FUND--CLASS A & CLASS B                    2003(a)     2003(a)

PER SHARE DATA
Net Asset Value--Beginning of Period                       $ 47.56     $ 47.56
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                       (0.22)      (0.44)
Net Investment Loss

Net Losses on Securities (Both Realized and Unrealized)    (8.78)      (8.78)
--------------------------------------------------------------------------------

TOTAL FROM INVESTMENT OPERATIONS                           (9.00)      (9.22)
--------------------------------------------------------------------------------

Net Asset Value--End of Period                             $ 38.56     $ 38.34
================================================================================
                                                          (18.92%)    (19.39%)
TOTAL RETURN(C)

RATIOS

Net Assets--End of Period  ($000 Omitted)                  $3,731        $621

Ratio of Expenses to Average Net Assets(d)(e)               1.41%       2.06%

Ratio of Net Investment Loss to Average Net Assets(e)      (0.69%)     (1.22%)

Portfolio Turnover Rate                                      179%        179%

(a)   Class commenced operations on April 1, 2002.
(b)   The per share information was computed based on average shares.
(c) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return calculation.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of each Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.88% for Class A and 2.51% for Class B and ratio of net investment loss to average net assets would have been (1.16%) for Class A and (1.67%) for Class B.

                                                                    PERIOD ENDED
                                        YEAR ENDED MARCH 31             MARCH 31
                                      ------------------------------------------
                                         2003         2002      2001     2000(a)
HEALTH SCIENCES FUND--CLASS C

PER SHARE DATA
Net Asset Value--
  Beginning of Period                  $ 46.68      $ 45.40   $ 55.50    $ 62.05
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS(b)                         (1.20)       (0.35)    (0.05)     (0.03)
Net Investment Loss
Net Gains or (Losses) on
  Securities (Both
  Realized and Unrealized)              (8.21)         1.65    (0.94)     (6.52)
--------------------------------------------------------------------------------

TOTAL FROM INVESTMENT OPERATIONS        (9.41)         1.30    (0.99)     (6.55)
--------------------------------------------------------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS        (0.00)      0.02(c)      9.11       0.00
--------------------------------------------------------------------------------

Net Asset Value--End of Period         $ 37.27      $ 46.68   $ 45.40    $ 55.50
================================================================================

TOTAL RETURN(d)                       (20.16%)        2.85%   (4.79%)(10.56%)(e)

RATIOS
Net Assets--End of Period
 ($000 Omitted)                         $5,846      $15,892  $ 10,767       $470

Ratio of Expenses to Average Net
Assets(f)(g)                             2.81%        2.26%     2.03%   1.65%(h)

Ratio of Net Investment Loss to
  Average Net Assets(g)                (2.04%)      (1.70%)   (1.08%) (0.54%)(h)

Portfolio Turnover Rate                   179%         160%      177%    107%(i)


(a)   From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c)   Distribution was a tax return of capital.
(d)   The applicable CDSC is not included in the Total Return calculation.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, less expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(g) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 3.27% and ratio of net investment loss to average net assets would have been (2.50%).
(h)   Annualized
(i) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

                                                                    PERIOD ENDED
                                         YEAR ENDED MARCH 31            MARCH 31
                                         ---------------------------------------
                                           2003        2002            2001(a)
HEALTH SCIENCES FUND--CLASS K
PER SHARE DATA
Net Asset Value--Beginning of Period      $46.98      $45.43           $55.84
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)      (0.23)      (0.48)           (0.22)
Net Investment Loss
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)          (8.94)        2.05          (10.19)
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS          (9.17)        1.57          (10.41)
--------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS            0.00     0.02(c)             0.00
--------------------------------------------------------------------------------
Net Asset Value--End of Period            $37.81      $46.98           $45.43
================================================================================

TOTAL RETURN                            (19.50%)       3.42%      (18.64%)(d)

RATIOS
Net Assets--End of Period
  ($000 Omitted)                         $ 1,990      $2,405               $1

Ratio of Expenses to Average
  Net Assets(e)                            2.07%       1.71%         3.62%(f)

Ratio of Net Investment Loss
 to Average Net Assets                   (1.29%)     (1.09%)       (2.75%)(f)

Portfolio Turnover Rate                     179%        160%          177%(g)


(a)   From December 1, 2000, since inception of Class, to March 31, 2001.
(b) The per share information was computed based on average shares for the year ended March 31, 2002.
(c)   Distribution was a tax return of capital.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f)   Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended March 31, 2001.

                                                                  PERIOD ENDED       YEAR ENDED
                                         YEAR ENDED MARCH 31         MARCH 31        OCTOBER 31
                                 --------------------------------------------------------------------
                                    2003        2002        2001      2000(a)     1999        1998
LEISURE FUND--INVESTOR
CLASS

PER SHARE DATA
Net Asset Value--
Beginning of Period                $38.95      $37.13      $47.12     $ 43.21   $ 27.92      $ 27.21
-----------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
  OPERATIONS(b)
Net Investment Loss(c)             (0.23)      (0.03)      (0.00)      (0.13)    (0.00)       (0.00)

Net Gains or (Losses) on
  Securities (Both Realized
  and Unrealized)                  (7.89)        2.21      (3.05)        7.27     17.20         3.69
-----------------------------------------------------------------------------------------------------

TOTAL FROM INVESTMENT
  OPERATIONS                       (8.12)        2.18      (3.05)        7.14     17.20         3.69
-----------------------------------------------------------------------------------------------------

LESS DIVIDENDS AND
  DISTRIBUTIONS                      0.00        0.36        6.94        3.23      1.91         2.98
-----------------------------------------------------------------------------------------------------

Net Asset Value--End of Period     $30.83      $38.95      $37.13      $47.12    $43.21       $27.92
=====================================================================================================

TOTAL RETURN                     (20.87%)       6.01%     (5.50%)   17.34%(d)    65.13%       15.16%

RATIOS
Net Assets--End of Period
  ($000 Omitted)                 $536,108    $799,465    $607,428    $549,523  $443,348     $228,681

Ratio of Expenses to
  Average Net Assets(e)             1.50%       1.40%       1.36%    1.28%(f)     1.44%        1.41%

Ratio of Net Investment Loss
  to Average Net Assets           (0.69%)     (0.64%)     (0.51%)  (0.65%)(f)   (0.68%)      (0.09%)

Portfolio Turnover Rate               20%         27%         28%      23%(d)       35%          31%


(a)   From November 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the year ended March 31, 2003 and the period ended March 31, 2000.
(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended March 31, 2001 and the years ended October 31, 1999 and 1998.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(f)   Annualized

                                                          CLASS A     CLASS B

                                                         YEAR ENDED  YEAR ENDED
                                                          MARCH 31    MARCH 31
--------------------------------------------------------------------------------
LEISURE FUND--CLASS A & CLASS B                            2003(a)     2003(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                       $ 38.96     $ 38.96
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                       (0.17)      (0.38)
Net Investment Loss
Net Losses on Securities
  (Both Realized and Unrealized)                           (7.91)      (7.93)
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                           (8.08)      (8.31)
--------------------------------------------------------------------------------
Net Asset Value--End of Period                             $ 30.88     $ 30.65
================================================================================

TOTAL RETURN(c)                                           (20.74%)    (21.33%)

RATIOS

Net Assets--End of Period ($000 Omitted)                   $27,175     $8,268

Ratio of Expenses to Average Net Assets(d)(e)               1.42%       2.14%

Ratio of Net Investment Loss to Average Net Assets(e)      (0.56%)     (1.29%)

Portfolio Turnover Rate                                       20%         20%


(a)   Class commenced operations on April 1, 2002.
(b)   The per share information was computed based on average shares.
(c) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return Calculation.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expenses offset arrangements (which may include custodian fees).
(e) Various expenses of Class B were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed for Class B, ratio of expenses to average net assets would have been 2.23% and ratio of net investment loss to average net assets would have been (1.38%).

                                                                    PERIOD ENDED
                                        YEAR ENDED MARCH 31             MARCH 31
                                      ------------------------------------------
                                         2003         2002      2001     2000(a)
LEISURE FUND--CLASS C
PER SHARE DATA
Net Asset Value--
  Beginning of Period                   $38.29       $36.80    $47.09     $45.51
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS(b)                         (0.18)       (0.17)    (0.13)     (0.02)
Net Investment Loss
Net Gains or (Losses) on
  Securities (Both Realized
  and Unrealized)                       (8.11)         2.02    (3.22)       1.60
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS        (8.29)         1.85    (3.35)       1.58
--------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS          0.00         0.36      6.94       0.00
--------------------------------------------------------------------------------
Net Asset Value--End of Period          $30.00       $38.29    $36.80     $47.09
================================================================================

TOTAL RETURN(c)                       (21.65%)        5.10%   (6.18%)   3.47%(d)

RATIOS
Net Assets--End of Period
  ($000 Omitted)                       $17,768    $16,307     $5,388        $84

Ratio of Expenses to
  Average Net Assets(e)                  2.44%      2.26%      2.08%   1.71%(f)

Ratio of Net Investment
 Loss to Average Net
 Assets                                (1.62%)    (1.48%)    (1.08%) (0.42%)(f)

Portfolio Turnover Rate                    20%        27%        28%     23%(g)


(a)   From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c)   The applicable CDSC is not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f)   Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

                                                  YEAR ENDED        PERIOD ENDED
                                                   MARCH 31             MARCH 31
                                      ------------------------------------------

                                                    2003                 2002(a)
LEISURE FUND--CLASS K

PER SHARE DATA
Net Asset Value--Beginning of Period               $38.98                $36.11
--------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS (b)              (0.06)                (0.09)
Net Investment Loss

Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                   (8.18)                  2.96
--------------------------------------------------------------------------------

TOTAL FROM INVESTMENT OPERATIONS                   (8.24)                  2.87
--------------------------------------------------------------------------------

Net Asset Value--End of Period                     $30.74                $38.98
================================================================================

TOTAL RETURN                                      21.14%)              7.95%(c)

RATIOS
Net Assets--End of Period
  ($000 Omitted)                                  $67,465               $62,226
Ratio of Expenses to Average Net
  Assets(d)(e)                                      1.87%              1.23%(f)
Ratio of Net Investment Loss to
  Average Net Assets(e)                           (1.05%)            (0.48%)(f)

Portfolio Turnover Rate                               20%                27%(g)


(a)   From December 17, 2001, inception of Class, to March 31, 2002.
(b) The per share information was computed based on average shares for the period ended March 31, 2002.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.21% and ratio of net investment loss to average net assets would have been (1.39%).
(f)   Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended March 31, 2002.

                                                               PERIOD ENDED    YEAR ENDED
                                         YEAR ENDED MARCH 31     MARCH 31      OCTOBER 31
                                 -------------------------------------------------------------
                                   2003       2002      2001      2000(a)    1999      1998
TECHNOLOGY FUND--
   INVESTOR CLASS

PER SHARE DATA
Net Asset Value--Beginning of
Period                            $30.41    $35.60    $101.92    $ 58.17   $ 28.07    $ 35.97
----------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
   OPERATIONS
Net Investment Loss(b)            (0.41)    (0.08)     (0.10)     (0.03)    (0.07)     (0.00)

Net Gains or (Losses) on
  Securities (Both Realized
  and Unrealized)                (13.37)    (5.11)    (63.58)      47.69     30.17     (1.45)
----------------------------------------------------------------------------------------------

TOTAL FROM INVESTMENT
  OPERATIONS                     (13.51)    (5.19)    (63.68)      47.66     30.10     (1.45)
----------------------------------------------------------------------------------------------

LESS DIVIDENDS AND
  DISTRIBUTIONS                     0.00      0.00       2.64       3.91      0.00       6.45
----------------------------------------------------------------------------------------------
Net Asset Value--
  End of Period                   $16.90    $30.41     $35.60    $101.92    $58.17     $28.07
==============================================================================================


TOTAL RETURN                    (44.43%)  (14.58%)   (63.54%)  85.87%(c)   107.23%    (2.47%)

RATIOS
Net Assets--End of Period
($000 Omitted)                  $853,530 $1,865,25 $2,181,879 $5,034,087 $2,081,61 $1,008,771

Ratio of Expenses to Average
Net Assets(d)                      1.77%     1.37%      0.98%   0.88%(e)     1.20%      1.17%

Ratio of Net Investment Loss
   to Average Net Assets         (1.46%)   (1.08%)    (0.47%) (0.48%)(e)   (0.79%)    (0.49%)

Portfolio Turnover Rate             107%       79%        85%     28%(c)      143%       178%


(a)   From November 1, 1999 to March 31, 2000.
(b) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended October 31, 1998.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(e)   Annualized

                                                          CLASS A     CLASS B

                                                         YEAR ENDED  YEAR ENDED
                                                          MARCH 31    MARCH 31
--------------------------------------------------------------------------------
TECHNOLOGY FUND--CLASS A & CLASS B                         2003(a)     2003(a)

PER SHARE DATA
Net Asset Value--Beginning of Period                       $ 30.41     $ 30.41
--------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(b)                       (0.20)      (0.27)
Net Investment Loss

Net Losses on Securities (Both Realized and Unrealized)   (13.23)     (13.30)
--------------------------------------------------------------------------------

TOTAL FROM INVESTMENT OPERATIONS                          (13.43)     (13.57)
--------------------------------------------------------------------------------

Net Asset Value--End of Period                             $ 16.98     $ 16.84
================================================================================
                                                          (44.16%)    (44.62%)
TOTAL RETURN(C)

RATIOS

Net Assets--End of Period ($000 Omitted)                   $4,460       $532

Ratio of Expenses to Average Net Assets(d)(e)               1.47%       2.15%

Ratio of Net Investment Loss to Average Net Assets(e)      (1.12%)     (1.71%)

Portfolio Turnover Rate                                      107%        107%

(a)   Class commenced operations on April 1, 2002.
(b)   The per share information was computed based on average shares.
(c) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return calculation.
(d) Ratio is based on Total Expenses of each Class, less Expenses absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of each Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.51% for Class A and 2.74% for Class B and ratio of net investment loss to average net assets would have been (1.16%) for Class A and (2.30%) for Class B.

                                                                  PERIOD ENDED
                                         YEAR ENDED MARCH 31          MARCH 31
                                    -------------------------------------------
                                         2003       2002       2001      2000(a)
TECHNOLOGY FUND--CLASS C

PER SHARE DATA
Net Asset Value--
  Beginning of Period                  $29.73     $35.22   $ 101.85     $95.51
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS(b)                        (0.62)     (0.22)     (0.18)     (0.15)
Net Investment Loss

Net Gains or (Losses) on
 Securities (Both Realized
 and Unrealized)                      (12.72)     (5.27)    (63.81)       6.49
-------------------------------------------------------------------------------

TOTAL FROM INVESTMENT OPERATIONS      (13.34)     (5.49)    (63.99)       6.34
-------------------------------------------------------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS         0.00       0.00       2.64       0.00
-------------------------------------------------------------------------------

Net Asset Value--End of Period         $16.39     $29.73    $ 35.22    $101.85
===============================================================================

TOTAL RETURN(c)                      (44.87%)   (15.59%)   (63.89%)   6.63%(d)

RATIOS
Net Assets--End of Period
  ($000 Omitted)                       $5,759    $18,910    $15,919     $2,970

Ratio of Expenses to
  Average Net Assets(e)(f)              2.69%      2.54%      1.86%   1.45%(g)

Ratio of Net Investment Loss
  to Average Net Assets(f)            (2.39%)    (2.26%)    (1.30%) (1.03%)(g)

Portfolio Turnover Rate                  107%        79%        85%     28%(h)


(a)   From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c)   The applicable CDSC is not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(f) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 3.95%, and ratio of net investment loss to average net assets would have been (3.65%).
(g)   Annualized
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

                                                                    PERIOD ENDED
                                            YEAR ENDED MARCH 31         MARCH 31
                                         ---------------------------------------
                                             2003         2002           2001(a)
TECHNOLOGY FUND--CLASS K

PER SHARE DATA
Net Asset Value--Beginning of Period        $30.22       $35.09          $ 60.01
--------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(b)        (0.07)       (0.27)           (0.82)
Net Investment Loss

Net Losses on Securities (Both Realized
and Unrealized)                            (13.37)       (4.60)          (24.10)
--------------------------------------------------------------------------------

TOTAL FROM INVESTMENT OPERATIONS           (13.44)       (4.87)          (24.92)
--------------------------------------------------------------------------------

Net Asset Value--End of Period              $16.78       $30.22           $35.09
================================================================================

TOTAL RETURN                              (44.47%)     (13.85%)      (41.54%)(c)

RATIOS
Net Assets--End of Period
  ($000 Omitted)                           $22,156      $27,147               $1

Ratio of Expenses to
  Average Net Assets(d)(e)                   1.88%        1.28%         5.18%(f)

Ratio of Net Investment Loss
  to Average Net Assets(e)                 (1.55%)      (1.15%)       (4.67%)(f)

Portfolio Turnover Rate                       107%          79%           85%(g)


(a)   From December 1, 2000, since inception of Class, to March 31, 2001.
(b) The per share information was computed based on average shares for the year ended March 31, 2002.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO , if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.49%, and ratio of net investment loss to average net assets would have been (2.16%).
(f)   Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended March 31, 2001.

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                          PERIOD
                                                           ENDED
                                 YEAR ENDED MARCH 31     MARCH 31    YEAR ENDED JULY 31
                              --------------------------------------------------------------
                                    2003     2002      2001    2000(a)     1999       1998
TELECOMMUNICATIONS FUND--
  INVESTOR CLASS
PER SHARE DATA

Net Asset Value--
  Beginning of Period            $12.36    $23.89    $64.42     $31.80     $19.60   $15.31
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS(b)

Net Investment Income
(Loss)(c)                        (0.04)    (0.11)    (0.16)     (0.10)     (0.00)     0.01

Net Gains or (Losses) on
  Securities (Both Realized
  and Unrealized)                (4.36)   (11.42)   (38.91)      32.87      12.57     5.32
--------------------------------------------------------------------------------------------

TOTAL FROM INVESTMENT
OPERATIONS                       (4.40)   (11.53)   (39.07)      32.77      12.57     5.33
--------------------------------------------------------------------------------------------

LESS DIVIDENDS AND                 0.00      0.00      1.46       0.15       0.37     1.04
DISTRIBUTIONS
--------------------------------------------------------------------------------------------

Net Asset Value--
  End of Period                   $7.96    $12.36    $23.89     $64.42     $31.80   $19.60
============================================================================================
TOTAL RETURN                   (35.60%)  (48.26%)  (61.42%) 103.25%(d)     65.52%   36.79%

RATIOS

Net Assets--End of Period
($000 Omitted)                 $274,947 $573,969 $1,486,660 $4,125,890 $1,029,256 $276,577

Ratio of Expenses to Average
Net Assets(e)(f)                  1.81%    1.70%      1.10%   0.99%(g)      1.24%    1.32%

Ratio of Net Investment Loss
 to Average Net Assets(f)       (0.49%)  (0.57%)    (0.32%) (0.32%)(g)    (0.49%)  (0.16%)

Portfolio Turnover Rate            137%      91%        61%     24%(d)        62%      55%

(a)   From August 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the years ended March 31, 2003, 2002 and 2001 and the period ended March 31, 2000.
(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended July 31, 1999.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(f) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.76%, and ratio of net investment loss to average net assets would have been (1.44%).
(g)   Annualized

                                                          CLASS A     CLASS B

                                                         YEAR ENDED  YEAR ENDED
                                                          MARCH 31    MARCH 31
--------------------------------------------------------------------------------
TELECOMMUNICATIONS FUND--CLASS A & CLASS B                 2003(a)     2003(a)

PER SHARE DATA
Net Asset Value--Beginning of Period                       $ 12.36      $12.36
--------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS                          (0.08)      (0.03)
Net Investment Loss

Net Losses on Securities
 (Both Realized and Unrealized)                            (4.36)      (4.44)
--------------------------------------------------------------------------------

TOTAL FROM INVESTMENT OPERATIONS                           (4.44)      (4.47)
--------------------------------------------------------------------------------

Net Asset Value--End of Period                              $ 7.92      $ 7.89
================================================================================

TOTAL RETURN(B)                                             (35.92%)    (36.17%)

RATIOS

Net Assets--End of Period
  ($000 Omitted)                                             $326        $16

Ratio of Expenses to Average
  Net Assets(c)(d)                                          1.66%       2.57%

Ratio of Net Investment Loss
  to Average Net Assets(d)                                 (0.65%)     (1.44%)

Portfolio Turnover Rate                                      137%        137%

(a)   Class commenced operations on April 1, 2002.
(b) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return calculation.
(c) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of Class B were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed for Class B, ratio of expenses to average net assets would have been 12.15% and ratio of net investment loss to average net assets would have been (11.02%).

                                                                    PERIOD ENDED
                                            YEAR ENDED MARCH 31         MARCH 31
                                      ------------------------------------------
                                         2003       2002       2001      2000(a)
TELECOMMUNICATIONS FUND--CLASS C

PER SHARE DATA
Net Asset Value--
  Beginning of Period                   $12.10     $23.70     $64.37     $59.28
--------------------------------------------------------------------------------

INCOME FROM INVESTMENT
  OPERATIONS(b)
Net Investment Loss                     (0.34)     (0.04)     (0.13)     (0.06)

Net Gains or (Losses) on
  Securities (Both Realized
  and Unrealized)                       (4.04)    (11.56)    (39.08)       5.15
--------------------------------------------------------------------------------

TOTAL FROM INVESTMENT OPERATIONS        (4.38)    (11.60)    (39.21)       5.09
--------------------------------------------------------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS          0.00       0.00       1.46       0.00
--------------------------------------------------------------------------------
Net Asset Value--End of Period           $7.72     $12.10     $23.70     $64.37
================================================================================

TOTAL RETURN(c)                       (36.20%)   (48.95%)   (61.69%)   8.59%(d)

RATIOS
Net Assets--End of Period
  ($000 Omitted)                        $2,188    $10,392    $11,980     $2,530

Ratio of Expenses to
  Average Net Assets(e)(f)               2.63%      2.60%      1.99%   1.49%(g)

Ratio of Net Investment Loss
  to Average Net Assets(f)             (1.18%)    (1.52%)    (1.18%) (0.86%)(g)

Portfolio Turnover Rate                   137%        91%        61%     24%(h)


(a)   From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c)   The applicable CDSC is not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(f) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed , ratio of expenses to average net assets would have been 5.76% and ratio of net investment loss to average net assets would have been (4.31%).
(g)   Annualized
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from August 1, 1999 to March 31, 2000.

                                                                   PERIOD ENDED
                                          YEAR ENDED MARCH 31         MARCH 31
                                       ----------------------------------------
                                                 2003         2002       2001(a)
TELECOMMUNICATIONS FUND--CLASS K

PER SHARE DATA

Net Asset Value--Beginning of Period           $12.30       $23.80       $36.43
-------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(b)

Net Investment Loss                            (0.02)       (0.15)       (0.19)

Net Losses on Securities
  (Both Realized and Unrealized)               (4.38)      (11.35)      (12.44)
-------------------------------------------------------------------------------

TOTAL FROM INVESTMENT  OPERATIONS              (4.40)      (11.50)      (12.63)
-------------------------------------------------------------------------------
Net Asset Value--End of Period                 $ 7.90       $12.30       $23.80
===============================================================================
TOTAL RETURN                                 (35.77%)     (48.32%)  (34.67%)(c)

RATIOS
Net Assets--End of Period
  ($000 Omitted)                                 $666         $864           $1
Ratio of Expenses to
  Average Net Assets(d)(e)                     $2.06%        2.21%     2.30%(f)
Ratio of Net Investment Loss
  to Average Net Assets(e)                    (0.77%)      (1.32%)   (1.52%)(f)
Portfolio Turnover Rate                          137%          91%       61%(g)


(a)   From December 1, 2000, since inception of Class, to March 31, 2001.
(b) The per share information was computed based on average shares for the year ended March 31, 2002.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003 and 2002 and the period ended March 31, 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 3.30%, 2.42% and 3.38% (annualized), respectively, and ratio of net investment loss to average net assets would have been (2.01%), (1.53%) and (2.60%) (annualized), respectively.
(f)   Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended March 31, 2001.

                                                           PERIOD ENDED    YEAR ENDED
                                YEAR ENDED MARCH 31          MARCH 31      OCTOBER 31
                            ------------------------------------------------------------------
                               2003      2002      2001       2000(a)    1999     1998
UTILITIES FUND--
  INVESTOR CLASS

PER SHARE DATA
Net Asset
Value--Beginning of Period    $10.66    $16.20    $20.42      $17.68    $14.73  $ 12.42
----------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
  OPERATIONS
Net Investment Income           0.23      0.15      0.13        0.04      0.17     0.30

Net Gains or (Losses) on
Securities (Both Realized
  and Unrealized)             (2.46)    (5.54)    (3.22)        3.95      3.20     2.56
----------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
  OPERATIONS                  (2.23)    (5.39)    (3.09)        3.99      3.37     2.86
----------------------------------------------------------------------------------------
LESS DIVIDENDS AND
  DISTRIBUTIONS              0.24(b)      0.15      1.13        1.25      0.42     0.55
----------------------------------------------------------------------------------------
Net Asset Value--
  End of Period               $ 8.19    $10.66    $16.20      $20.42    $17.68   $14.73

========================================================================================

TOTAL RETURN                (20.99%)  (33.34%)  (15.18%)   23.99%(c)    23.22%   23.44%

RATIOS
Net Assets--End of Period
  ($000 Omitted)             $72,749  $124,578  $232,877    $260,554  $223,334 $177,309

Ratio of Expenses to
Average Net Assets(d)(e)       1.30%     1.30%     1.30%    1.24%(f)     1.26%    1.29%

Ratio of Net Investment
  Income to Average
  Net Assets(e)                2.63%     1.09%     0.74%    0.50%(f)     1.02%    1.82%

Portfolio Turnover Rate          64%       56%       49%      18%(c)       32%      47%


(a)   From November 1, 1999 to March 31, 2000.
(b) Dividends and Distributions included a tax return of capital which aggregated less than $0.01 on a per share basis.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the years ended March 31, 2003, 2002 and 2001, the period ended March 31, 2000 and the years ended October 31, 1999, and 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.90%, 1.57%, 1.40%, 1.33% (annualized), 1.43% and 1.36%, respectively, and ratio of net investment income to average net assets would have been 2.03%, 0.82%, 0.64%, 0.41% (annualized), 0.85% and 1.75%, respectively.
(f)   Annualized

                                                          CLASS A     CLASS B

                                                         YEAR ENDED  YEAR ENDED
                                                          MARCH 31    MARCH 31
--------------------------------------------------------------------------------
UTILITIES FUND--CLASS A & CLASS B                          2003(a)     2003(a)

PER SHARE DATA
Net Asset Value--Beginning of Period                        $10.66     $10.66
--------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS                             0.16       0.13
Net Investment Income

Net Losses on Securities (Both Realized and Unrealized)      (2.40)     (2.43)
--------------------------------------------------------------------------------

TOTAL FROM INVESTMENT OPERATIONS                             (2.24)     (2.30)
--------------------------------------------------------------------------------

LESS DIVIDENTS AND DISTRIBUTIONS                              0.29(b)    0.21(b)
--------------------------------------------------------------------------------

Net Asset Value--End of Period                              $ 8.13     $ 8.15
================================================================================
                                                            (21.05%)   (21.67%)
TOTAL RETURN(c)

RATIOS

Net Assets--End of Period  ($000 Omitted)                    $450        $193

Ratio of Expenses to Average Net Assets(d)(e)                 1.41%      2.14%

Ratio of Net Investment Income to  Average Net Assets(e)      2.79%      1.84%

Portfolio Turnover Rate                                         64%        64%

(a)   Class commenced operations on April 1, 2002.
(b) Dividends and Distributions included a tax return of capital which aggregated less than $0.01 on a per share basis.
(c) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return calculation.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, which is before any expenses offset arrangements (which may include custodian fees).
(e) Various expenses of each Class were voluntarily absorbed by INVESCO for the years ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.74% for Class A and 2.69% for Class B and ratio of net investment income to average net assets would have been 2.46% for Class A and 1.29% for Class B.

                                                                    PERIOD ENDED
                                            YEAR ENDED MARCH 31         MARCH 31
                                      ------------------------------------------
                                         2003       2002       2001      2000(a)
UTILITIES FUND--CLASS C

PER SHARE DATA
Net Asset Value--
  Beginning of Period                   $10.63     $16.08     $20.40     $19.91
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)      0.15       0.03     (0.00)     (0.01)
Net Investment Income (Loss)(c)

Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)        (2.47)     (5.48)     (3.22)       0.52
--------------------------------------------------------------------------------

TOTAL FROM INVESTMENT OPERATIONS        (2.32)     (5.45)     (3.22)       0.51
--------------------------------------------------------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS          0.09       0.00       1.10       0.02
--------------------------------------------------------------------------------

Net Asset Value--End of Period          $ 8.22     $10.63     $16.08     $20.40
================================================================================

TOTAL RETURN(d)                       (21.85%)   (33.87%)   (15.83%)    2.58%(e)

RATIOS
Net Assets--End of Period
  ($000 Omitted)                          $667     $1,799     $3,579        $248

Ratio of Expenses to Average
  Net Assets(f)(g)                       2.05%      2.04%      2.07%    1.83%(h)
Ratio of Net Investment
  Income (Loss) to Average
  Net Assets(g)                          1.75%      0.32%    (0.02%)  (0.32%)(h)
Portfolio Turnover Rate                    64%        56%        49%      18%(i)


(a)   From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the year ended March 31, 2001.
(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended March 31, 2001.
(d)   The applicable CDSC is included in the Total Return calculation.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(g) Various expenses of the Class were voluntarily absorbed by INVESCO for the years ended March 31, 2003, 2002, and 2001 and the period ended March 31, 2000. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 3.70%, 2.45%, 2.11% and 1.83% (annualized), respectively, and ratio of net investment income
      (loss) to average net assets would have been 0.10% (0.09%), (0.06%) and (0.32%) (annualized), respectively.
(h)   Annualized
(i) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

NOVEMBER 20, 2003

AIM SECTOR FUNDS
INVESCO Energy Fund--Investor Class, Class A, B, C, AND K
INVESCO Financial Services Fund--Investor Class, class A, B, C, AND K INVESCO Gold & PRECIOUS METALS Fund--Investor Class, Class A, B, and c INVESCO Health Sciences Fund--Investor Class, class A, B, C, AND K INVESCO Leisure Fund--Investor Class, class A, B, C, AND K
INVESCO Technology Fund--Investor Class, class A, B, C, AND K
INVESCO Telecommunications Fund--Investor Class, class A, B, C, AND K INVESCO Utilities Fund--Investor Class, class A, B, AND C

You may obtain additional information about the Funds from several sources:

FINANCIAL REPORTS. Although this Prospectus describes the Funds' anticipated investments and operations, the Funds also prepare annual and semiannual reports that detail the Funds' actual investments at the report date. These reports include discussion of each Fund's recent performance, as well as the effect of market and general economic trends and a Fund's investment strategy on each Fund's performance. The annual report also includes the report of the Funds' independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated November 20, 2003 is a supplement to this Prospectus and has detailed information about the Funds and their investment policies and practices. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectuses of the Funds may be accessed through the AIM Web site at aiminvestments.com. In addition, the Prospectuses, SAI, annual report, and semiannual report of the Funds are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectuses, SAI, annual report, or semiannual report, write to AIM Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739; or call 1-800-347-4246. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Funds are 811-3826 and 002-85905.

PROSPECTUS | NOVEMBER 20, 2003


AIM SECTOR FUNDS

INVESCO TECHNOLOGY FUND - INSTITUTIONAL CLASS

A no-load class of shares of a mutual fund designed for investors seeking long-term growth from the technology sector.

TABLE OF CONTENTS
Investment Goals, Strategies, And Risks........ 2
Fund Performance............................... 3
Fees And Expenses.............................. 5
Investment Risks............................... 6
Principal Risks Associated With The Fund....... 6
Temporary Defensive Positions.................. 9
Portfolio Turnover............................. 9
Fund Management................................ 9
Portfolio Managers.............................10
Potential Rewards..............................10
Share Price....................................11
Tools Used to Combat Excessive Short-Term
  Trading Activity.............................12
How To Buy Shares..............................14
Your Account Services..........................18
How To Sell Shares.............................19
Taxes..........................................20
Dividends And Capital Gain Distributions.......21
Financial Highlights...........................23

The Securities and Exchange Commission has not approved or disapproved the shares of the Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment advisor for the Fund as of the date of this prospectus. Effective November 25, 2003, A I M Advisors, Inc. ("AIM") will serve as the investment advisor for the Fund, and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional") will serve as the sub-advisor for the Fund. On November 20, 2003, the series portfolios of AIM Sector Funds, Inc., a Maryland corporation (the "Company"), were redomesticated as the Funds, which are series portfolios of AIM Sector Funds, a Delaware statutory trust. INVESCO Institutional is an affiliate of INVESCO. INVESCO and AIM are referred to herein, as appropriate, as the "Advisor."


This Prospectus contains important information about the Fund's Institutional Class shares, which are offered only to institutional investors and qualified retirement plans. The Fund also offers one or more additional classes of shares through a separate prospectus. Each of the Fund's classes has varying expenses, with resulting effects on their performance. You can choose the class of shares that is best for you based on how much you plan to invest and other relevant factors discussed in "How To Buy Shares." To obtain additional information about other classes of shares, contact A I M Distributors, Inc. ("ADI") at 1-800-347-4246.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]     INVESTMENT GOALS & Strategies
[ARROWS ICON]  POTENTIAL INVESTMENT RISKS
[GRAPH ICON]   PAST PERFORMANCE
--------------------------------------------------------------------------------

[KEY ICON]  [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES, AND RISKS

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund seeks capital growth. It is actively managed. The Fund invests primarily in equity securities that the Advisor believes will rise in price faster than other securities, as well as options and other investments whose values are based upon the values of equity securities.

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in technology-related industries. These include, but are not limited to, various applied technologies, hardware, software, semiconductors, Telecommunications equipment and services, and service-related companies in information technology. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. At any given time, 20% of the Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in the technology sector, a company must meet at least one of the following tests:

o At least 50% of its gross income or its net sales must come from activities in the technology sector;
o At least 50% of its assets must be devoted to producing revenues from the technology sector; or

o Based on other available information, we determine that its primary business is within the technology sector.

The Advisor uses a research-oriented "bottom-up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes strongly managed companies that the Advisor believes will generate above-average long-term capital appreciation.

A core portion of the Fund's portfolio is invested in market-leading technology companies among various subsectors in the technology universe that we believe will maintain or improve their market share regardless of overall economic conditions. These companies are leaders in their field and are believed to have a strategic advantage over many of their competitors. The remainder of the Fund's portfolio consists of faster-growing, more volatile technology companies that the Advisor believes to be emerging leaders in their fields. The market prices of these companies tend to rise and fall more rapidly than those of larger, more established companies.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

As a sector fund, the portfolio is concentrated in a comparatively narrow segment of the economy. This means the Fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the Fund tends to be more volatile than other mutual funds and the value of the portfolio investments and consequently an investment in the Fund tend to go up and down more rapidly.

The Fund is subject to other principal risks such as market, foreign securities, liquidity, derivatives, counterparty, and lack of timely information risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that you may lose money on your investment in the Fund.

[GRAPH ICON]  FUND PERFORMANCE

The bar chart below shows the Fund's Institutional Class shares' actual yearly performance (commonly known as its "total return") for the years ended December 31 since inception. The table below shows pre-tax and after-tax average annual total returns for various periods ended December 31, 2002 for the Fund compared to the S&P 500 Index.

After-tax returns are provided on a pre-redemption and post-redemption basis. Pre-redemption returns assume you continue to hold your shares and pay taxes on Fund distributions (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon selling or exchanging shares. Post-redemption returns assume payment of taxes on fund distributions and also that you close your account and pay remaining federal taxes. After-tax returns are calculated using the highest individual federal income tax rates in effect at the time the distribution is paid. State and local taxes are not considered. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. For investors holding their shares in tax-deferred arrangements such as 401(k) plans or individual retirement accounts, the after-tax returns shown are not relevant.

The information in the bar chart and table illustrates the variability of the Fund's Institutional Class shares' total return and how its performance compared to a broad measure of market performance. Remember, past performance (before and after taxes) does not indicate how the Fund will perform in the future.


--------------------------------------------------------------------------------
                      TECHNOLOGY FUND--INSTITUTIONAL CLASS
                      ACTUAL ANNUAL TOTAL RETURN(1),(2),(3)
================================================================================
                                [GRAPHIC OMITTED]

       '99               '00            '01            '02
       146.16%           (22.50%)       (45.18%)       (46.78%)

--------------------------------------------------------------------------------
Best Calendar Qtr.      12/99      66.90%
Worst Calendar Qtr.      9/01     (41.35%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                AVERAGE ANNUAL TOTAL RETURN
                                                      AS OF 12/31/02
--------------------------------------------------------------------------------
                                          1 YEAR         SINCE INCEPTION
Technology Fund--Institutional
  Class(1),(2)
  Return Before Taxes                     (46.78%)           (12.82%)(3)
  Return After Taxes on Distributions     (46.78%)           (13.38%)
  Return After Taxes on Distributions
    and Sale of Fund Shares               (28.72%)            (9.21%)

S&P 500 Index(4)
  (reflects no deduction for fees,
    expenses or taxes)                    (22.09%)            (6.77%)(3)

(1) Total return figures include reinvested dividends and capital gain distributions and the effect of the Institutional Class expenses.
(2) Return before taxes for Institutional Class shares of the Fund year-to-date as of the calendar quarter ended September 30, 2003 was 28.52%.

(3) Since inception of Institutional Class of shares on December 22, 1998. Index comparison begins on December 31, 1998.
(4) The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. Please keep in mind that the index does not pay brokerage, management, or administrative expenses, all of which are paid by the Institutional Class and are reflected in its annual returns.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

You pay no fees to purchase Institutional Class shares of the Fund, to exchange to another INVESCO or the AIM Fund, or to sell your shares. Accordingly, no fees are paid directly from your shareholder account.

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

     INVESCO Technology Fund--Institutional Class
     Management Fees                                 0.60%
     Distribution and Service (12b-1) Fees           None
     Other Expenses(1),(2)                           0.30%
                                                     -----
     Total Annual Fund Operating Expenses(1),(2)     0.90%
                                                     =====

(1) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because its custodian fees were reduced under expense offset arrangements.

(2) The Advisor is entitled to reimbursement from the class for fees and expenses absorbed pursuant to a voluntary expense limitation commitment between the Advisor and the Fund if such reimbursement does not cause a class to exceed the expense limitation and the reimbursement is made within three years after the Advisor incurred the expense. The voluntary expense limitation may be changed at any time following consultation with the board of directors.

EXPENSE EXAMPLE

The Example is intended to help you compare the cost of investing in the Institutional Class shares of the Fund to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in the Institutional Class shares of the Fund for the time periods indicated and redeemed all of your shares at the end of each period. The Example also assumes that your investment had a hypothetical 5% return each year, and that the Fund's Institutional Class shares' operating expenses remain the same. Although the actual costs and performance of the Fund 's Institutional Class shares may be higher or lower, based on these assumptions your costs would be:

                           1 YEAR         3 YEARS         5 YEARS      10 YEARS
                              $92            $287            $498        $1,108

[ARROWS ICON]  INVESTMENT RISKS

BEFORE INVESTING IN THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Fund is designed to be only a part of your personal investment plan.

[ARROWS ICON]  PRINCIPAL RISKS ASSOCIATED WITH THE FUND

You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of investing in the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

MARKET RISK

Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.

FOREIGN SECURITIES RISKS

Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

     POLITICAL RISK. Political actions, events, or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

LIQUIDITY RISK

The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

DERIVATIVES RISK

A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset, or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.

Options and futures are common types of derivatives that the Fund may occasionally use to hedge its investments. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index, or commodity at a specific price on a specific date. The use of options and futures may increase the performance of the Fund, but may also increase the market risk. Other types of derivatives include swaps, caps, floors, and collars.

COUNTERPARTY RISK

This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

LACK OF TIMELY INFORMATION RISK

Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

                     --------------------------------------

Although the Fund generally invests in equity securities of companies in the technology sector, the Fund also may invest in other types of securities and other financial instruments, indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                                  RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITARY RECEIPTS (ADRs)
These are securities issued by U.S. banks   Market, Information, Political,
that represent shares of foreign            Regulatory, Diplomatic, Liquidity,
corporations held by those banks.           and Currency Risks
Although traded in U.S. securities
markets and valued in U.S. dollars, ADRs
carry most of the risks of investing
directly in foreign securities.
--------------------------------------------------------------------------------
FUTURES
A futures contract is an agreement to buy   Market, Liquidity, and Derivatives
or sell a specific amount of a financial    Risks
instrument (such as an index option) at a
stated price on a stated date. The Fund
may use futures contracts to provide
liquidity and to hedge portfolio value.
--------------------------------------------------------------------------------
OPTIONS
The obligation or right to deliver or       Information, Liquidity, and
receive a security or other instrument,     Derivatives Risks
index, or commodity, or cash payment
depending on the price of the underlying
security or the performance of an index
or other benchmark. Includes options on
specific securities and stock indices,
and options on stock index futures. May
be used in the Fund's portfolio to
provide liquidity and hedge portfolio
value.
--------------------------------------------------------------------------------
OTHER FINANCIAL INSTRUMENTS
These may include forward contracts,        Counterparty, Currency, Liquidity,
swaps, caps, floors, and collars. They      Market, and Regulatory Risks
may be used to try to manage the Fund's
foreign currency exposure and other
investment risks, which can cause its net
asset value to rise or fall. The Fund may
use these financial instruments, commonly
known as "derivatives," to increase or
decrease its exposure to changing
securities prices, interest rates,
currency exchange rates, or other
factors.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
A contract under which the seller of a      Counterparty Risk
security agrees to buy it back at an
agreed-upon price and time in the future.
--------------------------------------------------------------------------------

[ARROWS ICON]  TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON]  PORTFOLIO TURNOVER

We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a higher portfolio turnover rate than many other mutual funds. The Fund's portfolio turnover rate was 107% for the fiscal year ended March 31, 2003. The increase in the Fund's portfolio turnover rate was greater than expected during the year due to active trading undertaken in response to market conditions.

A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.

FUND MANAGEMENT

THE ADVISOR, INVESCO AND ADI ARE SUBSIDIARIES OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT COMPANY THAT MANAGES MORE THAN $345.2 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESTMENT ADVISOR


INVESCO, located at 4350 South Monaco Street, Denver, Colorado, currently serves as the investment advisor of the Fund. INVESCO was founded in 1932 and, as of the date of this prospectus, manages over $18.5 billion for 2,756,061 shareholder accounts in 37 INVESCO mutual funds. Effective November 25, 2003, AIM will serve as the investment advisor for the Fund, and INVESCO Institutional will serve as the sub-advisor for the Fund. INVESCO Institutional is an affiliate of INVESCO. AIM is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM has acted as an investment advisor since its organization in 1976. Today, AIM, together with its subsidiaries, advises or manages over 190 investment portfolios, encompassing a broad range of investment objectives. INVESCO Institutional is located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309. As sub-advisor, INVESCO Institutional will be responsible for the Fund's day-to-day management, including the Fund's investment decisions and the execution of securities transactions with respect to the Fund.


ADI is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO, AIM, INVESCO Institutional and ADI are subsidiaries of AMVESCAP PLC.


The following table shows the fees the Fund paid to INVESCO for its advisory services in the fiscal year ended March 31, 2003.


--------------------------------------------------------------------------------
FUND                                     ADVISORY FEE AS A PERCENTAGE OF AVERAGE
                                         ANNUAL NET ASSETS UNDER MANAGEMENT
--------------------------------------------------------------------------------
Technology                                              0.60%

PORTFOLIO MANAGERS

The following individuals are primarily responsible for the day-to-day management of the Fund:

WILLIAM R. KEITHLER, Director of Sector Management and a senior vice president of INVESCO, is the lead portfolio manager of Technology Fund and heads the Technology Team at INVESCO. Before rejoining INVESCO in 1998, Bill was a portfolio manager with Berger Associates, Inc. He is a CFA charterholder. Bill holds an M.S. from the University of Wisconsin - Madison and a B.A. from Webster College.

CHRIS DRIES is a Portfolio Manager for the INVESCO Technology Fund. Chris joined INVESCO in 1993, and was promoted to the investment division in 1995. He previously held the position of manager of investment operations for the investment division at INVESCO. Chris received his master's degree in finance from the University of Colorado at Denver and his bachelor's degree in finance from University of Colorado at Boulder.'

MICHELLE FENTON is a Portfolio Manager of INVESCO Dynamics Fund and INVESCO Mid-Cap Growth Fund. Michelle is also a Portfolio Manager for the INVESCO Technology Fund. She is a CFA charterholder. Michelle has more than eight years of investment industry experience. Before joining the investment division of INVESCO in 1998, Michelle worked at Berger Funds as an equity analyst. Prior to that, she was a research analyst at Smith Barney. Michelle received her bachelor's degree in finance from Montana State University.

POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUND FOR SHORT-TERM TRADING PURPOSES.

The Fund offers shareholders the potential to increase the value of their capital over time. Like most mutual funds, the Fund seeks to provide higher returns than the market or its competitors, but cannot guarantee that performance. While the Fund invests in a single targeted market sector, it seeks to minimize risk by investing in many different companies.

Suitability For Investors

Only you can determine if an investment in the Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Fund is most suitable for investors who:

o  are willing to grow their capital over the long-term (at least five years).

o can accept the additional risks and volatility associated with sector investing.

o understand that shares of the Fund can, and likely will, have daily price fluctuations.

o are investing through tax-deferred retirement accounts, such as traditional and Roth Individual Retirement Accounts ("IRAs"), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.

You probably do not want to invest in the Fund if you are:

o  primarily seeking current dividend income.

o unwilling to accept potentially significant changes in the price of Fund shares.

o  speculating on short-term fluctuations in the stock markets.

SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. The Advisor determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time), except that securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued by a Fund at the Nasdaq Official Closing Price provided by Nasdaq each business day. Shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S and Good Friday.


The Fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the Fund may value the security at its fair value as determined in good faith by or under the supervision of the Fund's Board of Trustees. The effect of using fair value pricing is that the Fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because the Fund may invest in securities that are primarily listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the Fund's assets may change on days when you will not be able to purchase or redeem Fund shares.


NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares. Because the Institutional Class's expenses vary from other classes of the Fund, NAV is calculated separately for that class.

All purchases, sales, and exchanges of Fund shares are made by the Advisor at the NAV next calculated after INVESCO receives proper instructions from you. Your instructions must be received by the Advisor no later than the close of the NYSE to effect transactions at that day's NAV. If the Advisor receives instructions from you after that time, your instructions will be processed at the NAV calculated after receipt of these instructions. Financial institutions that process customer transactions through the National Securities Clearing Corporation's Fund/SERV and Networking facilities must obtain their customers' permission for each transaction, and each financial institution retains responsibility to its customers for any errors or irregularities related to these transactions.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and the Advisor would not buy, sell, or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

TOOLS USED TO COMBAT EXCESSIVE SHORT-TERM TRADING ACTIVITY

While the Fund provides its shareholders with daily liquidity, its investment program is designed to serve long-term investors. Excessive short-term trading activity in the Fund's shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the Fund's long-term performance by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time. AIM and its affiliates (collectively, the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the retail funds within The AIM Family of Funds(R) and the INVESCO family of funds (together, the "AIM and INVESCO Funds"):

o  trade activity monitoring;

o  trading guidelines;

o  redemption fee on trades in certain AIM and INVESCO Funds; and

o  selective use of fair value pricing.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the AIM and INVESCO Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.

Trade Activity Monitoring
-------------------------

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of shareholders.

The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

Trading Guidelines
------------------

Currently, if a shareholder exceeds 10 exchanges per calendar year, or an AIM or INVESCO Fund or ADI determines, in its sole discretion, that a shareholder's short-term trading activity is excessive (regardless of whether or not such shareholder exceeds such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each AIM and INVESCO Fund and ADI reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders.

Effective on or about March 1, 2004, if a shareholder exceeds four exchanges out of a Fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and INVESCO U.S. Government Money Fund) per calendar year, or an AIM or INVESCO Fund or ADI determines, in its sole discretion, that a shareholder's short-term trading activity is excessive (regardless of whether or not such shareholder exceeds such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each AIM or INVESCO Fund and ADI reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one AIM or INVESCO Fund and into (purchase) another AIM or INVESCO Fund.

The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

Redemption Fee
--------------

Effective on or about November 24, 2003, certain shareholders may be charged a 2% redemption fee if the shareholders redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of certain funds within 30 days of purchase. The AIM Affiliates expect to charge the redemption fee on other classes of shares when the AIM or INVESCO Funds' transfer agent system has the capability of processing the fee across these other classes. Please see the section entitled "How to Buy Shares - Redemption Fee" for more information.

The ability of an AIM or INVESCO Fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee. These are two reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

Fair Value Pricing
------------------

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the AIM or INVESCO Fund's net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the AIM or INVESCO Fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Directors or Trustees of the AIM or INVESCO Fund. Please see the section entitled "Share Price" for more information.

Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of excessive short-term trading.

HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY 4:00 P.M. EASTERN TIME.

The Fund offers multiple classes of shares. The chart in this section shows several convenient ways to invest in the Institutional Class shares of the Fund if you invest directly through ADI.

There is no charge to invest, exchange, or redeem shares when you make transactions directly through ADI. However, if you invest in the Fund through a securities broker or any other third party, you may be charged a commission or transaction fee for purchases of Fund shares.


For all new accounts, please send a completed application form, and specify the Fund or Funds and class or classes of shares you wish to purchase. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA Patriot Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the Fund verify and record your identifying information. If you do not specify a Fund or Funds, your initial investment and any subsequent purchases will automatically go into the AIM Cash Reserve Shares of AIM Money Market Fund, a series of AIM Investment Securities Funds. You will receive a confirmation of this transaction and may contact AIM Investment Services, Inc. ("AIS"), the Fund's transfer agent, to exchange into the Fund you choose.


A share of each class represents an identical interest in the Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee or service fee, if applicable, and the other expenses payable by that class.


AIS reserves the right to increase, reduce, or waive the Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of the Fund's shareholders. AIS also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange. If the Fund determines that you have not provided a correct social security or other tax ID number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.


Please remember that if you pay by check or wire and your funds do not clear, you will be responsible for any related loss to the Fund or AIS. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

INSTITUTIONAL INVESTORS
     Minimum Initial Investment                 $10,000,000
     Minimum Balance                            $5,000,000
     Minimum Subsequent Investment              $1,000,000

RETIREMENT PLANS OR EMPLOYEE BENEFIT PLANS
     Minimum Total Plan Assets                  $100,000,000
     Minimum Initial Investment                 $10,000,000
     Minimum Balance                            $5,000,000
     Minimum Subsequent Investment              $1,000,000

PURCHASE OPTIONS

The following chart shows several ways to invest in the Fund if you invest directly through the ADI.

                       OPENING AN ACCOUNT           ADDING TO ACCOUNT
--------------------------------------------------------------------------------

THROUGH A FINANCIAL    Contact your financial       Same.
CONSULTANT             consultant. The financial
                       consultant should mail       These shares are offered
                       your completed account       only to institutional
                       application to the           investors and qualified
                       transfer agent, AIM          retirement plans. These
                       Investment Services, Inc.    shares are not available to
                       P.O. Box 4497                retail investors. AIS does
                       Houston, TX 77210-4497       not accept cash, credit
                                                    cards, travelers' cheques,
                       The financial                credit card checks, instant
                       consultant should call       loan checks, money orders,
                       the transfer agent at        or third party checks unless
                       1-800-659-1005 to            they are from another
                       receive a reference          financial institution
                       number. Then, use the        related to a retirement plan
                       following wire               transfer.
                       instructions:
                       Beneficiary Bank
                       ABA/Routing #1:
                       113000609 Beneficiary
                       Account Number:
                       00100366732 Beneficiary
                       Account Name: AIM
                       Investment Services,
                       Inc. RFB: Fund Name,
                       Reference # OBI: Your
                       Name, Account #

--------------------------------------------------------------------------------
BY TELEPHONE           Open your account as         Call the transfer agent at
                       described above.             1-800-659-1005 and wire
                                                    payment for your purchase
                                                    order in accordance with the
                                                    wire instructions noted
                                                    above.

EXCHANGE POLICY. You may exchange your shares in the Fund for shares of the same class in another INVESCO fund or another AIM fund on the basis of their respective NAVs at the time of the exchange.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

We have the following policies governing exchanges:

o Both AIM or INVESCO Fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).

o Currently, if you exceed 10 exchanges per calendar year, or an AIM or INVESCO Fund or ADI determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each AIM or INVESCO Fund and ADI reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders.

o Effective on or about March 1, 2004, if you exceed four exchanges out of an AIM or INVESCO Fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and INVESCO U.S. Government Money
   Fund) per calendar year, or an AIM or INVESCO Fund or ADI determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each AIM or INVESCO Fund and ADI reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one AIM or INVESCO Fund and into (purchase) another AIM or INVESCO Fund.

o Please see the subsection entitled "Tools Used to Combat Excessive Short-Term Trading Activity - Trading Guidelines" for more information.

o Under unusual market conditions, an AIM or INVESCO Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM or INVESCO Funds or the distributor may modify or terminate this privilege at any time. The AIM or INVESCO Fund or ADI will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the AIM or INVESCO Fund into which you wish to exchange are temporarily stopped.

REDEMPTION FEE

Effective on or about November 24, 2003, you may be charged a 2% redemption fee (on total redemption proceeds after applicable deferred sales charges) if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of the following Funds (either by selling or exchanging to another AIM Fund or INVESCO Fund) within 30 days of their purchase:

AIM Asia Pacific Growth Fund          AIM High Yield Fund
AIM Developing Markets Fund           AIM International Emerging Growth Fund
AIM European Growth Fund              AIM International Growth Fund
AIM European Small Company Fund       AIM Trimark Fund
AIM Global Aggressive Growth Fund     INVESCO International Blue Chip Value Fund
AIM Global Growth Fund                  (effective November 24, 2003, name will
AIM Global Trends Fund                  change to INVESCO International Core
AIM Global Value Fund                   Equity Fund)
                                      INVESCO S&P 500 Index Fund

The redemption fee will be paid to the AIM or INVESCO Fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the AIM or INVESCO Fund. The redemption fee is imposed to the extent that the number of AIM or INVESCO Fund shares you redeem exceeds the number of AIM or INVESCO Fund shares that you have held for more than 30 days. In determining whether the minimum 30 days holding period has been met, only the period during which you have held shares of the AIM or INVESCO Fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

The 2% redemption fee will not be charged on transactions involving the following:

o total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

o total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

o total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

o total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan set up in the AIM or INVESCO Funds;

o total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
   (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability; or

o  redemptions initiated by an AIM or INVESCO Fund.

The AIM Affiliates' goal is to apply the redemption fee on all classes of shares regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares. AIM expects to charge the redemption fee on all other classes of shares when the AIM or INVESCO Funds' transfer agent system has the capability of processing the fee across these other classes. In addition, AIM intends to develop a plan to encourage brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to the terms above to modify computer programs to impose the redemption fee or to develop alternate processes to monitor and restrict short-term trading activity in the AIM or INVESCO Funds. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the AIM or INVESCO Fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited. These are reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

The AIM or INVESCO Funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of failing the 90% income test or losing its registered investment company qualification for tax purposes.

CHOOSING A SHARE CLASS. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to the class, if any, (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. Institutional Class shares are intended for use by institutions such as employee benefit plans, retirement plan sponsors, and banks acting for themselves or in a fiduciary or similar capacity. Institutional Class shares of the Fund are available for the collective and common trust funds of banks, banks investing for their own accounts and banks investing for the accounts of public entities (e.g., Taft-Hartley funds, states, cities, or government agencies) that do not pay commissions or distribution fees.

YOUR ACCOUNT SERVICES

AIS PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.

SHAREHOLDER ACCOUNTS. Unless your account is held at a brokerage firm, AIS maintains your share account, which contains your current Fund holdings. The Fund does not issue share certificates.

QUARTERLY INVESTMENT SUMMARIES. Each calendar quarter, you receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.

TRANSACTION CONFIRMATIONS. You receive detailed confirmations of individual purchases, exchanges, and sales. If you choose certain recurring transaction plans, your transactions are confirmed on your quarterly Investment Summaries.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT AIM'S WEBSITE, aiminvestments.com.

TELEPHONE TRANSACTIONS. You may buy, exchange, and sell Fund shares by telephone, unless you specifically decline these privileges when you fill out your new account Application.

Unless you decline the telephone transaction privileges when you fill out and sign the new account Application, a Telephone Transaction Authorization Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to AIS that result in a loss to you. In general, if AIS has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, AIS is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

IRAS AND OTHER RETIREMENT PLANS. Shares of any of any INVESCO or AIM mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call AIS for information and forms to establish or transfer your existing retirement plan or account.

HOW TO SELL SHARES

The chart in this section shows several convenient ways to sell your Fund shares if you invest directly through ADI. If you invest in the Fund through a securities broker or any other third party, you may be charged a commission or transaction fee for sales of Fund shares. Shares of the Fund may be sold at any time at the next NAV calculated after your request to sell is received by AIS in proper form. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M EASTERN TIME.


If you own shares in more than one Fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.


While AIS attempts to process telephone redemptions promptly, there may be times -- particularly in periods of severe economic or market disruption -- when you may experience delays in redeeming shares by telephone.

AIS usually forwards the proceeds from the sale of fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your Fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to twelve business days.

HOW TO REDEEM SHARES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. The following chart shows several ways to sell your Fund shares if you invest directly through the Advisor.


--------------------------------------------------------------------------------
Through a Financial Consultant             Contact your financial consultant.

                                           Redemption proceeds will be sent in
                                           accordance with the wire instructions
                                           specified in the account application
                                           provided to the transfer agent. The
                                           transfer agent must receive your
                                           financial intermediary's call before
                                           the close of the customary trading
                                           session on the New York Stock
                                           Exchange (NYSE) on days when the NYSE
                                           is open for business in order to
                                           effect the redemption at the days
                                           closing price.

--------------------------------------------------------------------------------
By Telephone                               A person who has been authorized in
                                           the account application to effect
                                           transactions may make redemptions by
                                           telephone. You must call the transfer
                                           agent before the close of the
                                           customary trading session on the NYSE
                                           on days when the NYSE is open for
                                           business in order to effect the
                                           redemption at the days closing price.


[GRAPHIC] TAXES

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

Everyone's tax status is unique. We manage the Fund in an effort to provide maximum total returns to all shareholders of the Fund. The Advisor generally focuses on pre-tax results and ordinarily does not manage the Fund to minimize taxes. We may, nevertheless, take advantage of opportunities to mitigate taxes through management of capital gains and losses. We encourage you to consult your own tax adviser on the tax impact to you of investing directly or indirectly in the Fund.

The Fund customarily distributes to its shareholders substantially all of its net investment income, net capital gain and net gain from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of the Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the intent of the Fund to distribute all investment company taxable income and net capital gain. As a result of this policy and the Fund's qualification as a regulated investment company, it is anticipated that the Fund will not pay any federal income or excise taxes. Instead, the Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.

However, unless you are (or your account is) exempt from income taxes, you must include all dividends and capital gain distributions paid to you by the Fund in your taxable income for federal, state and local income tax purposes. You also may realize capital gains or losses when you sell shares of the Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the Fund or other funds.

If you have not provided AIS with complete, correct tax information, the Fund is required by law to withhold from your distributions and any money that you receive from the sale of shares of the Fund backup withholding tax at the rate in effect on the date of the transaction.

Unless your account is held at a brokerage firm, we will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.

[GRAPHIC] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund earns ordinary or investment income primarily from dividends and interest on its investments. The Fund expects to distribute substantially all of this investment income, less Fund expenses, to shareholders annually. The Fund can make distributions at other times, if it chooses to do so. Please note that classes with higher expenses are expected to have lower dividends.

The Fund also realizes capital gains or losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gain, if any, is distributed to shareholders at least annually, usually in December. Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares.

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY. DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT ACCOUNTS).


Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long the Fund has held the underlying investment. Short-term capital gains which are derived from the sale of assets held one year or less are taxed as ordinary income. Long-term capital gains which are derived from the sale of assets held for more than one year are taxed at up to the maximum capital gains rate, currently 15% for individuals (20% for gains that a Fund recognized prior to May 6, 2003).

The Fund's daily NAV reflects all ordinary income and realized capital gains that have not yet been distributed to shareholders. Therefore, the Fund's NAV will drop by the amount of a distribution, net of market fluctuations, on the day the distribution is declared. If you buy shares of the Fund just before a distribution is declared, you may wind up "buying a distribution." This means that if the Fund declares a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Although purchasing your shares at the resulting higher NAV may mean a smaller capital gain or greater loss upon sale of the shares, most shareholders want to avoid the purchase of shares immediately before the distribution record date. However, keep in mind that your basis in the Fund will be increased to the extent such distributions are reinvested in the Fund. If you sell your shares at a loss for tax purposes and then replace those shares with a substantially identical investment either thirty days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss at the time of sale. Instead, the loss will be deferred to a later date.

Dividends and capital gain distributions paid by the Fund are automatically reinvested in additional Fund shares at the NAV on the ex-distribution date, unless you choose to have them automatically reinvested in the same share class of another INVESCO or AIM Fund or paid to you by check or electronic funds transfer. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, are generally subject to federal income tax.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of Institutional Class shares of the Fund for the period of the Class's operations. Certain information reflects financial results for a single Institutional Class share. The total returns in the table represents the annual percentage that an investor would have earned (or lost) on an investment in an Institutional Class share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Sector Funds Inc.'s 2003 Annual Report to Shareholders, which is incorporated by reference in the Statement of Additional Information. Prior to November 20, 2003, each series of AIM Sector Funds was a series portfolio of a Maryland corporation named AIM Sector Funds, Inc. (formerly, INVESCO Sector Funds, Inc.). This Report is available without charge by contacting ADI at the address or telephone number on the back cover of this Prospectus.

                                                                                   PERIOD         PERIOD
                                                                                    ENDED          ENDED
                                                    YEAR ENDED MARCH 31            MARCH 31      OCTOBER 31
                                              ------------------------------------------------------------------
                                                 2003           2002          2001        2000(a)        1999(b)
TECHNOLOGY FUND--INSTITUTIONAL CLASS
PER SHARE DATA
Net Asset Value--Beginning of Period         $  30.93    $     35.98     $  102.55  $    58.43        $  33.85
----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(c)
Net Investment Loss                            (0.12)         (0.16)        (0.06)      (0.04)          (0.16)

Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)              (13.47)         (4.89)       (63.87)       48.07           24.74
----------------------------------------------------------------------------------------------------------------

TOTAL FROM INVESTMENT OPERATIONS              (13.59)         (5.05)       (63.93)       48.03           24.58
----------------------------------------------------------------------------------------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS                 0.00           0.00          2.64        3.91            0.00
----------------------------------------------------------------------------------------------------------------

Net Asset Value--End of Period               $  17.34    $     30.93     $   35.98  $   102.55        $  58.43
================================================================================================================

TOTAL RETURN                                 (43.94%)       (14.04%)      (63.39%)   86.14%(d)       72.61%(d)

RATIOS
Net Assets--End of Period
  ($000 Omitted)                             $707,040    $ 1,360,738    $1,396,788  $4,453,520        $951,925

Ratio of Expenses to Average
  Net Assets(e)                                 0.90%          0.74%         0.58%    0.56%(f)        0.74%(f)

Ratio of Net Investment Loss
  to Average Net Assets                        (0.59%)       (0.46%)       (0.08%)  (0.15%)(f)      (0.36%)(f)

Portfolio Turnover Rate                          107%            79%           85%      28%(d)         143%(g)

      (a)  From November 1, 1999 to March 31, 2000.

      (b)  From December 22, 1998, since inception of Class, to October 31,
           1999.

      (c) The per share information was computed based on average shares for the years ended March 31, 2003 and 2002 and the period ended October 31, 1999.

      (d) Based on operations for the period shown and, accordingly, is not representative of a full year.

      (e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees). (f) Annualized (g) Portfolio Turnover is calculated at the Fund level. Represents the fiscal year ended October 31, 1999.

      (f)  Annualized.

      (g) Portfolio Turnover is calculated at the Fund level. Represents the fiscal year ended October 31, 1999.

November 20, 2003


AIM SECTOR FUNDS

INVESCO Technology Fund - Institutional Class

You may obtain additional information about the Fund from several sources:

FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as the effect of market and general economic trends and the Fund's investment strategy on the Fund's performance. The annual report also includes the report of the Fund's independent accountants.


STATEMENT OF ADDITIONAL INFORMATION. The SAI dated November 20, 2003 is a supplement to this Prospectus, and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.


INTERNET. The Prospectus, SAI, annual report, and semiannual report are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report, or semiannual report, write to AIM Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739; or call 1-800-347-4246. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-3826 and 002-85905.

                       STATEMENT OF ADDITIONAL INFORMATION

                                AIM SECTOR FUNDS

           INVESCO Energy Fund - Investor Class, Class A, B, C, and K INVESCO Financial Services Fund - Investor Class, Class A, B, C, and K
   INVESCO Gold & Precious Metals Fund - Investor Class, Class A, B, and C
      INVESCO Health Sciences Fund - Investor Class, Class A, B, C, and K
          INVESCO Leisure Fund - Investor Class, Class A, B, C, and K
         INVESCO Technology Fund - Investor Class, Institutional Class,
                              Class A, B, C, and K
     INVESCO Telecommunications Fund - Investor Class, Class A, B, C, and K
           INVESCO Utilities Fund - Investor Class, Class A, B, and C

Address:                                 Mailing Address:

4350 South Monaco Street,                P.O. Box 173706,
Denver, CO 80237-3706                    Denver, CO 80217

                                   Telephone:
                           In continental U.S., call:
                                 1-800-347-4246
                                November 20, 2003

--------------------------------------------------------------------------------

A Prospectus for the Investor Class, Class A, B, C, and, if applicable, Class K shares of INVESCO Energy, INVESCO Financial Services, INVESCO Gold & Precious Metals, INVESCO Health Sciences, INVESCO Leisure, INVESCO Technology, INVESCO Telecommunications, and INVESCO Utilities Funds and a Prospectus for the Institutional Class shares of INVESCO Technology Fund, each dated November 20, 2003, provide the basic information you should know before investing in a Fund. This Statement of Additional Information ("SAI") is incorporated by reference into the Funds' Prospectuses; in other words, this SAI is legally part of the Funds' Prospectuses. Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectuses. It is intended to provide additional information regarding the activities and operations of the Funds and should be read in conjunction with the Prospectuses. The financial statements for the Funds for the fiscal year ended March 31, 2003 are incorporated herein by reference from INVESCO Sector Funds, Inc.'s Annual Report to Shareholders dated March 31, 2003. Prior to November 20, 2003, each series of AIM Sector Funds was a series portfolio of a Maryland corporation named AIM Sector Funds, Inc. (formerly, INVESCO Sector Funds, Inc.)

You may obtain, without charge, the current Prospectuses, SAI, and annual and semiannual reports of the Funds by writing to AIM Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by calling 1-800-347-4246. The
Prospectus of the Investor Class, Class A, B, C, and K shares of the Funds is also available through the AIM website at aiminvestments.com.

TABLE OF CONTENTS

The Trust......................................................................3

Investments, Policies, and Risks...............................................3

Investment Restrictions.......................................................27

Management of the Funds.......................................................30

Other Service Providers.......................................................99

Brokerage Allocation and Other Practices.....................................100

Shares of Beneficial Interest................................................104

Tax Consequences of Owning Shares of a Fund..................................104

Performance..................................................................107

Proxy Voting.................................................................117

Code of Ethics...............................................................120

Financial Statements.........................................................120

Appendix A...................................................................121

THE TRUST

AIM Sector Funds (the "Trust") was organized as a Delaware statutory trust on July 24, 2003. Pursuant to shareholder approval obtained at a shareholder meeting held on October 21, 2003, each series portfolio of INVESCO Sector Funds, Inc. was redomesticated as a new series of the Trust on November 20, 2003. INVESCO Sector Funds, Inc. (the "Company") was incorporated under the laws of Maryland as INVESCO Strategic Portfolios, Inc. on August 10, 1983. On October 29, 1998, the name of the Company was changed to INVESCO Sector Funds, Inc. On October 31, 1999, the Company changed its fiscal year end to March 31. On February 14, 2000, the Company assumed all of the assets and liabilities of INVESCO Telecommunications Fund, a series of INVESCO Specialty Funds, Inc. On October 1, 2003, the name of the Company was changed to AIM Sector Funds, Inc.

The Trust is an open-end, diversified, management investment company currently consisting of eight portfolios of investments: INVESCO Energy Fund - Investor Class, Class A, B, C, and K; INVESCO Financial Services Fund - Investor Class, Class A, B, C, and K; INVESCO Gold & Precious Metals Fund - Investor Class, Class A, B, and C; INVESCO Health Sciences Fund - Investor Class, Class A, B, C, and K; INVESCO Leisure Fund - Investor Class, Class A, B, C, and K; INVESCO Technology Fund - Investor Class, Institutional Class, Class A, B, C, and K; INVESCO Telecommunications Fund - Investor Class, Class A, B, C, and K; and INVESCO Utilities Fund - Investor Class, Class A, B, and C (each a "Fund" and collectively, the "Funds"). Additional funds and classes may be offered in the future.


"Open-end" means that each Fund issues an indefinite number of shares which it continuously offers to redeem at net asset value per share ("NAV"). A
"management" investment company actively buys and sells securities for the portfolio of each Fund at the direction of a professional manager. Open-end management investment companies (or one or more series of such companies, such as the Funds) are commonly referred to as mutual funds.

INVESTMENTS, POLICIES, AND RISKS

The principal investments and policies of the Funds are discussed in the Prospectuses of the Funds. The Funds also may invest in the following securities and engage in the following practices.

ADRS AND EDRS -- American Depositary Receipts, or ADRs, are receipts typically issued by U.S. banks. ADRs are receipts for the shares of foreign corporations that are held by the bank issuing the receipt. An ADR entitles its holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs gives a Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs are bought and sold in U.S. dollars, not foreign currencies. An ADR that is "sponsored" means that the foreign corporation whose shares are represented by the ADR is actively involved in the issuance of the ADR, and generally provides material information about the corporation to the U.S. market. An "unsponsored" ADR program means that the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR may not reflect important facts known only to the foreign company. Since they mirror their underlying foreign securities, ADRs generally have the same risks as investing directly in the underlying foreign securities.

European Depositary Receipts, or EDRs, are similar to ADRs, except that they are typically issued by European banks or trust companies.

CERTIFICATES OF DEPOSIT IN FOREIGN BANKS AND U.S. BRANCHES OF FOREIGN BANKS -- The Funds may maintain time deposits in and invest in U.S. dollar denominated certificates of deposit ("CDs") issued by foreign banks and U.S. branches of foreign banks. The Funds limit investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which have more than $10 billion in assets, have branches or agencies in the U.S., and meet other criteria established by the Trust's Board of Trustees ("Board"). Investments in foreign securities involve special considerations. There is generally less publicly available information about foreign issuers since many foreign countries do not have the same disclosure and reporting requirements as are imposed by the U.S. securities laws. Moreover, foreign issuers are generally not bound by uniform accounting and auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Such investments may also entail the risks of possible imposition of dividend withholding or confiscatory taxes, possible currency blockage or transfer restrictions, expropriation, nationalization or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries.

The Funds may also invest in bankers' acceptances, time deposits, and certificates of deposit of U.S. branches of foreign banks and foreign branches of U.S. banks. Investments in instruments of U.S. branches of foreign banks will be made only with branches that are subject to the same regulations as U.S. banks. Investments in instruments issued by a foreign branch of a U.S. bank will be made only if the investment risk associated with such investment is the same as that involving an investment in instruments issued by the U.S. parent, with the U.S. parent unconditionally liable in the event that the foreign branch fails to pay on the investment for any reason.

COMMERCIAL PAPER -- Commercial paper is the term for short-term promissory notes issued by domestic corporations to meet current working capital needs. Commercial paper may be unsecured by the corporation's assets but may be backed by a letter of credit from a bank or other financial institution. The letter of credit enhances the commercial paper's creditworthiness. The issuer is directly responsible for payment but the bank "guarantees" that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. The Funds' investment advisor, will consider the creditworthiness of the institution issuing the letter of credit, as well as the creditworthiness of the issuer of the commercial paper, when purchasing paper enhanced by a letter of credit. Commercial paper is sold either as interest-bearing or on a discounted basis, with maturities not exceeding 270 days.

DEBT SECURITIES -- Debt securities include bonds, notes, and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which a Fund has invested. A decline in interest rates tends to increase the market values of debt securities in which a Fund has invested.

Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated debt securities tend to offer higher interest rates. Lower-rated debt securities are often referred to as "junk bonds." Increasing the amount of Fund assets invested in unrated or lower-grade straight debt securities may increase the yield produced by a Fund's debt securities but will also increase the credit risk of those securities. A debt security is considered lower-grade if it is rated Ba or less by Moody's, BB or less by S&P at the time of purchase. Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Although a Fund may invest in debt securities assigned lower grade ratings by S&P or Moody's at the time of purchase, the Funds' investments have generally been limited to debt securities rated B or higher by either S&P or Moody's. Debt securities rated lower than B by either S&P or Moody's are usually considered to be speculative. At the time of purchase, the Advisor will limit Fund investments to debt securities which the Advisor believes are not highly speculative and which are rated at least CCC by S&P or Caa by Moody's.

A significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could adversely affect their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely impact issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, the Advisor attempts to limit purchases of lower-rated securities to securities having an established secondary market.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B, or CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

Although bonds in the lowest investment grade debt category (those rated BBB by S&P, Baa by Moody's, or the equivalent) are regarded as having adequate capability to pay principal and interest, they have speculative characteristics. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher-rated bonds. Lower-rated bonds by Moody's (categories Ba, B, or Caa) are of poorer quality and also have speculative characteristics. Bonds rated Caa may be in default or there may be present elements of danger with respect to principal or interest. Lower-rated bonds by S&P (categories BB, B, or CCC) include those that are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds having equivalent ratings from other rating services will have characteristics similar to those of the corresponding S&P and Moody's ratings. For a specific description of S&P and Moody's corporate bond rating categories, please refer to Appendix A.

The Funds may invest in zero coupon bonds, step-up bonds, mortgage-backed securities, and asset-backed securities. Zero coupon bonds do not make regular interest payments. Zero coupon bonds are sold at a discount from face value. Principal and accrued discount (representing interest earned but not paid) are paid at maturity in the amount of the face value. Step-up bonds initially make no (or low) cash interest payments but begin paying interest (or a higher rate of interest) at a fixed time after issuance of the bond. The market values of zero coupon and step-up bonds generally fluctuate more in response to changes in interest rates than interest-paying securities of comparable term and quality. A Fund may be required to distribute income recognized on these bonds, even though no cash may be paid to the Fund until the maturity or call date of a bond, in order for the Fund to maintain its qualification as a regulated investment company. These required distributions could reduce the amount of cash available for investment by a Fund. Mortgage-backed securities represent interests in pools of mortgages while asset-backed securities generally represent interests in pools of consumer loans. Both of these are usually set up as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans, although the securities may be supported, at least in part, by letters of credit or other credit enhancements or, in the case of mortgage-backed securities, guarantees by the U.S. government, its agencies or instrumentalities. The underlying loans are subject to prepayments that may shorten the securities' weighted average lives and may lower their returns.

DOMESTIC BANK OBLIGATIONS -- U.S. banks (including their foreign branches) issue CDs and bankers' acceptances which may be purchased by the Funds if an issuing bank has total assets in excess of $5 billion and the bank otherwise meets the Funds' credit rating requirements. CDs are issued against deposits in a commercial bank for a specified period and rate and are normally negotiable. Eurodollar CDs are certificates issued by a foreign branch (usually London) of a U.S. domestic bank, and, as such, the credit is deemed to be that of the domestic bank. Bankers' acceptances are short-term credit instruments evidencing the promise of the bank (by virtue of the bank's "acceptance") to pay at maturity a draft which has been drawn on it by a customer (the "drawer"). Bankers' acceptances are used to finance the import, export, transfer, or storage of goods and reflect the obligation of both the bank and the drawer to pay the face amount. Both types of securities are subject to the ability of the issuing bank to meet its obligations, and are subject to risks common to all debt securities. In addition, banker's acceptances may be subject to foreign currency risk and certain other risks of investment in foreign securities.

EQUITY SECURITIES -- The Funds may invest in common, preferred, and convertible preferred stocks, and securities whose values are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common stocks and preferred stocks represent equity ownership in a corporation. Owners of stock, such as the Funds, share in a corporation's earnings through dividends which may be declared by the corporation, although the receipt of dividends is not the principal benefit that the Funds seek when they invest in stocks and similar instruments.

Instead, the Funds seek to invest in stocks that will increase in market value and may be sold for more than a Fund paid to buy them. Market value is based upon constantly changing investor perceptions of what the company is worth compared to other companies. Although dividends are a factor in the changing market value of stocks, many companies do not pay dividends, or pay comparatively small dividends. The principal risk of investing in equity securities is that their market values fluctuate constantly, often due to factors entirely outside the control of the Funds or the company issuing the stock. At any given time, the market value of an equity security may be significantly higher or lower than the amount paid by a Fund to acquire it.

Owners of preferred stocks are entitled to dividends payable from the corporation's earnings, which in some cases may be "cumulative" if prior dividends on the preferred stock have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have a priority on the distribution of assets in the event of the corporation's liquidation. Preferred stocks may be "participating," which means that they may be entitled to dividends in excess of the stated dividend in certain cases. The holders of a company's debt securities generally are entitled to be paid by the company before it pays anything to its stockholders.

Rights and warrants are securities which entitle the holder to purchase the securities of a company (usually, its common stock) at a specified price during a specified time period. The value of a right or warrant is affected by many of the same factors that determine the prices of common stocks. Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer.

The Funds also may purchase convertible securities including convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the owner of convertible securities usually receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

A convertible security has an "investment value" which is a theoretical value determined by the yield it provides in comparison with similar securities without the conversion feature. Investment value changes are based upon prevailing interest rates and other factors. It also has a "conversion value," which is the market value the convertible security would have if it were exchanged for the underlying equity security. Convertible securities may be purchased at varying price levels above or below their investment values or conversion values.

Conversion value is a simple mathematical calculation that fluctuates directly with the price of the underlying security. However, if the conversion value is substantially below the investment value, the market value of the convertible security is governed principally by its investment value. If the conversion value is near or above the investment value, the market value of the convertible security generally will rise above the investment value. In such cases, the market value of the convertible security may be higher than its conversion value, due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. However, there is no assurance that any premium above investment value or conversion value will be recovered because prices change and, as a result, the ability to achieve capital appreciation through conversion may be eliminated.

EUROBONDS AND YANKEE BONDS -- Bonds issued by foreign branches of U.S. banks ("Eurobonds") and bonds issued by a U.S. branch of a foreign bank and sold in the United States ("Yankee bonds"). These bonds are bought and sold in U.S. dollars, but generally carry with them the same risks as investing in foreign securities.

FOREIGN SECURITIES -- Investments in the securities of foreign companies, or companies that have their principal business activities outside the United States, involve certain risks not associated with investments in U.S. companies. Non-U.S. companies generally are not subject to the same uniform accounting, auditing, and financial reporting standards that apply to U.S. companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. There may also be less publicly available information about a foreign company.

Although the volume of trading in foreign securities markets is growing, securities of many non-U.S. companies may be less liquid and have greater swings in price than securities of comparable U.S. companies. The costs of buying and selling securities on foreign securities exchanges are generally significantly higher than similar costs in the United States. There is generally less government supervision and regulation of exchanges, brokers, and issuers in foreign countries than there is in the United States. Investments in non-U.S. securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, confiscatory taxation, and imposition of withholding taxes on dividends or interest payments. If it becomes necessary, it may be more difficult for a Fund to obtain or to enforce a judgment against a foreign issuer than against a domestic issuer.

Securities traded on foreign markets are usually bought and sold in local currencies, not in U.S. dollars. Therefore, the market value of foreign securities acquired by a Fund can be affected -- favorably or unfavorably -- by changes in currency rates and exchange control regulations. Costs are incurred in converting money from one currency to another. Foreign currency exchange rates are determined by supply and demand on the foreign exchange markets. Foreign exchange markets are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors, all of which are outside the control of each Fund. Generally, the Funds' foreign currency exchange transactions will be conducted on a cash or "spot" basis at the spot rate for purchasing or selling currency in the foreign currency exchange markets.

FUTURES, OPTIONS, AND OTHER FINANCIAL INSTRUMENTS

GENERAL. The advisor may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of a Fund's investments or, in certain circumstances, for investment (E.G., as a substitute for investing in securities). These financial instruments include options, futures contracts (sometimes referred to as "futures"), forward contracts, swaps, caps, floors, and collars (collectively, "Financial Instruments"). The policies in this section do not apply to other types of instruments sometimes referred to as derivatives, such as indexed securities, mortgage-backed and other asset-backed securities, and stripped interest and principal of debt.

Hedging strategies can be broadly categorized as "short" hedges and "long" or "anticipatory" hedges. A short hedge involves the use of a Financial Instrument in order to partially or fully offset potential variations in the value of one or more investments held in a Fund's portfolio. A long or anticipatory hedge involves the use of a Financial Instrument in order to partially or fully offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. In an anticipatory hedge transaction, the Fund does not already own a corresponding security. Rather, the hedge relates to a security or type of security that the Fund intends to acquire. If the Fund does not eliminate the hedge by purchasing the security as anticipated, the effect on the Fund's portfolio is the same as if a long position were entered into. Financial Instruments may also be used, in certain circumstances, for investment (E.G., as a substitute for investing in securities).

Financial Instruments on individual securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a Fund already owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge all or a portion of a portfolio against price movements of the securities within a market sector in which the Fund has invested or expects to invest.

The use of Financial Instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several exchanges upon which they are traded, and the Commodity Futures Trading Commission ("CFTC"). In addition, the Funds' ability to use Financial Instruments will be limited by tax considerations. See "Tax Consequences of Owning Shares of a Fund."

In addition to the instruments and strategies described below, the advisor may use other similar or related techniques to the extent that they are consistent with a Fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The Funds' Prospectuses or SAI will be supplemented to the extent that new products or techniques become employed involving materially different risks than those described below or in the Prospectuses.

SPECIAL   RISKS.   Financial   Instruments   and  their  use   involve   special
considerations and risks, certain of which are described below.

(1) Financial Instruments may increase the volatility of a Fund. If the advisor employs a Financial Instrument that correlates imperfectly with a Fund's investments, a loss could result, regardless of whether or not the intent was to manage risk. In addition, these techniques could result in a loss if there is not a liquid market to close out a position that a Fund has entered.

(2) There might be imperfect correlation between price movements of a Financial Instrument and price movement of the investment(s) being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment(s), the hedge would not be fully successful. This might be caused by certain kinds of trading activity that distorts the normal price relationship between the security being hedged and the Financial Instrument. Similarly, the effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

The Funds are authorized to use options and futures contracts related to securities with issuers, maturities or other characteristics different from the securities in which it typically invests. This involves a risk that the options or futures position will not track the performance of a Fund's portfolio investments.

The direction of options and futures price movements can also diverge from the direction of the movements of the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may take positions in options and futures contracts with a greater or lesser face value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases.

(3) If successful, the above-discussed hedging strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements of portfolio securities. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Fund entered into a short hedge because the advisor projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase would likely be wholly or partially offset by a decline in the value of the short position in the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss.

(4) A Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the degree of liquidity of the market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(5) As described below, the Funds are required to maintain assets as "cover," maintain segregated accounts or make margin payments when they take positions in Financial Instruments involving obligations to third parties (I.E., Financial Instruments other than purchased options). If a Fund is unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or segregated accounts or make such payments until the position expired. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

COVER. Positions in Financial Instruments, other than purchased options, expose the Funds to an obligation to another party. A Fund will not enter into any such transaction unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate cash or liquid assets as segregated in the prescribed amount as determined daily.

Assets used as cover or held as segregated cannot be sold while the position in the corresponding Financial Instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a

Fund's assets to cover or to hold as segregated could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS. Each Fund may engage in certain strategies involving options to attempt to manage the risk of its investments or, in certain circumstances, for investment (E.G., as a substitute for investing in securities). A call option gives the purchaser the right to buy, and obligates the writer to sell the underlying investment at the agreed-upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy the underlying investment at the agreed-upon exercise price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. See "Options on Indexes" below with regard to cash settlement of option contracts on index values.

The purchase of call options can serve as a hedge against a price rise of the underlier and the purchase of put options can serve as a hedge against a price decline of the underlier. Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.

Writing put options can serve as a limited long or anticipatory hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security or currency at more than its market value.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions. Options that expire unexercised have no value.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option, which is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

RISKS OF OPTIONS ON SECURITIES. Options embody the possibility of large amounts of exposure, which will result in a Fund's net asset value being more sensitive to changes in the value of the related investment. A Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit from the transaction.

The Funds' ability to establish and close out positions in options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to the option's expiration. If a Fund is not able to enter into an offsetting closing transaction on an option it has written, it will be required to maintain the securities subject to the call or the liquid assets underlying the put until a closing purchase transaction can be entered into or the option expires. However, there can be no assurance that such a market will exist at any particular time.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

OPTIONS ON INDEXES. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and changes in value depend on changes in the index in question. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, upon exercise of the call, the purchaser will receive from the Fund an amount of cash equal to the positive difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put to deliver to the Fund an amount of cash equal to the positive difference between the exercise price of the put and the closing price of the index times the multiplier. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the positive difference between the exercise price of the put and the closing level of the index times the multiplier.

The risks of purchasing and selling options on indexes may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot fulfill its potential settlement obligations by delivering the underlying securities. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options.

When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level. As with other kinds of options, a Fund as the call writer will not learn what it has been assigned until the next business day. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because in that case the writer's obligation is to deliver the underlying security, not to pay its value as of a moment in the past. In contrast, the writer of an index call will be required to pay cash in an amount based on the difference between the closing index value on the exercise date and the exercise price. By the time a Fund learns what it has been assigned, the index may have declined. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure.

If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund nevertheless will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded.

Generally, OTC foreign currency options used by a Fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. When a Fund purchases or sells a futures contract, it incurs an obligation respectively to take or make delivery of a specified amount of the obligation underlying the contract at a specified time and price. When a Fund writes an option on a futures contract, it becomes obligated to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, on exercise it assumes a short futures position. If it writes a put, on exercise it assumes a long futures position.

The purchase of futures or call options on futures can serve as a long or an anticipatory hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long or anticipatory hedge.

In addition, futures strategies can be used to manage the "duration" (a measure of anticipated sensitivity to changes in interest rates, which is sometimes related to the weighted average maturity of a portfolio) and associated interest rate risk of a Fund's fixed-income portfolio. If the advisor wishes to shorten the duration of a Fund's fixed-income portfolio (i.e., reduce anticipated sensitivity), the Fund may sell an appropriate debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the advisor wishes to lengthen the duration of a Fund's fixed-income portfolio (i.e., increase anticipated sensitivity), the Fund may buy an appropriate debt futures contract or a call option thereon, or sell a put option thereon.

At the inception of a futures contract, a Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Initial margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures or written option position varies, a process known as "marking-to-market." Unlike margin in securities transactions, initial margin on futures contracts and written options on futures contracts does not represent a borrowing on margin, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required to increase the level of initial margin deposits. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities in order to do so at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. However, there can be no assurance that a liquid market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to continue to maintain the position being hedged by the futures contract or option or to continue to maintain cash or securities in a segregated account.

To the extent that a Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

RISKS OF FUTURES CONTRACTS AND OPTIONS THEREON. The ordinary spreads at a given time between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Due to the possibility of distortion, a hedge may not be successful. Although stock index futures contracts do not require physical delivery, under extraordinary market conditions, liquidity of such futures contracts also could be reduced. Additionally, the advisor may be incorrect in its expectations as to the extent of various interest rates, currency exchange rates or stock market movements or the time span within which the movements take place.

INDEX FUTURES. The risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of a hedge increases as the composition of a Fund's portfolio diverges from the index. The price of the index futures may move proportionately more than or less than the price of the securities being hedged. If the price of the index futures moves proportionately less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective. Assuming the price of the securities being hedged has moved in an unfavorable direction, as anticipated when the hedge was put into place, the Fund would be in a better position than if it had not hedged at all, but not as good as if the price of the index futures moved in full proportion to that of the hedged securities. However, if the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by movement of the price of the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge.

Where index futures are purchased in an anticipatory hedge, it is possible that the market may decline instead. If a Fund then decides not to invest in the securities at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

FOREIGN CURRENCY HEDGING STRATEGIES--SPECIAL CONSIDERATIONS. A Fund may use options and futures contracts on foreign currencies, as mentioned previously, and forward currency contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated or, in certain circumstances, for investment (E.G., as a substitute for investing in securities denominated in foreign currency). Currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated.

A Fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, a Fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the value of which the advisor believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction may be increased when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, a Fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes, and charges associated with such delivery assessed in the issuing country.

FORWARD CURRENCY CONTRACTS AND FOREIGN CURRENCY DEPOSITS. The Funds may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time the forward currency contract is entered. Forward currency contracts are negotiated directly between currency traders (usually large commercial banks) and their customers.

Such transactions may serve as long or anticipatory hedges. For example, a Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contracts may also serve as short hedges. For example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

The Funds may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by entering into a forward currency contract to sell another currency expected to perform similarly to the currency in which the Fund's existing investments are denominated. This type of hedge could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The Funds may also use forward currency contracts in one currency or a basket of currencies to attempt to hedge against fluctuations in the value of securities denominated in a different currency if the advisor anticipates that there will be a positive correlation between the two currencies.

The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of some or all of any expected benefit of the transaction.

As is the case with futures contracts, purchasers, and sellers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to segregate cash or liquid assets.

The precise matching of forward currency contract amounts and the value of the securities, dividends, or interest payments involved generally will not be possible because the value of such securities, dividends, or interest payments, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Forward currency contracts may substantially change a Fund's investment exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as the advisor anticipates. There is no assurance that the advisor's use of forward currency contracts will be advantageous to a Fund or that it will hedge at an appropriate time.

The Funds may also purchase and sell foreign currency and invest in foreign currency deposits. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

COMBINED POSITIONS. A Fund may purchase and write options or futures in combination with each other, or in combination with futures or forward currency contracts, to manage the risk and return characteristics of its overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs.

TURNOVER. The Funds' options and futures activities may affect their turnover rates and brokerage commission payments. The exercise of calls or puts written by a Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a Fund may also cause the sale of related investments, increasing turnover. Although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

SWAPS, CAPS, FLOORS, AND COLLARS. The Funds are authorized to enter into swaps, caps, floors, and collars. Swaps involve the exchange by one party with another party of their respective commitments to pay or receive cash flows, E.G., an exchange of floating rate payments for fixed rate payments. The purchase of a cap or a floor entitles the purchaser, to the extent that a specified index exceeds in the case of a cap, or falls below in the case of a floor, a predetermined value, to receive payments on a notional principal amount from the party selling such instrument. A collar combines elements of buying a cap and selling a floor.

GOLD BULLION -- The Gold & Precious Metals Fund may invest up to 10% at the time of purchase of its total assets directly in gold bullion. The two largest national producers of gold bullion are the Republic of South Africa and the former states of the Soviet Union. Changes in political and economic conditions affecting either country may have a direct impact on its sales of gold bullion. The Gold & Precious Metals Fund will purchase gold bullion from, and sell gold bullion to, banks (both U.S. and foreign) and dealers who are members of, or affiliated with members of, a regulated U.S. commodities exchange, in accordance with applicable investment laws. Values of gold bullion held by the Gold & Precious Metals Fund are based upon daily quotes provided by banks or brokers dealing in such commodities.

HOLDRS -- Holding Company Depositary Receipts, or HOLDRs, are trust-issued receipts that represent a Fund's beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, a Fund's investment will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

ILLIQUID SECURITIES -- Securities which do not trade on stock exchanges or in the over-the-counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that a Fund may have difficulty -- or may even be legally precluded from -- selling at any particular time. A Fund may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. A Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.


The principal risk of investing in illiquid securities is that a Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the security with the SEC, and otherwise obtaining listing on a securities exchange or in the over-the-counter market.


INITIAL PUBLIC OFFERINGS ("IPOS") -- The Funds may invest a portion of their assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a Fund for as long as it has a small asset base. The impact of IPOs on a Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to a Fund for investment, particularly as the Fund's asset base grows. Because IPO shares frequently are volatile in price, a Fund may hold IPO shares for a very short period of time. This may increase the turnover of a Fund's portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling shares, the Funds may realize taxable gains they will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Shareholders in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

A Fund's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.


INTERFUND BORROWING AND LENDING PROGRAM -- Pursuant to an exemptive order issued by the SEC dated December 21, 1999, a Fund may lend money to, and borrow money for temporary purposes from, other funds advised by the Advisor (as defined herein) or its affiliates. A Fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is unavailable, called or not renewed. A Fund will only lend money when the interest rate on interfund loans is higher than the rate on overnight repurchase agreements and the yield on the institutional class of shares of an affiliated money market fund.

INVESTMENT COMPANY SECURITIES -- To manage their daily cash positions, the Funds may invest in securities issued by other investment companies, including investment companies advised by the Advisor and its affiliates (pursuant to an exemptive order dated June 9, 1999) that invest in short-term debt securities and seek to maintain a net asset value of $1.00 per share ("money market funds"). The Funds also may invest in Exchange-Traded Funds ("ETFs"). ETFs are investment companies that are registered under the Investment Company Act of 1940 (the "1940 Act") as open-end funds or Unit Investment Trusts ("UITs"). ETFs are based on specific domestic and foreign indices. ETF shares are sold and redeemed at net asset value only in large blocks. In addition, national securities exchanges list ETF shares for trading, which allows investors to purchase and sell individual ETF shares among themselves at market prices throughout the day. The 1940 Act limits investments in securities of other investment companies. These limitations include, among others, that, subject to certain exceptions, no more than 10% of a Fund's total assets may be invested in securities of other investment companies, no more than 5% of its total assets may be invested in the securities of any one investment company, and a Fund may not own more than 3% of the outstanding shares of any investment company. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.


MORTGAGE-BACKED SECURITIES -- Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage-backed security is often shorter than is stated.

Governmental entities, private insurers, and the mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The advisor will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

Although  the  market  for such  securities  is  becoming  increasingly  liquid,
securities   issued  by  certain  private   organizations  may  not  be  readily
marketable.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA). GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly-owned corporation of the U.S. government and it falls within the Department of Housing and Urban Development. Securities issued by GNMA are considered the equivalent of treasury securities and are backed by the full faith and credit of the U.S. government. GNMA guarantees the timely payment of principal and interest on

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

securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of the Fund's shares. To buy GNMA securities, the Fund may have to pay a premium over the maturity value of the underlying mortgages, which the Fund may lose if prepayment occurs.

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA). FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban Development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC). FHLMC is a stockholder owned corporation chartered by Congress in 1970 to increase the supply of funds that mortgage lenders, such as commercial banks, mortgage bankers, savings institutions and credit unions, can make available to homebuyers and multifamily investors. FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

COMMERCIAL  BANKS,  SAVINGS AND LOAN  INSTITUTIONS,  PRIVATE MORTGAGE  INSURANCE
COMPANIES, MORTGAGE BANKERS, AND OTHER SECONDARY MARKET ISSUERS. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal ("principal only" or "PO class"). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS). CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest monthly and have a more focused range of principal

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

payment dates than pass-through securities. While whole mortgage loans may collateralize CMOs, mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA and their income streams more typically collateralize them.

A Real Estate Mortgage Investment Conduit ("REMIC") is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended and is an investment in certain mortgages primarily secured by interests in real property and other permitted investments.

CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

RISKS OF MORTGAGE-BACKED SECURITIES. Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. For example, payments of interest and principal are more frequent (usually monthly) and their interest rates are sometimes adjustable. In addition, a variety of economic, geographic, social, and other factors, such as the sale of the underlying property, refinancing, or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, a Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

ASSET-BACKED SECURITIES. These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases, and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool in a timely fashion ("liquidity protection"). In addition, asset-backed securities may include insurance, such as guarantees, policies, or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the

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

credit support could adversely affect the return on an investment in such a security.

The Funds may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

REAL ESTATE INVESTMENT TRUSTS - To the extent consistent with their investment objectives and policies, the Funds may invest in securities issued by real estate investment trusts ("REITs").

REITs are trusts which sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the Southeastern United States, or both.

To the extent that the Funds have the ability to invest in REITs, a Fund could conceivably own real estate directly as a result of a default on the securities it owns. The Funds, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

In addition to the risks described above, REITs may be affected by any changes in the value of the underlying property in their portfolios. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of a Fund, but also, indirectly, similar expenses of the REITs.

REPURCHASE AGREEMENTS -- A Fund may enter into repurchase agreements ("REPOs") on debt securities that the Fund is allowed to hold in its portfolio. This is a way to invest money for short periods. A REPO is an agreement under which the Fund acquires a debt security and then resells it to the seller at an agreed-upon price and date (normally, the next business day). The repurchase price represents an interest rate effective for the short period the debt security is held by the Fund, and is unrelated to the interest rate on the underlying debt security. A repurchase agreement is often considered as a loan collateralized by securities. The collateral securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement. The collateral securities are held by the Fund's custodian bank until the repurchase agreement is completed.

The Funds may enter into repurchase agreements with financial institutions that are creditworthy under standards established by the Advisor. The Advisor must use these standards to review the creditworthiness of any financial institution that is a party to a REPO. REPOs maturing in more than seven days are considered

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

illiquid securities. A Fund will not enter into repurchase agreements maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in these repurchase agreements and other illiquid securities.

As noted above, the Funds use REPOs as a means of investing cash for short periods of time. Although REPOs are considered to be highly liquid and comparatively low-risk, the use of REPOs does involve some risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss on the sale of the collateral security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

RULE 144A SECURITIES -- A Fund also may invest in securities that can be resold to institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). In recent years, a large institutional market has developed for many Rule 144A Securities. Institutional investors generally cannot sell these securities to the general public but instead will often depend on an efficient institutional market in which Rule 144A Securities can readily be resold to other institutional investors, or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that a Rule 144A Security is illiquid. Institutional markets for Rule 144A Securities may provide both reliable market values for Rule 144A Securities and enable a Fund to sell a Rule 144A investment when appropriate. For this reason, the Board has concluded that if a sufficient institutional trading market exists for a given Rule 144A security, it may be considered "liquid," and not subject to a Fund's limitations on investment in restricted securities. The Board has given the Advisor the day-to-day authority to determine the liquidity of Rule 144A Securities, according to guidelines approved by the Board. The principal risk of investing in Rule 144A Securities is that there may be an insufficient number of qualified institutional buyers interested in purchasing a Rule 144A Security held by a Fund, and the Fund might be unable to dispose of such security promptly or at reasonable prices.

SECURITIES LENDING -- Each Fund may from time to time loan securities from its portfolio to brokers, dealers, and financial institutions to earn income or generate cash for liquidity. When the Fund lends securities it will receive collateral in cash or U.S. Treasury obligations which will be maintained, and with regard to cash, invested, at all times in an amount equal to at least 100% of the current market value of the loaned securities. All such loans will be made according to the guidelines of the SEC and the Board. A Fund may at any time call such loans to obtain the securities loaned. If the borrower of the securities should default on its obligation to return the securities borrowed, the value of the collateral may be insufficient to permit the Fund to reestablish its position by making a comparable investment due to changes in market conditions or the Fund may be unable to exercise certain ownership rights. A Fund will be entitled to earn interest paid upon investment of the cash collateral or to the payment of a premium or fee for the loan. A Fund may pay reasonable fees in connection with such loans, including payments to the borrower and to one or more securities lending agents (each an "Agent").

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

The Advisor provides the following services in connection with the securities lending activities of each Fund: (a) oversees participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assists the Agent in determining which specific securities are available for loan; (c) monitors the Agent's loan activities to ensure that securities loans are effected in accordance with the Advisor's instructions and with procedures adopted by the Board; (d) prepares appropriate periodic reports for, and seeks appropriate approvals from, the Board with respect to securities lending activities; (e) responds to Agent inquiries; and
(f) performs such other duties as necessary.

The Funds rely on an exemptive order from the SEC allowing them to invest uninvested cash balances and cash collateral received in connection with securities lending in money market funds that have the Advisor or an affiliate of the Advisor as an investment advisor.


SOVEREIGN DEBT -- In certain emerging countries, the central government and its agencies are the largest debtors to local and foreign banks and others. Sovereign debt involves the risk that the government, as a result of political considerations or cash flow difficulties, may fail to make scheduled payments of interest or principal and may require holders to participate in rescheduling of payments or even to make additional loans. If an emerging country government defaults on its sovereign debt, there is likely to be no legal proceeding under which the debt may be ordered repaid, in whole or in part. The ability or willingness of a foreign sovereign debtor to make payments of principal and interest in a timely manner may be influenced by, among other factors, its cash flow, the magnitude of its foreign reserves, the availability of foreign exchanges on the payment date, the debt service burden to the economy as a whole, the debtor's then current relationship with the International Monetary Fund, and its then current political constraints. Some of the emerging countries issuing such instruments have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance government programs, and may have other adverse social, political, and economic consequences, including effects on the willingness of such countries to service their sovereign debt. An emerging country government's willingness and ability to make timely payments on its sovereign debt also are likely to be heavily affected by the country's balance of trade and its access to trade and other international credits. If a country's exports are concentrated in a few commodities, such country would be more significantly exposed to a decline in the international prices of one or more of such commodities. A rise in protectionism on the part of its trading partners, or unwillingness by such partners to make payment for goods in hard currency, could also adversely affect the country's ability to export its products and repay its debts. Sovereign debtors may also be dependent on expected receipts from such agencies and others abroad to reduce principal and interest arrearages on their debt. However, failure by the sovereign debtor or other entity to implement economic reforms negotiated with multilateral agencies or others, to achieve specified levels of economic performance, or to make other debt payments when due, may cause third parties to terminate their commitments to provide funds to the sovereign debtor, which may further impair such debtor's willingness or ability to service its debts.

The Funds may invest in debt securities issued under the "Brady Plan" in connection with restructurings in emerging country debt markets or earlier loans. These securities, often referred to as "Brady Bonds," are, in some cases, denominated in U.S. dollars and collateralized as to principal by U.S. Treasury zero coupon bonds having the same maturity. At least one year's interest payments, on a rolling basis, are collateralized by cash or other investments. Brady Bonds are actively traded on an over-the-counter basis in the secondary market for emerging country debt securities. Brady Bonds are lower-rated bonds and highly volatile.

UNSEASONED ISSUERS -- The Funds may purchase securities in unseasoned issuers. Securities in such issuers may provide opportunities for long term capital growth. Greater risks are associated with investments in securities of unseasoned issuers than in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

U.S. GOVERNMENT SECURITIES -- Each Fund may, from time to time, purchase debt securities issued by the U.S. government. These securities include Treasury bills, notes, and bonds. Treasury bills have a maturity of one year or less, Treasury notes generally have a maturity of one to ten years, and Treasury bonds generally have maturities of more than ten years.

U.S. government debt securities also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some obligations of U.S. government agencies, which are established under the authority of an act of
Congress, such as Government National Mortgage Association ("GNMA") Participation Certificates, are supported by the full faith and credit of the U.S. Treasury. GNMA Certificates are mortgagebacked securities representing part ownership of a pool of mortgage loans. These loans issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government. The market value of GNMA Certificates is not guaranteed. GNMA Certificates are different from bonds because principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity, as is the case with a bond. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.

Other United States government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. The U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so. A Fund will invest in securities of such instrumentalities only when the Advisor is satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

WHEN-ISSUED/DELAYED DELIVERY -- The Funds normally buy and sell securities on an ordinary settlement basis. That means that the buy or sell order is sent, and a Fund actually takes delivery or gives up physical possession of the security on the "settlement date," which is three business days later. However, the Funds also may purchase and sell securities on a when-issued or delayed delivery basis.

When-issued or delayed delivery transactions occur when securities are purchased or sold by a Fund and payment and delivery take place at an agreed-upon time in the future. The Funds may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When a Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction. However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect a Fund.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below have been adopted by each respective Fund and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of that Fund. As provided in the 1940 Act, a "vote of a majority of the outstanding voting securities of the Fund" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of a particular Fund's assets will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by such Fund at the time it purchases any security. Each Fund may not:

     1. with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

     2. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the 1933 Act in connection with the disposition of the Fund's portfolio securities;

     3. borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

     4.   issue senior securities, except as permitted under the 1940 Act;

     5. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

     6. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments. This restriction shall not prevent Gold & Precious Metals Fund from investing in gold bullion; or

     7. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

     8. purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry; provided however, that (i) Energy Fund will invest 25% or more of its assets in one or more energy-related industries; (ii) Financial Services Fund will invest 25% or more of its assets in one or more financial services-related industries; (iii) Gold & Precious Metals Fund will invest 25% or more of its assets in one or more gold and precious metals-related industries; (iv) Health Sciences Fund will invest 25% or more of its assets in one or more health care-related industries;
          (v) Leisure Fund will invest 25% or more of its assets in one or more leisure-related industries; (vi) Technology Fund will invest 25% or more of its assets in one or more technology-related industries; (vii) Telecommunications Fund will invest 25% or more of its assets in one or more telecommunications-related industries; and (viii) Utilities Fund will invest 25% or more of its assets in one or more utilities-related industries;

     9. Each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by the Advisor or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies, and limitations as the Fund.

In addition, each Fund has the following non-fundamental policies, which may be changed without shareholder approval:

     A. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that
          (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments.

     B. The Fund may borrow money only from a bank or from an open-end management investment company managed by the Advisor or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (3)).

     C. The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     D. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

     E. The Gold & Precious Metals Fund may invest up to 10% at the time of purchase of its total assets in gold bullion.

     F. With respect to fundamental restriction (8) above, (i) energy-related industries include, but are not limited to, oil companies, oil and gas exploration companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal companies, alternative energy companies, and innovative energy technology companies; (ii) financial services-related industries include, but are not limited to, banks (regional and money-centers), insurance companies (life, property and casualty, and multiline), investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies), and suppliers to financial services companies; (iii) gold and precious metals-related industries include, but are not limited to, those involved in exploring for, mining, processing, or dealing and investing in gold, gold bullion, silver, platinum, palladium, and diamonds; (iv) health sciences-related industries include, but are not limited to, medical equipment or supplies, pharmaceuticals, biotechnology, and health care providers and services companies; (v) leisure-related industries include, but are not limited to, hotels/gaming, publishing, advertising, beverages, audio/video, broadcasting-radio/TV, cable & satellite operators, cable & satellite programmers, motion pictures & TV, recreation services/entertainment, retail, and toys; (vi) real estate-related industries include, but are not limited to, real estate brokers, home builders or real estate developers, companies with substantial real estate holdings, and companies with significant involvement in the real estate industry;
          (vii) technology-related industries include, but are not limited to, various applied technologies, hardware, software, semiconductors, telecommunications equipment and services, and service-related companies in information technology; (viii) telecommunications-related industries include, but are not limited to, companies that offer telephone services, wireless communications, satellite communications, television and movie programming, broadcasting, and Internet access; and (ix) utilities-related industries include, but are not limited to, companies that produce, generate, transmit, or distribute natural gas or electricity, as well as companies that provide telecommunications services, including local, long distance and wireless.

In addition, with respect to a Fund that may invest in municipal obligations, the following non-fundamental policy applies, which may be changed without shareholder approval:

          Each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality, and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by a Fund exceeds 10% of the Fund's total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity. With respect to a Fund that is not a money market fund, securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth in the preceding sentence.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR AND SUB-ADVISOR

As of the date of this SAI, INVESCO Funds Group, Inc. ("INVESCO"), located at 4350 South Monaco Street, Denver, Colorado, serves as investment advisor to the Funds. INVESCO was founded in 1932 and serves as an investment advisor to series of the following entities:

          AIM Bond Funds, Inc.
          AIM Combination Stock & Bond Funds, Inc.
          AIM Counselor Series Funds, Inc.
          AIM International Funds Inc., II
          AIM Manager Series Funds, Inc.
          AIM Money Market Funds, Inc.
          AIM Sector Funds, Inc.
          AIM Stock Funds, Inc.
          AIM Treasurer's Series Funds, Inc.
          INVESCO Variable Investment Funds, Inc.

As of the date of this SAI, INVESCO managed 37 mutual funds having combined assets of $18.5 billion, on behalf of 2,756,061 shareholder accounts.

Effective November 25, 2003, A I M Advisors, Inc. ("AIM") will serve as the investment advisor for each Fund, and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional"), will serve as the sub-advisor for each Fund. On November 20, 2003, the series portfolios of AIM Sector Funds, Inc., a Maryland corporation (the "Company"), were redomesticated as the Funds, which are series portfolios of AIM Sector Funds, a Delaware statutory trust. INVESCO and AIM are referred to herein, as appropriate, as the "Advisor."

AIM, located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, was organized in 1976, and along with its subsidiaries, manages or advises over 190 investment portfolios, encompassing a broad range of investment objectives. AIM is a direct wholly-owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976.

INVESCO Institutional, located at One Midtown Plaza, 1360 Peachtree Street N.E., Suite 100, Atlanta, Georgia 30309, will be responsible for the Funds' day-to-day management, including the Funds' investment decisions and the execution of securities transactions with respect to the Funds. INVESCO Institutional is an affiliate of INVESCO.

AIM, INVESCO and INVESCO Institutional are each an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world, with approximately $345.2 billion in assets under management as of September 30, 2003.


AMVESCAP PLC's North American subsidiaries include:

     AMVESCAP Retirement, Inc. ("ARI"), Atlanta, Georgia, develops and provides domestic and international defined contribution retirement plan services to plan sponsors, institutional retirement plan sponsors and institutional plan providers.

     AMVESCAP National Trust Company (formerly known as Institutional Trust Company doing business as INVESCO Trust Company) ("ANTC"), a wholly-owned subsidiary of ARI, maintains an institutional retirement trust containing 34 collective trust funds designed specifically for qualified plans. ANTC provides retirement account custodian and/or trust services for individual retirement accounts ("IRAs") and other retirement plan accounts. ANTC acts as a directed, non-discretionary trustee or custodian for such plans.

          INVESCO Institutional, Atlanta, Georgia, manages individualized investment portfolios of equity, fixed-income, and real estate securities for institutional clients, including mutual funds and collective investment entities. INVESCO Institutional includes the following Groups and Divisions:

               INVESCO Capital Management Group, Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds.

               INVESCO National Asset Management Division, Atlanta, Georgia, provides investment advisory services to employee pension and profit sharing plans, endowments and foundations, public plans, unions (Taft-Hartley), mutual funds and individuals.

               INVESCO Fixed Income/Stable Value Division, Louisville, Kentucky, provides customized low volatility fixed income solutions to 401(k), 457, and other tax qualified retirement plans.

               INVESCO Financial Institutions Group, Atlanta, Georgia, provides investment management services through separately managed account programs offered by brokerage firms.

               INVESCO Structured Products Group, New York, New York, is responsible for tactical asset allocation and managed futures products, and quantitative stock selection products. This group develops forecasting models for domestic stock and bond markets and manages money for clients in products based on these forecasting models.

               INVESCO Realty Advisors Division, Dallas, Texas, is responsible for providing advisory services to discretionary and non-discretionary accounts with respect to investments in real estate, mortgages, private real estate partnership interests, REITs, and publicly traded stocks of companies deriving substantial revenues from real estate industry activities.

               INVESCO Multiple Asset Strategies Group, Atlanta, Georgia, maintains a complex set of fundamentally based quantitative models used as a primary basis for asset allocation decisions. The group's main product is global asset allocation.

          A I M Advisors, Inc., Houston, Texas, provides investment advisory and administrative services for retail and institutional mutual funds.

          A I M Capital Management, Inc., Houston, Texas, provides investment advisory services to individuals, corporations, pension plans and other private investment advisory accounts, and also serves as a sub-advisor to certain retail and institutional mutual funds, one Canadian mutual fund, and one portfolio of an open-end registered investment company that is offered to separate accounts of insurance companies.

          A I M Distributors, Inc. and Fund Management Company, Houston, Texas, are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

The corporate headquarters of AMVESCAP PLC are located at 30 Finsbury Square, London, EC2A 1AG, England.

THE INVESTMENT ADVISORY AGREEMENT WITH INVESCO


As of the date of this SAI, INVESCO serves as investment advisor to the Funds under an Investment Advisory Agreement dated November 20, 2003 (the "Agreement") with the Trust.


The Agreement requires that INVESCO manage the investment portfolio of each Fund in a way that conforms with the Fund's investment policies. INVESCO may directly manage a Fund itself, or may hire a sub-advisor, which may be an affiliate of INVESCO, to do so. Specifically, INVESCO is responsible for:

     o managing the investment and reinvestment of all the assets of the Funds, and executing all purchases and sales of portfolio securities;

     o maintaining a continuous investment program for the Funds, consistent with (i) each Fund's investment policies as set forth in the Trust's Articles of Incorporation, Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, and in any prospectus and/or statement of additional information of the Funds, as from time to time amended and in use under the 1933 Act, and (ii) the Trust's status as a regulated investment company under the Internal Revenue Code of 1986, as amended;

     o determining what securities are to be purchased or sold for the Funds, unless otherwise directed by the trustees of the Trust, and executing transactions accordingly;

     o providing the Funds the benefit of investment analysis and research, the reviews of current economic conditions and trends, and the consideration of a long-range investment policy now or hereafter generally available to the investment advisory customers of the advisor or any sub-advisor;

     o determining what portion of each Fund's assets should be invested in the various types of securities authorized for purchase by the Fund; and

     o making recommendations as to the manner in which voting rights, rights to consent to Fund action and any other rights pertaining to a Fund's portfolio securities shall be exercised.


As of the date of this SAI, AIM performs all of the  following  services for the
Funds:


     o    administrative;

     o    internal accounting (including computation of net asset value);

     o    clerical and statistical;

     o    secretarial;

     o all other services necessary or incidental to the administration of the affairs of the Funds;

     o    supplying  the  Trust  with  officers,   clerical  staff,   and  other
          employees;

     o    furnishing  office  space,   facilities,   equipment,   and  supplies;
          providing personnel and facilities required to respond to inquiries related to shareholder accounts;

     o conducting periodic compliance reviews of the Funds' operations; preparation and review of required documents, reports and filings by AIM's in-house legal and accounting staff or in conjunction with independent attorneys and accountants (including prospectuses, statements of additional information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Funds);

     o    supplying basic telephone service and other utilities; and

     o preparing and maintaining certain of the books and records required to be prepared and maintained by the Funds under the 1940 Act.

Expenses not assumed by INVESCO are borne by the Funds. As full compensation for its advisory services to the Trust, INVESCO receives a monthly fee from each Fund. The fee is calculated at the annual rate of:

Energy, Financial Services, Gold & Precious Metals, Health Sciences, Leisure, Technology, and Utilities Funds

     o    0.75% on the first $350 million of each Fund's average net assets;

     o    0.65% on the next $350 million of each Fund's average net assets;

     o    0.55% of each Fund's average net assets from $700 million;

     o    0.45% of each Fund's average net assets from $2 billion;

     o    0.40% of each Fund's average net assets from $4 billion;

     o    0.375% of each Fund's average net assets from $6 billion; and

     o    0.35% of each Fund's average net assets from $8 billion.

 Telecommunications Fund

     o    0.65% on the first $500 million of the Fund's average net assets;

     o    0.55% on the next $500 million of the Fund's average net assets;

     o    0.45% of the Fund's average net assets from $1 billion;

     o    0.40% of the Fund's average net assets from $4 billion;

     o    0.375% of the Fund's average net assets from $6 billion; and

     o    0.35% of the Fund's average net assets from $8 billion.


During the periods outlined in the table below, the Funds paid INVESCO advisory fees in the dollar amounts shown. If applicable, the advisory fees were offset by credits in the amounts shown, so that the Funds' fees were not in excess of the expense limitations shown, which have been voluntarily agreed to by the Trust and INVESCO. The fee is allocated daily to each class based on the relative proportion of net assets represented by such class.

                                 ADVISORY     TOTAL EXPENSE     TOTAL EXPENSE
                                FEE DOLLARS   REIMBURSEMENTS     LIMITATIONS
                                -----------   --------------     -----------
INVESTOR CLASS
--------------

ENERGY FUND

Year Ended March 31, 2003       2,050,307             N/A                N/A

Year Ended March 31, 2002       2,929,700             N/A                N/A

Year Ended March 31, 2001       2,879,451             N/A                N/A


FINANCIAL SERVICES FUND

Year Ended March 31, 2003       6,122,659             N/A                N/A

Year Ended March 31, 2002       8,297,002             N/A                N/A

Year Ended March 31, 2001       8,371,286             N/A                N/A


GOLD & PRECIOUS METALS FUND

Year Ended March 31, 2003         835,712             N/A                N/A

Year Ended March 31, 2002         579,576             N/A                N/A

Year Ended March 31, 2001         540,427             N/A                N/A


HEALTH SCIENCES FUND

Year Ended March 31, 2003       7,222,357             N/A                N/A

Year Ended March 31, 2002      10,066,179             N/A                N/A

Year Ended March 31, 2001      11,327,342             N/A                N/A


LEISURE FUND

Year Ended March 31, 2003       4,325,688             N/A                N/A

Year Ended March 31, 2002       4,812,282             N/A                N/A

Year Ended March 31, 2001       4,052,866             N/A                N/A

                                 ADVISORY     TOTAL EXPENSE     TOTAL EXPENSE
                                FEE DOLLARS   REIMBURSEMENTS     LIMITATIONS
                                -----------   --------------     -----------
TECHNOLOGY FUND

Year Ended March 31, 2003       6,450,728             N/A                N/A

Year Ended March 31, 2002      11,221,569             N/A                N/A

Year Ended March 31, 2001      19,905,436             N/A                N/A


TELECOMMUNICATIONS FUND

Year Ended March 31, 2003       2,278,312       3,343,479              1.75%

Year Ended March 31, 2002       6,059,211               0              2.00%

Year Ended March 31, 2001      15,411,959               0              2.00%


UTILITIES FUND

Year Ended March 31, 2003         655,934         526,139              1.30%

Year Ended March 31, 2002       1,271,828         456,409              1.30%

Year Ended March 31, 2001       1,866,797         244,669              1.30%


INSTITUTIONAL CLASS
-------------------
TECHNOLOGY FUND

Year Ended March 31, 2003       5,032,432               0              1.15%(4)

Year Ended March 31, 2002       7,741,523               0              0.95%

Year Ended March 31, 2001      14,662,130               0              0.95%


CLASS A
-------
ENERGY FUND

Year Ended March 31, 2003          47,926               0              1.65%(5)


FINANCIAL SERVICES FUND

Year Ended March 31, 2003          20,833           3,917              1.40%(6)


GOLD & PRECIOUS METALS FUND

Year Ended March 31, 2003          11,649             431              2.10%(7)


HEALTH SCIENCES FUND

Year Ended March 31, 2003           9,687           6,829              1.40%(6)


LEISURE FUND

Year Ended March 31, 2003         119,744               0              1.50%(8)


TECHNOLOGY FUND

Year Ended March 31, 2003          12,982             818              1.50%(8)

                                 ADVISORY     TOTAL EXPENSE     TOTAL EXPENSE
                                FEE DOLLARS   REIMBURSEMENTS     LIMITATIONS
                                -----------   --------------     -----------

TELECOMMUNICATIONS FUND

Year Ended March 31, 2003           5,271               0              1.85%(9)


UTILITIES FUND

Year Ended March 31, 2003           2,533           1,095              1.40%(10)


CLASS B
-------
ENERGY FUND

Year Ended March 31, 2003           5,555             582              2.30%(11)


FINANCIAL SERVICES FUND

Year Ended March 31, 2003           4,450           2,056              2.05%(12)


GOLD & PRECIOUS METALS FUND

Year Ended March 31, 2003           6,563               0              2.75%(13)


HEALTH SCIENCES FUND

Year Ended March 31, 2003           2,401           1,648              2.05%(14)


LEISURE FUND

Year Ended March 31, 2003          36,036           4,408              2.15%(15)




TECHNOLOGY FUND

Year Ended March 31, 2003           1,084           1,027              2.15%(16)


TELECOMMUNICATIONS FUND

Year Ended March 31, 2003              73           1,069              2.50%(17)


UTILITIES FUND

Year Ended March 31, 2003           1,296             943              2.05%(14)


CLASS C
-------
ENERGY FUND

Year Ended March 31, 2003          75,869          20,103              2.30%(18)

Year Ended March 31, 2002          71,360             N/A                N/A

Year Ended March 31, 2001          28,834             N/A                N/A


FINANCIAL SERVICES FUND

Year Ended March 31, 2003          85,164               0              2.75%(18)

Year Ended March 31, 2002          89,895             N/A                N/A

Year Ended March 31, 2001          40,178             N/A                N/A

                                 ADVISORY     TOTAL EXPENSE     TOTAL EXPENSE
                                FEE DOLLARS   REIMBURSEMENTS     LIMITATIONS
                                -----------   --------------     -----------

GOLD & PRECIOUS METALS FUND

Year Ended March 31, 2003          18,502               0              2.75%(18)

Year Ended March 31, 2002           1,690             N/A                N/A

Year Ended March 31, 2001              56             N/A                N/A


HEALTH SCIENCES FUND

Year Ended March 31, 2003          53,017          37,750              2.75%(18)

Year Ended March 31, 2002          92,387             N/A                N/A

Year Ended March 31, 2001          30,819             N/A                N/A


LEISURE FUND

Year Ended March 31, 2003         123,328               0              2.75%(18)

Year Ended March 31, 2002          66,957             N/A                N/A

Year Ended March 31, 2001          13,858             N/A                N/A




TECHNOLOGY FUND

Year Ended March 31, 2003          47,458         100,306              2.15%(18)

Year Ended March 31, 2002          82,082             N/A                N/A

Year Ended March 31, 2001          58,968             N/A                N/A


TELECOMMUNICATIONS FUND

Year Ended March 31, 2003          21,116         100,846              2.50%(17)

Year Ended March 31, 2002          67,072               0              2.75%

Year Ended March 31, 2001          52,776               0              2.75%


UTILITIES FUND

Year Ended March 31, 2003           7,076          15,628              2.05%

Year Ended March 31, 2002          16,021           8,769              2.05%

Year Ended March 31, 2001           8,377             446              2.05%(19)

CLASS K
-------
ENERGY FUND

Year Ended March 31, 2003           1,034           4,502              1.75%(18)

Year Ended March 31, 2002              40             N/A                N/A

Period Ended March 31, 2001(23)         3             N/A                N/A

                                 ADVISORY     TOTAL EXPENSE     TOTAL EXPENSE
                                FEE DOLLARS   REIMBURSEMENTS     LIMITATIONS
                                -----------   --------------     -----------

FINANCIAL SERVICES FUND

Year Ended March 31, 2003           7,688           3,997              1.50%(18)

Year Ended March 31, 2002           2,642             N/A                N/A

Period Ended March 31, 2001(23)         2             N/A                N/A


HEALTH SCIENCES FUND

Year Ended March 31, 2003          13,857               0              2.20%(18)

Year Ended March 31, 2002           7,002             N/A                N/A

Period Ended March 31, 2001(23)         2             N/A                N/A


LEISURE FUND

Year Ended March 31, 2003         428,717         209,552              2.20%(18)

Period Ended March 31, 2002(24)   101,257             N/A                N/A


TECHNOLOGY FUND

Year Ended March 31, 2003         128,789         130,850              2.20%(18)

Year Ended March 31, 2002          57,321             N/A                N/A

Period Ended March 31, 2001(23)         1             N/A                N/A


TELECOMMUNICATIONS FUND

Year Ended March 31, 2003           4,377           8,365              1.95%(22)

Year Ended March 31, 2002           2,436             857              2.20%

Period Ended March 31, 2001(23)           2               3              2.20%


1  1.60% as of June 1, 2000. 1.30% prior to June 1, 2000.
2  1.75% as of May 13, 2002. 2.00% prior to May 13, 2002.
3  1.30% as of June 1, 2000. 1.25% prior to June 1, 2000.
4  1.15% as of August 1, 2002. 0.95% prior to August 1, 2002.
5  1.65% as of August 1, 2002. 2.00% prior to August 1, 2002.
6  1.40% as of August 1, 2002. 2.00% prior to August 1, 2002.
7  2.10% as of August 1, 2002. 2.65% prior to August 1, 2002.
8  1.50% as of August 1, 2002. 2.25% prior to August 1, 2002.

9  1.85% as of August 1, 2002. 2.25% prior to August 1, 2002.
10 1.40% as of August 1, 2002. 1.70% prior to August 1, 2002.
11 2.30% as of August 1, 2002. 2.60% prior to August 1, 2002.
12 2.05% as of August 1, 2002. 2.40% prior to August 1, 2002.
13 2.75% as of August 1, 2002. 3.00% prior to August 1, 2002.
14 2.05% as of August 1, 2002. 2.50% prior to August 1, 2002.
15 2.15% as of August 1, 2002. 3.00% prior to August 1, 2002.
16 2.15% as of August 1, 2002. 2.70% prior to August 1, 2002.
17 2.50% as of August 1, 2002. 2.75% prior to August 1, 2002.
18 Effective August 1, 2002.

19 2.05% as of June 1, 2000. 2.00% prior to June 1, 2000.
20 For the period December 1, 2000,  commencement  of operations,  through March
   31, 2001.
21 For the period December 17, 2001,  commencement of operations,  through March
   31, 2002.
22 1.95% as of August 1, 2002. 2.20% prior to August 1, 2002.


BOARD APPROVAL OF ADVISORY AGREEMENT WITH INVESCO

In approving the Advisory Agreement with INVESCO, the Board primarily considered, with respect to each Fund, the nature, quality, and extent of the services provided under the Agreement and the overall fairness of the Agreement. The Board requested and evaluated information from INVESCO that addressed specific factors designed to assist in the Board's consideration of these issues.

With respect to the nature and quality of the services provided, the Board reviewed, among other things (1) the overall performance results of the Funds in comparison to relevant indices, (2) a summary for each Fund of the performance of a peer group of investment companies pursuing broadly similar strategies prepared by an independent data service, and (3) the degree of risk undertaken by INVESCO as reflected by a risk/return summary, also prepared by the independent data service. The Board considered INVESCO's resources and responsiveness with respect to Funds that have experienced performance difficulties and discussed the efforts being made to improve the performance records of such Funds. The Board also considered the advantages to each Fund of having an advisor that is associated with a global investment management organization. In connection with its review of the quality of the execution of the Funds' trades, the Board considered INVESCO's use in fund transactions of brokers or dealers that provided research and other services to INVESCO or its affiliates, and the benefits derived from such services to the Funds and to INVESCO. The Board also considered the quality of the shareholder and administrative services provided by INVESCO, as well as the firm's positive compliance history.

With respect to the overall fairness of the Agreement, the Board primarily considered the fairness of fee arrangements and the profitability and any fall-out benefits to INVESCO and its affiliates from their association with the Funds. The Board reviewed information from an independent data service about the rates of compensation paid to investment advisors and overall expense ratios, for funds comparable in size, character, and investment strategy to the Funds. In concluding that the benefits accruing to INVESCO and its affiliates by virtue of their relationships with the Funds were reasonable in comparison with the costs of providing investment advisory services and the benefits accruing to each Fund, the Board reviewed specific data as to INVESCO's profit or loss on each Fund, and carefully examined INVESCO's cost allocation methodology. In this connection, the Board requested that the Funds' independent auditors review INVESCO's methodology for appropriateness. The Board concluded that renewal of the Agreement was in the best interest of the Funds' shareholders. These matters were considered by the trustees who are not affiliated with INVESCO (the "Independent Trustees") working with experienced 1940 Act counsel that is independent of INVESCO.

NEW INVESTMENT ADVISORY AGREEMENT WITH AIM

Under the new advisory agreement, effective November 25, 2003, AIM will be responsible for supervising all aspects of the Funds' operations and providing investment advisory services to the Funds. AIM will obtain and evaluate economic, statistical and financial information to formulate and implement investment programs for the Funds. The new advisory agreement provides that, in fulfilling its responsibilities, AIM may engage the services of other investment managers with respect to one or more of the Funds. The investment advisory services of AIM and the investment sub-advisory services of the sub-advisor to the Funds are not exclusive and AIM and the sub-advisor are free to render investment advisory services to others, including other investment companies.

Under the new advisory agreement, AIM is also responsible for furnishing to the Funds, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Funds, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

The new advisory agreement provides that each Fund will pay or cause to be paid all ordinary business expenses of such Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, accounting, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.

AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

AIM will receive a monthly fee from each Fund calculated at the same annual rates, based on the average daily net assets of each Fund during the year which are set forth above, under the section entitled "The Investment Advisory Agreement with INVESCO."

AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund. AIM has agreed to assume all voluntary and contractual fee waiver and reimbursement arrangements discussed above in the section entitled "The Investment Advisory Agreement with INVESCO" and in the Funds' Prospectus.

AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a Fund participating in a securities lending program will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

BOARD APPROVAL OF NEW ADVISORY AGREEMENT WITH AIM


At the request of AIM, the Board discussed the approval of the new advisory agreement at an in-person meeting held on August 12-13, 2003. The trustees who are not affiliated with the Advisor (the "Independent Trustees") also discussed the approval of the advisory agreement with independent counsel prior to that meeting. In evaluating the advisory agreement, the Board requested and received information from AIM to assist in its deliberations.


The Board considered the following factors in determining reasonableness and fairness of the proposed changes between the current advisory agreement with INVESCO and the advisory agreement with AIM:

     o THE QUALIFICATIONS OF AIM TO PROVIDE INVESTMENT ADVISORY SERVICES. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to each Fund, and noted that the persons providing portfolio management services to each Fund would not change.

     o THE RANGE OF ADVISORY SERVICES PROVIDED BY AIM. The Board reviewed the services to be provided by AIM under the new advisory agreement, and noted that no material changes in the level or type of services provided under the then-current advisory agreement with INVESCO would occur other than the provision by AIM of certain administrative services if a Fund engages in securities lending.


     o QUALIFICATIONS OF AIM TO PROVIDE A RANGE OF MANAGEMENT AND ADMINISTRATIVE SERVICES. The Board reviewed the general nature of the non-investment advisory services performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the Board also considered the organizational structure employed by AIM and its affiliates to provide those services. The Board reviewed the proposed elimination from the new advisory agreement of the provision of administrative services to each Fund. The Board also reviewed the new form of Master Administrative Services Agreement, and noted that the overall services to be provided under the then-existing arrangements and under the new Master Administrative Services Agreements are the same, and concluded that the overall accounting and administrative services to be provided by AIM would not change under the combination of the new advisory agreement and the Master Administrative Services Agreement.


     o THE PERFORMANCE RECORD OF EACH FUND. The Board reviewed each Fund's performance record and determined that AIM has developed the expertise and resources for managing funds with an investment objective and strategies similar to those of each Fund and is able, therefore, to provide advisory and administrative services to each Fund.


     o ADVISORY FEES AND EXPENSES. The Board examined the expense ratio and the level of advisory fees for each Fund under the then-current advisory agreement and compared them with the advisory fees expected to be incurred under the new advisory agreement. The Board concluded that each Fund's projected expense ratio and advisory fees under the new advisory agreement were fair and reasonable in comparison with those of other similar funds (including similar funds advised by AIM) and in light of the investment management services to be provided by AIM under the new advisory agreement. The advisory fees that are being proposed under the new advisory agreement are the same as the advisory fees paid to INVESCO under the then-current advisory agreement, other than the removal of the reimbursement obligation related to services provided to both the Funds and AIM by officers and trustees which is not currently applicable, and the provisions that permit AIM's receipt of fees for providing administrative services in connection with securities lending activities. Such fees would be paid only to the extent that a Fund engages in securities lending. The Board noted that AIM intends to waive its right to receive any fees under the new advisory agreement for the administrative services it provides in connection with securities lending activities. The Board also noted that AIM has agreed to seek the Board's approval prior to its receipt of all or a portion of such fees.

     o THE PROFITABILITY OF AIM. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board noted that, except as described above, no changes to the advisory fees were being proposed, other than to permit AIM's receipt of fees for providing services in connection with securities lending, and further noted that AIM intends to waive its right to receive any such fees and has agreed to seek the Board's approval prior to its receipt of all or a portion of such fees. The Board also noted that, in accordance with an exemptive order issued by the SEC, before a Fund may participate in a securities lending program, the Board must approve such participation. In addition, the Board must evaluate the securities lending arrangements annually and determine that it is in the best interests of the shareholders of a Fund to invest in AIM-advised money market funds any cash collateral a Fund receives as security for the borrower's obligation to return the loaned securities. If a Fund invests the cash collateral in AIM-advised money market funds, AIM will receive additional advisory fees from these money market funds, because the invested cash collateral will increase the assets of these funds and AIM receives advisory fees based upon the assets of these funds. The Board noted that the cash collateral relates to assets of a Fund that have already been invested, and the investment of the cash collateral is intended to benefit a Fund by providing it with additional income. The Board also noted that an investment of the cash collateral in an AIM-advised money market fund would have a positive effect on the profitability of AIM.


     o THE TERMS OF THE NEW ADVISORY AGREEMENT. The Board reviewed the terms of the advisory agreement, including changes being made to clarify or expand non-exclusivity, delegation and liability provisions, to separate administrative services from advisory services and to have AIM assist a Fund if it engages in securities lending. The Board determined that these changes reflect the current environment in which each Fund operates, and that AIM should have the flexibility to operate in that environment.

After considering the above factors, the Board concluded that it is in the best interests of each Fund and its shareholders to approve the new advisory agreement between the Trust and AIM for the Funds. In so doing, they were advised by independent counsel, retained by the Independent Trustees and paid for by Trust, as to the nature of the matters to be considered and the standards to be used in reaching their decision.

The new advisory agreement will become effective November 25, 2003, and will expire, unless renewed, on or before June 30, 2005.


NEW INVESTMENT SUB-ADVISORY AGREEMENT

Effective November 25, 2003, INVESCO Institutional will provide investment sub-advisory services to the Funds under a Master Sub-Advisory Contract with AIM.

INVESCO Institutional is registered as an investment advisor under the Advisers Act. INVESCO believes it has one of the nation's largest discretionary portfolios of tax-exempt accounts (such as pension and profit sharing funds for corporations and state and local governments). Under the Master Sub-Advisory Contract, Funds will be supervised by investment managers who utilize INVESCO Institutional's facilities for investment research and analysis, review of current economic conditions and trends, and consideration of long-range investment policy matters.


For the services to be rendered by INVESCO Institutional under the Master Sub-Advisory Contract, AIM will pay INVESCO Institutional a fee which will be computed daily and paid as of the last day of each month on the basis of a Fund's daily net asset value, using for each daily calculation the most recently determined net asset value of the Fund. (See "Computation of Net Asset Value.") On an annual basis, the sub-advisory fee will be equal to 0.40% of AIM's compensation of the sub-advised assets per year, for the Funds.


BOARD APPROVAL OF NEW SUB-ADVISORY AGREEMENT WITH AIM AND INVESCO INSTITUTIONAL


At the request of AIM and INVESCO Institutional, the Board discussed the approval of the new sub-advisory agreement at an in-person meeting held on August 12-13, 2003. The Independent Trustees also discussed the approval of the new sub-advisory agreement with independent counsel prior to that meeting. In evaluating the new sub-advisory agreement, the Board requested and received information from AIM and INVESCO Institutional to assist in its deliberations.


The Board considered the following factors in determining the reasonableness and fairness of the new sub-advisory agreement between AIM and INVESCO Institutional for each Fund:

     o THE RANGE OF SUB-ADVISORY SERVICES PROVIDED BY INVESCO INSTITUTIONAL. The Board reviewed the services to be provided by INVESCO Institutional under the new sub-advisory agreement, and noted that the level and type of investment advisory services under the new sub-advisory agreement will be comparable to those currently provided by INVESCO under Trust's current advisory agreement with INVESCO.

     o THE FEES PAYABLE TO INVESCO INSTITUTIONAL FOR ITS SERVICES. The Board noted INVESCO Institutional will receive compensation based on that portion of the assets of the Fund that it manages (the sub-advised assets). In addition, the fees paid would be a percentage of the advisory fees that AIM receives on the sub-advised assets. The Board noted that these fees had been agreed to by AIM and INVESCO Institutional, as well as by AMVESCAP, the indirect parent of AIM and INVESCO Institutional. The Board also noted that the proposed changes to the compensation to INVESCO Institutional would have no effect on each Funds, since the fees are payable by AIM.

     o THE PERFORMANCE RECORD OF EACH FUND. The Board reviewed the performance record of each Fund and noted that the same portfolio management team will be providing investment advisory services to each Fund under the new sub-advisory agreement. The Board determined that such portfolio management team had provided satisfactory services with respect to each Fund, after considering performance information that it received during the past year from INVESCO.

     o THE PROFITABILITY OF INVESCO INSTITUTIONAL. The Board considered information concerning the profitability of INVESCO Institutional's (and its affiliates') investment advisory and other activities and its financial condition. The Board noted that INVESCO Institutional would receive an annual fee equal to a percentage of AIM's compensation on the sub-advised assets. The Board noted that the new sub-advisory fees are less than the advisory fees currently received by INVESCO under the current advisory agreement, but that INVESCO Institutional assured the Board that such reduction would not affect the nature or quality of the services provided by it to a Fund.

     o THE TERMS OF THE NEW SUB-ADVISORY AGREEMENT. The Board reviewed the terms of the new sub-advisory agreement, including the changes discussed above. The Board determined that these changes reflect the current environment in which a Fund operates, and that INVESCO Institutional should have the flexibility to operate in that environment.


After considering the above factors, the Board concluded that it is in the best interests of each Fund and its shareholders to approve the new sub-advisory agreement between AIM and INVESCO Institutional for each Fund. In so doing, they were advised by independent counsel, retained by the Independent Trustees and paid for by Trust, as to the nature of the matters to be considered and the standards to be used in reaching their decision.

The new sub-advisory agreement will become effective on November 25, and will expire, unless renewed, on or before June 30, 2005.


ADMINISTRATIVE SERVICES AGREEMENT


As of the date of this SAI, AIM, either directly or through affiliated companies, provides certain administrative, sub-accounting, and recordkeeping services to the Funds pursuant to an Administrative Services Agreement with the Trust.


The Administrative Service Agreement requires AIM to provide the following services to the Funds:

     o such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Funds; and

     o such sub-accounting, recordkeeping, and administrative services and functions, which may be provided by affiliates of AIM, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.


As full compensation for services provided under the Administrative Services Agreement, each Fund pays a monthly fee to AIM consisting of a base fee of $10,000 per year, plus an additional incremental fee computed daily and paid monthly at an annual rate of 0.045% of the average net assets of each Fund. Effective November 25, 2003, under an Administrative Services Agreement dated as of that date, AIM may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the new advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the Independent Trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.


TRANSFER AGENCY AGREEMENT


AIM Investment Services, Inc. 11 Greenway Plaza, Suite 100, Houston TX 77046, is the Trusts' transfer agent, dividend disbursing agent, and registrar services for the Funds pursuant to a Transfer Agency Agreement dated November 20, 2003 with the Trust.


The Transfer Agency Agreement provides that each Fund pays AIM an annual fee of $22.50 per shareholder account, or, where applicable, per participant in an omnibus account. This fee is paid monthly at the rate of 1/12 of the annual fee and is based upon the actual number of shareholder accounts and omnibus account participants in each Fund at any time during each month.


ADMINISTRATIVE SERVICES AND TRANSFER AGENCY FEES PAID TO INVESCO

Prior to ____________, 2003 and October 1, 2003, respectively, INVESCO served as administrator and transfer agent to the Funds.

During the periods outlined in the table below, the Funds paid the following fees to INVESCO (if applicable, prior to the voluntary absorption of certain Fund expenses by INVESCO). The fees are allocated daily to each class based on the relative proportion of net assets represented by such class. To limit expenses, INVESCO has contractually obligated itself to waive fees and bear expenses through March 31, 2004 that would cause the ratio of expenses to average net assets to exceed 2.10% for Class A shares, 2.75% for each of Class B and Class C shares, and 2.20% for Class K shares. The Advisor is entitled to reimbursement by a class of any fees waived pursuant to this arrangement if such reimbursement does not cause the class to exceed the current expense limitations and the reimbursement is made within three years after INVESCO incurred the expense.

                                                ADMINISTRATIVE     TRANSFER
INVESTOR CLASS                     ADVISORY        SERVICES         AGENCY
--------------                     --------     --------------     --------
ENERGY FUND
Year Ended March 31, 2003       $  2,050,307    $  132,659     $  1,351,371
Year Ended March 31, 2002          2,929,700       189,667        1,545,053
Year Ended March 31, 2001          2,879,451       186,653        1,075,177

FINANCIAL SERVICES FUND
Year Ended March 31, 2003       $  6,122,659    $  426,493       $3,201,855
Year Ended March 31, 2002          8,297,002       603,780        3,653,571
Year Ended March 31, 2001          8,371,286       609,355        3,592,106

GOLD & PRECIOUS METALS FUND
Year Ended March 31, 2003       $    835,712    $   59,722     $    640,022
Year Ended March 31, 2002            579,576        44,747          591,845
Year Ended March 31, 2001            540,427        42,425          675,307

HEALTH SCIENCES FUND
Year Ended March 31, 2003       $  7,222,357    $  515,834     $  4,374,452
Year Ended March 31, 2002         10,066,179       748,431        4,995,833
Year Ended March 31, 2001         11,327,342       854,080        4,932,280

LEISURE FUND
Year Ended March 31, 2003       $  4,325,688    $  289,940     $  2,455,246
Year Ended March 31, 2002          4,812,282       322,191        2,223,893
Year Ended March 31, 2001          4,052,866       266,399        1,546,588



TECHNOLOGY FUND
Year Ended March 31, 2003       $  6,450,728    $  493,538     $  7,981,678
Year Ended March 31, 2002         11,221,569       952,220        9,473,575
Year Ended March 31, 2001         19,905,436     1,951,880        7,774,361

TELECOMMUNICATIONS FUND
Year Ended March 31, 2003       $  2,278,312    $  167,771       $5,273,178
Year Ended March 31, 2002          6,059,211       479,920        7,169,676
Year Ended March 31, 2001         15,411,959     1,401,796        6,982,923

UTILITIES FUND
Year Ended March 31, 2003       $    655,934    $   49,190     $    547,156
Year Ended March 31, 2002          1,271,828        86,184          663,815
Year Ended March 31, 2001          1,866,797       121,963          643,717

INSTITUTIONAL CLASS
-------------------
TECHNOLOGY FUND
Year Ended March 31, 2003       $  5,032,432    $  384,676     $  1,921,921
Year Ended March 31, 2002          7,741,523       656,870        1,866,951
Year Ended March 31, 2001         14,662,130     1,439,144        1,436,449

CLASS A
-------
ENERGY FUND
Year Ended March 31, 2003       $     47,926    $    3,111     $     13,598

FINANCIAL SERVICES FUND
Year Ended March 31, 2003       $     20,833    $    1,436     $     10,460

GOLD & PRECIOUS METALS FUND
Year Ended March 31, 2003       $     11,649    $      832     $     10,637

HEALTH SCIENCES FUND
Year Ended March 31, 2003       $      9,687    $      688     $      9,750

LEISURE FUND
Year Ended March 31, 2003       $    119,744    $    7,971     $     39,891



TECHNOLOGY FUND
Year Ended March 31, 2003       $     12,982    $      976     $      7,798

TELECOMMUNICATIONS FUND
Year Ended March 31, 2003       $      5,271    $      390     $      3,544

UTILITIES FUND
Year Ended March 31, 2003       $      2,533    $      192     $      1,045

CLASS B
-------
ENERGY FUND
Year Ended March 31, 2003       $      5,555    $      361     $      2,355

FINANCIAL SERVICES FUND
Year Ended March 31, 2003       $      4,450    $      307     $      2,419

GOLD & PRECIOUS METALS FUND
Year Ended March 31, 2003       $      6,563    $      471     $        898

HEALTH SCIENCES FUND
Year Ended March 31, 2003       $      2,401    $      170     $      1,618

LEISURE FUND
Year Ended March 31, 2003       $     36,036    $    2,397     $     15,848

TECHNOLOGY FUND
Year Ended March 31, 2003       $      1,084    $       81     $        857

TELECOMMUNICATIONS FUND
Year Ended March 31, 2003       $         73    $        5     $        131

UTILITIES FUND
Year Ended March 31, 2003       $      1,296    $       98     $        294

CLASS C
-------
ENERGY FUND
Year Ended March 31, 2003       $     75,869    $    4,911     $     51,772
Year Ended March 31, 2002             71,360         4,614           36,128
Year Ended March 31, 2001             28,834         1,873            7,544

FINANCIAL SERVICES FUND
Year Ended March 31, 2003       $     85,164    $    5,932     $     66,317
Year Ended March 31, 2002             89,895         6,538           43,206
Year Ended March 31, 2001             40,178         2,948            8,719

GOLD & PRECIOUS METALS FUND
Year Ended March 31, 2003       $     18,502    $    1,321     $     12,141
Year Ended March 31, 2002              1,690           129            2,548
Year Ended March 31, 2001                 56             4               65

HEALTH SCIENCES FUND
Year Ended March 31, 2003       $     53,017    $    3,791     $     98,464
Year Ended March 31, 2002             92,387         6,869           68,972
Year Ended March 31, 2001             30,819         2,330           14,710

LEISURE FUND
Year Ended March 31, 2003       $    123,328    $    8,252     $     85,622
Year Ended March 31, 2002             66,957         4,491           37,966
Year Ended March 31, 2001             13,858           913            4,604



TECHNOLOGY FUND
Year Ended March 31, 2003       $     47,458    $    3,639     $    136,791
Year Ended March 31, 2002             82,082         6,955          121,293
Year Ended March 31, 2001             58,968         5,691           34,315

TELECOMMUNICATIONS FUND
Year Ended March 31, 2003       $     21,116    $    1,555     $     99,233
Year Ended March 31, 2002             67,072         5,268           88,258
Year Ended March 31, 2001             52,776         4,761           30,893

UTILITIES FUND
Year Ended March 31, 2003       $      7,076    $      530     $     12,459
Year Ended March 31, 2002             16,021         1,087           10,315
Year Ended March 31, 2001              8,377           547            2,420

CLASS K
-------
ENERGY FUND
Year Ended March 31, 2003       $      1,034    $       67     $      2,083
Year Ended March 31, 2002                 40             2              274
Period Ended March 31, 2001(1)             3             0                8

FINANCIAL SERVICES FUND
Year Ended March 31, 2003       $      7,688    $      533     $      5,226
Year Ended March 31, 2002              2,642           191            1,181
Period Ended March 31, 2001(1)             2             0                8

HEALTH SCIENCES FUND
Year Ended March 31, 2003       $     13,857    $      988     $     15,184
Year Ended March 31, 2002              7,002           519            4,885
Period Ended March 31, 2001(1)             2             0                7

LEISURE FUND
Year Ended March 31, 2003       $    428,717    $   28,689         $599,451
Period Ended March 31, 2002(2)       101,257         6,857               13

TECHNOLOGY FUND
Year Ended March 31, 2003       $    128,789    $    9,805     $    289,239
Year Ended March 31, 2002             57,321         4,797           20,793
Period Ended March 31, 2001(1)             1             0               13

TELECOMMUNICATIONS FUND
Year Ended March 31, 2003       $      4,377    $      323     $     10,612
Year Ended March 31, 2002              2,436           183            2,901
Period Ended March 31, 2001(1)             2             0                7

(1) For the period December 1, 2000, commencement of operations, through March 31, 2001.

(2) For the period December 17, 2001, commencement of operations, through March 31, 2002.


TRUSTEES AND OFFICERS OF THE TRUST

The overall direction and supervision of the Trust comes from the Board. The Board is responsible for making sure that the Funds' general investment policies and programs are carried out and that the Funds are properly administered.


The officers of the Trust, all of whom are officers and employees of AIM or INVESCO, are responsible for the day-to-day administration of the Trust and the Funds. The officers of the Trust receive no direct compensation from the Trust or the Funds for their services as officers. The Advisor has the primary responsibility for making investment decisions on behalf of the Funds. These investment decisions are reviewed by the investment committee of the Advisor.


The tables below provide information about each of the Trust's trustees and officers. The first table provides information for the Independent Trustees, and the second table provides information for the trustees who are "interested persons" of the Trust as defined in Section 2(a)(19) of the 1940 Act (the "Interested Trustees"). For the Interested Trustees, information about their principal occupations and other directorships reflects their affiliation with the Advisor and its affiliated companies.

Independent Trustees


Name, Address, and Year          Position(s) Held       Principal Occupation(s)     Number of Funds in  Other Directorships Held
of Birth                         With Trust, Term of    During Past Five Years(2)   Fund Complex        by Trustee
                                 Office(1) and Length                               Overseen by
                                 of Time Served(2)                                  Trustee

Bob R. Baker - 1936              Trustee                Consultant (2000-present).      95              Director/Trustee of 15
37 Castle Pines Dr. N.                                  Formerly, President and                         of the 17 AIM Funds and
Castle Rock, Colorado  80104                            Chief Executive Officer                         the 10 INVESCO Funds
                                                        (1988-2000) of AMC Cancer
                                                        Research Center, Denver,
                                                        Colorado; formerly,
                                                        Chairman of the Board and
                                                        Chief Executive Officer of
                                                        First Columbia Financial
                                                        Corporation

James T. Bunch - 1942            Trustee                Co-President and Founder of     95              Director/Trustee of 15
3600 Republic Plaza              (2000-present)         Green, Manning & Bunch                          of the 17 AIM Funds and
370 Seventeenth Street                                  Ltd., Denver, Colorado                          the 10 INVESCO Funds
Denver, Colorado  80202                                 (1988-present) (investment
                                                        banking firm); Director,
                                                        Policy Studies, Inc. and
                                                        Van Guilder Insurance
                                                        Corporation; formerly,
                                                        General Counsel and
                                                        Director of Boettcher &
                                                        Co., Denver, Colorado; and
                                                        formerly, Chairman and
                                                        Managing Partner, law firm
                                                        of Davis, Graham & Stubbs,
                                                        Denver, Colorado



Name, Address, and Year          Position(s) Held       Principal Occupation(s)     Number of Funds in  Other Directorships Held
of Birth                         With Trust, Term of    During Past Five Years(2)   Fund Complex        by Trustee
                                 Office(1) and Length                               Overseen by
                                 of Time Served(2)                                  Trustee

Gerald J. Lewis - 1933           Trustee                Chairman of Lawsuit             95              General Chemical Group,
701 "B" Street                   (2000-present)         Resolution Services, San                        Inc., Hampdon, New
Suite 2100                                              Diego, California                               Hampshire (1996-present).
San Diego, California  92101                            (1987-present). Formerly,                       Wheelabrator Technologies,
                                                        Associate Justice of the                        Inc. (waste management
                                                        California Court of Appeals                     company), Fisher
                                                                                                        Scientific, Inc., Henley
                                                                                                        Manufacturing, Inc.
                                                                                                        (laboratory supplies), and
                                                                                                        California Coastal
                                                                                                        Properties, Inc.;
                                                                                                        Director/Trustee of 15 of
                                                                                                        the 17 AIM Funds and the
                                                                                                        10 INVESCO Funds

Larry Soll, Ph.D. - 1942         Trustee                Retired.                        95              Director of Synergen
2358 Sunshine Canyon Drive                                                                              since incorporation in
Boulder, Colorado  80302                                                                                1982; Director of Isis
                                                                                                        Pharmaceuticals, Inc.;
                                                                                                        Director/Trustee of 15
                                                                                                        of the 17 AIM Funds and
                                                                                                        the 10 INVESCO Funds

Frank S. Bayley - 1939           Trustee(3)             Of Counsel, law firm of         103             Badgley Fund, Inc.
11 Greenway Plaza                                       Baker & McKenzie                                (registered investment
Suite 100                                                                                               company); Director/
Houston, Texas  77046                                                                                   Trustee of the 17 AIM
                                                                                                        Funds and the 10 INVESCO
                                                                                                        Funds


                                                                51



Name, Address, and Year          Position(s) Held       Principal Occupation(s)     Number of Funds in  Other Directorships Held
of Birth                         With Trust, Term of    During Past Five Years(2)   Fund Complex        by Trustee
                                 Office(1) and Length                               Overseen by
                                 of Time Served(2)                                  Trustee

Bruce L. Crockett - 1944         Trustee(3)             Chairman, Crockett              103             ACE Limited (insurance
11 Greenway Plaza                                       Technology Associates                           company); and Captaris,
Suite 100                                               (technology consulting                          Inc. (unified messaging
Houston, Texas  77046                                   company)                                        provider); Director/
                                                                                                        Trustee of the 17 AIM
                                                                                                        Funds and the 10 INVESCO
                                                                                                        Funds

Albert R. Dowden - 1941          Trustee(3)             Director of a number of         103             Cortland Trust, Inc.
11 Greenway Plaza                                       public and private business                     (Chairman) (registered
Suite 100                                               corporations, including the                     investment company);
Houston, Texas  77046                                   Boss Group, Ltd. (private                       Annuity and Life Re
                                                        investment and management)                      (Holdings) Ltd.
                                                        and Magellan Insurance                          (insurance company);
                                                        Company; formerly,                              Director/Trustee of the
                                                        President Chief Executive                       17 AIM Funds and the 10
                                                        Officer and Director, Volvo                     INVESCO Funds
                                                        Group North America, Inc.;
                                                        Senior Vice President, AB
                                                        Volvo; and director of
                                                        various affiliated Volvo
                                                        companies

Edward K. Dunn, Jr. - 1935       Trustee(3)             Formerly, Chairman,             103             Director/Trustee of the
11 Greenway Plaza                                       Mercantile Mortgage Corp.;                      17 AIM Funds and the 10
Suite 100                                               President and Chief                             INVESCO Funds
Houston, Texas  77046                                   Operating Officer,
                                                        Mercantile-Safe Deposit &
                                                        Trust Co.; and President,
                                                        Mercantile Bankshares Corp.

                                                                52



Name, Address, and Year          Position(s) Held       Principal Occupation(s)     Number of Funds in  Other Directorships Held
of Birth                         With Trust, Term of    During Past Five Years(2)   Fund Complex        by Trustee
                                 Office(1) and Length                               Overseen by
                                 of Time Served(2)                                  Trustee

Jack M. Fields - 1952            Trustee(3)             Chief Executive Officer,        103             Administaff;
11 Greenway Plaza                                       Twenty First Century Group,                     Director/Trustee of the
Suite 100                                               Inc. (government affairs                        17 AIM Funds and the 10
Houston, Texas  77046                                   company) and Texana Timber                      INVESCO Funds
                                                        LP

Carl Frischling - 1937           Trustee(3)             Partner, law firm of Kramer     103             Cortland Trust, Inc.
11 Greenway Plaza                                       Levin Nftalis and Frankel                       (registered investment
Suite 100                                               LLP                                             company); Director/
Houston, Texas  77046                                                                                   Trustee of the 17 AIM
                                                                                                        Funds and the 10 INVESCO
                                                                                                        Funds

Prema Mathai-Davis - 1950        Trustee(3)             Formerly, Chief Executive       103             Director/Trustee of the
11 Greenway Plaza                                       Officer, YWCA of the USA                        17 AIM Funds and the 10
Suite 100                                                                                               INVESCO Funds
Houston, Texas  77046


Lewis F. Pennock - 1942          Trustee(3)             Partner, law firm of            103             Director/Trustee of the
11 Greenway Plaza                                       Pennock & Cooper                                17 AIM Funds and the 10
Suite 100                                                                                               INVESCO Funds
Houston, Texas  77046


Ruth H. Quigley - 1935           Trustee(3)             Retired                         103             Director/Trustee of the
11 Greenway Plaza                                                                                       17 AIM Funds and the 10
Suite 100                                                                                               INVESCO Funds
Houston, Texas  77046


Louis S. Sklar - 1939            Trustee(3)             Executive Vice President,       103             Director/Trustee of the
11 Greenway Plaza                                       Hines (real estate                              17 AIM Funds and the 10
Suite 100                                               development company)                            INVESCO Funds
Houston, Texas  77046


                                                                53


Interested Trustees and Officers


Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.



Name, Address, and Year          Position(s) Held       Principal Occupation(s)     Number of Funds in  Other Directorships Held
of Birth                         With Trust, Term of    During Past Five Years(2)   Fund Complex        by Trustee
                                 Office(1) and Length                               Overseen by
                                 of Time Served(2)                                  Trustee

Robert H. Graham - 1946          Trustee, Chairman      Director and Chairman, A I M    103             Director/Trustee of the
11 Greenway Plaza                and President(3)       Management Group Inc.                           17 AIM Funds and the 10
Suite 100                                               (financial services holding                     INVESCO Funds
Houston, Texas  77046                                   company); Director and Vice
                                                        Chairman, AMVESCAP PLC and
                                                        Chairman of AMVESCAP PLC -
                                                        AIM Division (parent of AIM
                                                        and a global investment
                                                        management firm); formerly,
                                                        President and Chief
                                                        Executive Officer, A I M
                                                        Management Group Inc.;
                                                        Director, Chairman, and
                                                        President, A I M Advisors,
                                                        Inc. (registered investment
                                                        advisor); Director and
                                                        Chairman, A I M Capital
                                                        Management, Inc.
                                                        (registered investment
                                                        advisor), A I M
                                                        Distributors, Inc.
                                                        (registered broker dealer);
                                                        AIM Investment Services,
                                                        Inc. (registered transfer
                                                        agent), and Fund Management
                                                        Company (registered broker
                                                        dealer); and Chief
                                                        Executive Officer of
                                                        AMVESCAP PLC - Managed
                                                        Products

                                                                54



Name, Address, and Year          Position(s) Held       Principal Occupation(s)     Number of Funds in  Other Directorships Held
of Birth                         With Trust, Term of    During Past Five Years(2)   Fund Complex        by Trustee
                                 Office(1) and Length                               Overseen by
                                 of Time Served(2)                                  Trustee

Mark H. Williamson - 1951        Trustee and Executive  Director, President and         116             Director/Trustee of the
4350 South Monaco Street         Vice President (since  Chief Executive Officer,                        17 AIM Funds and the 10
Denver, Colorado  80237          2003)                  A I M Management Group, Inc.                    INVESCO Funds
                                                        (financial services holding
                                                        company); Director,
                                                        Chairman and President,
                                                        A I M Advisors, Inc.
                                                        (registered investment
                                                        advisor); Director, A I M
                                                        Capital Management, Inc.
                                                        (registered investment
                                                        advisor) and A I M
                                                        Distributors, Inc.
                                                        (registered broker dealer);
                                                        Director and Chairman, AIM
                                                        Investment Services, Inc.
                                                        (registered transfer
                                                        agent); and Fund Management
                                                        Company (registered broker
                                                        dealer); and Chief
                                                        Executive Officer AMVESCAP
                                                        PLC - AIM Division (parent
                                                        of AIM and a global
                                                        investment management
                                                        firm); formerly, Director,
                                                        Chairman, President and
                                                        Chief Executive Officer,
                                                        INVESCO Funds Group, Inc.
                                                        and INVESCO Distributors,
                                                        Inc.; Chief Executive
                                                        Officer, AMVESCAP PLC
                                                        Managed Products; Chairman
                                                        and Chief Executive Officer
                                                        of NationsBanc Advisors,
                                                        Inc.; and Chairman of
                                                        NationsBanc Investments,
                                                        Inc.

                                                                55



Name, Address, and Year          Position(s) Held       Principal Occupation(s)     Number of Funds in  Other Directorships Held
of Birth                         With Trust, Term of    During Past Five Years(2)   Fund Complex        by Trustee
                                 Office(1) and Length                               Overseen by
                                 of Time Served(2)                                  Trustee

Raymond R. Cunningham - 1951     Executive Vice         President (2001-present),       N/A             N/A
4350 South Monaco Street         President (since       Chief Executive Officer
Denver, Colarado 80237           November 5, 2003)      (2003-present) INVESCO
                                                        Funds Group, Inc.; Chairman
                                                        of the Board
                                                        (2003-present), President
                                                        (2003-present) and Chief
                                                        Executive Officer
                                                        (2003-present) of INVESCO
                                                        Distributors, Inc.; Senior
                                                        Vice President and Chief
                                                        Operating Officer, A I M
                                                        Management Group, Inc.;
                                                        Senior Vice President, A I M
                                                        Advisors, Inc. and A I M
                                                        Distributors, Inc.;
                                                        Formerly, President (2003),
                                                        Chief Executive Officer
                                                        (2003) and Director
                                                        (2001-2003) and Vice
                                                        President (2001-2002) of 9
                                                        INVESCO funds; formerly,
                                                        Chief Operating Officer
                                                        (2001-2003) and Senior Vice
                                                        President (1999-2002) of
                                                        INVESCO Funds Group, Inc.
                                                        and INVESCO Distributors,
                                                        Inc.; and formerly, Senior
                                                        Vice President of GT Global
                                                        - North America (1992-1998)


Kevin M. Carome - 1956           Senior Vice President  Director, Senior Vice           N/A             N/A
11 Greenway Plaza                and Secretary (since   President, Secretary and
Suite 100                        November 5, 2003)      General Counsel, A I M
Houston, Texas  77046                                   Management Group Inc.
                                                        (financial services holding
                                                        company) and A I M
                                                        Advisors, Inc.; and Vice
                                                        President, A I M Capital
                                                        Management, Inc., A I M

                                                                56



Name, Address, and Year          Position(s) Held       Principal Occupation(s)     Number of Funds in  Other Directorships Held
of Birth                         With Trust, Term of    During Past Five Years(2)   Fund Complex        by Trustee
                                 Office(1) and Length                               Overseen by
                                 of Time Served(2)                                  Trustee

                                                        Distributors, Inc. and AIM
                                                        Investment Services, Inc.;
                                                        Director, Vice President
                                                        and General Counsel, Fund
                                                        Management Company;
                                                        formerly, Senior Vice
                                                        President and General
                                                        counsel, Liberty Financial
                                                        Companies, Inc.; and Senior
                                                        Vice President and General
                                                        Counsel, Liberty Funds
                                                        Group LLC


Ronald L. Grooms - 1946          Vice President and     Senior Vice President and       N/A             N/A
4350 South Monaco Street         Assistant Treasurer    Treasurer of INVESCO Funds
Denver, Colorado  80237          (since November 5,     Group, Inc.; and Senior
                                 2003)                  Vice President and
                                                        Treasurer of INVESCO
                                                        Distributors, Inc.
                                                        Formerly, Treasurer and
                                                        Principal Financial and
                                                        Accounting Officer of
                                                        INVESCO Global Health
                                                        Sciences Fund


Gary T. Crum - 1947              Senior Vice President  Director, Chairman and          N/A             N/A
11 Greenway Plaza                (since November 5,     Director of Investments,
Suite 100                        2003)                  A I M Capital Management,
Houston, Texas  77046                                   Inc.; Director and
                                                        Executive Vice President,
                                                        A I M Management Group Inc.;
                                                        Director and Senior Vice
                                                        President, A I M Advisors,
                                                        Inc.; and Director, A I M
                                                        Distributors, Inc. and
                                                        AMVESCAP PLC; formerly,
                                                        Chief Executive Officer and
                                                        President, A I M Capital
                                                        Management, Inc.

                                                                57



Name, Address, and Year          Position(s) Held       Principal Occupation(s)     Number of Funds in  Other Directorships Held
of Birth                         With Trust, Term of    During Past Five Years(2)   Fund Complex        by Trustee
                                 Office(1) and Length                               Overseen by
                                 of Time Served(2)                                  Trustee

Dana R. Sutton - 1959            Vice President and     Vice President and Fund         N/A             N/A
11 Greenway Plaza                Treasurer (since       Treasurer, A I M Advisors,
Suite 100                        November 5, 2003)      Inc.
Houston, Texas  77046


Stuart W. Coco - 1955            Vice President (since  Managing Director and           N/A             N/A
11 Greenway Plaza                November 5, 2003)      Chief Research Officer -
Suite 100                                               Fixed Income, A I M
Houston, Texas  77046                                   Capital Management, Inc.;
                                                        and Vice President, A I M
                                                        Advisors, Inc.


Melville B. Cox - 1943           Vice President (since  Vice President and Chief        N/A             N/A
11 Greenway Plaza                November 5, 2003)      Compliance Officer,
Suite 100                                               A I M Advisors, Inc. and
Houston, Texas  77046                                   A I M Capital Management,
                                                        Inc.; and Vice President,
                                                        AIM Investment Services,
                                                        Inc.


Edgar M. Larsen - 1940           Vice President (since  Vice President, A I M           N/A             N/A
11 Greenway Plaza                November 5, 2003)      Advisors, Inc.; and
Suite 100                                               President, Chief Executive
Houston, Texas  77046                                   Officer and Chief
                                                        Investment Officer, A I M
                                                        Capital Management, Inc.


Karen Dunn Kelley - 1960         Vice President (since  Managing Director and           N/A             N/A
11 Greenway Plaza                November 5, 2003)      Chief Cash Management
Suite 100                                               Officer, A I M Capital
Houston, Texas  77046                                   Management, Inc.; Director
                                                        and President, Fund
                                                        Management Company; and
                                                        Vice President, A I M
                                                        Advisors, Inc.

                                                                58


(1) Each trustee shall hold office until his or her successor shall have been duly chosen and qualified, or until he or she shall have resigned or shall have been removed in the manner provided by law. Each officer shall hold office until the first meeting of the Board after the annual meeting of the shareholders next following his or her election or, if no such annual meeting of the shareholders is held, until the annual meeting of the Board in the year following his or her election, and, until his or her successor is chosen and qualified or until he or she shall have resigned or died, or until he or she shall have been removed as provided in the Trust's bylaws.

(2) Except as otherwise indicated, each individual has held the position(s) shown with the Trust or Company, as applicable, for at least the last five years.

(3) Elected as a director of the Company on October 21, 2003.


BOARD OF TRUSTEES STANDING COMMITTEES

The standing committees of the Board are the Audit Committee, the Investments Committee, the Governance Committee and the Valuation Committee.

The members of the Audit Committee are Frank S. Bayley, Bruce L. Crockett, Albert R. Dowden (Vice Chair), Edward K. Dunn, Jr. (Chair), Jack M. Fields, Lewis F. Pennock, Louis S. Sklar, Dr. Prema Mathai-Davis and Ruth H. Quigley. The Audit Committee is responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by each Fund (including resolution of disagreements between Fund management and the auditor regarding financial reporting) for the purpose of preparing or issuing an audit report or related work; (ii) overseeing the financial reporting process of each Fund;
(iii) monitoring the process and the resulting financial statements prepared by Fund management to promote accuracy of financial reporting and asset valuation; and (iv) pre-approving permissible non-audit services that are provided to each Fund by its independent auditors.

The members of the Investments Committee are Messrs. Bayley, Crockett, Dowden, Dunn, Fields, Pennock and Sklar (Chair), Carl Frischling, Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

The members of the Governance Committee are Messrs. Bayley, Crockett (Chair), Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley. The Governance Committee is responsible for: (i) nominating persons who are not interested persons of the Fund for election or appointment: (a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of the Fund at meetings called for the election of trustees; (ii) nominating persons who are not interested persons of the Fund for selection as members of each committee of the Board, including without limitation, the Audit Committee, the Governance
Committee, the Investments Committee and the Valuation Committee, and to nominate persons for selection as chair and vice chair of each such committee;
(iii) reviewing from time to time the compensation payable to the independent trustees and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee of the Fund.

The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and (ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. Notice procedures set forth in the Trust's bylaws require that any shareholder of a Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.

The members of the Valuation Committee are Messrs. Dunn and Pennock (Chair), and Miss Quigley (Vice Chair). The Valuation Committee is responsible for: (i) periodically reviewing AIM's Procedures for Valuing Securities ("Procedures"), and making any recommendations to AIM with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by AIM from time to time; (iii) periodically reviewing information provided by AIM regarding industry developments in connection with valuation; (iv) periodically reviewing information from AIM regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the Committee or to the Committee and the full Board simultaneously); and (v) if requested by AIM, assisting AIM's internal valuation committee and/or the full Board in resolving particular valuation anomalies.

The following table provides information regarding the dollar range of equity securities beneficially owned by each trustee in each Fund and in the investment companies in the family of funds comprising the AIM Funds and the INVESCO Funds that are overseen by the trustee, as a whole, as of December 31, 2002:


------------------------------------------------------------------------------------------
Trustee            Dollar Range of Equity Securities                     Aggregate Dollar
                   Owned in Each Fund(1)                                 Range of Equity
                                                                         Securities in
                                                                         All Registered
                                                                         Investment
                                                                         Companies
                                                                         Overseen by the
                                                                         trustee in the
                                                                         AIM Funds and
                                                                         the INVESCO
                                                                         Funds(1), (2)
------------------------------------------------------------------------------------------
INDEPENDENT
TRUSTEES

------------------------------------------------------------------------------------------
Bob R. Baker       INVESCO Energy Fund                 None              Over $100,000
                   INVESCO Financial Services Fund     $1-$10,000
                   INVESCO Gold & Precious Metals Fund None
                   INVESCO Health Sciences Fund        $50,001-$100,000
                   INVESCO Leisure Fund                $50,001-$100,000
                   INVESCO Technology Fund             $10,001-$50,000
                   INVESCO Telecommunications Fund     None
                   INVESCO Utilities Fund              $1-$10,000

------------------------------------------------------------------------------------------
James T. Bunch     INVESCO Energy Fund                 $1-$10,000        $50,001-$100,000
                   INVESCO Financial Services Fund     $1-$10,000
                   INVESCO Gold & Precious Metals Fund $1-$10,000
                   INVESCO Health Sciences Fund        $1-$10,000
                   INVESCO Leisure Fund                $1-$10,000
                   INVESCO Technology Fund             $1-$10,000
                   INVESCO Telecommunications Fund     $1-$10,000
                   INVESCO Utilities Fund              $1-$10,000

------------------------------------------------------------------------------------------
Gerald J. Lewis    INVESCO Energy Fund                 $1-$10,000        $50,001-$100,000
                   INVESCO Financial Services Fund     $1-$10,000
                   INVESCO Gold & Precious Metals Fund $1-$10,000
                     Fund                              $1-$10,000
                   INVESCO Health Sciences Fund        $1-$10,000
                   INVESCO Leisure Fund                $1-$10,000
                   INVESCO Technology Fund             $1-$10,000
                   INVESCO Telecommunications Fund     $1-$10,000
                   INVESCO Utilities Fund              $1-$10,000

------------------------------------------------------------------------------------------

                                            61



------------------------------------------------------------------------------------------
Trustee            Dollar Range of Equity Securities                     Aggregate Dollar
                   Owned in Each Fund(1)                                 Range of Equity
                                                                         Securities in
                                                                         All Registered
                                                                         Investment
                                                                         Companies
                                                                         Overseen by the
                                                                         trustee in the
                                                                         AIM Funds and
                                                                         the INVESCO
                                                                         Funds(1)
------------------------------------------------------------------------------------------
Larry Soll         INVESCO Energy Fund                 $50,001-$100,000   Over $100,000
                   INVESCO Financial Services Fund     $10,001-$50,000
                   INVESCO Gold & Precious Metals Fund $10,001-$50,000
                   INVESCO Health Sciences Fund        $10,001-$50,000
                   INVESCO Leisure Fund                $10,001-$50,000
                   INVESCO Technology Fund             $10,001-$50,000
                   INVESCO Telecommunications Fund     $1-$10,000
                   INVESCO Utilities Fund              $1-$10,000

------------------------------------------------------------------------------------------
Frank S. Bayley    INVESCO Energy Fund                 None               $10,001-$50,000
                   INVESCO Financial Services Fund     None
                   INVESCO Gold & Precious Metals Fund None
                     Fund                              None
                   INVESCO Health Sciences Fund        None
                   INVESCO Leisure Fund                None
                   INVESCO Technology Fund             None
                   INVESCO Telecommunications Fund     None
                   INVESCO Utilities Fund              None

------------------------------------------------------------------------------------------
Bruce L. Crockett  INVESCO Energy Fund                 None               $1-$10,000
                   INVESCO Financial Services Fund     None
                   INVESCO Gold & Precious Metals Fund None
                   INVESCO Health Sciences Fund        None
                   INVESCO Leisure Fund                None
                   INVESCO Technology Fund             None
                   INVESCO Telecommunications Fund     None
                   INVESCO Utilities Fund              None

------------------------------------------------------------------------------------------
Albert R. Dowden   INVESCO Energy Fund                 None               $50,001-$100,000
                   INVESCO Financial Services Fund     None
                   INVESCO Gold & Precious Metals Fund None
                   INVESCO Health Sciences Fund        None
                   INVESCO Leisure Fund                None
                   INVESCO Technology Fund             None
                   INVESCO Telecommunications Fund     None
                   INVESCO Utilities Fund              None

-----------------------------------------------------------------------------------------

                                            62



-----------------------------------------------------------------------------------------
Trustee            Dollar Range of Equity Securities                     Aggregate Dollar
                   Owned in Each Fund(1)                                 Range of Equity
                                                                         Securities in
                                                                         All Registered
                                                                         Investment
                                                                         Companies
                                                                         Overseen by the
                                                                         trustee in the
                                                                         AIM Funds and
                                                                         the INVESCO
                                                                         Funds(1)
-----------------------------------------------------------------------------------------
Edward K. Dunn,    INVESCO Energy Fund                 None               Over $100,000
  Jr.              INVESCO Financial Services Fund     None
                   INVESCO Gold & Precious Metals Fund None
                   INVESCO Health Sciences Fund        None
                   INVESCO Leisure Fund                None
                   INVESCO Technology Fund             None
                   INVESCO Telecommunications Fund     None
                   INVESCO Utilities Fund              None

-----------------------------------------------------------------------------------------
Jack M. Fields     INVESCO Energy Fund                 None               Over $100,000
                   INVESCO Financial Services Fund     None
                   INVESCO Gold & Precious Metals Fund None
                   INVESCO Health Sciences Fund        None
                   INVESCO Leisure Fund                None
                   INVESCO Technology Fund             None
                   INVESCO Telecommunications Fund     None
                   INVESCO Utilities Fund              None

-----------------------------------------------------------------------------------------
Carl Frischling    INVESCO Energy Fund                 None               Over $100,000
                   INVESCO Financial Services Fund     None
                   INVESCO Gold & Precious Metals Fund None
                   INVESCO Health Sciences Fund        None
                   INVESCO Leisure Fund                None
                   INVESCO Technology Fund             None
                   INVESCO Telecommunications Fund     None
                   INVESCO Utilities Fund              None

-----------------------------------------------------------------------------------------
Prema Mathai-Davis INVESCO Energy Fund                 None               Over $100,000
                   INVESCO Financial Services Fund     None
                   INVESCO Gold & Precious Metals Fund None
                   INVESCO Health Sciences Fund        None
                   INVESCO Leisure Fund                None
                   INVESCO Technology Fund             None
                   INVESCO Telecommunications Fund     None
                   INVESCO Utilities Fund              None

------------------------------------------------------------------------------------------
Lewis F. Pennock   INVESCO Energy Fund                 None               $50,001-$100,000
                   INVESCO Financial Services Fund     None
                   INVESCO Gold & Precious Metals Fund None
                     Fund                              None
                   INVESCO Health Sciences Fund        None
                   INVESCO Leisure Fund                None
                   INVESCO Technology Fund             None
                   INVESCO Telecommunications Fund     None
                   INVESCO Utilities Fund              None

------------------------------------------------------------------------------------------

                                            63



-----------------------------------------------------------------------------------------
Trustee            Dollar Range of Equity Securities                     Aggregate Dollar
                   Owned in Each Fund(1)                                 Range of Equity
                                                                         Securities in
                                                                         All Registered
                                                                         Investment
                                                                         Companies
                                                                         Overseen by the
                                                                         trustee in the
                                                                         AIM Funds and
                                                                         the INVESCO
                                                                         Funds(1)
-----------------------------------------------------------------------------------------
Ruth H. Quigley    INVESCO Energy Fund                 None               $1-$10,000
                   INVESCO Financial Services Fund     None
                   INVESCO Gold & Precious Metals Fund None
                   INVESCO Health Sciences Fund        None
                   INVESCO Leisure Fund                None
                   INVESCO Technology Fund             None
                   INVESCO Telecommunications Fund     None
                   INVESCO Utilities Fund              None

-----------------------------------------------------------------------------------------
Louis S. Sklar     INVESCO Energy Fund                 None               Over $100,000
                   INVESCO Financial Services Fund     None
                   INVESCO Gold & Precious Metals Fund None
                   INVESCO Health Sciences Fund        None
                   INVESCO Leisure Fund                None
                   INVESCO Technology Fund             None
                   INVESCO Telecommunications Fund     None
                   INVESCO Utilities Fund              None

-----------------------------------------------------------------------------------------
INTERESTED TRUSTEES

-----------------------------------------------------------------------------------------

Robert H. Graham   INVESCO Energy Fund                 None               Over $100,000
                   INVESCO Financial Services Fund     None
                   INVESCO Gold & Precious Metals Fund None
                   INVESCO Health Sciences Fund        None
                   INVESCO Leisure Fund                None
                   INVESCO Technology Fund             None
                   INVESCO Telecommunications Fund     None
                   INVESCO Utilities Fund              None

-----------------------------------------------------------------------------------------
Mark H. Williamson INVESCO Energy Fund                 Over $100,000      Over $100,000
                   INVESCO Financial Services Fund     $50,001-$100,000
                   INVESCO Gold & Precious Metals Fund None
                   INVESCO Health Sciences  Fund
                   INVESCO Leisure Fund                $10,001-$50,000
                   INVESCO Technology Fund             None
                   INVESCO Telecommunications Fund     $10,001-$50,000
                   INVESCO Utilities Fund              None

-----------------------------------------------------------------------------------------
(1) All valuations of Fund shares are as of December 31, 2002.

(2) On November 25, 2003, AIM will become investment advisor to the Trust and the other INVESCO Funds. AIM also serves as the investment advisor to the AIM
Funds. As of November 25, 2003, the INVESCO Funds and the AIM Funds will be considered one fund complex. As of November 25, 2003, there will be 20 registered investment companies advised by AIM in such complex.

                                            64


The following table shows the compensation paid by the Company to its independent directors for services rendered in their capacities as directors of the Company; the benefits accrued as Company expenses with respect to the then current independent directors' retirement plan; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Company, all for the fiscal year ended March 31, 2003.

In addition, the table sets forth the total compensation paid by all of the funds in the AIM Funds and INVESCO Funds complex to these directors and to the current trustees of the Trust for services rendered in their capacities as directors/trustees during the year ended December 31, 2002.

--------------------------------------------------------------------------------
Name of Person    Aggregate       Benefits      Estimated       Total
and Position      Compensation    Accrued As    Annual Benefits Compensation
                  From Company(1) Part of       Upon From AIM   From AIM Funds
                                  Company       Funds           and INVESCO
                                  Expenses(2)   Retirement(3)   Funds Paid To
                                                                Directors(4)
--------------------------------------------------------------------------------
Bob R. Baker          $7, 196        $0           $7,570        $138,000
--------------------------------------------------------------------------------
Fred A. Deering(7)    $357           $0           $8,238        $140,500
--------------------------------------------------------------------------------
Victor L.  Andrews    $6,215         $0           $7,570        $127,500
(6)
--------------------------------------------------------------------------------
Sueann Ambron(5)(6)   $4,741         $0           $0            $0
--------------------------------------------------------------------------------
Lawrence H.           $5,679         $0           $7,570        $121,500
Budner(6)
--------------------------------------------------------------------------------
James T. Bunch        $5,411         $0           $0            $124,625
--------------------------------------------------------------------------------
Wendy L. Gramm(7)     $0             $0           $0            $74,875
--------------------------------------------------------------------------------
Gerald J. Lewis       $6,326         $0           $0            $116,500
--------------------------------------------------------------------------------
John W. McIntyre(6)   $6,215         $0           $7,570        $124,000
--------------------------------------------------------------------------------
Larry Soll            $5,969         $0           $0            $126,000
--------------------------------------------------------------------------------
Frank S. Bayley(8)    --             --           --            $150,000
--------------------------------------------------------------------------------
Bruce L.  Crockett(8) --             --           --            $149,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Name of Person    Aggregate       Benefits      Estimated       Total
and Position      Compensation    Accrued As    Annual Benefits Compensation
                  From Company(1) Part of       Upon From AIM   From AIM Funds
                                  Company       Funds           and INVESCO
                                  Expenses(2)   Retirement(3)   Funds Paid To
                                                                Directors(4)
--------------------------------------------------------------------------------
Albert R. Dowden(8)   --             --           --            $150,000
--------------------------------------------------------------------------------
Edward K. Dunn,       --             --           --            $149,000
Jr.(8)
--------------------------------------------------------------------------------
Jack M. Fields(8)     --             --           --            $153,000
--------------------------------------------------------------------------------
Carl Frischling(8)    --             --           --            $150,000
--------------------------------------------------------------------------------
Prema Mathai-Davis(8) --             --           --            $150,000
--------------------------------------------------------------------------------
Lewis F. Pennock(8)   --             --           --            $154,000
--------------------------------------------------------------------------------
Ruth H. Quigley(8)    --             --           --            $153,000
--------------------------------------------------------------------------------
Louis S. Sklar(8)     --             --           --            $153,000
--------------------------------------------------------------------------------

(1) The vice chairman of the Board, the chairs of the Funds' committees who are independent directors, and the members of the Funds' committees who are independent directors each received compensation for serving in such capacities in addition to the compensation paid to all independent directors.

(2) Represents estimated benefits accrued with respect to the then current retirement plan and deferred retirement plan account agreement applicable to independent directors of the Company, and not compensation deferred at the election of the directors.

(3) These amounts represent the Company's share of the estimated annual benefits payable by the INVESCO Funds upon the directors' retirement, calculated using the then current method of allocating director compensation among the INVESCO Funds. These estimated benefits assume retirement at age 72. With the exception of Dr. Ambron and Messrs. Bunch and Lewis, each of these trustees has served as a directors of one or more of the funds in the INVESCO Funds for the minimum five-year period required to be eligible to participate in the then current retirement plan.

(4) On November 25, 2003, AIM will become investment advisor to the Trust and the other INVESCO Funds. AIM also serves as the investment advisor to the AIM Funds. As of November 25, 2003, the INVESCO Funds and the AIM Funds will be considered one fund complex. As of November 25, 2003, there will be 20 registered investment companies advised by AIM in such complex.

(5) Dr. Ambron commenced her service as a director of the Company on January 1, 2003.

(6)  Resigned as a director of the Company on October 21,  2003.

(7) Resigned as a director of the Company on March 31,  2003.

(8) Messrs. Bayley, Crocket, Dowden, Dunn, Fields, Frischling, Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley were elected as trustees of the Trust on October 21, 2003 and therefore received no compensation from the Company during the year ended December 31, 2002.

Messrs. Graham and Williamson as Interested Trustees of the Trust and the other funds in the AIM Funds and the INVESCO Funds complex, receive compensation as officers or employees of the Advisor or its affiliated companies, and do not receive any trustee's fees or other compensation from the Trust or the other funds in the AIM Funds and the INVESCO Funds complex for their service as trustees.


PRIOR RETIREMENT PLAN AND DEFERRED RETIREMENT PLAN ACCOUNT AGREEMENT OF THE COMPANY

The Board of Directors of the Company previously adopted a retirement plan and a form for deferred retirement plan account agreements. Certain of the independent directors of the Company participated either in the Company's retirement plan or account agreement. Upon the effectiveness of the New Retirement Plan (defined below), the independent directors of the Company will cease to accrue benefits under the Company's retirement plan and account agreement. Messrs. Baker and Soll will not receive any additional benefits under the Company's retirement plan or account agreement, but will be entitled to amounts which have been previously funded under the Company's retirement plan or account agreement for their benefit. An affiliate of INVESCO will reimburse the Company for any amounts funded by the Company for Messrs. Baker and Soll under the Company's retirement plan and account agreement.

NEW RETIREMENT PLAN FOR TRUSTEES

At a Board meeting on November 6, 2003, the Board formally adopted a new retirement plan (the "New Retirement Plan") for the trustees of the Trust who are not affiliated with the Advisor. The retirement plan includes a retirement policy as well as retirement benefits for Independent Trustees.

The retirement policy permits each Independent Trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees will be able to extend from time to time the retirement date of a trustee.

Annual retirement benefits will be available to each Independent Trustee of the Trust and/or the other INVESCO Funds and AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits will be payable in quarterly installments for a number of years equal to the lesser of
(i) ten or (ii) the number of such trustee's credited years of service. A death benefit will also be available under the New Retirement Plan that will provide a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received the benefits based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.


NEW DEFERRED COMPENSATION AGREEMENTS

At a Board meeting on November 6, 2003, the Board formally adopted a new form for deferred compensation agreements ("New Compensation Agreements") pursuant to which a trustee will have the option to elect to defer receipt of up to 100% of his or her compensation payable by the Trust, and such amounts are placed into a deferral account. The deferring trustees will have the option to select various

INVESCO Funds in which all or part of their deferral account will be deemed to be invested. The list of funds may change from time to time and may include AIM Funds in addition to INVESCO Funds. Distributions from the deferring trustees'
deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten years (depending on the New Compensation Agreement) beginning on the date selected under the New Compensation Agreement. The Board, in its sole discretion, will be able to accelerate or extend the distribution of such deferral accounts after the deferring trustees' retirement benefits commence under the New Retirement Plan. The Board, in its sole discretion, also will be able to accelerate or extend the distribution of such deferral accounts after the deferring trustee's termination of service as a trustee of the Trust. If a deferring trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The New Compensation Agreements will not be funded and, with respect to the payments of amounts held in the deferral accounts, the deferring trustees will have the status of unsecured creditors of the Trust and of each other INVESCO Fund or AIM Fund from which they will be deferring compensation.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS


As of November 3, 2003 the following persons owned more than 5% of the outstanding shares of the Funds indicated below. This level of share ownership is considered to be a "principal shareholder" relationship with a Fund under the 1940 Act. Shares that are owned "of record" are held in the name of the person indicated. Shares that are owned "beneficially" are held in another name, but the owner has the full economic benefit of ownership of those shares:

Energy Fund

--------------------------------------------------------------------------------
             Name and Address             Basis of Ownership    Percentage Owned
                                         (Record/Beneficial)
--------------------------------------------------------------------------------
Investor Class
--------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                     Beneficial          30.05%
Special Custody Acct for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122
--------------------------------------------------------------------------------
National Financial Services Co.                Beneficial           7.32%
The Exclusive Benefit of Cust
One World Financial Center
200 Liberty Street 5th Fl.
Attn: Kate - Recon
New York, NY  10281-5500
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
             Name and Address             Basis of Ownership    Percentage Owned
                                         (Record/Beneficial)
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                     Beneficial          25.08%
Special Custody Acct for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122
--------------------------------------------------------------------------------
Merrill Lynch                                  Beneficial          16.60%
Security #97MN6
4800 Deer Lake Drive East
Jacksonville, FL  32246-6486
--------------------------------------------------------------------------------
Prudential Securities Inc.                     Beneficial           7.49%
Acct 910-4U4559-000
Attn: Mutual Funds
1 New York Plaza
New York, NY  10004-1901
--------------------------------------------------------------------------------
UBS Financial Services Inc., FBO               Beneficial          10.91%
Alan D. Moore
c/o Red Oak Capital
15303 Dallas Parkway
Suite 350, LB-45
Addison, TX  75001-4677
--------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------
AMVESCAP National TC                           Beneficial           5.47%
Cust IRA R/O
Jeffrey D. Barrow
17569 Plum Creek TRL
Chagrin Falls, OH  44023-5605
--------------------------------------------------------------------------------
Citigroup Global Markets House                 Beneficial          11.85%
Acct: #00109801250
Attn: Cindy Tempesta
333 West 34th Street 7th Fl.
New York, NY  10001-2402
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
             Name and Address             Basis of Ownership    Percentage Owned
                                         (Record/Beneficial)
--------------------------------------------------------------------------------
Merrill Lynch                                  Beneficial           5.02%
Securities #97MN6
4800 Deer Lake Drive East
Jacksonville, FL  32246-6486
--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------
Merrill Lynch                                  Beneficial           6.77%
Security #97MN6
4800 Deer Lake Drive East
Jacksonville, FL  32246-6486
--------------------------------------------------------------------------------
Class K
--------------------------------------------------------------------------------
Capital Bank and Trust Co., TTEE               Beneficial          16.11%
Pepsi Cola Batavia Bottling Inc.
401K Plan
c/o Plan Premier/FAS Corp
8515 E. Orchard Rd., #2T2
Greenwood Village, CO  80111-5037
--------------------------------------------------------------------------------
Circle Trust Company Cust                      Beneficial          11.02%
GoldK Omnibus Acct
Metro Center
1 Station Place
Stamford, CT  06902-6800
--------------------------------------------------------------------------------
Circle Trust Company Cust                      Beneficial          17.25%
Lynch Anselmo Ott Bryan & Co.
401K Profit Sharing Plan
Metro Center
1 Station Place
Stamford, CT  06902-6800
--------------------------------------------------------------------------------
J.P. Morgan Chase Bank                         Beneficial           8.77%
Deloitte & Touche Profit Sharing
Attn:Angela Ma
3 Metrotech Center   6th fl.
Brooklyn, NY  11246-0001
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
             Name and Address             Basis of Ownership    Percentage Owned
                                         (Record/Beneficial)
--------------------------------------------------------------------------------
MCB Trust Services Cust                        Beneficial           9.11%
Grand Vehicle Works Holdings C
700 17th Street, Suite 300
Denver, CO  80202-3531
--------------------------------------------------------------------------------

Financial Services Fund

--------------------------------------------------------------------------------
             Name and Address             Basis of Ownership    Percentage Owned
                                         (Record/Beneficial)
--------------------------------------------------------------------------------
Investor Class
--------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                     Beneficial          32.39%
Special Custody Acct for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122
--------------------------------------------------------------------------------
National Financial Services Co.                Beneficial           5.93%
The Exclusive Benefit of Cust
One World Financial Center
200 Liberty Street 5th Fl.
Attn: Kate - Recon
New York, NY  10281-5500
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                     Beneficial          37.70%
Special Custody Acct for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122
--------------------------------------------------------------------------------
Merrill Lynch                                  Beneficial           7.99%
Security #97MN6
4800 Deer Lake Drive East
Jacksonville, FL  32246-6486
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
             Name and Address             Basis of Ownership    Percentage Owned
                                         (Record/Beneficial)
--------------------------------------------------------------------------------
TransAmerica Life Ins & Annuity Co.            Beneficial          17.57%
Attn: Daisy Lo
Retirement Services - Separate Acct
P.O. Box 30368
Los Angeles, CA 90030-0368
--------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------
Citigroup Global Markets House                 Beneficial          19.72%
Acct: #00109801250
Attn: Cindy Tempesta
333 West 34th Street 7th Fl.
New York, NY  10001-2402
--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------
Merrill Lynch                                  Beneficial          10.94%
Security #97MN6
4800 Deer Lake Drive East
Jacksonville, FL  32246-6486
--------------------------------------------------------------------------------
Class K
--------------------------------------------------------------------------------
Circle Trust Company                           Beneficial          12.58%
Pacific Coast Cabling Inc.
401K PSP
Metro Center
1 Station Place
Stamford, CT  06902-6800
--------------------------------------------------------------------------------
J.P. Morgan Chase Bank                         Beneficial           9.85%
Deloitte & Touche Profit Sharing
3 Metrotech Center   6th fl.
Brooklyn, NY  11246-0001
--------------------------------------------------------------------------------
Saxon & Co.                                    Beneficial          57.56%
FBO 20-01-302-9912426
P.O. Box 7780-1888
Philadelphia, PA  19182-0001
--------------------------------------------------------------------------------

Gold & Precious Metals Fund

--------------------------------------------------------------------------------
             Name and Address             Basis of Ownership    Percentage Owned
                                         (Record/Beneficial)
--------------------------------------------------------------------------------
Investors Class
--------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                     Beneficial          21.71%
Special Custody Acct for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
None                                           None                None
--------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------
National Investor Services FBO                 Beneficial           5.32%
822-13195-21
55 Water Street, 32nd Fl.
New York, NY  10041-0028
--------------------------------------------------------------------------------
Pershing LLC                                   Beneficial           7.64%
P.O. Box 2052
Jersey City, NJ  07303-2052
--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------
Citigroup Global Markets House                 Beneficial           7.23%
Acct: 00109801250
Attn: Cindy Temesta
333 West 34th Street 7th Fl.
New York, NY  10001-2402
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
             Name and Address             Basis of Ownership    Percentage Owned
                                         (Record/Beneficial)
--------------------------------------------------------------------------------
Merrill Lynch                                  Beneficial           6.71%
Security #97MN6
4800 Deer Lake Drive East
Jacksonville, FL  32246-6486
--------------------------------------------------------------------------------
William Heller                                 Record               5.47%
418 S. Westgate Avenue
Los Angeles, CA  90049-4210
--------------------------------------------------------------------------------

Health Sciences Fund

--------------------------------------------------------------------------------
             Name and Address             Basis of Ownership    Percentage Owned
                                         (Record/Beneficial)
--------------------------------------------------------------------------------
Investor Class
--------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                     Beneficial          22.93%
Special Custody Acct for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122
--------------------------------------------------------------------------------
National Financial Services Co.                Beneficial           5.49%
The Exclusive Benefit of Cust
One World Financial Center
200 Liberty Street 5th Fl.
Attn: Kate - Recon
New York, NY  10281-5500
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                     Beneficial          43.63%
Special Custody Acct for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
             Name and Address             Basis of Ownership    Percentage Owned
                                         (Record/Beneficial)
--------------------------------------------------------------------------------
Prudential Securities Inc.                     Beneficial           7.24%
Acct 910-4U4559-000
Attn: Mutual Funds
1 New York Plaza
New York, NY  10004-1901
--------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------
Citigroup Global Markets House                 Beneficial          29.98%
Acct: #00109801250
Attn: Cindy Tempesta
333 West 34th Street 7th Fl.
New York, NY  10001-2402
--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------
None                                           None                None
--------------------------------------------------------------------------------
Class K
--------------------------------------------------------------------------------
Saxon & Co.                                    Beneficial          68.61%
FBO 20-01-302-9912426
P.O. Box 7780-1888
Philadelphia, PA  19182-0001
--------------------------------------------------------------------------------

Leisure Fund

--------------------------------------------------------------------------------
             Name and Address             Basis of Ownership    Percentage Owned
                                         (Record/Beneficial)
--------------------------------------------------------------------------------
Investors Class
--------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                     Beneficial          26.35%
Special Custody Acct for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
             Name and Address             Basis of Ownership    Percentage Owned
                                         (Record/Beneficial)
--------------------------------------------------------------------------------
National Financial Services Co.                Beneficial           5.59%
The Exclusive Benefit of Cust
One World Financial Center
200 Liberty Street 5th Fl.
Attn: Kate - Recon
New York, NY  10281-5500
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                     Beneficial          51.18%
Special Custody Acct for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122
--------------------------------------------------------------------------------
TransAmerica Life Ins & Annuity Co.            Beneficial           7.53%
Attn: Daisy Lo
Retirement Services - Separate Acct
P.O. Box 30368 Los Angeles, CA 90030-0368
--------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------
Citigroup Global Markets House                 Beneficial           7.38%
Acct: #001098012550
Attn: Cindy Tempesta
333 West 34th Street 7th Fl.
New York, NY  10001-2402
--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------
Citigroup Global Markets House                 Beneficial           6.76%
Acct: #001098012550
Attn: Cindy Tempesta
333 West 34th Street 7th Fl.
New York, NY  10001-2402
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
             Name and Address             Basis of Ownership    Percentage Owned
                                         (Record/Beneficial)
--------------------------------------------------------------------------------
Merrill Lynch                                  Beneficial           7.16%
Security # 97MN6
4800 Deer Lake Drive East
Jacksonville, FL  32246-6486
--------------------------------------------------------------------------------
Class K
--------------------------------------------------------------------------------
Delaware Charter Guarantee & Trust             Beneficial          93.47%
Principal Financial Group
Attn: RIS NPIO Trade Desk
711 High Street
Des Moines, IA  50392-0001
--------------------------------------------------------------------------------

Technology Fund

--------------------------------------------------------------------------------
             Name and Address             Basis of Ownership    Percentage Owned
                                         (Record/Beneficial)
--------------------------------------------------------------------------------
Investor Class
--------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                     Beneficial          24.40%
Special Custody Acct for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122
--------------------------------------------------------------------------------
Institutional Class
--------------------------------------------------------------------------------
State Street Global ADV Tr                     Beneficial          99.99%
Boeing Company Master Trust
105 Rosemont Avenue   WES1N
Westwood, MA  02090-2318
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
             Name and Address             Basis of Ownership    Percentage Owned
                                         (Record/Beneficial)
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------

FTC & Co.                                      Beneficial           6.02%
Attn: #00022
Datalynx
P.O. Box 173736
Denver, CO 80217-3736
--------------------------------------------------------------------------------
TransAmerica Life Ins & Annuity Co.            Beneficial          79.71%
Attn: Daisy Lo
Retirement Services - Separate Acct
P.O. Box 30368
Los Angeles, CA 90030-0368
--------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------
American Enterprise Investment Services        Beneficial           6.07%
FBO 137322501
P.O. Box 9446
Minneapolis, MN  55440-9446
--------------------------------------------------------------------------------
Citigroup Global Markets House                 Beneficial          26.20%
Acct: #00109801250
Attn: Cindy Tempesta
333 West 34th Street 7th Fl.
New York, NY  10001-2402
--------------------------------------------------------------------------------
FISERV Securities Inc.                         Beneficial           5.91%
FAO 10594500
Attn: Mutual Funds
One Commerce Square
2005 Market St., Ste. 1200
Philadelphia, PA  19103-7008
--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------
None                                           None                None
--------------------------------------------------------------------------------
Class K
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
             Name and Address             Basis of Ownership    Percentage Owned
                                         (Record/Beneficial)
--------------------------------------------------------------------------------
Merrill Lynch                                  Beneficial           5.74%
Security #97MN6
4800 Deer Lake Drive East
Jacksonville, FL  32246-6486
--------------------------------------------------------------------------------
Mid-Atlantic Capital Co.                       Beneficial           6.96%
Investors Bank & Trust Co.
FBO Various Retirement Plans
4 Manhattanville Road
Purchase, NY  10577-2139
--------------------------------------------------------------------------------
Saxon & Co.                                    Beneficial         70.85%
FBO 20-01-302-9912426
P.O. Box 7780-1888
Philadelphia, PA  19182-0001
--------------------------------------------------------------------------------
UMB Bank NA                                    Beneficial           5.40%
Fiduciary for Various Tax
1 SW Security Benefit Place
Topeka, KS  66636-0001
--------------------------------------------------------------------------------

Telecommunications Fund

--------------------------------------------------------------------------------
             Name and Address             Basis of Ownership    Percentage Owned
                                         (Record/Beneficial)
--------------------------------------------------------------------------------
Investor Class
--------------------------------------------------------------------------------
None                                              None               None
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                     Beneficial          33.95%
Special Custody Acct for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
             Name and Address             Basis of Ownership    Percentage Owned
                                         (Record/Beneficial)
--------------------------------------------------------------------------------
First Clearing Co.                             Beneficial          11.39%
A/C 6475-5032
Gilbert T. Orozco IRA
FCC As Custodian
2612 Courtside Lane
Plano, TX  75093-3853
--------------------------------------------------------------------------------
Prudential Securities Inc.                     Beneficial           5.99%
For the Exclusive Benefit of
Customer -PC
1 New York Plaza
New York, NY  10004-1901
--------------------------------------------------------------------------------
Security Trust Co. Cust                        Beneficial          13.65%
McGuire Cadillac Savings & Investment Plan
2390 E. Camelback Road, Suite 240
Phoenix, AZ  85016-3474
--------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------
A.G. Edwards & Sons Inc. Cust                  Beneficial          13.07%
FBO Samuel Roman IRA R/O
555 Green Hill Road
Madison, CT  06443-2407
--------------------------------------------------------------------------------
A.G. Edwards & Sons, Inc., CUST                Beneficial           7.55%
FBO Wayne Mayo IRA R/O
164 Chestnut Street
Bristol, CT  06010-6226
--------------------------------------------------------------------------------
American Enterpriser Investment Service        Beneficial          12.24%
FBO 146005061
P.O. Box 9446
Minneapolis, MN  55440-9446
--------------------------------------------------------------------------------
NFSC FEBO # OKS-809233                         Beneficial          12.49%
NFS/FMTC SEP IRA
FBO Michael W. Mulcahy
19322 Araglin Court
Strongville, OH  44149-0958
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
             Name and Address             Basis of Ownership    Percentage Owned
                                         (Record/Beneficial)
--------------------------------------------------------------------------------
NFSC FEBO # STL-534951                         Beneficial          34.58%
NFS/FMTC Rollover IRA
FBO Michael W. Mulcahy
19322 Araglin Court
Strongville, OH  44149-0958
--------------------------------------------------------------------------------
Pershing LLC                                   Beneficial           5.52%
P.O. Box 2052
Jersey City, NJ  07303-2052
--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------
None                                                 None          None
--------------------------------------------------------------------------------
Class K
--------------------------------------------------------------------------------
Circle Trust Company                           Beneficial           8.20%
Pacific Coast Cabling Inc.
401K PSP
Metro Center
1 Station Place
Stamford, CT  06902-6800
--------------------------------------------------------------------------------
J.P. Morgan Chase Bank                         Beneficial           9.54%
Deloitte & Touche Profit Sharing
Attn: Angela Ma
3 Metrotech Center   6th fl.
Brooklyn, NY  11246-0001
--------------------------------------------------------------------------------
NFSC FEBO # A7D-632767                         Beneficial          11.34%
NFS/FMTC R/O IRA
FBO Leo J. McHale
49 Manchester Way
Pinebrook, NJ  07058-9553
--------------------------------------------------------------------------------
Saxon & Co.                                    Beneficial          60.24%
FBO 20-01-302-9912426
P.O. Box 7780-1888
Philadelphia, PA  19182-0001
--------------------------------------------------------------------------------

Utilities Fund

--------------------------------------------------------------------------------
             Name and Address             Basis of Ownership    Percentage Owned
                                         (Record/Beneficial)
--------------------------------------------------------------------------------
Investor Class
--------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                     Beneficial          33.50%
Special Custody Acct for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                     Beneficial           8.22%
Special Custody Acct for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122
--------------------------------------------------------------------------------
First Clearing LLC                             Beneficial           8.02%
A/C 4742-6880
Key Drug Co. Defined Benefit
Pension Plan Dated 3-28-95
David Kasen & Kasen Kasen TTEE
770 S. Vermont Avenue
--------------------------------------------------------------------------------
Prudential Securities Inc.                     Beneficial          59.33%
Acct 910-4U4559-000
Attn: Mutual Funds
1 New York Plaza
New York, NY  10004-1901
--------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------
First Clearing Co.                             Beneficial          37.14%
A/C 4054-9678
Edward J. Harper II IRA
FCC Cust
P.O. Box 527
Greensville, NC 27835-0527
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
             Name and Address             Basis of Ownership    Percentage Owned
                                         (Record/Beneficial)
--------------------------------------------------------------------------------
UBS Financial Services Inc.                    Beneficial           7.50%
Robert T. Harmon & Nancy Harmon /JTWROS
14 Schindler Court
Chatham, NJ  07928-1938
--------------------------------------------------------------------------------
UBS Financial Services Inc.                    Beneficial           9.38%
Theresa Hampl
136 Randolph Avenue
Dumont, NJ  07628-1927
--------------------------------------------------------------------------------
UBS Financial Services Inc., FBO               Beneficial           7.02%
UBS-FINSVC CDN FBO
Federick P. Schmit
P.O. Box 3321
WeeHawken, NJ  07086-8154
--------------------------------------------------------------------------------
UBS Financial Services Inc., FBO               Beneficial           9.82%
Eileen Gehring
15 Macopin Court
Livingston, NJ  07039-2948
--------------------------------------------------------------------------------
UBS Financial Services Inc., FBO               Beneficial           8.15%
Bernard Newman & Kerry Newman
& Abby Salter & Ilana Levitt
Survivorship
5107 Del Monte Dr., Apt. 18
Houston, TX  77056-4331
--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------
None                                           None                None
--------------------------------------------------------------------------------

As of November 3, 2003, officers and trustees of the Trust, as a group, beneficially owned less than 1% of any Fund's outstanding shares.


DISTRIBUTOR

A I M Distributors, Inc. ("ADI") is the distributor of the Funds. ADI bears all expenses, including the cost of printing and distributing prospectuses, incident to marketing of the Funds' shares, except for such distribution expenses as are paid out of Fund assets under the Trust's Plans of Distribution (each individually a "Plan" and collectively, the "Plans"), which have been adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act. Prior to July 1, 2003, INVESCO Distributors, Inc. ("IDI") was the distributor of the Funds.


INVESTOR CLASS. The Trust has adopted an Amended and Restated Master Plan and Agreement of Distribution - Investor Class (the "Investor Class Plan") with respect to Investor Class shares, which provides that the Investor Class shares of each Fund will make monthly payments to ADI computed at an annual rate no greater than 0.25% of average net assets attributable to Investor Class shares. These payments permit ADI, at its discretion, to engage in certain activities and provide services in connection with the distribution of a Fund's Investor Class shares to investors. Payments by a Fund under the Investor Class Plan, for any month, may be made to compensate ADI for permissible activities engaged in and services provided.

CLASS A. The Trust has adopted an Amended and Restated Master  Distribution Plan
- Class A pursuant to Rule 12b-1 under the 1940 Act relating to the Class A shares of the Funds (the "Class A Plan").


The Class A Plan is designed to compensate ADI, on a monthly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to financial intermediaries who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Funds. Payment can also be directed by ADI to financial intermediaries that have entered into service agreements with respect to Class A shares of the Funds and that provide continuing personal services to their customers who own Class A shares of the Funds. The service fees payable to financial intermediaries are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such financial intermediaries' customers' accounts.

Of the aggregate amount payable under the Class A Plan, payments to financial intermediaries that provide continuing personal shareholder services to their customers who purchase and own Class A shares of the Funds, in amounts up to 0.25% of the average daily net assets of the Class A shares of each Fund attributable to the customers of such financial intermediaries, are characterized as service fees. Payments to financial intermediaries in excess of such amount and payments to ADI would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Class A shares of a Fund.

Except for the INVESCO Utilities Fund-Class A ("Utilities Fund"), under the Class A Plan, Class A shares of the Funds pay compensation to ADI at an annual rate of 0.35% per annum of the average daily net assets attributable to Class A shares for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. During any period in which a Fund is closed due to high asset levels, the Class A shares of the Fund will reduce this payment of 0.35% to 0.25% per annum.

For the Utilities Fund, the Trust under the Class A Plan pays compensation to ADI at an annual rate of 0.25% per annum of the average daily net assets attributable to the Utilities Fund for the purpose of financing any activity which primarily intended to result in the sale of Class A.


CLASS B. The Trust has adopted an Amended and Restated Master  Distribution Plan
- Class B pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Funds (the "Class B Plan"). Under the Class B Plan, Class B shares of the

Funds pay compensation monthly to ADI at an annual rate of 1.00% per annum of the average daily net assets attributable to Class B shares for the purpose of financing any activity which is primarily intended to result in the sale of Class B shares. Of such amount, each Fund pays a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected financial intermediaries that have entered into service agreements with respect to Class B shares of the Funds and that provide continuing personal shareholder services to their customers who purchase and own Class B shares. The Class B Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Class B shares of a Fund.


The Class B Plan may obligate the Class B shares to continue to make payments to ADI following termination of the Class B Plan with respect to Class B shares sold by or attributable to the distribution efforts of ADI or its predecessor unless there has been a complete termination of the Class B Plan (as defined in such Plan). Additionally, the Class B Plan expressly authorizes ADI to assign, transfer, or pledge its rights to payments pursuant to the Class B Plan. The contingent deferred sales charge (CDSC) on Class B shares will continue to be applicable even in the event of a complete termination of the Class B Plan (as defined in such Plan).


CLASS C. The Trust has adopted an Amended and Restated Master  Distribution Plan
- Class C pursuant to Rule 12b-1 under the 1940 Act relating to the Class C shares of the Funds (the "Class C Plan"). Under the Class C Plan, Class C shares of the Funds pay compensation monthly to ADI at an annual rate of 1.00% per annum of the average daily net assets attributable to Class C shares for the purpose of financing any activity which is primarily intended to result in the sale of Class C shares. The Class C Plan is designed to compensate ADI for certain promotional and other sales-related costs, and to implement a financial intermediary incentive program which provides for periodic payments to selected financial intermediaries that have entered onto service agreements and furnish continuing personal shareholder services to their customers who purchase and own Class C shares of a Fund.


Of the aggregate amount payable under the Class C Plan, payments to financial intermediaries that provide continuing personal shareholder services to their customers who purchase and own Class C shares of a Fund, in amounts of up to 0.25% of the average daily net assets of the Class C shares of the Fund attributable to the customers of such financial intermediaries, are characterized as a service fee. Payments to financial intermediaries in excess of such amount and payments to ADI would be characterized as an asset-based sales charge pursuant to the Class C Plan. The Class C Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Class C shares.

ADI may pay sales commissions to financial intermediaries that sell Class C shares of the Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold or serviced by the financial intermediary, and will consist of an asset-based sales charge of 0.75% of the purchase price of Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. ADI will retain all payments received by it relating to Class C shares for the first thirteen months after they are purchased. The portion of the payments to ADI under the Class C Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit ADI to recoup a portion of on-going sales commissions to financial intermediaries plus financing costs, if any. After the first thirteen months, ADI will make such payments quarterly to financial intermediaries based on the average net asset value of Class C shares which are attributable to shareholders for whom the financial intermediaries are designated as dealers of record. These commissions are not paid on sales to investors who may not be subject to payment of the CDSC and in circumstances where ADI grants an exemption on particular transactions. Should the financial intermediary elect to waive the asset-based sales charge, the 12b-1 fees will begin to be paid by ADI to the financial intermediary immediately.


CLASS K (ENERGY, FINANCIAL SERVICES, HEALTH SCIENCES, LEISURE, TECHNOLOGY, AND TELECOMMUNICATIONS FUNDS). The Trust has adopted an Amended and Restated Master Distribution Plan - Class K pursuant to Rule 12b-1 under the 1940 Act relating to Class K shares (the "Class K Plan"). Under the Class K Plan, Class K shares of the Funds pay compensation monthly to ADI at an annual rate of 0.45% of average net assets attributable to Class K shares for the purpose of financing any activity which is primarily intended to result in the sale of Class K shares. The Class K Plan is designed to compensate ADI for certain promotional and other sales-related costs, and to implement a financial intermediary incentive program which provides for periodic payments to selected financial intermediaries that have entered into service agreements and furnish continuing personal shareholder services to their customers who purchase and own Class K shares of a Fund.


Of the aggregate amount payable under the Class K Plan, payments to financial intermediaries that provide continuing personal shareholder services to their customers who purchase and own Class K shares of a Fund may be characterized as a service fee.

ALL PLANS. Activities appropriate for financing under the Plans include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; and supplemental payments to financial intermediaries such as asset-based sales charges or as payments of service fees under shareholder service arrangements.

A significant expenditure under the Plans is compensation paid to financial intermediaries, which may include INVESCO- or AIM-affiliated companies, in order to obtain various distribution-related and/or administrative services for the Funds. Each Fund is authorized by a Plan to use its assets to finance the payments made to obtain those services from selected financial intermediaries which may enter into agreements with ADI. Payments will be made by ADI to financial intermediaries who sell shares of a Fund and may be made to banks, savings and loan associations, and other depository institutions ("Banks"). Although the Glass-Steagall Act and the various rules and regulations promulgated thereunder limits the ability of certain Banks to act as underwriters of mutual fund shares, the Advisor does not believe that these limitations would affect the ability of such Banks to enter into arrangements with ADI at this time, although ADI can give no assurance in this regard. However, to the extent it is determined otherwise in the future, arrangements with Banks might have to be modified or terminated, and, in that case, the size of the Funds possibly could decrease to the extent that the Banks would no longer invest customer assets in the Funds. Neither the Trust nor its investment advisor will give any preference to Banks which enter into such arrangements when selecting investments to be made by a Fund.

ADI is the distributor of the Funds. Prior to July 1, 2003, IDI was the distributor of the Funds and as such the Funds made payments to IDI, the Funds' former distributor, under the Investor Class, Class A, Class B, Class C and, if applicable, Class K Plans during the fiscal year ended March 31, 2003 in the following amounts:

FUND                      INVESTOR CLASS CLASS A   CLASS B    CLASS C    CLASS K
----                      -------------- -------   -------    -------    -------
Energy Fund                 $  710,505  $ 19,438   $  6,195   $102,870  $    526
Financial Services Fund     $2,428,349  $  9,547   $  5,826   $134,199  $  5,109
Gold & Precious Metals
  Fund                      $  279,306  $  4,965   $  6,902   $ 22,606    N/A(1)

Health Sciences Fund        $2,942,165  $  4,556   $  3,194   $ 89,870  $  9,856
Leisure Fund                $1,625,603  $ 52,465   $ 44,957   $176,639  $277,058



FUND                      INVESTOR CLASS CLASS A   CLASS B    CLASS C    CLASS K
----                      -------------- -------   -------    -------    -------
Technology Fund             $2,923,222  $  6,303  $  1,332   $ 88,805   $ 98,700
Telecommunications Fund     $  948,389  $  2,727  $     99   $ 37,403   $  3,117
Utilities Fund              $  230,252  $  1,046  $  1,559   $ 10,094     N/A(1)

(1) Class K shares are not offered.

In addition, as of the fiscal year ended March 31, 2003 the following distribution accruals had been incurred by the Funds and will be paid during the fiscal year ended March 31, 2004:

FUND                      INVESTOR CLASS CLASS A   CLASS B    CLASS C    CLASS K
----                      -------------- -------  --------   --------   --------
Energy Fund                  $  46,874   $ 2,770  $  1,144   $  7,741   $    100
Financial Services Fund      $ 147,069   $ 1,253  $    764   $  8,177   $    465
Gold & Precious Metals Fund  $  19,287   $   422  $  1,738   $  2,309     N/A(1)
Health Sciences Fund         $ 185,484   $   577  $    467   $  5,182   $    737
Leisure Fund                 $ 105,106   $ 7,193  $  6,290   $ 14,074   $ 23,460


Technology Fund              $ 174,578   $ 1,194  $    423   $  4,925   $  8,100
Telecommunications Fund      $  55,275   $   110  $     12   $  2,258   $    248
Utilities Fund               $  14,474   $   121  $    157   $    546     N/A(1)

(1) Class K shares are not offered.

For the fiscal year ended March 31, 2003, allocation of 12b-1 amounts paid by the Funds for the following categories of expenses were:

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

FUND                    INVESTOR CLASS  CLASS A   CLASS B   CLASS C   CLASS K
----                    --------------  -------   -------   -------   -------
ENERGY FUND
Advertising                 $       58  $     0   $     0   $      0  $      0
Sales literature, printing,
  and postage               $   55,708  $     0   $     0   $      0  $      0
Public Relations/Promotion  $   68,082  $     0   $     0   $      0  $      0
Compensation to securities
  dealers and other
  organizations             $  375,807  $19,438   $ 6,195   $102,870  $    526
Marketing personnel         $  210,850  $     0   $     0   $      0  $      0


FUND                    INVESTOR CLASS  CLASS A   CLASS B   CLASS C   CLASS K
----                    --------------  -------   -------   -------   -------
FINANCIAL SERVICES FUND
Advertising                 $      223  $     0   $     0   $      0  $      0
Sales literature, printing,
  and postage               $  170,544  $     0   $     0   $      0  $      0
Public Relations/Promotion  $  246,041  $     0   $     0   $      0  $      0
Compensation to securities
  dealers and other
  organizations             $1,243,518  $ 9,547   $ 5,826   $134,199  $  5,109
Marketing personnel         $  768,023  $     0   $     0   $      0  $      0

GOLD & PRECIOUS METALS FUND
Advertising                 $       32  $     0   $     0   $      0  N/A(1)
Sales literature, printing,
  and postage               $   35,454  $     0   $     0   $      0  N/A(1)
Public Relations/Promotion  $   36,978  $     0   $     0   $      0  N/A(1)
Compensation to securities
  dealers and other
  organizations             $   86,179  $ 4,965   $ 6,902   $ 22,606  N/A(1)
Marketing personnel         $  120,663  $     0   $     0   $      0  N/A(1)

HEALTH SCIENCES FUND
Advertising                 $      291  $     0   $     0   $      0  $      0
Sales literature, printing,
  and postage               $  225,321  $     0   $     0   $      0  $      0
Public Relations/Promotion  $  326,062  $     0   $     0   $      0  $      0
Compensation to securities
  dealers and other
  organizations             $1,370,151  $ 4,556   $ 3,194   $ 89,870  $  9,856
Marketing personnel         $1,020,340  $     0   $     0   $      0  $      0

LEISURE FUND
Advertising                 $      154  $     0   $     0   $      0  $      0
Sales literature, printing,
  and postage               $  122,412  $     0   $     0   $      0  $      0
Public Relations/Promotion  $  162,199  $     0   $     0   $      0  $      0
Compensation to securities
  dealers and other
  organizations             $  830,348  $52,465   $44,957   $176,639  $277,058
Marketing personnel         $  510,490  $     0   $     0   $      0  $      0

FUND                     INVESTOR CLASS  CLASS A   CLASS B   CLASS C   CLASS K
----                     --------------  -------   -------   -------   -------

TECHNOLOGY FUND
Advertising                 $      291  $     0   $     0   $      0  $      0
Sales literature, printing,
  and postage               $  205,397  $     0   $     0   $      0  $      0
Public Relations/Promotion  $  314,573  $     0   $     0   $      0  $      0
Compensation to securities
  dealers and other
  organizations             $1,446,121  $ 6,303   $ 1,332   $ 88,805  $ 98,700
Marketing personnel         $  956,840  $     0   $     0   $      0  $      0

TELECOMMUNICATIONS FUND
Advertising                 $      107  $     0   $     0   $      0  $      0
Sales literature, printing,
  and postage               $   77,422  $     0   $     0   $      0  $      0
Public Relations/Promotion  $  115,467  $     0   $     0   $      0  $      0
Compensation to securities
  dealers and other
  organizations             $  403,177  $ 2,727   $    99   $ 37,403  $  3,117
Marketing personnel         $  352,216  $     0   $     0   $      0  $      0

UTILITIES FUND
Advertising                 $       23  $     0   $     0   $      0      N/A(1)
Sales literature, printing,
  and postage               $   18,628  $     0   $     0   $      0      N/A(1)
Public Relations/Promotion  $   26,436  $     0   $     0   $      0      N/A(1)
Compensation to securities
  dealers and other
  organizations             $  103,183  $ 1,046   $ 1,559   $ 10,094      N/A(1)
Marketing personnel         $   81,982  $     0   $     0   $      0      N/A(1)

(1) Class K shares are not offered.

The services which are provided by securities dealers and other organizations may vary by financial intermediary but include, among other things, processing new shareholder account applications, preparing and transmitting to the Trust's Transfer Agent computer-processable tapes of all Fund transactions by customers, serving as the primary source of information to customers in answering questions concerning the Funds, and assisting in other customer transactions with the Funds.


The Plans provide that they shall continue in effect with respect to each Fund as long as such continuance is approved at least annually by the vote of the Board cast in person at a meeting called for the purpose of voting on such continuance, including the vote of a majority of the Independent Trustees. A Plan can be terminated at any time by a Fund, without penalty, if a majority of the Independent Trustees, or shareholders of the relevant class of shares of the Fund, vote to terminate a Plan. Unless a complete termination of the Class B Plan (as defined in such Plan) occurs, Class B shares will continue to make payments to ADI with respect to Class B Shares sold by or attributable to the distribution efforts of ADI or its predecessor. The Trust may, in its absolute discretion, suspend, discontinue, or limit the offering of its shares at any time. In determining whether any such action should be taken, the Board intends to consider all relevant factors including, without limitation, the size of a Fund, the investment climate for a Fund, general market conditions, and the volume of sales and redemptions of a Fund's shares. The Plans may continue in effect and payments may be made under a Plan following any temporary suspension or limitation of the offering of Fund shares; however, the Trust is not contractually obligated to continue a Plan for any particular period of time. Suspension of the offering of a Fund's shares would not, of course, affect a shareholder's ability to redeem his or her shares.


So long as the Plans are in effect, the selection and nomination of persons to serve as Independent Trustees of the Trust shall be committed to the Independent Trustees then in office at the time of such selection or nomination. The Plans may not be amended to increase the amount of a Fund's payments under a Plan without approval of the shareholders of that Fund's respective class of shares, and all material amendments to a Plan must be approved by the Board, including a majority of the Independent Trustees. Under the agreement implementing the Plans, ADI or a Fund, the latter by vote of a majority of the Independent Trustees, or a majority of the holders of the relevant class of a Fund's outstanding voting securities, may terminate such agreement without penalty upon thirty days' written notice to the other party.

To the extent that a Plan constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, it shall remain in effect as such, so as to authorize the use of Fund assets in the amounts and for the purposes set forth therein, notwithstanding the occurrence of an assignment, as defined by the 1940 Act, and rules thereunder. To the extent it constitutes an agreement pursuant to a plan, a Fund's obligation to make payments to ADI shall terminate automatically, in the event of such "assignment." In this event, a Fund may continue to make payments pursuant to a Plan only upon the approval of new arrangements regarding the use of the amounts authorized to be paid by a Fund under a Plan. Such new arrangements must be approved by the trustees, including a majority of the Independent Trustees, by a vote cast in person at a meeting called for such purpose. These new arrangements might or might not be with ADI. On a quarterly basis, the trustees review information about the distribution services that have been provided to each Fund and the 12b-1 fees paid for such services. On an annual basis, the trustees consider whether a Plan should be continued and, if so, whether any amendment to the Plan, including changes in the amount of 12b-1 fees paid by each class of a Fund, should be made.

The only trustees and interested persons, as that term is defined in Section 2(a)(19) of the 1940 Act, who have a direct or indirect financial interest in the operation of the Plans are the officers and trustees of the Trust who are also officers either of ADI or other companies affiliated with ADI. The benefits which the Trust believes will be reasonably likely to flow to a Fund and its shareholders under the Plans include the following:

     o    Enhanced  marketing  efforts,  if  successful,  should  result  in  an increase in net assets through the sale of additional shares and afford greater resources with which to pursue the investment objectives of the Funds;

     o The sale of additional shares reduces the likelihood that redemption of shares will require the liquidation of securities of the Funds in amounts and at times that are disadvantageous for investment purposes; and

     o Increased Fund assets may result in reducing each investor's share of certain expenses through economies of scale (e.g. exceeding established breakpoints in an advisory fee schedule and allocating fixed expenses over a larger asset base), thereby partially offsetting the costs of a Plan.

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

The positive effect which increased Fund assets will have on the Advisor's revenues could allow the Advisor and its affiliated companies:

     o To have greater resources to make the financial commitments necessary to improve the quality and level of the Funds' shareholder services (in both systems and personnel);

     o To increase the number and type of mutual funds available to investors from the Advisor and its affiliated companies (and support them in their infancy), and thereby expand the investment choices available to all shareholders; and

     o To acquire and retain talented employees who desire to be associated with a growing organization.

SALES CHARGES AND DEALER CONCESSIONS

SALES CHARGES

Class A shares of the Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000.

                                                         Dealer
                            Investor's Sales Charge      Concession
                            -----------------------      ----------
                            As a            As a         As a Percentage
                            Percentage     Percentage    of the
                            of the Public  of the Net    Public
Amount of Investment in     Offering       Amount        Offering
Single Transaction(1)       Price          Invested      Price
-----------------------     -------------  ----------    ----------------

Less than                   $   25,000       5.50%       5.82%       4.75%
$ 25,000 but     less than  $   50,000       5.25        5.54        4.50
$ 50,000 but     less than  $  100,000       4.75        4.99        4.00
$100,000 but     less than  $  250,000       3.75        3.90        3.00
$250,000 but     less than  $  500,000       3.00        3.09        2.50
$500,000 but     less than  $1,000,000       2.00        2.04        1.60

(1) There is no sales charge on purchases of $1,000,000 or more; however, ADI may pay a dealer concession and/or advance a service fee on such transactions as set forth below.


ADI may elect to re-allow the entire initial sales charge to financial intermediaries for all sales with respect to which orders are placed with ADI during a particular period. Financial intermediaries to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

In addition to amounts paid to financial intermediaries as a dealer concession out of the initial sales charge paid by investors, ADI may, from time to time, at its expense or as an expense for which it may be compensated under a Plan, if applicable, pay a bonus or other consideration or incentive to financial intermediaries who sell a minimum dollar amount of the shares of the INVESCO Funds during a specified period of time. At the option of the financial intermediary, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying financial intermediaries and their families to places within or outside the

United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of a Fund's shares or the amount a Fund will receive as proceeds from such sales. Financial intermediaries may not use sales of a Fund's shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

ADI may pay sales commissions to financial intermediaries that sell Class B shares of the Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the financial intermediary, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year's service fee of 0.25% with respect to such shares. The portion of the payments to ADI under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit ADI to recoup a portion of such sales commissions plus financing costs.

ADI may pay sales commissions to financial intermediaries that sell Class C shares of the Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the financial intermediary, and will consist of a sales commission of 0.75% of the purchase price of Class C shares sold plus an advance of the first year's service fee of 0.25% with respect to such shares. ADI will retain all payments received by it relating to Class C shares for the first twelve months after they are purchased. The portion of the payments to ADI under the Class C Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit ADI to recoup a portion of on-going sales commissions to financial intermediaries plus financing costs, if any. After the first twelve months, ADI will make such payments quarterly to financial intermediaries based on the average net asset value of Class C shares which are attributable to shareholders for whom the financial intermediaries are designated as dealers of record. These commissions are not paid on sales to investors who may not be subject to payment of the CDSC and in circumstances where ADI grants an exemption on particular transactions. Should the financial intermediary elect to waive the sales commission, the 12b-1 fees will begin to be paid by ADI to the financial intermediary immediately.

DEALER CONCESSIONS (CLASS A AND CLASS K ONLY)

Investors who purchase $1,000,000 or more of Class A shares do not pay an initial sales charge. ADI may pay financial intermediaries for share purchases (measured on an annual basis) by non-qualified investors and qualified plans of Class A and Class K shares of the Funds as follows.

Non-Qualified Investors. ADI may pay financial intermediaries for share purchases of $1,000,000 or more of Class A shares of the Funds sold at net asset value to non-qualified investors as follows: 1.00% of the first $2 million of such purchases, 0.80% on the next $1 million of such purchases, 0.50% on the next $17 million of such purchases, and 0.25% of amounts in excess of $20 million of such purchases.

Qualified Plans. ADI may pay financial intermediaries for Class A and Class K share purchases as follows:

     Class A - Option 1: For qualified plans of $1,000,000 or more, 0.50% of the first $20 million and 0.25% of amounts in excess of $20 million. The trail commission will be paid out beginning in the 13th month.

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

     Class A - Option 2: No additional fee is paid to financial intermediaries; however, the trail commission will begin to accrue immediately.

     Class K - Option 1: For qualified plans of $1,000,000 or more, 0.70% of the first $5 million and 0.45% of amounts in excess of $5 million. The trail commission will be paid out beginning in the 13th month.

     Class K - Option 2: No additional fee is paid to financial intermediaries; however, the trail commission will begin to accrue immediately.

REDUCTIONS IN INITIAL SALES CHARGES (CLASS A ONLY)

Reductions in the initial sales charges shown in the sales charges table (quantity discounts) apply to purchases of Class A shares of the Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "Purchaser" as hereinafter defined.

The term "Purchaser" means:

     o an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money purchase/profit sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the Purchaser as defined below);

     o a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), if:

          a. the employer/sponsor submits contributions for all participating employees in a single contribution transmittal (I.E., the Funds will not accept contributions submitted with respect to individual participants);

          b. each transmittal is accompanied by a single check or wire transfer; and

          c. all new participants are added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

     o a trustee or fiduciary purchasing for a single trust, estate, or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under
          Section 401 of the Code) and 457 plans, if more than one beneficiary or participant is involved;

     o a Simplified Employee Pension (SEP), Salary Reduction and other Elective Simplified Employee Pension account (SAR-SEP) or Savings Incentive Match Plans for Employees IRA (SIMPLE IRA), where the employer has notified ADI in writing that all of its related employee SEP, SAR-SEP or SIMPLE IRA accounts should be linked; or

     o any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

Investors or financial intermediaries seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. ADI reserves the right to determine whether any Purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute Class A shares of the INVESCO Funds without payment of the applicable sales charge other than to persons or entities that qualify for a reduction in the sales charge as provided herein.

1. LETTER OF INTENT (CLASS A ONLY). A Purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI confirms such Purchaser's intention as to the total investment to be made in shares of the Funds within the following thirteen consecutive months. By marking the LOI section on the account application and by signing the account application, the Purchaser indicates that he/she understands and agrees to the terms of the LOI and is bound by the provisions described below.

Each purchase of fund shares normally subject to an initial sales charge made during the thirteen-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the Purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Right of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the thirteen-month period after meeting the original obligation, a Purchaser may revise his or her intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a Purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the thirteen-month period do not total the amount specified, the Purchaser will pay the increased amount of sales charge as described below. Purchases made within ninety days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the ninety-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than ninety days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the transfer agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the Purchaser. All shares purchased, including those escrowed, will be registered in the Purchaser's name. If the total investment specified under this LOI is completed within the thirteen-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the Purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the Purchaser does not pay such difference within twenty days of the expiration date, he/she irrevocably constitutes and appoints the Transfer Agent as his/her attorney to surrender for redemption any or all shares, to make up such difference within sixty days of the expiration date.

If at any time before completing the LOI Program, the Purchaser wishes to cancel the agreement, he/she must give written notice to ADI. If at any time before completing the LOI Program the Purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his/her total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

2. RIGHTS OF ACCUMULATION (CLASS A ONLY). A Purchaser may also qualify for reduced initial sales charges based upon such Purchaser's existing investment in an INVESCO Fund and/or AIM Fund shares (Class A, B, C, K or R) at the time of the proposed purchase. To determine whether a reduced initial sales charge applies to a proposed purchase, ADI takes into account not only the money which is invested upon such proposed purchase, but also the value of all such shares owned by such Purchaser, calculated at the then current public offering price. If a Purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such Purchaser, calculated at the then current public offering price, and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a Purchaser already owns shares with a value of $20,000 and wishes to invest an additional $20,000 in shares, with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the Purchaser or his financial intermediary must furnish ADI with a list of the account numbers and the names in which such accounts of the Purchaser are registered at the time the purchase is made.

Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation described above.

PURCHASES AT NET ASSET VALUE (CLASS A ONLY). Purchases of Class A shares of the Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and distributions from a Fund; (b) exchanges of shares of certain funds; (c) use of the reinstatement privilege; or (d) a merger, consolidation or acquisition of assets of a fund.

The following Purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these Purchasers:

     o    The Advisor and its affiliates, or their clients;

     o Any current or retired officer, trustee, or employee (and members of their immediate family) of the Advisor, its affiliates or the INVESCO Funds or AIM Funds and any foundation, trust, or employee benefit plan established exclusively for the benefit of, or by, such persons;

     o Sales representatives and employees (and members of their immediate family) of selling group members or financial institutions that have arrangements with such selling group members;

     o Financial intermediaries that place trades for their own accounts or the accounts of their clients and that charge a management, consulting, or other fee for their services; and clients of such financial intermediaries who place trades for their own accounts if the accounts are linked to the master account of such financial intermediary on the books and records of a broker or agent;

     o Employee benefit plans designated as Purchasers as defined above, and non-qualified plans offered in conjunction therewith, provided the initial investment in the plan(s) is at least $1 million; the sponsor signs a $1 million LOI; the employer-sponsored plan(s) has at least 100 eligible employees; or all plan transactions are executed through a single omnibus account and the financial intermediary has entered into the appropriate agreements with the ADI. Section 403(b) plans sponsored by public educational institutions are not eligible for a sales charge exception based on the aggregate investment made by the plan or the number of eligible employees. Purchases of the Funds by such plans are subject to initial sales charges; and

     o A shareholder of a fund that merges or consolidates with a Fund or that sells its assets to a Fund in exchange for shares of that Fund.

As used above, immediate family includes an individual and his or her spouse, children, parents, and parents of spouse.

CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS

In addition to the exceptions described in the Investor Class, Class A, B, C, and K Prospectus, CDSCs will not apply to the following:

     o Redemptions following the death or post-purchase disability of (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

     o Certain distributions from individual retirement accounts, Section 403(b) retirement plans, Section 457 deferred compensation plans and
          Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70-1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer not later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class A, Class B, Class C, or Class K shares of a Fund; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of the participant or beneficiary;


     o Liquidation by a Fund when the account value falls below the minimum required account size of $500 ($250 for Investor Class);

     o    Investment account(s) of the Advisor; and

     o Class C shares if the investor's financial intermediary of record notifies ADI prior to the time of investment that the financial intermediary waives the payment otherwise payable to it.

Upon the redemption of Class A shares purchased in amounts of $1 million or more, no CDSC will be applied in the following situations:

     o Redemptions from employee benefit plans designated as qualified Purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in a Fund, and not on the aggregate investment made by the plan or on the number of eligible employees;

     o    Private foundations or endowment funds; and

     o Redemption of shares by the investor where the investor's financial intermediary waives the amounts otherwise payable to it by ADI and notifies ADI prior to the time of investment.


CALCULATION OF NET ASSET VALUE (ALL CLASSES)

Each Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, each Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, the Fund will generally use futures and options contract closing prices which are available fifteen (15) minutes after the close of the customary trading session of the NYSE. The Funds determine net asset value per share by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles.

Each security (excluding convertible bonds) held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") or absent a NOCP, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.

Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board. Short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Foreign securities are converted into U.S. dollars using exchange rates as of the close of the NYSE. Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE which will not be reflected in the computation of a Fund's net asset value. If a development/event has actually caused that closing price to no longer reflect actual value, the closing price, as of the close of the applicable market, may be adjusted to reflect the fair value of the affected securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board.

Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the net asset value per share of a Fund may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.


HOW TO PURCHASE AND REDEEM SHARES

A complete description of the manner by which shares of the Funds may be purchased appears in the Prospectuses under the caption "How To Buy Shares."

The sales charge normally deducted on purchases of Class A shares of the Funds is used to compensate ADI and participating financial intermediaries for their expenses incurred in connection with the distribution of such shares. Since there is little expense associated with unsolicited orders placed directly with ADI by persons, who because of their relationship with the Funds or with the Advisor and its affiliates, are familiar with the Funds, or whose programs for purchase involve little expense (E.G., because of the size of the transaction and shareholder records required), ADI believes that it is appropriate and in the Funds' best interests that such persons be permitted to purchase Class A shares of the Funds through ADI without payment of a sales charge. The persons who may purchase Class A shares of the Funds without a sales charge are set forth herein under the caption "Reductions in Initial Sales Charges - Purchases at Net Asset Value."

The following formula may be used by an investor to determine the public offering price per Class A share of an investment:

  Net Asset Value / (1 - Sales Charge as % of Offering Price) = Offering Price


Information concerning redemption of a Fund's shares is set forth in the Prospectuses under the caption "How To Sell Shares." Shares of the Funds may be redeemed directly through ADI or through any financial intermediary who has entered into an agreement with ADI. In addition to the Funds' obligation to redeem shares, ADI may also repurchase shares as an accommodation to the shareholders. To effect a repurchase, those financial intermediaries who have executed agreements with ADI must phone orders to the order desk of the Funds at 1-800-347-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value of each Fund next determined after such order is received. Such arrangement is subject to timely receipt by ADI of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by the Funds or by ADI (other than any applicable CDSC) when shares are redeemed or repurchased, financial intermediaries may charge a fair service fee for handling the transaction. The Advisor intends to redeem all shares of the Funds in cash.


The right of redemption  may be suspended or the date of payment  postponed when
(a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

OTHER SERVICE PROVIDERS

INDEPENDENT ACCOUNTANTS


PricewaterhouseCoopers LLP, 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, are the independent accountants of the Trust. The independent accountants are responsible for auditing the financial statements of the Funds.


CUSTODIAN

State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, is the custodian of the cash and investment securities of the Trust. The custodian is also responsible for, among other things, receipt and delivery of each Fund's investment securities in accordance with procedures and conditions specified in the custody agreement with the Trust. The custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

TRANSFER AGENT

AIM Investment Services, Inc., 11 Greenway Plaza, Suite 100, Houston, TX 77046, is the Trust's transfer agent, registrar, and dividend disbursing agent. Services provided by AIS include the issuance, cancellation, and transfer of shares of the Funds, and the maintenance of records regarding the ownership of such shares.

LEGAL COUNSEL

The firm of Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, PA 19103-7599, is legal counsel for the Trust.

BROKERAGE ALLOCATION AND OTHER PRACTICES

As the investment advisor to the Funds, the Advisor places orders for the purchase and sale of securities with broker-dealers based upon an evaluation of the financial responsibility of the broker-dealers and the ability of the broker-dealers to effect transactions at the best available prices.

While the Advisor seeks reasonably competitive commission rates, the Funds do not necessarily pay the lowest commission or spread available. The Advisor is permitted to, and does, consider qualitative factors in addition to price in the selection of brokers. Among other things, the Advisor considers the quality of executions obtained on a Fund's portfolio transactions, viewed in terms of the size of transactions, prevailing market conditions in the security purchased or sold, and general economic and market conditions. The Advisor has found that a broker's consistent ability to execute transactions is at least as important as the price the broker charges for those services.

In seeking to ensure that the commissions charged a Fund are consistent with prevailing and reasonable commissions, the Advisor monitors brokerage industry practices and commissions charged by broker-dealers on transactions effected for other institutional investors like the Funds.

Consistent with the standard of seeking to obtain favorable execution on portfolio transactions, the Advisor may select brokers that provide research services to the Advisor and the Trust, as well as other mutual funds and other accounts managed by the Advisor. Research services include statistical and analytical reports relating to issuers, industries, securities and economic factors and trends, which may be of assistance or value to the Advisor in making informed investment decisions. Research services prepared and furnished by brokers through which a Fund effects securities transactions may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor in connection with a particular Fund. Conversely, a Fund receives benefits of research acquired through the brokerage transactions of other clients of the Advisor.

In order to obtain reliable trade execution and research services, the Advisor may utilize brokers that charge higher commissions than other brokers would charge for the same transaction. This practice is known as "paying up." However, even when paying up, the Advisor is obligated to obtain favorable execution of a Fund's transactions.

Portfolio transactions also may be effected through broker-dealers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients. When a number of broker-dealers can provide comparable best price and execution on a particular transaction, the Advisor may consider the sale of a Fund's shares by a broker-dealer in selecting among qualified broker-dealers.

Certain of the INVESCO Funds and AIM Funds utilize fund brokerage commissions to pay custody fees for each respective fund. This program requires that the participating funds receive favorable execution.

BROKERAGE COMMISSIONS AND UNDERWRITING DISCOUNTS

The aggregate dollar amount of brokerage commissions and underwriting discounts paid by each Fund for the periods outlined in the table below were:

ENERGY FUND
Year Ended March 31, 2003           $  1,874,405
Year Ended March 31, 2002              3,393,626
Year Ended March 31, 2001              4,306,516

FINANCIAL SERVICES FUND
Year Ended March 31, 2003           $  2,680,782
Year Ended March 31, 2002              4,316,512
Year Ended March 31, 2001              3,618,637

GOLD & PRECIOUS METALS FUND
Year Ended March 31, 2003           $    642,351
Year Ended March 31, 2002                204,569
Year Ended March 31, 2001                387,218

HEALTH SCIENCES FUND
Year Ended March 31, 2003           $  4,918,477
Year Ended March 31, 2002              5,839,126
Year Ended March 31, 2001              8,574,242

LEISURE FUND
Year Ended March 31, 2003           $  1,189,376
Year Ended March 31, 2002                963,821
Year Ended March 31, 2001              1,084,892




TECHNOLOGY FUND
Year Ended March 31, 2003           $ 11,471,075
Year Ended March 31, 2002             13,742,652
Year Ended March 31, 2001             17,486,205

TELECOMMUNICATIONS FUND
Year Ended March 31, 2003           $  2,988,990
Year Ended March 31, 2002              5,492,773
Year Ended March 31, 2001              8,149,792

UTILITIES FUND
Year Ended March 31, 2003           $    455,873
Year Ended March 31, 2002                569,850
Year Ended March 31, 2001                571,816

For the fiscal years ended March 31, 2003, 2002 and 2001 brokers providing research services received $18,752,340, $22,446,763, and $28,925,873, respectively, in commissions on portfolio transactions effected for the Funds. The aggregate dollar amount of such portfolio transactions was $9,314,654,214, $12,365,551,799, and $19,997,541,726, respectively. Commissions totaling $614,244, $811,039, and $1,299,597, respectively were allocated to certain brokers in recognition of their sales of shares of the Funds on portfolio transactions of the Funds effected during the fiscal years ended March 31, 2003, 2002 and 2001.

At March 31, 2003, the Funds held equity and debt securities of their regular brokers or dealers, or their parents, as follows:

--------------------------------------------------------------------------------
                                                                  Value of
                                                                Securities at
          Fund                   Broker or Dealer              March 31, 2003
================================================================================
Energy                    New Center Asset Trust                 10,000,000
                          State Street Boston                     9,000,000
                          State Street Bank & Trust                 360,000
--------------------------------------------------------------------------------
Financial Services        Citigroup Inc.                         40,375,400
                          Merrill Lynch & Co.                    38,232,000
--------------------------------------------------------------------------------
                          American International Group           36,118,379
--------------------------------------------------------------------------------
                          New Center Asset Trust                 25,000,000
--------------------------------------------------------------------------------
                          American Express                       20,379,959
--------------------------------------------------------------------------------
                          Morgan Stanley                         15,853,890
--------------------------------------------------------------------------------
                          UBS AG                                 10,871,420
--------------------------------------------------------------------------------
                          Goldman Sachs Group                     8,441,920
--------------------------------------------------------------------------------
                          Prudential Financial Inc.               5,873,400
--------------------------------------------------------------------------------
                          State Street Bank & Trust                 533,000
--------------------------------------------------------------------------------
Gold & Precious Metals    State Street Bank & Trust               8,531,000
--------------------------------------------------------------------------------
Health Sciences           State Street Bank & Trust               4,424,000
--------------------------------------------------------------------------------
Leisure                   State Street Bank & Trust               5,814,000
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Technology                New Center Asset Trust                 50,000,000
                          State Street Boston                    29,000,000
--------------------------------------------------------------------------------
                          State Street Bank & Trust               1,910,000
--------------------------------------------------------------------------------
Telecommunications        State Street Boston                    13,000,000
--------------------------------------------------------------------------------
                          New Center Asset Trust                 10,000,000
                          State Street Bank & Trust                 571,000
--------------------------------------------------------------------------------
Utilities                 None
--------------------------------------------------------------------------------
Neither the Advisor nor any affiliate of the Advisor receives any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between the Advisor or any person affiliated with the Advisor or the Funds and any broker or dealer that executes transactions for the Funds.

SHARES OF BENEFICIAL INTEREST

The Trust is authorized to issue an unlimited number of shares of beneficial interest of each class of shares of each Fund.

A share of each class of a Fund represents an identical interest in that Fund's investment portfolio and has the same rights, privileges, and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the Funds will affect the performance of those classes. Each share of a Fund is entitled to participate equally in dividends for that class, other distributions and the proceeds of any liquidation of a class of that Fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Institutional Class, Investor Class, Class A, B, C, and K shares will differ. All shares of a Fund will be voted together, except that only the shareholders of a particular class of a Fund may vote on matters exclusively affecting that class, such as the terms of a Rule 12b-1 Plan as it relates to the class. All shares issued and outstanding are, and all shares offered hereby when issued will be, fully paid and nonassessable. The Board has the authority to designate additional classes of common stock without seeking the approval of shareholders and may classify and reclassify any authorized but unissued shares.

Shares have no preemptive rights and are freely transferable on the books of each Fund.

All shares of the Trust have equal voting rights based on one vote for each share owned. The Trust is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Trust or as may be required by applicable law or the Trust's Articles of Incorporation, the Board will call special meetings of shareholders.

Trustees may be removed by action of the holders of a majority of the outstanding shares of the Trust. The Funds will assist shareholders in communicating with other shareholders as required by the 1940 Act.

Fund shares have noncumulative voting rights, which means that the holders of a majority of the shares of the Trust voting for the election of trustees of the Trust can elect 100% of the trustees if they choose to do so. If that occurs, the holders of the remaining shares voting for the election of trustees will not be able to elect any person or persons to the Board. Trustees may be removed by action of the holders of a majority of the outstanding shares of the Trust.

TAX CONSEQUENCES OF OWNING SHARES OF A FUND

Each Fund intends to continue to conduct its business and satisfy the applicable diversification of assets, distribution, and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund qualified as a regulated investment company and intends to continue to qualify during its current fiscal year. It is the intent of each Fund to distribute all investment company taxable income and net capital gain. As a result of this policy and the Funds' qualification as regulated investment companies, it is anticipated that none of the Funds will pay federal income or excise taxes and that all of the Funds will be accorded conduit or "pass through" treatment for federal income tax purposes. Therefore, any taxes that a Fund would ordinarily owe are paid by its shareholders on a pro-rata basis. If a Fund does not distribute all of its net investment income or net capital gain, it will be subject to income and excise taxes on the amount that is not distributed. If a Fund does not qualify as a regulated investment company, it will be subject to income tax on its net investment income and net capital gain at the corporate tax rates.

Dividends paid by a Fund from net investment income as well as distributions of net realized short-term capital gain and net realized gain from certain foreign currency transactions are taxable for federal income tax purposes as ordinary income to shareholders. After the end of each calendar year, the Funds send shareholders information regarding the amount and character of dividends paid in the year, including the dividends eligible for the dividends-received deduction for corporations. Dividends eligible for the dividends-received deduction will be limited to the aggregate amount of qualifying dividends that a Fund derives from its portfolio investments.

A Fund realizes a capital gain or loss when it sells a portfolio security for more or less than it paid for that security. Capital gain and losses are divided into short-term and long-term, depending on how long the Fund held the security which gave rise to the gain or loss. If the security was held one year or less the gain or loss is considered short-term, while holding a security for more than one year will generate a long-term gain or loss. A capital gain distribution consists of long-term capital gains which are taxed at the capital gain rate. Short-term capital gain are included with income from dividends and interest as ordinary income and are paid to shareholders as dividends, as discussed above. If total long-term gains on sales exceed total short-term losses, including any losses carried forward from previous years, a Fund will have a net capital gain. Distributions by a Fund of net capital gain are, for federal income tax purposes, taxable to the shareholder as a long-term capital gain regardless of how long a shareholder has held shares of the particular Fund. Such distributions are not eligible for the dividends-received deduction. After the end of each calendar year, the Funds send information to shareholders regarding the amount and character of distributions paid during the year.

All dividends and other distributions, to the extent of a Fund's earnings and profits, are taxable income to the shareholder, whether such dividends and distributions are reinvested in additional shares or paid in cash. If the net asset value of a Fund's shares should be reduced below a shareholder's cost as a result of a distribution, such distribution would be taxable to the shareholder although a portion would be a return of invested capital. The net asset value of shares of a Fund reflects accrued net investment income and undistributed realized capital and foreign currency gains; therefore, when a distribution is declared, the net asset value is reduced by the amount of the distribution. If shares of a Fund are purchased shortly before a distribution, the full price for the shares will be paid and some portion of the price may then be returned to the shareholder as a taxable dividend or capital gain. However, the net asset value per share will be reduced by the amount of the distribution. If a shareholder reinvests the distribution in a Fund, the shareholder's basis in the Fund increases by the amount of the distribution and the value of the Fund's investment is unchanged by the distribution.


If it invests in foreign securities, a Fund may be subject to the withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications and makes the election to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

A Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average value of at least 50% of its assets produce, or are held for the production of, passive income. Each Fund intends to "mark-to-market" its stock in any PFIC. In this context, "marking-to-market" means including in ordinary income for each taxable year the excess, if any, of the fair market value of the PFIC stock over the Fund's adjusted basis in the PFIC stock as of the end of the year. In certain circumstances, a Fund will also be allowed to deduct from ordinary income the excess, if any, of its adjusted basis in PFIC stock over the fair market value of the PFIC stock as of the end of the year. The deduction will only be allowed to the extent of any PFIC mark-to-market gains recognized as ordinary income in prior years. A Fund's adjusted tax basis in each PFIC stock for which it makes this election will be adjusted to reflect the amount of income included or deduction taken under the election.

Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currencies that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of each security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders.

The Advisor may provide Fund shareholders with information concerning the average cost basis of their shares in order to help them prepare their tax returns. This information is intended as a convenience to shareholders and will not be reported to the Internal Revenue Service (the "IRS"). The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The cost basis information provided by the Advisor will be computed using the single-category average cost method, although neither the Advisor nor the Funds recommend any particular method of determining cost basis. Other methods may result in different tax consequences. Even if you have reported gains or losses for a Fund in past years using another basis method, you may be able to use the average cost method for determining gains or losses in the current year. However, once you have elected to use the average cost method, you must continue to use it unless you apply to the IRS for permission to change methods. Likewise, changing to any basis method other than the average cost method requires IRS approval.

If you sell Fund shares at a loss after holding them for six months or less, your loss will be treated as long-term (instead of short-term) capital loss to the extent of any capital gain distributions that you may have received on those shares. Similarly, if you sell Fund shares at a loss after holding them for six months or less, your loss will be disallowed to the extent of any exempt-interest dividends that you may have received on those shares. If you pay a sales charge to acquire shares, that sales charge is generally treated as part of your cost basis for determining gain or loss upon disposition of those shares. However, if you exchange your shares within ninety days of acquisition and the sales charge was paid on the original shares, then the sales charge is not treated as part of your cost basis on the original shares, but instead, carries over to be included as part of your cost basis in the new or replacement shares.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its net capital gains for the one-year period ending on October 31 of that year, plus certain other amounts.


You should consult your own tax adviser regarding specific questions as to federal, state, and local taxes. Dividends and capital gain distributions will generally be subject to applicable state and local taxes. Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended, for income tax purposes does not entail government supervision of management or investment policies. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on November 11, 2003.


PERFORMANCE

From time to time, the Funds' advertising and/or sales literature may include discussions of general economic conditions, interest rates or generic topics pertaining to the mutual fund industry.

To keep shareholders and potential investors informed, the Advisor will occasionally advertise the Funds' total return for one-, five-, and ten-year periods (or since inception). Most advertisements of the Funds will disclose the maximum front-end sales charge imposed on purchases of a Fund's Class A shares and/or the applicable CDSC imposed on redemptions of a Fund's Class B and Class C shares. If any advertised performance data does not reflect the maximum front-end sales charge (if any), or the applicable CDSC, such advertisement will disclose that the sales charge or CDSC has not been deducted in computing the performance data, and that, if reflected, such charges would reduce the performance quoted.

Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of the maximum front-end sales charge at the time of purchase. Standardized total return for Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period. A 1% - 5% CDSC may be charged on redemptions of Class B shares held six years or less, other than shares acquired through reinvestment of dividends and other distributions. A 1% CDSC may be charged on redemptions of Class C shares held thirteen months or less, other than shares acquired through reinvestment of dividends and other distributions. Please see the section entitled "Distributor" for additional information on CDSCs. Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual returns tend to even out variations in a Fund's returns, investors should realize that the Fund's performance is not constant over time, but changes from year to year, and that average annual returns do not represent the actual year-to-year performance of the Fund.

In addition to average annual returns, each Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total return shows the actual rate of return on an investment for the period cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in a Fund's investment results, because they do not show the interim variations in performance over the periods cited. Total returns may be quoted with or without taking a Fund's maximum applicable Class A front-end sales charge or Class B or Class C CDSC into account. Excluding sales charges from a total return calculation produces a higher total return figure.


We may also advertise the Utilities Fund's "30-day SEC yield." "30-day SEC yield" is based on historical earnings and is not intended to indicate future performance. The "30-day SEC yield" of a Fund refers to the income generated by an investment in the Fund over a 30-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that period is assumed to be generated each 30-day period over a 52-week period and is shown as a percentage of the investment.

The "30-day SEC yield" for the Utilities Fund (with expense reimbursements) for the 30 days ended March 31, 2003 were:


                        Investor
Fund                    Class      Class A   Class B    Class C
----                    --------   -------   -------    -------
Utilities                 2.76%     2.54%     1.94%      1.94%


More information about the Funds' recent and historical performance is contained in the Trust's Annual Report to Shareholders. You can get a free copy by calling or writing to AIM Investment Services, Inc. using the telephone number or address on the back cover of the Funds' Prospectuses.

When we quote mutual fund rankings published by Lipper Inc., we may compare a Fund to others in its appropriate Lipper category, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare a Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials.

Performance figures are based on historical earnings and are not intended to suggest future performance.

Average annual total return performance for the one-, five-, and ten- (or since inception) periods ended September 30, 2003 was:

                                                                   10 YEAR OR
FUND AND CLASS                             1 YEAR      5 YEAR    SINCE INCEPTION
--------------                             ------      ------    ---------------

INVESTOR CLASS
--------------

Energy Fund
   Return Before Taxes                       15.08%      12.03%       8.30%
   Return After Taxes on Distributions       15.08%      11.66%       6.84%
   Return After Taxes on Distributions
       and Sale of Fund Shares                9.80%      10.41%       6.35%

Financial Services Fund
   Return Before Taxes                       21.04%       6.06%      11.83%
   Return After Taxes on Distributions       20.81%       4.67%       8.86%
   Return After Taxes on Distributions
       and Sale of Fund Shares               13.68%       4.70%       8.59%

Gold & Precious Metals Fund
   Return Before Taxes                       30.12%      10.68%      (1.15%)
   Return After Taxes on Distributions       30.12%      10.46%      (2.45%)
   Return After Taxes on Distributions
       and Sale of Fund Shares               19.58%       9.15%      (1.59%)

Health Sciences Fund
   Return Before Taxes                        8.71%       1.37%      11.84%
   Return After Taxes on Distributions        8.71%      (0.57%)      9.49%
   Return After Taxes on Distributions
       and Sale of Fund Shares                5.66%      (0.52%)      9.43%

Leisure Fund
   Return Before Taxes                       20.05%      13.91%      11.98%
   Return After Taxes on Distributions       20.05%      12.16%       9.74%
   Return After Taxes on Distributions
       and Sale of Fund Shares               13.03%      11.41%       9.29%

Technology Fund
   Return Before Taxes                       46.53%      (2.76%)      6.23%
   Return After Taxes on Distributions       46.53%      (3.27%)      3.49%
   Return After Taxes on Distributions
       and Sale of Fund Shares               30.24%     ( 2.16%)      4.02%

Telecommunications Fund
   Return Before Taxes                       30.28%      (7.71%)      3.47%(2)

                                                                 10 YEAR OR
FUND AND CLASS                             1 YEAR       5 YEAR   SINCE INCEPTION
--------------                             ------       ------   ---------------

   Return After Taxes on Distributions       30.28%      (8.04%)      2.09%(2)
   Return After Taxes on Distributions
       and Sale of Fund Shares               19.68%      (6.29%)      2.38%(2)

Utilities Fund
   Return Before Taxes                       17.61%      (4.25%)      2.96%
   Return After Taxes on Distributions       16.54%      (5.38%)      0.79%
   Return After Taxes on Distributions
       and Sale of Fund Shares               11.39%      (3.83%)      1.40%

INSTITUTIONAL CLASS
-------------------

Technology Fund
   Return Before Taxes                       47.84%     N/A          (6.12%)(3)
   Return After Taxes on Distributions      (47.84%)    N/A          (6.63%)(3)
   Return After Taxes on Distributions
       and Sale of Fund Shares              (31.10%)    N/A          (4.96%)(3)

CLASS A - (INCLUDING FRONT-END SALES CHARGE)
-------
Energy Fund
   Return Before Taxes                        8.92%     N/A          (8.47%)(4)
   Return After Taxes on Distributions        8.92%     N/A          (8.47%)(4)
   Return After Taxes on Distributions
       and Sale of Fund Shares                5.80%     N/A          (7.18%)(4)

Financial Services Fund
   Return Before Taxes                       14.48%     N/A          (7.25%)(4)
   Return After Taxes on Distributions       14.08%     N/A          (7.47%)(4)
   Return After Taxes on Distributions
       and Sale of Fund Shares                9.39%     N/A          (6.27%)(4)

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

                                                                 10 YEAR OR
FUND AND CLASS                             1 YEAR       5 YEAR   SINCE INCEPTION
--------------                             ------       ------   ---------------

Gold & Precious Metals Fund
   Return Before Taxes                       22.43%     N/A          20.83%(4)
   Return After Taxes on Distributions       22.43%     N/A          20.83%(4)
   Return After Taxes on Distributions
       and Sale of Fund Shares               14.58%     N/A          17.83%(4)

Health Sciences Fund
   Return Before Taxes                        2.76%     N/A          (9.24%)(4)
   Return After Taxes on Distributions        2.76%     N/A          (9.24%)(4)
   Return After Taxes on Distributions
       and Sale of Fund Shares                1.80%     N/A          (7.82%)(4)

Leisure Fund
   Return Before Taxes                       13.52%     N/A          (7.72%)(4)
   Return After Taxes on Distributions       13.52%     N/A          (7.72%)(4)
   Return After Taxes on Distributions
       and Sale of Fund Shares                8.79%     N/A          (6.54%)(4)

Technology Fund
   Return Before Taxes                       39.23%     N/A         (22.01%)(4)
   Return After Taxes on Distributions       39.23%     N/A         (22.01%)(4)
   Return After Taxes on Distributions
       and Sale of Fund Shares               25.50%     N/A         (18.52%)(4)

Telecommunications Fund
   Return Before Taxes                       22.49%     N/A         (18.30%)(4)
   Return After Taxes on Distributions       22.49%     N/A         (18.30%)(4)
   Return After Taxes on Distributions
       and Sale of Fund Shares               14.62%     N/A         (15.43%)(4)

Utilities Fund
   Return Before Taxes                       11.15%     N/A         (10.53%)(4)
   Return After Taxes on Distributions        9.95%     N/A         (11.57%)(4)
   Return After Taxes on Distributions
       and Sale of Fund Shares                7.18%     N/A          (9.54%)(4)

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

                                                                 10 YEAR OR
FUND AND CLASS                              1 YEAR      5 YEAR   SINCE INCEPTION
--------------                              ------      ------   ---------------
CLASS B - (INCLUDING CDSC)
-------

Energy Fund
   Return Before Taxes                        9.48%     N/A          (8.21%)(4)
   Return After Taxes on Distributions        9.48%     N/A          (8.21%)(4)
   Return After Taxes on Distributions
       and Sale of Fund Shares                6.16%     N/A          (6.95%)(4)

Financial Services Fund
   Return Before Taxes                       15.31%     N/A          (6.58%)(4)
   Return After Taxes on Distributions       15.06%     N/A          (6.72%)(4)
   Return After Taxes on Distributions
       and Sale of Fund Shares                9.95%     N/A          (5.66%)(4)

Gold & Precious Metals Fund
   Return Before Taxes                       25.24%     N/A          23.22%(4)
   Return After Taxes on Distributions       25.24%     N/A          23.22%(4)
   Return After Taxes on Distributions
       and Sale of Fund Shares               16.41%     N/A          19.88%(4)

Health Sciences Fund
   Return Before Taxes                        3.08%     N/A          (8.83%)(4)
   Return After Taxes on Distributions        3.08%     N/A          (8.83%)(4)
   Return After Taxes on Distributions
       and Sale of Fund Shares                2.00%     N/A          (7.48%)(4)

Leisure Fund
   Return Before Taxes                       14.29%     N/A          (7.43%)(4)
   Return After Taxes on Distributions       14.29%     N/A          (7.43%)(4)
   Return After Taxes on Distributions
       and Sale of Fund Shares                9.29%     N/A          (6.30%)(4)

Technology Fund
   Return Before Taxes                       40.95%     N/A         (21.88%)(4)
   Return After Taxes on Distributions       40.95%     N/A         (21.88%)(4)
   Return After Taxes on Distributions
       and Sale of Fund Shares               26.62%     N/A        (18.41%)(4)

Telecommunications Fund
   Return Before Taxes                       24.19%     N/A         (17.90%)(4)
   Return After Taxes on Distributions       24.19%     N/A         (17.90%)(4)
   Return After Taxes on Distributions
       and Sale of Fund Shares               15.72%     N/A         (15.09%)(4)

                                                                 10 YEAR OR
FUND AND CLASS                              1 YEAR      5 YEAR   SINCE INCEPTION
--------------                              ------      ------   ---------------

Utilities Fund
   Return Before Taxes                       11.73%     N/A         (10.18%)(4)
   Return After Taxes on Distributions       10.91%     N/A         (10.97%)(4)
   Return After Taxes on Distributions
       and Sale of Fund Shares                7.59%     N/A          (9.09%)(4)

CLASS C - (INCLUDING CDSC)
-------
Energy Fund
   Return Before Taxes                       13.44%     N/A           7.81%(5)
   Return After Taxes on Distributions       13.44%     N/A           7.33%(5)
   Return After Taxes on Distributions
       and Sale of Fund Shares                8.73%     N/A           6.59%(5)

Financial Services Fund
   Return Before Taxes                       18.80%     N/A           5.55%(5)
   Return After Taxes on Distributions       18.76%     N/A           4.80%(5)
   Return After Taxes on Distributions
       and Sale of Fund Shares               12.24%     N/A           4.48%(5)

Gold & Precious Metals Fund
   Return Before Taxes                       28.77%     N/A          20.92%(5)
   Return After Taxes on Distributions       28.77%     N/A          20.60%(5)
   Return After Taxes on Distributions
       and Sale of Fund Shares               18.70%     N/A          18.11%(5)

Health Sciences Fund
   Return Before Taxes                        6.25%     N/A          (6.51%)(5)
   Return After Taxes on Distributions        6.25%     N/A          (7.59%)(5)
   Return After Taxes on Distributions
       and Sale of Fund Shares                4.06%     N/A          (5.84%)(5)

Leisure Fund
   Return Before Taxes                       17.92%     N/A          (1.66%)(5)
   Return After Taxes on Distributions       17.92%     N/A          (2.83%)(5)
   Return After Taxes on Distributions
       and Sale of Fund Shares               11.65%     N/A          (1.86%)(5)

Technology Fund
   Return Before Taxes                       44.91%     N/A         (33.14%)(5)
   Return After Taxes on Distributions       44.91%     N/A         (33.38%)(5)
   Return After Taxes on Distributions
       and Sale of Fund Shares               29.19%     N/A         (25.26%)(5)

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

Telecommunications Fund
   Return Before Taxes                       28.28%     N/A         (39.22%)(5)
   Return After Taxes on Distributions       28.28%     N/A         (39.43%)(5)
   Return After Taxes on Distributions
       and Sale of Fund Shares               18.38%     N/A         (28.88%)(5)

Utilities Fund
   Return Before Taxes                       15.12%     N/A         (17.25%)(5)
   Return After Taxes on Distributions       14.67%     N/A         (17.77%)(5)
   Return After Taxes on Distributions
       and Sale of Fund Shares                9.81%     N/A         (14.44%)(5)

CLASS K
-------

Energy Fund
   Return Before Taxes                       15.03%     N/A          (0.66%)(6)
   Return After Taxes on Distributions       15.03%     N/A          (0.66%)(6)
   Return After Taxes on Distributions
       and Sale of Fund Shares                9.77%     N/A          (0.56%)(6)

Financial Services Fund
   Return Before Taxes                       21.00%     N/A          (1.67%)(6)
   Return After Taxes on Distributions       20.72%     N/A          (2.34%)(6)
   Return After Taxes on Distributions
       and Sale of Fund Shares               13.64%     N/A          (1.68%)(6)

Health Sciences Fund
   Return Before Taxes                        7.90%     N/A          (9.20%)(6)
   Return After Taxes on Distributions        7.90%     N/A          (9.20%)(6)
   Return After Taxes on Distributions
       and Sale of Fund Shares                5.14%     N/A          (7.71%)(6)

Leisure Fund
   Return Before Taxes                       19.32%     N/A           0.22%(7)
   Return After Taxes on Distributions       19.32%     N/A           0.22%(7)
   Return After Taxes on Distributions
       and Sale of Fund Shares               12.56%     N/A           0.18%(7)

Technology Fund
   Return Before Taxes                       45.91%     N/A         (30.12%)(6)
   Return After Taxes on Distributions       45.91%     N/A         (30.12%)(6)
   Return After Taxes on Distributions
       and Sale of Fund Shares               29.84%     N/A         (24.10%)(6)

Telecommunications Fund
   Return Before Taxes                       30.08%     N/A         (37.55%)(6)

                                                                 10 YEAR OR
FUND AND CLASS                              1 YEAR      5 YEAR   SINCE INCEPTION
--------------                              ------      ------   ---------------

   Return After Taxes on Distributions       30.08%     N/A         (37.55%)(6)
   Return After Taxes on Distributions
       and Sale of Fund Shares               19.55%     N/A         (29.33%)(6)


(1) The Fund commenced investment operations on July 29, 1994.
(2) Institutional Class shares commenced investment operations on December 21, 1998.
(3) Class A and Class B shares commenced operations on March 28, 2002.
(4) Class C shares commenced operations on February 14, 2000.
(5) Class K shares commenced operations on November 30, 2000.
(6) Class K shares commenced operations on December 14, 2001.

Average annual total return before taxes was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         n
                                 P(1 + T)  = ERV

where:      P = a hypothetical initial payment of $1,000
            T = average annual total return
            n = number of years
            ERV = ending redeemable value of initial payment

Average annual total return after taxes on distributions and after taxes on distributions and sale of Fund shares is computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending value, according to the following formula:

After taxes on distributions:
                                      n
                              P(1 + T)  =ATV
                                            D

where:      P = a  hypothetical  initial  payment  of $1,000
            T = average  annual total return (after taxes on distributions)
            n = number of years
            ATV  = ending value of a hypothetical  $1,000  payment made  at  the
               D beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion) after taxes on fund distributions but not after taxes on redemptions.

After taxes on distributions and redemption:

                                      n
                              P(1 + T)  =ATV
                                            DR
where:      P = a hypothetical initial payment of $1,000
            T = average  annual total return  (after taxes on  distributions and and redemption) n = number of years
            ATV   = ending value of a  hypothetical  $1,000  payment made at the
               DR beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion) after taxes on fund distributions and redemptions.

The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period indicated.

The "30-day SEC yield" is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:


                             a-b     6
                  Yield = 2[(--- + 1) -1]
                             cd


where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
            d = the  maximum  offering  price  per  share on the last day of the period

In conjunction with performance reports, comparative data between a Fund's performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

In conjunction with performance reports and/or analyses of shareholder services for a Fund, comparative data between that Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, S&P, Lipper Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average, and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Fund. These sources utilize information compiled (i) internally; (ii) by Lipper Inc.; or (iii) by other recognized analytical services. The Lipper Inc. mutual fund rankings and comparisons which may be used by the Funds in performance reports will be drawn from the following mutual fund groupings, in addition to the broad-based Lipper general fund groupings.

                                       Lipper Mutual
            Fund                       Fund Category
            ----                       -------------

            Energy                     Natural Resources
            Financial Services         Financial Services

            Gold & Precious Metals     Gold Oriented
            Health Sciences            Health/Biotechnology
            Leisure                    Specialty/Miscellaneous


            Technology                 Science and Technology
            Telecommunications         Global Funds
            Utilities                  Utility

Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:

AMERICAN ASSOCIATION OF INDIVIDUAL       INSTITUTIONAL INVESTOR
INVESTORS' JOURNAL                       INVESTOR'S BUSINESS DAILY
ARIZONA REPUBLIC                         KIPLINGER'S PERSONAL FINANCE
BANXQUOTE                                LIPPER INC.'S MUTUAL FUND PERFORMANCE
BARRON'S                                 ANALYSIS
BLOOMBERG NEWS                           LOS ANGELES TIMES
BOSTON GLOBE                             MONEY MAGAZINE
BUSINESS WEEK                            MORNINGSTAR
CNBC                                     MUTUAL FUNDS MAGAZINE
CNN                                      NEW YORK TIMES
CHICAGO SUN-TIMES                        ROCKY MOUNTAIN NEWS
CHICAGO TRIBUNE                          SMART MONEY
DENVER BUSINESS JOURNAL                  TIME
DENVER POST                              U.S. NEWS AND WORLD REPORT
DOW JONES NEWS WIRE                      USA TODAY
FINANCIAL TIMES                          WALL STREET JOURNAL
FORBES                                   WASHINGTON POST
FORTUNE                                  WIESENBERGER INVESTMENT COMPANIES
IBBOTSON ASSOCIATES, INC.                SERVICES


PROXY VOTING

The Board has expressly delegated to the Advisor the responsibility to vote proxies related to the securities held in the Funds' portfolios. Under this authority, the Advisor is required by the Board to act solely in the interests of shareholders of the Funds. Other clients of the Advisor who have delegated proxy voting authority to the Advisor similarly require that proxy votes be cast in the best interests of the client.

On behalf of the Funds and its other clients, the Advisor acquires and holds a company's securities in the portfolios it manages in the expectation that they will be a good investment and appreciate in value. As such, the Advisor votes proxies with a focus on the investment implications of each matter upon which a vote is solicited.


A copy of the description of the Funds' proxy voting policy and procedures as administered by the Advisor is available on the website of the Securities and Exchange Commission, at www.sec.gov, and on the Funds' website, www.aiminvestments.com.

PROXY VOTING ADMINISTRATION - The Advisor's proxy review and voting process, which has been in place for many years, meets the Advisor's obligations to all of its clients, including the Funds.

To discharge its responsibilities to the Funds, the Advisor has established a Proxy Committee that establishes guidelines and generally oversees the proxy voting process. The Committee consists of the Advisor's General Counsel, its Chief Investment Officer, its Vice President of Investment Operations and the Advisor's Proxy Administrator. In addition to the Advisor's knowledge of its portfolio companies, the Committee relies upon independent research provided by third parties in fulfilling its responsibilities.

The Advisor, in turn, has engaged a third party, Institutional Shareholder Services ("ISS"), to act as its agent for the administrative and ministerial aspects of proxy voting of portfolio securities, as well as to provide independent research. ISS votes proxies for the Funds on routine matters in accordance with guidelines established by the Advisor and the Funds. These guidelines are reviewed periodically by the Proxy Committee and the Board; accordingly, they are subject to change. Although it occurs infrequently, the guidelines may be overridden by the Advisor in any particular vote, depending upon specific factual circumstances. ISS also serves as the proxy voting record keeper for the Advisor.

Issues that are not covered by the Advisor's proxy voting guidelines, or that are determined by the Advisor on a case-by-case basis, are referred to the Advisor's Chief Investment Officer, who has been granted the ultimate authority and responsibility by the Proxy Committee and the Board to decide how the proxies shall be voted on these issues. The Advisor's Chief Investment Officer, through the Proxy Administrator, is responsible for notifying ISS how to vote on these issues.

GUIDELINES AND POLICIES -- OVERVIEW -- As part of its investment process, the Advisor examines the management of all portfolio companies. The ability and judgment of management is, in the Advisor's opinion, critical to the investment success of any portfolio company. The Advisor generally will not hold securities of companies whose management it questions, and accords substantial weight to management opinions. Not surprisingly, the Advisor casts most of its proxy votes, particularly on routine matters, in accordance with portfolio company management recommendations.

At the same time, when the Advisor believes that the position of the management of a portfolio company may not be in the best interests of shareholders, the Committee or an individual portfolio manager can vote against the management recommendation. In certain cases, the Advisor consistently will vote against management in furtherance of established guidelines on specific matters.

As a general rule, the Advisor votes against any proposals which would reduce the rights or options of shareholders, reduce shareholder influence over the Board and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. In addition, absent specific prior authorization from the Advisor's General Counsel, the Advisor does not:

     o Engage in conduct that involves an attempt to change or influence the control of a portfolio company.

     o    Announce its voting intentions and the reasons therefor.

     o Participate in a proxy solicitation or otherwise seek proxy-voting authority from any other portfolio company shareholder.

     o Act in concert with other portfolio company shareholders in connection with any proxy issue or other activity involving the control or management of a portfolio company.

Although the Advisor reserves the right to vote proxy issues on behalf of the Funds on a case-by-case basis if facts and circumstances so warrant, it will usually vote on issues in the manner described below.

ROUTINE MATTERS - The Advisor generally votes in favor of ratification of accountants, changing corporate names and similar matters. It generally withholds voting authority on unspecified "other matters" that may be listed on a proxy card.

BOARD OF TRUSTEES - The Advisor generally votes for management's slate of trustee nominees. However, it votes against incumbent nominees with poor attendance records, or who have otherwise acted in a manner the Advisor believes is not in the best interests of shareholders.

The Advisor generally opposes attempts to classify boards of trustees to eliminate cumulative voting.

COMPENSATION - The Advisor believes that it is important that a company's equity based compensation plan is aligned with the interests of shareholders, including the Funds and its other clients. Many compensation plans are examined on a case-by-case basis by the Advisor, and the Advisor generally opposes packages that it believes provide excessive awards or create excessive shareholder dilution. The Advisor usually opposes proposals to reprice options because the underlying stock has fallen in value.

ANTI-TAKEOVER AND SIMILAR CORPORATE GOVERNANCE ISSUES - The Advisor generally opposes poison pills, unequal voting rights plans, provisions requiring supermajority approval of a merger and other matters that are designed to limit the ability of shareholders to approve merger transactions. The Advisor generally votes in favor of increases in authorized shares.

SOCIAL ISSUES - The Advisor believes that it is management's responsibility to handle such issues, and generally votes with management on these types of issues, or abstains. INVESCO will oppose issues that it believes will be a detriment to the investment performance of a portfolio company.

CONFLICTS OF INTEREST -- Historically, the Advisor has not had situations in which the interests of its Fund shareholders or other clients are at variance with the Advisor's own interests. In routine matters, the Advisor votes proxies in accordance with established guidelines, and the opportunity for conflict simply does not arise.

In matters that the Advisor examines on a case-by-case basis, or where parties may seek to influence the Advisor's vote (for example, a merger proposal), or in any instance where INVESCO believes there may be an actual or perceived conflict of interest, INVESCO votes the proxy in what it believes to be in the best investment interests of its Fund shareholders and other clients. In such matters, the Advisor's Chief Investment Officer makes the decision, which is reviewed by the Advisor's General Counsel.

Matters in which the Advisor votes against its established guidelines, or matters in which the Advisor believes there may be an actual perceived conflict of interest, together with matters in which the Advisor votes against management recommendations, are reported to the Board on a quarterly basis, together with the reasons for such votes.

CODE OF ETHICS

The Advisor and ADI permit investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires the Advisor's and ADI's personnel to conduct their personal investment activities in a manner that the Advisor and ADI believe is not detrimental to the Funds, or the Advisor's other advisory clients. The Code of Ethics is on file with, and may be obtained from, the Commission.

FINANCIAL STATEMENTS


The financial statements for the Funds for the fiscal year ended March 31, 2003 are incorporated herein by reference from INVESCO Sector Funds, Inc.'s Annual Report to Shareholders dated March 31, 2003. Prior to November 20, 2003, each series of AIM Sector Funds was a series of a Maryland corporation named AIM Sector Funds, Inc. (formerly, INVESCO Sector Funds, Inc.).

                                   APPENDIX A

                                  BOND RATINGS

     The following is a description of Moody's and S&P's bond ratings:

MOODY'S CORPORATE BOND RATINGS

INVESTMENT GRADE
----------------

     Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

     A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NON-INVESTMENT GRADE
--------------------

     Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

     Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

S&P CORPORATE BOND RATINGS

INVESTMENT GRADE
----------------

     AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

NON-INVESTMENT GRADE
--------------------

     BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments.

     B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

     CCC - Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

                                AIM SECTOR FUNDS

                            PART C. OTHER INFORMATION


ITEM 23.  EXHIBITS
          --------

          (a) (1) Certificate of Trust of AIM Sector Funds dated and filed on July 29, 2003.(9)

               (2) Agreement and Declaration of Trust of AIM Sector Funds dated July 29, 2003.(9)

          (b)  Bylaws adopted effective July 29, 2003.(9)

          (c) Provisions of instruments defining the rights of holders of Registrant's securities are contained in Articles II, VI, VII and X of the Agreement and Declaration of Trust and Articles IV, V and VI of the Bylaws of the Registrant.

          (d) (1) Investment Advisory Agreement between Registrant and INVESCO Funds Group, Inc. dated February 28, 1997.(1)

                    (a) Amendment dated May 13, 1999 to the Investment Advisory Agreement.(2)

                    (b) Amendment dated February 14, 2000 to the Investment Advisory Agreement.(3)

               (2)  (a)  Form of Investment Advisory Agreement dated November
                         20, 2003 between Registrant and INVESCO Funds Group, Inc. (filed herewith).

                    (b) Form of Master Investment Advisory Agreement dated November 25, 2003 between Registrant and A I M Advisors, Inc. (filed herewith).

               (3) Form of Master Intergroup Sub-Advisory Contract for Mutual Funds dated November 25, 2003 between A I M Advisors, Inc. ' and INVESCO Institutional (N.A.), Inc. (filed herewith).

          (e) (1) Amended and Restated Master Distribution Agreement dated August 18, 2003 (all classes of shares except Class B shares) (filed herewith).

                    (a) Amendment No. 1 dated August 18, 2003 to Amended and Restated Master Distribution Agreement (all classes of shares except Class B shares) (filed herewith).

                    (b) Amendment No. 2 dated August 18, 2003 to Amended and Restated Master Distribution Agreement (all classes of shares except Class B shares) (filed herewith)

               (2) Amended and Restated Master Distribution Agreement dated August 18, 2003 (Class B shares) (filed herewith).

                    (a) Amendment No. 1 dated August 18, 2003 to Amended and Restated Master Distribution Agreement (Class B shares) (filed herewith).

                    (b) Amendment No. 2 dated August 18, 2003 to Amended and Restated Master Distribution Agreement (Class B shares) (filed herewith).

                    (c) Amendment No. 3 dated August 18, 2003 to Amended and Restated Master Distribution Agreement (Class B shares) (filed herewith).

                    (d) Amendment No. 4 dated August 18, 2003 to Amended and Restated Master Distribution Agreement (Class B shares) (filed herewith).

          (f)  Retirement Plan for Independent Directors (to be filed).

          (g) Custodian Agreement between Registrant and State Street Bank and Trust dated May 8, 2001 as amended September 28, 2001, October 5, 2001, October 19, 2001, March 29, 2002, April 30, 2002, July 31,
               2002, August 30, 2002, October 21, 2002, November 1, 2002,
               November 30, 2002, December 26, 2002, January 31, 2003, and February 10, 2003.(4)

          (h)  (1)  (a)  Transfer Agency Agreement between Registrant and
                         INVESCO Funds Group, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000, May 15, 2001, September 28,
                         2001, October 5, 2001, October 19, 2001, March 29,
                         2002, April 30, 2002, July 31, 2002, August 30, 2002,
                         October 21, 2002, November 1, 2002, November 30, 2002, December 26, 2002, January 31, 2003, and February 10, 2003.(4)

                         (i) Assignment and Assumption Agreement and Consent dated October 1, 2003 of Transfer Agency Agreement by and among Registrant INVESCO Funds Group, Inc. to AIM Investment Services, Inc. (filed herewith).

                    (b) Form of Transfer Agency Agreement dated November 20, 2003 between Registrant and AIM Investment Services, Inc. (filed herewith).

               (2)  (a)  Administrative Services Agreement between Registrant and INVESCO Funds Group, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000, May 15, 2001, September 28,
                         2001, October 5, 2001, October 19, 2001, March 29,
                         2002, April 30, 2002, July 31, 2002, August 30, 2002,
                         October 21, 2002, November 1, 2002, November 30, 2002, December 26, 2002, January 31, 2003, and February 10, 2003.(4)

                         (i) Assignment and Assumption Agreement and Consent dated August 12, 2003 by and among Registrant, INVESCO Funds Group, Inc. and A I M Advisors, Inc. (filed herewith).

                              (a)  Amendment to Assignment and Assumption
                                   Agreement and Consent (to be filed).

                    (b) Form of Master Administrative Services Agreement dated November 25, 2003 between Registrant and A I M Advisors, Inc. (filed herewith).

                              (1) Amendment to Master Administrative Services Agreement (to be filed).

               (3) Agreement and Plan of Reorganization with respect to the reorganization of certain series of the AIM Group of Funds into certain series of INVESCO Sector Funds, Inc., dated as of August 13, 2003.(5)

               (4) Agreement and Plan of Reorganization, dated as of August 13, 2003, which provides for the redomesticatio of INVESCO Sector Funds, Inc. as a Delaware statutory trust and, in connection therewith, the sale of all of its assets and its dissolution as a Maryland Corporation.(6)

          (i) Opinion and consent of Ballard Spahr Andrews & Ingersoll, LLP (filed herewith).

          (j)  Consent of Independent Accountants (filed herewith).

          (k)  Not applicable.

          (l)  Not applicable.

          (m) (1) Amended and Restated Master Plan and Agreement of Distribution pursuant to Rule 12b-1 dated July 1, 2003 (Investor Class shares).(7)

                    (a) Form of Amendment No. 1 to Amended and Restated Master Plan and Agreement of Distribution pursuant to Rule 12b-1 (Investor Class shares) (filed herewith).

                    (b) Form of Amendment No. 2 to Amended and Restated Master Plan and Agreement of Distribution pursuant to Rule 12b-1 (Investor Class shares) (filed herewith).

               (2)  (a)  Amended and Restated Master Distribution Plan (Class A
                         shares) (filed herewith).

                         (1) Amendment No. 1 to Amended and Restated Master Distribution Plan (Class A shares) (filed herewith).

                         (2) Amendment No. 2 to Amended and Restated Master Distribution Plan (Class A shares) (filed herewith).

                    (b) Form of Master Related Agreement to Amended and Restated Master Distribution Plan (Class A Shares) (filed herewith).

               (3)  (a)  Amended and Restated Master Distribution Plan (Class B
                         shares) (Securitization Feature) (filed herewith).

                         (1) Amendment No. 1 to Amended and Restated Master Distribution Plan (Class B shares) (filed herewith).

                         (2) Amendment No. 2 to Amended and Restated Master Distribution Plan (Class B shares) (filed herewith).

               (4)  (a)  Amended and Restated Master Distribution Plan (Class C
                         shares) (filed herewith).

                         (1) Amendment No. 1 to Amended and Restated Master Distribution Plan (Class C shares) (filed herewith).

                         (2) Amendment No. 2 to Amended and Restated Master Distribution Plan (Class C shares) (filed herewith).

                    (b) Form of Master Related Agreement to Amended and Restated Master Distribution Plan (Class C Shares) (filed herewith).

               (5)  (a)  Amended and Restated Master Distribution Plan (Class K
                         shares) (filed herewith).

                         (1) Amendment No. 1 to Amended and Restated Master Distribution Plan (Class K shares) (filed herewith).

                         (2) Amendment No. 2 to Amended and Restated Master Distribution Plan (Class K shares) (filed herewith).

                    (b) Form of Master Related Agreement to Amended and Restated Master Distribution Plan (Class K shares) (filed herewith).

          (n) Multiple Class Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 adopted July 1, 2003.(7)

          (o)  Not applicable.

          (p)  (1)  Code of Ethics Pursuant to Rule 17j-1.(7)

               (2) The AIM Management Group Code of Ethics, adopted May 1, 1981, as last amended June 13, 2003, relating to A I M Management Group Inc. and A I M Advisors, Inc. and its wholly owned and indirect subsidiaries.(8)


(1) Previously filed with Post-Effective Amendment No. 21 to the Registration Statement on December 24, 1997 and incorporated by reference herein. (Identical except for the name of the Registrant (AIM Sector Funds) and the date of the Agreement.)

(2) Previously filed with Post-Effective Amendment No. 26 to the Registration Statement on January 24, 2000 and incorporated by reference herein. (Identical except for the name of the Registrant (AIM Sector Funds) and the date of the Agreement.)

(3) Previously filed with Post-Effective Amendment No. 27 to the Registration Statement on July 24, 2000 and incorporated by reference herein. (Identical except for the name of the Registrant (AIM Sector Funds) and the date of the Agreement.)

(4) Previously filed with Post-Effective Amendment No. 38 to the Registration Statement on July 15, 2003 and incorporated by reference herein. (Identical except for the name of the Registrant (AIM Sector Funds) and the date of the Agreement.)

(5) Previously filed with the Registration Statement on Form N-14 of INVESCO Sector Funds, Inc. on August 13, 2003 and incorporated by reference herein.

(6) Previously filed with the Proxy Statement of INVESCO Sector Funds, Inc. on August 13, 2003 and incorporated by reference herein.

(7) Previously filed with Post-Effective Amendment No. 38 to the Registration Statement on July 15, 2003 and incorporated by reference herein. (Identical except for the name of the Registrant (AIM Sector Funds) and the date.)

(8) Previously filed with Post-Effective Amendment No. 77 to the Registration Statement of AIM Equity Funds filed on July 7, 2003 and incorporated by reference herein.

(9) Previously filed with Post-Effective Amendment No. 39 to the Registration Statement on August 22, 2003 and incorporated by reference herein.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH AIM SECTOR FUNDS (THE "TRUST")
          -------------------------------------------------------------------

No person is presently controlled by or under common control with the Trust.


ITEM 25.  INDEMNIFICATION
          ---------------

Indemnification provisions for officers, directors, and employees of the Registrant are set forth in Article VIII of the Registrant's Agreement and Declaration of Trust and Article VIII of its Bylaws, and are hereby incorporated by reference. See Item 23(a) and (b) above. Under the Agreement and Declaration of Trust dated July 29, 2003, (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust act, the Registrant's Bylaws and other applicable law; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class). The Registrant, A I M Advisors, Inc. ("AIM") and other investment companies managed by AIM their respective officers, trustees, directors and employees are insured under a joint Mutual Fund and Investment Advisory Professional and Directors and Officers Liability Policy.

Section 16 of the Master Investment Advisory Agreement between the Registrant and AIM provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of AIM or any of its officers, directors or employees, that AIM shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of AIM to any series of the Registrant shall not automatically impart liability on the part of AIM to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

Paragraph 7 of the Master Intergroup Sub-Advisory Contract for Mutual Funds states:

7.        LIMITATION OF LIABILITY OF SUB-ADVISER AND INDEMNIFICATION.
Sub-Adviser shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by the Fund or the Trust in connection with the matters to which this Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Sub-Adviser in the performance by Sub-Adviser of its duties or from reckless disregard by Sub-Adviser of its obligations and duties under this Contract. Any person, even though also an officer, partner, employee, or agent of Sub-Adviser, who may be or become a Trustee, officer, employee or agent of the Trust, shall be deemed, when rendering services to a Fund or the Trust or acting with respect to any business of a Fund or the Trust to be rendering such service to or acting solely for the Fund or the Trust and not as an officer, partner, employee, or agent or one under the control or direction of Sub-Adviser even though paid by it.


ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR
          ----------------------------------------------------

The only employment of a substantial nature of the Advisor's directors and officers is with the Advisor and its affiliated companies. See "Fund Management" in the Funds' Prospectuses and "Management of the Funds" in the Statement of Additional Information for information regarding the business of the investment advisor.


ITEM 27.  (a)  PRINCIPAL UNDERWRITERS
               ----------------------

          A I M Distributors, Inc., the Registrant's principal underwriter, also act as principal underwriter to the following investment companies:

AIM Floating Rate Fund                     AIM Tax-Exempt Funds
AIM Funds Group                            AIM Variable Insurance Funds
AIM International Funds, Inc.              AIM Growth Series
AIM Investment Securities Funds            AIM Investment Funds
AIM Special Opportunities Funds            AIM Summit Fund
AIM Bond Funds                             AIM Combination Stock & Bond Funds
AIM Counselor Series Trust                 AIM Stock Funds
AIM Treasurer's Series Trust               AIM Equity Funds

          (b)

                            Positions and                      Positions and
Name and Principal          Offices with                       Offices with
Business Address*           Underwriter                        Registrant
------------------          -------------                      -------------

Michael J. Cemo             Chairman, Director, President &    None
                            Chief Executive Officer
Mark H. Williamson          Director                           Trustee &
                                                               Executive Vice
                                                               President
Gary T. Crum                Director                           Senior Vice
                                                               President
Gene L. Needles             Executive Vice President           None
James L. Salners            Executive Vice President           None
John S. Cooper              Senior Vice President              None

Marilyn M. Miller           Senior Vice President              None
Leslie A. Schmidt           Senior Vice President              None
James E. Stueve             Senior Vice President              None
Stephen H. Bitteker         First Vice President               None
Glenda A. Dayton            First Vice President               None
Gary K. Wendler             First Vice President               None
Kevin M. Carome             Vice President                     Senior Vice
                                                               President
Mary A. Corcoran            Vice President                     None
Sidney M. Dilgren           Vice President                     None
Tony D. Green               Vice President                     None
Dawn M. Hawley              Vice President & Treasurer         None
Ofelia M. Mayo              Vice President, General Counsel    Assistant
                            & Assistant Secretary              Secretary
Kim T. McAuliffe            Vice President                     None
Linda L. Warriner           Vice President                     None
Rebecca Starling-Klatt      Assistant Vice President & Chief   None
                            Compliance Officer
Kathleen J. Pflueger        Secretary                          Assistant
                                                               Secretary

*11 Greenway Plaza, Suite 100, Houston, Texas  77046-1173

          (c)  Not applicable.


ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS
          --------------------------------

          Raymond R. Cunningham
          4350 South Monaco Street
          Denver, CO  80237

          A I M Advisors, Inc.,
          11 Greenway Plaza, Suite 100
          Houston, TX 77046-1173

          State Street Bank & Trust Company
          One Heritage Drive - JPB/2N
          North Quincy, Mass 02171

          AIM Investment Services, Inc.
          P. O. Box 4739
          Houston, TX 77210-4739


ITEM 29.  MANAGEMENT SERVICES
          -------------------

          Not applicable.


ITEM 30.  UNDERTAKINGS
          ------------

          Not applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 19th day of November, 2003.

                              REGISTRANT:     AIM SECTOR FUNDS

                                              By:  /s/ Robert H. Graham
                                                   -----------------------------
                                                   Robert H. Graham, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES                    TITLE                          DATE

/s/ Robert H. Graham          Chairman, Trustee & President  November 19, 2003
-------------------------     (Principal Executive
(Robert H. Graham)            Officer)

/s/ Bob R. Baker              Trustee                        November 19, 2003
-------------------------
(Bob R. Baker)

/s/ Frank S. Bayley           Trustee                        November 19, 2003
-------------------------
(Frank S. Bayley)

/s/ James T. Bunch            Trustee                        November 19, 2003
-------------------------
(James T. Bunch)

/s/ Bruce L. Crockett         Trustee                        November 19, 2003
-------------------------
(Bruce L. Crockett)

/s/ Albert R. Dowden          Trustee                        November 19, 2003
-------------------------
(Albert R. Dowden)

/s/ Edward K. Dunn, Jr.       Trustee                        November 19, 2003
-------------------------
(Edward K. Dunn, Jr.)

/s/ Jack M. Fields            Trustee                        November 19, 2003
-------------------------
(Jack M. Fields)

/s/ Carl M. Frischling        Trustee                        November 19, 2003
-------------------------
(Carl M. Frischling)

/s/ Gerald J. Lewis           Trustee                        November 19, 2003
-------------------------
(Gerald J. Lewis)

/s/ Prema Mathai-Davis        Trustee                        November 19, 2003
-------------------------
(Prema Mathai-Davis)

/s/ Lewis F. Pennock          Trustee                        November 19, 2003
-------------------------
(Lewis F. Pennock)

/s/ Ruth H. Quigley           Trustee                        November 19, 2003
-------------------------
(Ruth H. Quigley)

/s/ Louis S. Sklar            Trustee                        November 19, 2003
-------------------------
(Louis S. Sklar)

/s/ Larry Soll                Trustee                        November 19, 2003
-------------------------
(Larry Soll)

/s/ Mark H. Williamson        Trustee & Executive Vice       November 19, 2003
-------------------------     President
(Mark H. Williamson)

/s/ Dana R. Sutton            Vice President & Treasurer     November 19, 2003
-------------------------
(Dana R. Sutton)              (Principal Financial and
                              Accounting Officer)

                                  Exhibit Index

Exhibit Item        Exhibit
------------        -------

(d) (2) (a)         Form of Investment Advisory Agreement between Registrant
                    and INVESCO Funds Group, Inc.

(d) (2) (b)         Form of Master Investment Advisory Agreement between
                    Registrant and A I M Advisors, Inc.

(d) (3) Form of Master Intergroup Sub-Advisory Contract for Mutual Funds between A I M Advisors, Inc. and INVESCO Institutional (N.A.), Inc.

(e) (1) Amended and Restated Master Distribution Agreement (all classes of shares except Class B shares)

(e) (1) (a)         Amendment No. 1 to Amended and Restated Master Distribution
                    Agreement (all classes of shares except Class B shares)

(e) (1) (b)         Amendment No. 2 to Amended and Restated Master Distribution
                    Agreement (all classes of shares except Class B shares)

(e) (2) Amended and Restated Master Distribution Agreement (Class B shares)

(e) (2) (a)         Amendment No. 1 to Amended and Restated Master Distribution
                    Agreement (Class B shares)

(e) (2) (b)         Amendment No. 2 to Amended and Restated Master Distribution
                    Agreement (Class B shares)

(e) (2) (c)         Amendment No. 3 to Amended and Restated Master Distribution
                    Agreement (Class B shares)

(e) (2) (d)         Amendment No. 4 to Amended and Restated Master Distribution
                    Agreement (Class B shares)

(h) (1) (a)(i)      Assignment and Assumption Agreement and Consent dated
                    October 1, 2003 of Transfer Agency Agreement

(h) (1) (b)         Form of Master Transfer Agency Agreement between Registrant and AIM Investment Services, Inc.

(h) (2) (a) (i)     Assignment and Assumption Agreement and Consent dated August
                    12, 2003 by and among Registrant, INVESCO Funds Group, Inc.
                    and A I M Advisors, Inc. of Administration Agreement

(h) (2) (b)         Form of Master Administrative Services Agreement between
                    Registrant and A I M Advisors, Inc.

(i)                 Opinion and consent of Ballard Spahr Andrews & Ingersoll,
                    LLP

(j)                 Consent of Independent Accountants

(m) (1) (a)         Form of Amendment No. 1 to Amended and Restated Master Plan
                    and Agreement of Distribution adopted pursuant to Rule 12b-1
                    (Investor Class shares)

(m) (1) (b)         Form of Amendment No. 2 to Amended and Restated Master Plan
                    and Agreement of Distribution adopted pursuant to Rule 12b-1
                    (Investor Class shares)

(m) (2) (a)         Amended and Restated Master Distribution Plan (Class A
                    shares)

(m) (2) (a) (1)     Amendment No. 1 to Amended and Restated Master Distribution
                    Plan (Class A shares)

(m) (2) (a) (2)     Amendment No. 2 to Amended and Restated Master Distribution
                    Plan (Class A shares)

(m) (2) (b)         Form of Master Related Agreement to Amended and Restated
                    Master Distribution Plan (Class A shares)

(m) (3) (a)         Amended and Restated Master Distribution Plan (Class B
                    shares) (Securitization Feature)

(m) (3) (a)(1)      Amendment No. 1 to Amended and Restated Master Distribution
                    Plan (Class B shares) (Securitization Feature)

(m) (3) (a)(2)      Amendment No. 2 to Amended and Restated Master Distribution
                    Plan (Class B shares) (Securitization Feature)

(m) (4) (a)         Amended and Restated Master Distribution Plan (Class C
                    shares)

(m) (4) (a)(1)      Amendment No. 1 to Amended and Restated Master Distribution
                    Plan (Class C shares)

(m) (4) (a)(2)      Amendment No. 2 to Amended and Restated Master Distribution
                    Plan (Class C shares)

(m) (4) (b)         Form of Master Related Agreement to Amended and Restated
                    Master Distribution Plan (Class C shares)

(m) (5) (a)         Amended and Restated Master Distribution Plan (Class K
                    shares)

(m) (5)(a) (1)      Amendment No. 1 to Amended and Restated Master Distribution
                    Plan (Class K shares)

(m) (5)(a) (2)      Amendment No. 2 to Amended and Restated Master Distribution
                    Plan (Class K shares)

(m) (5) (b)         Form of Master Related Agreement to Amended and Restated
                    Master Distribution Plan (Class K shares)